UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Global Dividend Income Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Government Obligations Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Low Duration Government Income Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Small-Cap Value Fund

Eaton Vance Tax-Managed Value Fund

Eaton Vance U.S. Government Money Market Fund

Parametric Market Neutral Fund (formerly, Eaton Vance Parametric Structured Absolute Return Fund)

Parametric Tax-Managed International Equity Fund (formerly, Eaton Vance Tax-Managed International Equity Fund)

Eaton Vance

Diversified Currency Income Fund

July 31, 2013 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $806,958,785 and the Fund owned 75.2% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

International Income Portfolio

July 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 38.4%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 1.0%
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	220,000	$2,800,117
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,757,953
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,825,360
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,236,638
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	141,300	1,807,971

Total Bangladesh			$10,428,039

Bosnia and Herzegovina — 0.7%
Republic of Srpska, 1.50%, 6/30/23	BAM	3,217	$1,433,302
Republic of Srpska, 1.50%, 10/30/23	BAM	6,226	2,738,070
Republic of Srpska, 1.50%, 12/15/23	BAM	1,432	617,651
Republic of Srpska, 1.50%, 6/15/24	BAM	863	362,875
Republic of Srpska, 1.50%, 5/31/25	BAM	4,621	1,780,840
Republic of Srpska, 1.50%, 6/9/25	BAM	346	135,326
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	834,139

Total Bosnia and Herzegovina			$7,902,203

Brazil — 0.5%
Nota do Tesouro Nacional, 6.00%, 5/15/15 (1)	BRL	11,958	$5,405,914

Total Brazil			$5,405,914

Chile — 1.4%
Government of Chile, 6.00%, 7/1/14	CLP	4,265,000	$8,388,484
Government of Chile, 6.00%, 1/1/15	CLP	3,270,000	6,466,806

Total Chile			$14,855,290

Colombia — 4.0%
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	32,300,000	$17,846,613
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	28,000,000	15,390,949
Titulos De Tesoreria B, 13.50%, 9/12/14	COP	17,000,000	9,859,506

Total Colombia			$43,097,068

Costa Rica — 0.5%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,664,608
Titulo Propiedad UD, 1.00%, 1/12/22 (1)	CRC	504,001	879,221
Titulo Propiedad UD, 1.63%, 7/13/16 (1)	CRC	279,392	542,576

Total Costa Rica			$5,086,405

Georgia — 1.7%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	1,000	$610,054
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	8,200	5,022,442
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	8,576	5,263,620
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	333,744
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	2,530	1,554,965
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	400	245,233
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	329,501
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	349,463
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	3,872	2,473,540

1

Security	Principal Amount (000’s omitted)		Value
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	1,000	$647,129
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	340,271
Georgia Treasury Bond, 13.00%, 3/15/14	GEL	2,500	1,583,473

Total Georgia			$18,753,435

Ghana — 3.6%
Ghana Government Bond, 14.25%, 7/25/16	GHS	1,565	$658,378
Ghana Government Bond, 16.90%, 3/7/16	GHS	13,618	6,186,801
Ghana Government Bond, 19.24%, 5/30/16	GHS	13,219	6,280,448
Ghana Government Bond, 21.00%, 10/26/15	GHS	36,870	18,295,427
Ghana Government Bond, 23.00%, 8/21/17	GHS	3,400	1,791,538
Ghana Government Bond, 24.00%, 5/25/15	GHS	4,400	2,265,154
Ghana Government Bond, 26.00%, 6/5/17	GHS	5,513	3,102,918

Total Ghana			$38,580,664

Jordan — 2.1%
Jordan Government Bond, 6.174%, 1/8/14	JOD	2,500	$3,551,842
Jordan Government Bond, 6.422%, 2/8/14	JOD	1,500	2,135,850
Jordan Government Bond, 6.511%, 5/15/16	JOD	2,000	2,828,716
Jordan Government Bond, 7.078%, 7/18/14	JOD	2,500	3,588,434
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,918,837
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,380,320
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,640,877

Total Jordan			$23,044,876

Lebanon — 0.3%
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	5,043,330	$3,447,188

Total Lebanon			$3,447,188

Mexico — 0.8%
Mexican Bonos, 8.00%, 12/19/13	MXN	110,479	$8,790,419

Total Mexico			$8,790,419

Peru — 3.5%
Republic of Peru, 4.40%, 9/12/13	PEN	66,000	$23,690,129
Republic of Peru, 9.91%, 5/5/15	PEN	31,641	12,477,599
Republic of Peru, 9.91%, 5/5/15 (2)	PEN	3,174	1,251,664

Total Peru			$37,419,392

Philippines — 0.2%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,605,243

Total Philippines			$2,605,243

Romania — 3.5%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$8,195,110
Romania Government Bond, 5.80%, 10/26/15	RON	61,580	19,095,700
Romania Government Bond, 5.85%, 7/28/14	RON	20,160	6,166,195
Romania Government Bond, 11.00%, 3/5/14	RON	11,720	3,669,138

Total Romania			$37,126,143

Russia — 2.9%
Russia Government Bond, 7.10%, 3/13/14	RUB	1,009,939	$30,863,293

Total Russia			$30,863,293

Serbia — 1.8%
Serbia Treasury Bill, 0.00%, 1/23/14	RSD	289,750	$3,232,486
Serbia Treasury Bill, 0.00%, 5/22/14	RSD	146,750	1,583,356

2

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	369,570	$3,979,545
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020	1,772,084
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	653,415
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	300,080	3,428,383
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	3,203,571
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	96,530	1,088,691

Total Serbia			$18,941,531

Sri Lanka — 2.8%
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	437,480	$2,850,184
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	2,090,070	14,368,355
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,084,210	7,387,193
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	840,350	5,567,592

Total Sri Lanka			$30,173,324

Sweden — 0.1%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510	$923,914
Government of Sweden, 6.75%, 5/5/14	SEK	395	63,263

Total Sweden			$987,177

Turkey — 2.1%
Turkey Government Bond, 0.00%, 9/11/13	TRY	43,379	$22,256,337

Total Turkey			$22,256,337

Uruguay — 1.9%
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	47,300	$2,213,638
Monetary Regulation Bill, 0.00%, 2/27/14 (1)	UYU	3,812	177,421
Monetary Regulation Bill, 0.00%, 3/26/15 (1)	UYU	35,704	1,625,253
Republic of Uruguay, 4.375%, 12/15/28 (1)	UYU	7,414	386,648
Uruguay Notas Del Tesoro, 2.25%, 8/23/17 (1)	UYU	95,533	4,423,332
Uruguay Notas Del Tesoro, 2.75%, 6/16/16 (1)	UYU	47,832	2,255,949
Uruguay Notas Del Tesoro, 4.00%, 6/14/15 (1)	UYU	89,386	4,350,879
Uruguay Notas Del Tesoro, 4.25%, 1/5/17 (1)	UYU	70,983	3,532,764
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,183,078

Total Uruguay			$20,148,962

Vietnam — 3.0%
Vietnam Government Bond, 8.80%, 6/15/14	VND	55,000,000	$2,646,374
Vietnam Government Bond, 9.10%, 12/15/14	VND	121,116,200	5,884,661
Vietnam Government Bond, 10.80%, 4/15/15	VND	47,866,000	2,389,305
Vietnam Government Bond, 11.00%, 4/15/14	VND	53,000,000	2,582,405
Vietnam Government Bond, 11.33%, 5/13/15	VND	80,000,000	4,051,891
Vietnam Government Bond, 11.59%, 2/20/14	VND	150,852,100	7,305,452
Vietnam Government Bond, 12.10%, 1/16/15	VND	80,000,000	4,050,724
Vietnam Government Bond, 12.34%, 7/25/14	VND	60,519,000	3,014,105

Total Vietnam			$31,924,917

Total Foreign Government Bonds (identified cost $426,540,791)			$411,837,820

Collateralized Mortgage Obligations — 0.1%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$303,990	$338,158

3

Security	Principal Amount		Value
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39 (3)		$785,924	$878,698

Total Collateralized Mortgage Obligations (identified cost $1,130,736)			$1,216,856

Mortgage Pass-Throughs — 0.9%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.22%, with maturity at 2035(4)		$1,263,342	$1,328,515
4.061%, with maturity at 2035(4)		1,134,887	1,242,347
6.50%, with various maturities to 2036		2,103,500	2,371,501
7.00%, with maturity at 2033		773,008	883,091
7.50%, with maturity at 2035		438,119	512,991
8.50%, with maturity at 2032		385,923	465,597

			$6,804,042

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,130,985	$1,330,850
8.00%, with maturity at 2016		230,476	242,696
9.00%, with various maturities to 2024		740,301	862,858

			$2,436,404

Total Mortgage Pass-Throughs (identified cost $8,710,164)			$9,240,446

U.S. Treasury Obligations — 7.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bond, 11.25%, 2/15/15(5)		$68,200	$79,732,756

Total U.S. Treasury Obligations (identified cost $79,693,895)			$79,732,756

Precious Metals — 5.0%

Description	Troy Ounces		Value
Gold(6)		23,955	$31,714,211
Platinum(6)		15,282	21,960,517

Total Precious Metals (identified cost $61,952,385)			$53,674,728

Short-Term Investments — 45.3%

Foreign Government Securities — 29.2%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.3%
Bank of Georgia Promissory Note, 1.50%, 12/20/13	AZN	1,503	$1,920,986

4

Security	Principal Amount (000’s omitted)		Value
Georgia Treasury Bill, 0.00%, 1/16/14	GEL	3,000	$1,772,499

Total Georgia			$3,693,485

Israel — 0.4%
Israel Treasury Bill, 0.00%, 1/8/14	ILS	16,456	$4,593,972

Total Israel			$4,593,972

Kenya — 1.6%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	367,500	$3,981,799
Kenya Treasury Bill, 0.00%, 4/21/14	KES	365,000	3,945,623
Kenya Treasury Bill, 0.00%, 6/9/14	KES	526,000	5,589,227
Kenya Treasury Bill, 0.00%, 6/16/14	KES	324,000	3,433,850

Total Kenya			$16,950,499

Lebanon — 3.9%
Lebanon Treasury Bill, 0.00%, 8/15/13	LBP	4,094,600	$2,707,472
Lebanon Treasury Bill, 0.00%, 11/7/13	LBP	9,001,090	5,884,583
Lebanon Treasury Bill, 0.00%, 11/21/13	LBP	5,989,110	3,908,123
Lebanon Treasury Bill, 0.00%, 12/5/13	LBP	3,571,790	2,326,353
Lebanon Treasury Bill, 0.00%, 12/19/13	LBP	8,395,160	5,457,588
Lebanon Treasury Bill, 0.00%, 1/2/14	LBP	5,042,060	3,271,601
Lebanon Treasury Bill, 0.00%, 1/16/14	LBP	1,743,340	1,128,363
Lebanon Treasury Bill, 0.00%, 2/20/14	LBP	4,514,930	2,908,048
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,122,060	1,346,955
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	17,063,990	10,807,320
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	2,791,450	1,760,739

Total Lebanon			$41,507,145

Malaysia — 4.4%
Bank Negara Monetary Note, 0.00%, 8/13/13	MYR	30,259	$9,318,738
Bank Negara Monetary Note, 0.00%, 9/5/13	MYR	7,144	2,196,143
Bank Negara Monetary Note, 0.00%, 9/17/13	MYR	37,700	11,578,220
Bank Negara Monetary Note, 0.00%, 10/22/13	MYR	7,528	2,305,541
Bank Negara Monetary Note, 0.00%, 10/29/13	MYR	28,402	8,693,635
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	10,924	3,340,521
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	24,629	7,527,159
Bank Negara Monetary Note, 0.00%, 12/10/13	MYR	6,800	2,074,727

Total Malaysia			$47,034,684

Mauritius — 0.4%
Mauritius Treasury Bill, 0.00%, 4/25/14	MUR	37,100	$1,177,222
Mauritius Treasury Bill, 0.00%, 5/9/14	MUR	94,600	2,997,865

Total Mauritius			$4,175,087

Mexico — 3.1%
Mexico Cetes, 0.00%, 9/19/13	MXN	243,962	$19,002,401
Mexico Cetes, 0.00%, 3/6/14	MXN	52,245	3,996,367
Mexico Cetes, 0.00%, 4/3/14	MXN	122,857	9,364,765
Mexico Cetes, 0.00%, 6/26/14	MXN	8,070	609,596

Total Mexico			$32,973,129

Nigeria — 1.9%
Nigeria Treasury Bill, 0.00%, 8/22/13	NGN	161,925	$1,001,423
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	122,393	744,117
Nigeria Treasury Bill, 0.00%, 12/5/13	NGN	864,580	5,144,364

5

Security	Principal Amount (000’s omitted)		Value
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	880,900	$5,149,323
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	322,507	1,796,502
Nigeria Treasury Bill, 1.00%, 10/24/13	NGN	1,078,598	6,524,752

Total Nigeria			$20,360,481

Philippines — 2.4%
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	791,470	$18,221,001
Philippine Treasury Bill, 0.00%, 8/22/13	PHP	48,120	1,107,343
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	99,140	2,278,827
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	140,070	3,216,781
Philippine Treasury Bill, 0.00%, 1/2/14	PHP	27,570	632,530

Total Philippines			$25,456,482

Romania — 0.2%
Romania Treasury Bill, 0.00%, 1/15/14	RON	7,200	$2,127,033

Total Romania			$2,127,033

Serbia — 1.0%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	305,350	$3,379,683
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	650,200	7,112,916

Total Serbia			$10,492,599

Singapore — 3.0%
Monetary Authority of Singapore, 0.00%, 10/4/13	SGD	11,192	$8,803,587
Singapore Treasury Bill, 0.00%, 11/15/13	SGD	18,238	14,341,748
Singapore Treasury Bill, 0.00%, 1/10/14	SGD	12,021	9,449,663

Total Singapore			$32,594,998

South Korea — 1.6%
Korea Monetary Stabilization Bond, 0.00%, 10/1/13	KRW	2,518,780	$2,232,837
Korea Monetary Stabilization Bond, 0.00%, 10/8/13	KRW	10,000,000	8,860,085
Korea Monetary Stabilization Bond, 0.00%, 10/15/13	KRW	6,805,370	6,024,275

Total South Korea			$17,117,197

Sri Lanka — 1.7%
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	50,880	$381,112
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	275,310	2,029,410
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	798,950	5,747,151
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	874,790	6,280,305
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	9,550	68,154
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	38,860	275,094
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	42,030	296,336
Sri Lanka Treasury Bill, 0.00%, 6/6/14	LKR	515,820	3,607,671

Total Sri Lanka			$18,685,233

Thailand — 3.0%
Bank of Thailand, 0.00%, 9/12/13	THB	286,400	$9,123,662
Bank of Thailand, 0.00%, 1/9/14	THB	720,500	22,760,872

Total Thailand			$31,884,534

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 1/31/14 (1)	UYU	22,594	$1,052,631

Total Uruguay			$1,052,631

6

Security	Principal Amount (000’s omitted)		Value
Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	14,250	$2,303,429

Total Zambia			$2,303,429

Total Foreign Government Securities (identified cost $320,066,584)			$313,002,618

U.S. Treasury Obligations — 9.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/19/13(5)		$71,000	$70,997,586
U.S. Treasury Note, 4.25%, 11/15/13		25,000	25,303,225

Total U.S. Treasury Obligations (identified cost $96,295,585)			$96,300,811

Other — 7.1%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(7)		$76,263	$76,263,000

Total Other (identified cost $76,263,000)			$76,263,000

Total Short-Term Investments (identified cost $492,625,169)			$485,566,429

Total Investments — 97.1% (identified cost $1,070,653,140)			$1,041,269,035

Other Assets, Less Liabilities — 2.9%			$31,361,041

Net Assets — 100.0%			$1,072,630,076

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AZN	-	Azerbaijani Manat

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

ILS	-	Israeli Shekel

7

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $1,251,664 or 0.1% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2013.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Non-income producing.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $95,404.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2013 were $55,211,186 or 5.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2013 is as follows:

8

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/7/13	Israeli Shekel 13,598,000	United States Dollar 3,752,208	Bank of America	$(62,647)
9/23/13	Euro 78,439,015	United States Dollar 105,181,479	State Street Bank and Trust Co.	811,596
10/10/13	Danish Krone 8,600,000	Euro 1,153,806	Goldman Sachs International	(390)
10/29/13	Romanian Leu 10,819,786	Euro 2,442,132	Credit Suisse International	16,493
1/3/14	Brazilian Real 12,890,000	United States Dollar 5,665,934	State Street Bank and Trust Co.	193,333
3/21/14	Croatian Kuna 28,911,000	Euro 3,750,730	Citibank NA	(93,982)
4/30/14	Peruvian New Sol 23,874,000	United States Dollar 8,954,989	Bank of Nova Scotia	583,708

				$1,448,111

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/5/13	Indian Rupee 337,061,000	United States Dollar 5,607,450	Bank of America	$(67,726)
8/7/13	Israeli Shekel 13,598,000	United States Dollar 3,798,008	JPMorgan Chase Bank	16,846
8/8/13	Zambian Kwacha 2,518,000	United States Dollar 459,489	Standard Chartered Bank	(689)
8/8/13	Zambian Kwacha 3,710,000	United States Dollar 677,007	Standard Chartered Bank	(1,015)
8/8/13	Zambian Kwacha 2,902,000	United States Dollar 529,852	Standard Chartered Bank	(1,084)
8/8/13	Zambian Kwacha 9,750,000	United States Dollar 1,779,652	Standard Chartered Bank	(3,121)
8/12/13	Indian Rupee 600,325,000	United States Dollar 9,935,126	Credit Suisse International	(83,436)
8/12/13	Peruvian New Sol 15,806,000	United States Dollar 5,666,248	Standard Chartered Bank	(20,114)
8/16/13	Indonesian Rupiah 104,959,530,000	United States Dollar 10,688,343	State Street Bank and Trust Co.	(541,658)
8/19/13	Indonesian Rupiah 77,294,000,000	United States Dollar 7,528,392	Nomura International PLC	(66,512)
8/21/13	Chilean Peso 1,671,004,000	United States Dollar 3,283,238	Standard Chartered Bank	(40,489)
9/3/13	Philippine Peso 98,161,108	United States Dollar 2,269,254	Goldman Sachs International	(4,607)
9/3/13	Philippine Peso 49,877,256	United States Dollar 1,153,045	JPMorgan Chase Bank	(2,341)
9/5/13	Philippine Peso 204,451,000	United States Dollar 4,704,565	Bank of America	12,420
9/5/13	Philippine Peso 169,688,000	United States Dollar 3,905,093	Goldman Sachs International	9,859
9/5/13	Philippine Peso 178,619,000	United States Dollar 4,109,207	JPMorgan Chase Bank	11,797

9

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/11/13	New Turkish Lira 15,707,543	United States Dollar 7,921,900	Standard Chartered Bank	$130,490
9/12/13	Kenyan Shilling 562,000,000	United States Dollar 6,422,857	Standard Chartered Bank	(37,146)
9/13/13	Serbian Dinar 1,396,093,906	Euro 12,089,487	Citibank NA	75,834
9/13/13	Serbian Dinar 459,266,000	Euro 3,999,704	Deutsche Bank	(5,238)
9/18/13	Indian Rupee 939,299,000	United States Dollar 15,623,086	Standard Chartered Bank	(336,883)
9/20/13	Norwegian Krone 262,737,281	Euro 33,106,599	Citibank NA	454,398
9/20/13	Swedish Krona 114,735,960	Euro 13,149,123	Deutsche Bank	87,654
9/20/13	Swedish Krona 84,875,963	Euro 9,727,124	Standard Chartered Bank	64,768
9/23/13	Euro 2,880,263	United States Dollar 3,745,839	Goldman Sachs International	86,599
9/24/13	Polish Zloty 117,125,408	Euro 26,906,825	Bank of America	724,819
9/25/13	Israeli Shekel 40,553,000	United States Dollar 11,176,552	Bank of America	187,426
10/1/13	Philippine Peso 49,083,355	United States Dollar 1,134,167	Goldman Sachs International	(1,257)
10/1/13	Philippine Peso 99,178,281	United States Dollar 2,290,650	JPMorgan Chase Bank	(1,480)
10/10/13	Danish Krone 8,600,000	Euro 1,153,619	State Street Bank and Trust Co.	639
10/10/13	Philippine Peso 11,988,000	United States Dollar 274,137	Bank of America	2,546
10/10/13	Philippine Peso 10,435,000	United States Dollar 238,678	Goldman Sachs International	2,161
10/15/13	Kenyan Shilling 100,000,000	United States Dollar 1,135,718	Standard Chartered Bank	(4,781)
10/15/13	Yuan Offshore Renminbi 141,737,000	United States Dollar 22,944,071	Bank of America	45,651
10/15/13	Yuan Offshore Renminbi 161,902,000	United States Dollar 26,216,825	BNP Paribas SA	43,658
10/25/13	Mauritian Rupee 84,078,000	Euro 2,033,817	Standard Bank	1,880
10/25/13	Mauritian Rupee 100,733,807	United States Dollar 3,233,830	HSBC Bank USA	11,077
10/31/13	Indian Rupee 481,685,000	United States Dollar 7,948,991	BNP Paribas SA	(200,669)
10/31/13	Indian Rupee 491,551,000	United States Dollar 8,111,804	Goldman Sachs International	(204,779)
11/29/13	Kenyan Shilling 200,000,000	United States Dollar 2,305,476	Standard Chartered Bank	(56,704)
3/14/14	Kenyan Shilling 308,211,000	United States Dollar 3,326,975	Standard Bank	58,404
4/11/14	Kenyan Shilling 78,701,000	United States Dollar 854,053	Standard Chartered Bank	3,476
5/30/14	Armenian Dram 2,215,900,000	United States Dollar 5,000,000	VTB Capital PLC	(66,852)
7/17/14	Armenian Dram 1,188,310,000	United States Dollar 2,712,417	VTB Capital PLC	18,692
7/22/14	Indonesian Rupiah 77,639,000,000	United States Dollar 6,838,031	Australia and New Zealand Banking Group Limited	5,432

				$307,945

10

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	34 U.S. 5-Year Treasury Note	Short	$(4,168,719)	$(4,126,485)	$42,234
9/13	14 U.S. 10-Year Treasury Note	Short	(1,813,148)	(1,770,125)	43,023
9/13	7 U.S. Long Treasury Bond	Short	(984,285)	(938,438)	45,847
12/13	83 Gold	Short	(11,032,940)	(10,897,900)	135,040

					$266,144

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 36,000,000 Banco de Guatemala, 0%, due 12/2/13	3-month USD-LIBOR-BBA + 50 bp on $4,457,037 (Notional Amount) plus Notional Amount at termination date	12/4/13	$66,914
Citibank NA	Total return on GTQ 43,000,000 Banco de Guatemala, 0%, due 3/2/14	3-month USD-LIBOR-BBA + 50 bp on $5,285,022 (Notional Amount) plus Notional Amount at termination date	3/4/14	64,443
Citibank NA	Total return on GTQ 29,000,000 Banco de Guatemala, 0%, due 3/2/14	3-month USD-LIBOR-BBA + 50 bp on $3,582,453 (Notional Amount) plus Notional Amount at termination date	3/5/14	27,811

				$159,168

GTQ	-	Guatemalan Quetzal

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodity-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

11

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$135,040	$—

		$135,040	$—

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$3,661,656	$(1,905,600)
Foreign Exchange	Total Return Swaps	159,168	—

		$3,820,824	$(1,905,600)

Interest Rate	Futures Contracts*	$131,104	$—

		$131,104	$—

*	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,074,710,769

Gross unrealized appreciation	$4,350,066
Gross unrealized depreciation	(37,791,800)

Net unrealized depreciation	$(33,441,734)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

12

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$411,837,820	$—	$411,837,820
Collateralized Mortgage Obligations	—	1,216,856	—	1,216,856
Mortgage Pass-Throughs	—	9,240,446	—	9,240,446
U.S. Treasury Obligations	—	79,732,756	—	79,732,756
Precious Metals	53,674,728	—	—	53,674,728
Short-Term Investments -
Foreign Government Securities	—	313,002,618	—	313,002,618
U.S. Treasury Obligations	—	96,300,811	—	96,300,811
Other	—	76,263,000	—	76,263,000
Total Investments	$53,674,728	$987,594,307	$—	$1,041,269,035
Forward Foreign Currency Exchange Contracts	$—	$3,661,656	$—	$3,661,656
Futures Contracts	266,144	—	—	266,144
Swap Contracts	—	159,168	—	159,168
Total	$53,940,872	$991,415,131	$—	$1,045,356,003

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,905,600)	$—	$(1,905,600)
Total	$—	$(1,905,600)	$—	$(1,905,600)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

13

Eaton Vance

Emerging Markets Local Income Fund

July 31, 2013 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $564,758,701 and the Fund owned 84.2% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

July 31, 2013

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 79.2%

Security	Principal Amount		Value
Albania — 0.3%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$2,042,918

Total Albania			$2,042,918

Angola — 0.0%(2)
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	270	$289,238

Total Angola			$289,238

Australia — 1.6%
Australia Government Bond, 1.25%, 2/21/22(1)(3)	AUD	1,168	$1,073,011
Australia Government Bond, 5.75%, 7/15/22	AUD	9,216	9,597,668

Total Australia			$10,670,679

Bahrain — 0.3%
Kingdom of Bahrain, 6.125%, 8/1/23(4)(5)	USD	1,643	$1,658,943

Total Bahrain			$1,658,943

Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(4)(5)	USD	1,265	$1,272,802
Government of Bermuda, 5.603%, 7/20/20(4)	USD	900	972,000

Total Bermuda			$2,244,802

Bosnia and Herzegovina — 0.4%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	17	$11,118
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86	58,005
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	50,607
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	120	77,529
Republic of Srpska, 1.50%, 6/30/23	BAM	325	144,757
Republic of Srpska, 1.50%, 10/30/23	BAM	194	85,232
Republic of Srpska, 1.50%, 12/15/23	BAM	48	20,684
Republic of Srpska, 1.50%, 5/31/25	BAM	5,337	2,056,873
Republic of Srpska, 1.50%, 6/9/25	BAM	534	208,712
Republic of Srpska, 1.50%, 12/24/25	BAM	480	181,908

Total Bosnia and Herzegovina			$2,895,425

Brazil — 4.4%
Brazil Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	15,471	$5,940,251
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/14	BRL	16,769	7,375,714
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314	9,173,509
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127	6,783,188
Republic of Brazil, 10.25%, 1/10/28	BRL	620	283,319

Total Brazil			$29,555,981

Chile — 0.2%
Government of Chile, 6.00%, 3/1/18	CLP	300,000	$606,242
Government of Chile, 6.00%, 1/1/20	CLP	465,000	944,963

Total Chile			$1,551,205

Colombia — 3.7%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$3,903,145
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000	5,693,184
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000	11,949,436
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000	3,480,225

Total Colombia			$25,025,990

1

Security	Principal Amount		Value
Costa Rica — 0.0%(2)
Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	58,953	$102,842
Titulo Propiedad UD, 1.63%, 7/13/16(3)	CRC	6,623	12,862

Total Costa Rica			$115,704

Cyprus — 0.7%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	1,650	$1,607,894
Republic of Cyprus, 4.375%, 7/15/14(1)(4)	EUR	730	845,002
Republic of Cyprus, 4.625%, 2/3/20(1)(4)	EUR	2,565	2,192,433

Total Cyprus			$4,645,329

Georgia — 0.4%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	600	$367,496
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	994	610,079
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	850	522,419
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	370	226,840
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	450	287,472
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	500	323,565

Total Georgia			$2,337,871

Ghana — 0.1%
Ghana Government Bond, 16.90%, 3/7/16	GHS	700	$318,017
Ghana Government Bond, 21.00%, 10/26/15	GHS	600	297,732
Ghana Government Bond, 26.00%, 6/5/17	GHS	529	297,740

Total Ghana			$913,489

Guatemala — 0.2%
Republic of Guatemala, 4.875%, 2/13/28(4)	USD	1,100	$1,031,250

Total Guatemala			$1,031,250

Hungary — 6.4%
Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600	$9,500,844
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	4,987,858
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000	844,795
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100	2,700,557
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520	7,263,423
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	5,269,243
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000	2,020,954
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800	3,243,348
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000	2,135,816
National Bank of Hungary, 8.875%, 11/1/13	USD	710	720,195
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	1,362	1,820,453
Republic of Hungary, 4.375%, 7/4/17	EUR	374	502,103
Republic of Hungary, 4.50%, 1/29/14	EUR	1,539	2,088,561

Total Hungary			$43,098,150

Indonesia — 8.0%
Indonesia Government Bond, 6.25%, 4/15/17	IDR	8,055,000	$762,327
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	2,761,039
Indonesia Government Bond, 7.375%, 9/15/16	IDR	49,083,000	4,796,528
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	472,565
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000	2,962,538
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,395,080
Indonesia Government Bond, 9.00%, 9/15/18	IDR	13,080,000	1,355,853
Indonesia Government Bond, 9.50%, 6/15/15	IDR	33,485,000	3,407,403
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	3,804,419
Indonesia Government Bond, 9.50%, 7/15/31	IDR	118,958,000	12,936,068
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	614,099
Indonesia Government Bond, 10.00%, 7/15/17	IDR	10,200,000	1,090,686
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	2,462,126
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	957,300
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,562,402

2

Security	Principal Amount		Value
Indonesia Government Bond, 10.50%, 8/15/30	IDR	30,978,000	$3,632,059
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	1,279,974
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	1,680,280
Indonesia Government Bond, 11.00%, 9/15/25	IDR	16,440,000	1,961,697
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000	2,913,321

Total Indonesia			$53,807,764

Jamaica — 0.1%
Jamaica Government International Bond, 8.00%, 6/24/19	USD	100	$99,000
Jamaica Government International Bond, 10.625%, 6/20/17	USD	480	528,720

Total Jamaica			$627,720

Jordan — 0.2%
Jordan Government Bond, 7.387%, 8/30/14	JOD	800	$1,153,709

Total Jordan			$1,153,709

Kenya — 0.3%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$2,001,043

Total Kenya			$2,001,043

Lebanon — 0.1%
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	326,560	$222,922
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	595,920	407,765

Total Lebanon			$630,687

Malaysia — 4.5%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125	$1,185,944
Malaysia Government Bond, 3.741%, 2/27/15	MYR	14,876	4,622,635
Malaysia Government Bond, 3.814%, 2/15/17	MYR	7,003	2,175,472
Malaysia Government Bond, 3.892%, 3/15/27	MYR	7,541	2,237,838
Malaysia Government Bond, 4.012%, 9/15/17	MYR	10,786	3,353,189
Malaysia Government Bond, 4.16%, 7/15/21	MYR	26,063	8,054,463
Malaysia Government Bond, 4.24%, 2/7/18	MYR	15,775	4,946,002
Malaysia Government Bond, 4.378%, 11/29/19	MYR	3,750	1,180,278
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047	1,279,300
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480	1,124,516

Total Malaysia			$30,159,637

Mexico — 4.5%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800	$1,760,990
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480	2,628,209
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500	825,742
Mexican Bonos, 8.00%, 12/19/13	MXN	13,609	1,082,819
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018	1,875,791
Mexican Bonos, 8.50%, 12/13/18	MXN	6,833	619,085
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	3,585,081
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	3,279,588
Mexican Bonos, 9.50%, 12/18/14	MXN	23,060	1,935,614
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550	6,631,460
Mexican Bonos, 10.00%, 11/20/36	MXN	56,570	5,881,623

Total Mexico			$30,106,002

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(4)	USD	550	$506,000

Total Mongolia			$506,000

New Zealand — 1.5%
New Zealand Government Bond, 2.00%, 9/20/25(3)	NZD	4,036	$3,150,642
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,570	1,332,079
New Zealand Government Bond, 5.50%, 4/15/23	NZD	4,960	4,358,418
New Zealand Government Bond, 6.00%, 12/15/17	NZD	1,570	1,378,162

Total New Zealand			$10,219,301

3

Security	Principal Amount		Value
Nigeria — 0.3%
Nigeria Treasury Bond, 16.00%, 6/29/19	NGN	251,000	$1,707,300

Total Nigeria			$1,707,300

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(4)	USD	458	$428,230

Total Paraguay			$428,230

Peru — 1.9%
Republic of Peru, 6.90%, 8/12/37(4)	PEN	2,367	$914,207
Republic of Peru, 6.90%, 8/12/37	PEN	2,700	1,042,822
Republic of Peru, 6.90%, 8/12/37(1)	PEN	4,730	1,826,870
Republic of Peru, 6.95%, 8/12/31	PEN	2,000	771,602
Republic of Peru, 7.84%, 8/12/20	PEN	1,782	741,034
Republic of Peru, 7.84%, 8/12/20(1)	PEN	4,365	1,815,159
Republic of Peru, 8.20%, 8/12/26	PEN	5,775	2,598,234
Republic of Peru, 8.60%, 8/12/17	PEN	5,305	2,199,033
Republic of Peru, 9.91%, 5/5/15	PEN	1,760	694,054

Total Peru			$12,603,015

Philippines — 1.8%
Republic of the Philippines, 4.95%, 1/15/21	PHP	139,000	$3,416,309
Republic of the Philippines, 5.00%, 8/18/18	PHP	119,690	3,055,496
Republic of the Philippines, 6.25%, 1/27/14	PHP	57,700	1,359,718
Republic of the Philippines, 6.25%, 1/14/36	PHP	124,000	3,226,340
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510	819,881

Total Philippines			$11,877,744

Poland — 0.6%
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575	$1,203,662
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420	1,909,374
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900	972,931

Total Poland			$4,085,967

Romania — 2.3%
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	194	$272,231
Romania Government Bond, 5.75%, 1/27/16	RON	11,720	3,632,628
Romania Government Bond, 5.80%, 10/26/15	RON	12,560	3,894,803
Romania Government Bond, 5.85%, 7/28/14	RON	2,530	773,833
Romania Government Bond, 5.90%, 7/26/17	RON	18,420	5,797,705
Romania Government Bond, 6.00%, 4/30/15	RON	1,510	467,216
Romania Government Bond, 6.00%, 4/30/16	RON	2,300	718,009
Romania Government Bond, 11.00%, 3/5/14	RON	490	153,403

Total Romania			$15,709,828

Russia — 8.8%
Russia Foreign Bond, 7.85%, 3/10/18(4)	RUB	630,000	$20,150,099
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	250,000	7,996,071
Russia Government Bond, 7.00%, 6/3/15	RUB	242,513	7,486,218
Russia Government Bond, 7.10%, 3/13/14	RUB	297,000	9,076,190
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000	2,120,348
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	3,269,543
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	4,727,071
Russia Government Bond, 8.15%, 2/3/27	RUB	130,080	4,114,122

Total Russia			$58,939,662

Rwanda — 0.1%
Republic of Rwanda, 6.625%, 5/2/23(4)	USD	974	$871,730

Total Rwanda			$871,730

Serbia — 2.1%
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	202,000	$2,301,026

4

Security	Principal Amount		Value
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	673,400	$7,600,373
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900	856,221
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880	262,773
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	539,002
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,261,696
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	1,088,306

Total Serbia			$13,909,397

Slovenia — 1.0%
Republic of Slovenia, 4.125%, 1/26/20	EUR	826	$997,443
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	1,602	1,921,444
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	3,739	3,553,621

Total Slovenia			$6,472,508

South Africa — 6.6%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175	$4,828,526
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	4,427,164
Republic of South Africa, 7.00%, 2/28/31	ZAR	70,285	6,033,132
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400	3,261,432
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500	3,527,669
Republic of South Africa, 7.75%, 2/28/23	ZAR	41,488	4,188,650
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430	2,066,465
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990	3,172,888
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356	3,657,363
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005	9,386,645

Total South Africa			$44,549,934

Sri Lanka — 0.9%
Republic of Sri Lanka, 5.875%, 7/25/22(4)	USD	1,140	$1,105,800
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	390	394,875
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	950	961,875
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	49,400	368,638
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	235,540	1,629,479
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	26,130	173,120
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	162,870	1,248,824

Total Sri Lanka			$5,882,611

Thailand — 4.0%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041	$3,850,716
Kingdom of Thailand, 3.25%, 6/16/17	THB	134,760	4,306,818
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668	1,953,820
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600	1,446,404
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371	2,045,768
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000	1,020,151
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409	8,980,023
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500	3,408,935

Total Thailand			$27,012,635

Turkey — 10.2%
Turkey Government Bond, 0.00%, 9/11/13	TRY	7,970	$4,089,202
Turkey Government Bond, 0.00%, 4/9/14	TRY	1,374	670,167
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	11,621	6,389,897
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615	8,091,618
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100	2,656,758
Turkey Government Bond, 9.00%, 3/8/17	TRY	13,255	6,863,885
Turkey Government Bond, 9.50%, 1/12/22	TRY	6,899	3,608,350
Turkey Government Bond, 10.00%, 6/17/15	TRY	23,800	12,527,286
Turkey Government Bond, 10.50%, 1/15/20	TRY	23,798	13,147,133
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891	9,430,908
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330	693,184

Total Turkey			$68,168,388

5

Security	Principal Amount		Value
Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 2/27/14(3)	UYU	2,095	$97,520
Monetary Regulation Bill, 0.00%, 3/26/15(3)	UYU	5,784	263,276
Monetary Regulation Bill, 0.00%, 7/2/15(3)	UYU	19,718	890,602
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	387,775

Total Uruguay			$1,639,173

Total Foreign Government Bonds (identified cost $581,462,754)			$531,146,959

Common Stocks — 0.5%

Security	Shares		Value
France — 0.1%
Sanofi		1,791	$187,489
Total SA		4,870	259,514

Total France			$447,003

Germany — 0.3%
Deutsche EuroShop AG		15,207	$641,106
Deutsche Wohnen AG		37,261	656,759
GSW Immobilien AG		14,281	579,177

Total Germany			$1,877,042

Luxembourg — 0.1%
GAGFAH SA(6)		55,977	$645,609

Total Luxembourg			$645,609

Total Common Stocks (identified cost $2,536,596)			$2,969,654

Precious Metals — 1.0%

Description	Troy Ounces		Value
Platinum(6)		4,784	$6,873,905

Total Precious Metals (identified cost $8,395,923)			$6,873,905

Currency Call Options Purchased — 0.0%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Citibank NA	COP	3,390,172	COP	1,757.00	2/18/14	$4,189
Colombian Peso	Citibank NA	COP	3,260,210	COP	1,757.00	2/18/14	4,028
Colombian Peso	Citibank NA	COP	2,931,987	COP	1,757.00	2/18/14	3,623
Colombian Peso	Citibank NA	COP	2,184,500	COP	1,757.00	2/18/14	2,699
Colombian Peso	Citibank NA	COP	1,346,297	COP	1,757.00	2/18/14	1,663

6

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	JPMorgan Chase Bank	COP	1,292,350	COP	1,757.00	2/18/14	$1,597
Colombian Peso	JPMorgan Chase Bank	COP	1,105,529	COP	1,757.00	2/18/14	1,366
Colombian Peso	JPMorgan Chase Bank	COP	797,200	COP	1,757.00	2/18/14	985
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	153,000	INR	54.00	8/12/13	60
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	123,000	INR	54.00	8/12/13	49
Indian Rupee	Bank of America	INR	155,000	INR	54.00	8/12/13	61
Indian Rupee	Bank of America	INR	173,000	INR	55.00	8/16/13	356
Indian Rupee	Barclays Bank PLC	INR	153,000	INR	54.00	8/12/13	60
Indian Rupee	Deutsche Bank	INR	150,000	INR	54.00	8/12/13	59
Indian Rupee	Deutsche Bank	INR	140,619	INR	57.00	6/16/14	14,652
Indian Rupee	Goldman Sachs International	INR	100,000	INR	54.00	8/12/13	39
Indian Rupee	Goldman Sachs International	INR	110,000	INR	55.00	8/19/13	233
Indian Rupee	Goldman Sachs International	INR	141,646	INR	56.50	6/9/14	12,247
Indian Rupee	Goldman Sachs International	INR	182,074	INR	59.00	7/1/14	35,955
Indian Rupee	JPMorgan Chase Bank	INR	108,000	INR	54.00	8/12/13	43
Indian Rupee	JPMorgan Chase Bank	INR	105,000	INR	54.00	8/12/13	41
Indian Rupee	JPMorgan Chase Bank	INR	141,024	INR	56.50	6/9/14	12,193
Indian Rupee	JPMorgan Chase Bank	INR	124,602	INR	57.00	6/16/14	12,983
Indian Rupee	JPMorgan Chase Bank	INR	211,188	INR	58.00	6/19/14	30,418
Indian Rupee	JPMorgan Chase Bank	INR	173,401	INR	59.00	7/1/14	34,242

Total Currency Call Options Purchased (identified cost $765,164)							$173,841

7

Currency Put Options Purchased — 0.0%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	9,107	GBP	1.35	3/13/14	$45,843
British Pound Sterling	Citibank NA	GBP	6,711	GBP	1.40	3/13/14	64,695
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	4,336	GBP	1.35	3/13/14	21,827

Total Currency Put Options Purchased (identified cost $354,260)							$132,365

Put Options Purchased — 0.0%(2)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Brent Crude Oil Future 9/2013	Not Applicable	USD	83	USD	95.00	8/12/13	$3,320

Total Put Options Purchased (identified cost $587,640)							$3,320

Short-Term Investments — 20.5%

Foreign Government Securities — 8.9%

Security	Principal Amount (000’s omitted)		Value
Bosnia and Herzegovina — 0.0%(2)
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/13	BAM	6	$4,277

Total Bosnia and Herzegovina			$4,277

Kenya — 1.3%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	81,700	$885,205
Kenya Treasury Bill, 0.00%, 4/21/14	KES	319,800	3,457,015
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	2,231,441
Kenya Treasury Bill, 0.00%, 6/16/14	KES	177,000	1,875,899

Total Kenya			$8,449,560

Lebanon — 0.4%
Lebanon Treasury Bill, 0.00%, 10/10/13	LBP	355,850	$233,514
Lebanon Treasury Bill, 0.00%, 11/7/13	LBP	207,340	135,551
Lebanon Treasury Bill, 0.00%, 11/21/13	LBP	625,790	408,352
Lebanon Treasury Bill, 0.00%, 12/5/13	LBP	598,080	389,537
Lebanon Treasury Bill, 0.00%, 1/2/14	LBP	531,550	344,903
Lebanon Treasury Bill, 0.00%, 1/16/14	LBP	1,117,670	723,403
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	351,630	224,548
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	260,830	164,522
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	355,260	223,626

Total Lebanon			$2,847,956

Nigeria — 3.0%
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	1,633,000	$10,059,473
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	238,987	1,452,978
Nigeria Treasury Bill, 0.00%, 11/28/13	NGN	53,371	318,135
Nigeria Treasury Bill, 0.00%, 12/12/13	NGN	136,728	810,884

8

Security	Principal Amount (000’s omitted)		Value
Nigeria Treasury Bill, 0.00%, 1/9/14	NGN	405,000	$2,379,454
Nigeria Treasury Bill, 0.00%, 3/6/14	NGN	479,183	2,758,926
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	441,988	2,462,062

Total Nigeria			$20,241,912

Philippines — 0.5%
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	22,810	$525,125
Philippine Treasury Bill, 0.00%, 9/4/13	PHP	20,500	471,578
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	29,080	668,431
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	41,990	964,323
Philippine Treasury Bill, 0.00%, 1/2/14	PHP	43,420	996,172

Total Philippines			$3,625,629

Romania — 0.3%
Romania Treasury Bill, 0.00%, 1/15/14	RON	6,900	$2,038,407

Total Romania			$2,038,407

Serbia — 0.8%
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	44,700	$510,279
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	129,310	1,431,232
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	121,360	1,327,628
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	168,680	1,816,353

Total Serbia			$5,085,492

Singapore — 0.0%(2)
Monetary Authority of Singapore Bill, 0.00%, 9/20/13	SGD	400	$314,664

Total Singapore			$314,664

Sri Lanka — 2.3%
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	586,380	$4,428,666
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	57,530	430,923
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	185,450	1,380,010
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	240,170	1,763,453
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	623,900	4,487,949
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	169,860	1,219,461
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	151,860	1,083,758
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	52,140	370,606

Total Sri Lanka			$15,164,826

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 4/16/14(3)	UYU	17,625	$818,715
Monetary Regulation Bill, 0.00%, 5/16/14(3)	UYU	11,512	534,020

Total Uruguay			$1,352,735

Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	1,975	$319,247

Total Zambia			$319,247

Total Foreign Government Securities (identified cost $60,631,135)			$59,444,705

U.S. Treasury Obligations — 2.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/19/13(7)		$17,904	$17,903,391

Total U.S. Treasury Obligations (identified cost $17,902,855)			$17,903,391

9

Repurchase Agreements — 5.4%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 6/11/13 with a maturity date of 8/13/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 6,069,027, collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $8,126,390.	EUR	6,070	$8,075,140
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,094,928, collateralized by EUR 900,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $1,448,899	EUR	1,096	1,457,731
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,154,309, collateralized by EUR 980,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $1,529,932.	EUR	1,155	1,536,787
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 811,391, collateralized by EUR 700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $1,072,200	EUR	812	1,080,244
Dated 7/24/13 with a maturity date of 8/28/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 727,963, collateralized by USD 730,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $722,196.	USD	728	728,175
Barclays Bank PLC:
Dated 6/18/13 with a maturity date of 8/21/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 2,611,022, collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,452,236.	EUR	2,611	3,474,161
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.10% and repurchase proceeds of USD 504,393, collateralized by USD 440,000 Qatar Government International Bond 5.25%, due 1/20/24 and a market value, including accrued interest, of $492,406.	USD	504	504,350
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.10% and repurchase proceeds of USD 676,258, collateralized by USD 560,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $679,212.	USD	676	676,200
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.20% and repurchase proceeds of USD 1,257,304 collateralized by USD 1,273,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $1,252,212.	USD	1,257	1,257,087
Dated 7/12/13 with a maturity date of 8/19/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 832,233, collateralized by USD 720,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $811,898.	USD	833	832,500
Dated 7/24/13 with a maturity date of 8/29/13, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 403,429, collateralized by USD 405,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $400,670.	USD	403	403,481

10

Description	Principal Amount (000’s omitted)		Value
Citibank NA:
Dated 7/24/13 with a maturity date of 8/29/13, an interest rate of 0.16% payable by the Portfolio and repurchase proceeds of EUR 5,346,863, collateralized by EUR 4,610,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $7,152,724.	EUR	5,348	$7,114,179
Nomura International PLC:
Dated 6/6/13 with a maturity date of 8/12/13, an interest rate of 0.00% and repurchase proceeds of EUR 3,679,047, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,856,300.	EUR	3,679	4,894,419
Dated 6/25/13 with a maturity date of 8/27/13, an interest rate of 0.04% payable by the Portfolio and repurchase proceeds of EUR 1,497,910, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $2,004,293.	EUR	1,498	1,992,877
Dated 7/3/13 with a maturity date of 9/6/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 954,486, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,278,804.	EUR	955	1,270,012
Dated 7/11/13 with a maturity date of 8/15/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 852,425, collateralized by USD 703,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $852,653.	USD	853	852,780
Dated 7/31/13 with a maturity date of 9/4/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 360,438, collateralized by USD 340,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $360,868.	USD	361	360,589

Total Repurchase Agreements (identified cost $36,397,784)			$36,510,712

Other — 3.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(8)	$23,421	$23,420,511

Total Other (identified cost $23,420,511)		$23,420,511

Total Short-Term Investments (identified cost $138,352,285)		$137,279,319

Total Investments — 101.2% (identified cost $732,454,622)		$678,579,363

Currency Call Options Written — 0.0%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	208,818	INR	54.00	8/12/13	$(82)
Indian Rupee	Citibank NA	INR	198,558	INR	54.00	8/12/13	(78)

11

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	106,752	INR	54.00	8/12/13	$(42)
Indian Rupee	Goldman Sachs International	INR	173,000	INR	55.00	8/16/13	(356)
Indian Rupee	HSBC Bank USA	INR	216,702	INR	54.00	8/12/13	(86)
Indian Rupee	JPMorgan Chase Bank	INR	110,000	INR	55.00	8/19/13	(233)
Indian Rupee	Nomura International PLC	INR	216,702	INR	54.00	8/12/13	(86)
Indian Rupee	Standard Chartered Bank	INR	99,468	INR	54.00	8/12/13	(39)

Total Currency Call Options Written (premiums received $965,937)							$(1,002)

Currency Put Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	135,206	INR	67.00	6/16/14	$(79,632)
Indian Rupee	Goldman Sachs International	INR	128,960	INR	65.00	6/9/14	(97,744)
Indian Rupee	Goldman Sachs International	INR	222,192	INR	72.00	7/1/14	(73,870)
Indian Rupee	JPMorgan Chase Bank	INR	131,235	INR	65.00	6/9/14	(99,468)
Indian Rupee	JPMorgan Chase Bank	INR	114,168	INR	67.00	6/16/14	(67,242)
Indian Rupee	JPMorgan Chase Bank	INR	254,882	INR	70.00	6/19/14	(103,260)
Indian Rupee	JPMorgan Chase Bank	INR	211,608	INR	72.00	7/1/14	(70,351)

Total Currency Put Options Written (premiums received $324,746)							$(591,567)

Other Assets, Less Liabilities — (1.1)%							$(7,514,557)

Net Assets — 100.0%							$670,472,237

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BAM	-	Bosnia - Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

12

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $24,097,599 or 3.6% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $38,071,886 or 5.7% of the Portfolio’s net assets.

(5)	When-issued security.

(6)	Non-income producing.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $24,719.

13

Securities Sold Short — (5.4)%

Foreign Government Bonds — (5.4)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (0.7)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,724,124)

Total Belgium			$(4,724,124)

Dominican Republic — (0.3)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(405)	$(393,863)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(730)	(709,925)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(720)	(810,000)

Total Dominican Republic			$(1,913,788)

France — (2.9)%
Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(8,053,389)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,247,422)
Government of France, 4.00%, 10/25/38	EUR	(6,835)	(10,325,944)

Total France			$(19,626,755)

Germany — (0.3)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(2,001,122)

Total Germany			$(2,001,122)

Qatar — (0.6)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(340)	$(360,400)
Qatar Government International Bond, 5.25%, 1/20/20	USD	(440)	(491,700)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(1,263)	(1,506,128)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(1,273)	(1,250,722)

Total Qatar			$(3,608,950)

Supranational — (0.6)%
European Investment Bank, 3.625%, 1/15/21	EUR	(700)	$(1,053,888)
European Investment Bank, 4.25%, 4/15/19	EUR	(980)	(1,513,537)
European Investment Bank, 4.625%, 4/15/20	EUR	(900)	(1,432,514)

Total Supranational			$(3,999,939)

Total Foreign Government Bonds (proceeds $34,624,492)			$(35,874,678)

Total Securities Sold Short (proceeds $34,624,492)			$(35,874,678)

EUR	-	Euro

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2013 were $30,285,293 or 4.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

14

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/5/13	Euro 2,400,000	United States Dollar 3,192,720	Goldman Sachs International	$(151)
8/5/13	Euro 2,360,000	United States Dollar 3,067,646	Goldman Sachs International	(72,010)
8/5/13	Swiss Franc 2,960,918	Euro 2,400,000	Standard Chartered Bank	(6,565)
8/7/13	New Taiwan Dollar 129,278,000	United States Dollar 4,384,088	Credit Suisse International	73,746
8/7/13	South African Rand 33,735,000	United States Dollar 3,326,421	State Street Bank and Trust Co.	(90,666)
8/12/13	British Pound Sterling 2,729,000	United States Dollar 4,216,196	Goldman Sachs International	65,002
8/12/13	British Pound Sterling 1,182,000	United States Dollar 1,856,006	Goldman Sachs International	58,017
8/12/13	British Pound Sterling 827,800	United States Dollar 1,287,320	Goldman Sachs International	28,120
8/12/13	British Pound Sterling 1,018,616	United States Dollar 1,574,989	Goldman Sachs International	25,531
8/12/13	British Pound Sterling 823,000	United States Dollar 1,270,830	Goldman Sachs International	18,931
8/13/13	Swedish Krona 24,913,400	Euro 2,858,025	Standard Chartered Bank	(18,911)
8/15/13	Malaysian Ringgit 7,056,500	United States Dollar 2,178,201	JPMorgan Chase Bank	4,996
8/15/13	Malaysian Ringgit 7,056,500	United States Dollar 2,179,075	Standard Chartered Bank	5,870
8/20/13	Colombian Peso 4,821,744,000	United States Dollar 2,520,738	BNP Paribas	(19,152)
8/20/13	Malaysian Ringgit 6,500,000	United States Dollar 2,020,516	Goldman Sachs International	19,419
8/21/13	Chilean Peso 265,070,000	United States Dollar 547,213	JPMorgan Chase Bank	32,818
8/21/13	Chilean Peso 294,858,000	United States Dollar 580,658	JPMorgan Chase Bank	8,457
8/21/13	Chilean Peso 679,285,000	United States Dollar 1,394,120	Standard Chartered Bank	75,900
8/28/13	New Turkish Lira 1,330,000	United States Dollar 673,759	Standard Chartered Bank	(9,848)
8/30/13	Singapore Dollar 1,283,000	Euro 768,263	Goldman Sachs International	12,572
9/5/13	Malaysian Ringgit 8,494,000	United States Dollar 2,610,326	Deutsche Bank	(1,697)
9/5/13	Malaysian Ringgit 9,910,000	United States Dollar 3,044,547	Goldman Sachs International	(2,915)
9/5/13	Malaysian Ringgit 9,202,000	United States Dollar 2,827,035	HSBC Bank USA	(2,707)
9/5/13	Russian Ruble 210,757,892	United States Dollar 6,389,991	Bank of America	33,154
9/5/13	Russian Ruble 61,898,343	United States Dollar 1,878,981	Citibank NA	12,016
9/5/13	Russian Ruble 72,716,665	United States Dollar 2,208,052	Standard Chartered Bank	14,786
9/10/13	Euro 7,226,688	United States Dollar 9,477,621	Bank of America	(137,658)

15

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
9/10/13	Russian Ruble 160,409,595	United States Dollar 4,910,748	Bank of America	$76,340
9/10/13	Russian Ruble 78,318,804	United States Dollar 2,398,371	BNP Paribas	38,007
9/10/13	Russian Ruble 421,827,141	United States Dollar 12,917,887	Standard Chartered Bank	204,902
9/11/13	New Turkish Lira 5,918,281	United States Dollar 2,984,810	Standard Chartered Bank	(49,166)
9/11/13	South African Rand 33,735,000	United States Dollar 3,328,400	Standard Chartered Bank	(71,855)
9/13/13	Serbian Dinar 172,599,225	Euro 1,497,041	Deutsche Bank	(6,160)
9/16/13	Russian Ruble 31,308,000	United States Dollar 968,778	JPMorgan Chase Bank	26,117
9/17/13	Hungarian Forint 230,818,952	United States Dollar 1,033,996	Bank of America	12,303
9/17/13	Japanese Yen 771,330,000	United States Dollar 7,770,021	Bank of America	(109,783)
9/17/13	Japanese Yen 965,175,000	United States Dollar 9,724,685	Goldman Sachs International	(135,414)
9/23/13	Euro 8,429,378	United States Dollar 11,304,723	State Street Bank and Trust Co.	88,708
9/25/13	New Taiwan Dollar 31,150,000	United States Dollar 1,034,884	Goldman Sachs International	(2,913)
9/25/13	New Taiwan Dollar 31,150,000	United States Dollar 1,032,825	Standard Chartered Bank	(4,972)
9/30/13	New Zealand Dollar 4,041,124	United States Dollar 3,136,923	Goldman Sachs International	(77,097)
9/30/13	New Zealand Dollar 10,160,000	United States Dollar 7,885,582	Wells Fargo Bank NA	(194,951)
9/30/13	Romanian Leu 2,799,000	Euro 627,578	Citibank NA	(3,428)
10/2/13	Australian Dollar 1,247,000	United States Dollar 1,142,402	Goldman Sachs International	26,125
10/2/13	Australian Dollar 782,000	United States Dollar 712,793	Goldman Sachs International	12,770
10/2/13	Australian Dollar 8,415,244	United States Dollar 7,673,314	JPMorgan Chase Bank	140,242
10/2/13	Australian Dollar 8,400,000	United States Dollar 7,659,372	Standard Chartered Bank	139,946
10/15/13	Hungarian Forint 80,313,000	Euro 272,414	Bank of America	7,864
10/15/13	Hungarian Forint 1,689,403,916	Euro 5,731,845	Credit Suisse International	167,493
10/15/13	Hungarian Forint 1,108,180,000	Euro 3,758,836	JPMorgan Chase Bank	108,511
10/15/13	Hungarian Forint 350,504,410	Euro 1,189,481	Standard Chartered Bank	35,126
10/15/13	New Taiwan Dollar 20,443,000	United States Dollar 684,216	Goldman Sachs International	2,923
10/30/13	Euro 23,274,094	United States Dollar 30,901,481	Australia and New Zealand Banking Group Limited	(71,080)
10/30/13	Euro 17,610,288	United States Dollar 23,383,645	Bank of America	(51,669)
11/1/13	Japanese Yen 166,647,000	United States Dollar 1,698,192	Standard Chartered Bank	(4,677)

16

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
11/5/13	Swiss Franc 2,960,880	United States Dollar 3,200,778	Goldman Sachs International	$(1,246)
3/21/14	Croatian Kuna 2,148,000	Euro 278,889	Citibank NA	(6,689)
3/21/14	Croatian Kuna 3,639,000	Euro 475,034	Citibank NA	(7,923)
3/21/14	Croatian Kuna 2,862,000	Euro 374,362	Deutsche Bank	(5,222)
4/2/14	Croatian Kuna 3,078,000	Euro 401,644	Citibank NA	(6,764)
4/2/14	Croatian Kuna 3,233,000	Euro 421,526	Citibank NA	(7,562)
4/2/14	Croatian Kuna 3,734,000	Euro 486,975	Citibank NA	(8,565)
4/3/14	Croatian Kuna 1,906,000	Euro 247,661	Citibank NA	(5,580)
4/3/14	Croatian Kuna 3,629,000	Euro 471,238	Citibank NA	(11,031)

				$370,685

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/5/13	Swiss Franc 2,960,880	United States Dollar 3,198,185	Goldman Sachs International	$1,210
8/7/13	South African Rand 33,735,000	United States Dollar 3,345,067	Standard Chartered Bank	72,020
8/8/13	Indian Rupee 84,102,000	United States Dollar 1,392,763	JPMorgan Chase Bank	(11,409)
8/8/13	Zambian Kwacha 1,590,000	United States Dollar 290,220	Standard Chartered Bank	(509)
8/13/13	Swedish Krona 24,913,400	Euro 2,906,064	Deutsche Bank	(45,001)
8/20/13	Colombian Peso 1,886,161,000	United States Dollar 1,014,747	Citibank NA	(21,197)
8/20/13	Colombian Peso 2,935,583,000	United States Dollar 1,579,332	Morgan Stanley & Co. International PLC	(32,991)
8/20/13	Malaysian Ringgit 6,866,000	United States Dollar 2,274,715	Citibank NA	(160,941)
8/26/13	Malaysian Ringgit 153,098,000	United States Dollar 48,065,428	BNP Paribas	(952,915)
8/30/13	Singapore Dollar 1,039,000	Euro 637,111	Citibank NA	(30,078)
8/30/13	Singapore Dollar 1,369,000	Euro 838,784	Deutsche Bank	(38,725)
8/30/13	Singapore Dollar 1,505,000	Euro 922,453	Standard Chartered Bank	(43,027)
9/3/13	Philippine Peso 28,468,047	United States Dollar 658,114	Goldman Sachs International	(1,336)
9/3/13	Philippine Peso 14,465,078	United States Dollar 334,399	JPMorgan Chase Bank	(679)
9/3/13	Singapore Dollar 3,508,000	United States Dollar 2,766,605	Goldman Sachs International	(6,183)

17

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/5/13	Philippine Peso 56,369,000	United States Dollar 1,297,091	Bank of America	$3,424
9/5/13	Philippine Peso 46,784,000	United States Dollar 1,076,658	Goldman Sachs International	2,718
9/5/13	Philippine Peso 49,247,000	United States Dollar 1,132,948	JPMorgan Chase Bank	3,252
9/9/13	Norwegian Krone 8,255,000	Euro 1,034,630	Goldman Sachs International	22,301
9/10/13	Euro 15,081,551	United States Dollar 20,001,181	Goldman Sachs International	65,179
9/11/13	South African Rand 198,756,989	United States Dollar 19,619,662	Bank of America	413,668
9/13/13	Serbian Dinar 234,007,000	Euro 2,026,386	Citibank NA	12,711
9/16/13	Russian Ruble 33,574,000	United States Dollar 1,018,610	Citibank NA	(7,721)
9/16/13	Russian Ruble 264,394,000	United States Dollar 8,126,199	Deutsche Bank	(165,488)
9/16/13	Russian Ruble 31,308,000	United States Dollar 978,681	HSBC Bank USA	(36,020)
9/18/13	Indian Rupee 128,969,000	United States Dollar 2,145,104	Standard Chartered Bank	(46,255)
9/18/13	Israeli Shekel 3,030,000	Euro 643,804	Citibank NA	(7,410)
9/18/13	Polish Zloty 5,556,000	Euro 1,301,080	Standard Chartered Bank	2,154
9/20/13	Norwegian Krone 44,765,882	Euro 5,640,791	Citibank NA	77,421
9/20/13	Swedish Krona 49,826,800	Euro 5,710,350	Standard Chartered Bank	38,022
9/23/13	Indian Rupee 92,954,000	United States Dollar 1,533,894	Goldman Sachs International	(22,980)
9/23/13	Mexican Peso 629,726,380	United States Dollar 49,879,317	Nomura International PLC	(818,717)
9/24/13	Polish Zloty 45,289,232	Euro 10,404,142	Bank of America	280,268
9/24/13	Polish Zloty 158,052,909	United States Dollar 47,839,733	Bank of America	1,450,745
9/24/13	Singapore Dollar 9,540,000	United States Dollar 7,520,101	JPMorgan Chase Bank	(13,051)
9/25/13	Israeli Shekel 3,055,000	United States Dollar 853,328	Citibank NA	2,760
9/26/13	Colombian Peso 1,543,700,000	United States Dollar 810,107	Standard Chartered Bank	(363)
9/30/13	Romanian Leu 8,153,755	Euro 1,813,759	JPMorgan Chase Bank	29,195
10/1/13	Philippine Peso 14,234,835	United States Dollar 328,924	Goldman Sachs International	(364)
10/1/13	Philippine Peso 28,763,040	United States Dollar 664,319	JPMorgan Chase Bank	(429)
10/10/13	Philippine Peso 9,356,000	United States Dollar 213,949	Bank of America	1,987
10/10/13	Philippine Peso 8,144,000	United States Dollar 186,276	Goldman Sachs International	1,687
10/15/13	Kenyan Shilling 200,000,000	United States Dollar 2,271,437	Standard Chartered Bank	(9,563)

18

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
10/15/13	Thai Baht 633,987,000	United States Dollar 20,190,669	Deutsche Bank	$(19,253)
10/17/13	Malaysian Ringgit 850,000	United States Dollar 265,434	Deutsche Bank	(4,690)
10/24/13	Indian Rupee 7,563,000	United States Dollar 124,755	Bank of America	(2,854)
10/24/13	Indian Rupee 6,970,000	United States Dollar 114,973	JPMorgan Chase Bank	(2,630)
10/30/13	Euro 9,448,744	United States Dollar 12,550,956	Goldman Sachs International	23,188
10/31/13	Indian Rupee 70,327,000	United States Dollar 1,160,569	BNP Paribas	(29,298)
10/31/13	Indian Rupee 71,768,000	United States Dollar 1,184,349	Goldman Sachs International	(29,898)
11/4/13	Brazilian Real 5,542,000	United States Dollar 2,405,278	Citibank NA	(23,824)
11/29/13	Kenyan Shilling 200,000,000	United States Dollar 2,305,476	Standard Chartered Bank	(56,703)
12/16/13	Russian Ruble 23,397,000	United States Dollar 722,241	Credit Suisse International	(27,744)
12/16/13	Russian Ruble 14,040,000	United States Dollar 433,701	Goldman Sachs International	(16,950)
1/3/14	Brazilian Real 82,070,500	United States Dollar 36,074,945	State Street Bank and Trust Co.	(1,230,947)
2/6/14	Nigerian Naira 349,400,000	United States Dollar 2,043,275	Deutsche Bank	8,818
4/11/14	Kenyan Shilling 21,468,000	United States Dollar 232,968	Standard Chartered Bank	948
5/16/14	Russian Ruble 57,569,519	United States Dollar 1,732,717	Bank of America	(63,520)
5/16/14	Russian Ruble 164,209,853	United States Dollar 4,926,788	Bank of America	(165,612)
5/16/14	Russian Ruble 65,128,925	United States Dollar 1,952,013	Citibank NA	(63,635)
5/16/14	Russian Ruble 76,514,595	United States Dollar 2,292,744	Standard Chartered Bank	(74,244)
5/27/14	Russian Ruble 24,695,562	United States Dollar 741,831	Bank of America	(26,861)
5/27/14	Russian Ruble 144,021,666	United States Dollar 4,345,774	Bank of America	(176,151)
5/27/14	Russian Ruble 82,415,442	United States Dollar 2,475,310	BNP Paribas	(89,271)
5/27/14	Russian Ruble 443,862,887	United States Dollar 13,395,590	Standard Chartered Bank	(545,155)
7/21/14	Indonesian Rupiah 12,834,424,000	United States Dollar 1,128,301	Barclays Bank PLC	3,215
7/21/14	Indonesian Rupiah 22,752,632,000	United States Dollar 2,013,507	Standard Chartered Bank	(7,577)
7/22/14	Indonesian Rupiah 8,628,625,400	United States Dollar 755,571	Goldman Sachs International	4,996

				$(2,608,282)

19

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
8/13	38 CAC 40 Index	Short	$(1,976,886)	$(2,017,329)	$(40,443)
9/13	73 Euro-Bobl	Short	(12,262,585)	(12,219,077)	43,508
9/13	11 Euro-Bund	Short	(2,100,835)	(2,083,421)	17,414
9/13	30 IMM 10-Year Interest Rate Swap	Long	2,987,100	3,092,427	105,327
9/13	8 Japan 10-Year Bond	Short	(11,649,065)	(11,734,859)	(85,794)
9/13	35 Nikkei 225 Index	Long	4,736,850	4,861,608	124,758
9/13	4 U.S. 5-Year Deliverable Interest Rate Swap	Short	(392,750)	(392,187)	563
9/13	17 U.S. 10-Year Deliverable Interest Rate Swap	Short	(1,607,431)	(1,608,891)	(1,460)
10/13	22 Platinum	Long	1,465,860	1,572,230	106,370
12/13	35 Gold	Short	(4,652,445)	(4,595,500)	56,945

					$327,188

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
ICE Clear Europe	NZD	1,500	Pays	3-month NZD Bank Bill	4.06%	6/5/23	$(53,746)
LCH.Clearnet	AUD	4,547	Pays	6-month AUD Bank Bill	4.31	7/18/23	28,389
LCH.Clearnet	NZD	980	Pays	3-month NZD Bank Bill	4.07	6/5/23	(34,330)
LCH.Clearnet	PLN	20,000	Pays	6-month PLN WIBOR	3.04	5/8/23	(457,608)

							$(517,295)

AUD	-	Australian Dollar

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	CLP	1,352,000	Pays	6-month Sinacofi Chile Interbank Rate	2.19%	4/23/18	$15,112
Bank of America	CLP	1,352,000	Receives	6-month Sinacofi Chile Interbank Rate	4.93	4/23/18	(41,321)
Bank of America	CLP	317,999	Pays	6-month Sinacofi Chile Interbank Rate	2.13	5/3/18	1,383
Bank of America	CLP	317,999	Receives	6-month Sinacofi Chile Interbank Rate	4.86	5/3/18	1,106
Bank of America	CLP	574,400	Receives	6-month Sinacofi Chile Interbank Rate	4.80	5/10/18	5,079
Bank of America	CLP	574,400	Pays	6-month Sinacofi Chile Interbank Rate	2.10	5/10/18	729

20

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	CLP	1,330,352	Receives	6-month Sinacofi Chile Interbank Rate	4.76%	5/13/18	$16,526
Bank of America	CLP	1,330,352	Pays	6-month Sinacofi Chile Interbank Rate	2.08	5/13/18	957
Bank of America	CLP	290,784	Receives	6-month Sinacofi Chile Interbank Rate	4.73	5/16/18	4,380
Bank of America	CLP	290,784	Pays	6-month Sinacofi Chile Interbank Rate	2.10	5/16/18	1,161
Bank of America	CLP	950,820	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/20/18	13,601
Bank of America	CLP	950,820	Pays	6-month Sinacofi Chile Interbank Rate	2.05	5/20/18	976
Bank of America	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	28,355
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	171,499
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	16,651
Bank of America	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	1,061
Bank of America	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	32,631
Bank of America	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	54,823
Bank of America	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	52,685
Bank of America	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	54,175
Bank of America	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(20,622)
Bank of America	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(26,479)
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	116,641
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	315,252
Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	(61,288)
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	181,956
Barclays Bank PLC	MYR	26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	6,643
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	26,482
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	65,397
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	(41,397)
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	65,933
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	98,273
Barclays Bank PLC	PLN	24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	443,135
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	69,956
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	40,641
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	59,924
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	102,923
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(30,197)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	56,803
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	71,126
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	69,122
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	(167,212)
Barclays Bank PLC	ZAR	53,700	Pays	3-month JIBAR	7.41	9/24/20	(97,282)
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	66,559
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(8,850)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	9,144
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(759)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(633,553)
Citibank NA	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38	1/4/16	30,483
Citibank NA	CLP	242,680	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	4,323
Citibank NA	CLP	242,680	Pays	6-month Sinacofi Chile Interbank Rate	2.01	5/20/18	(669)
Citibank NA	MXN	50,000	Pays	Mexico Interbank TIIE 28 Day	9.08	8/6/13	15,111

21

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	MXN	26,410	Receives	Mexico Interbank TIIE 28 Day	5.40%	7/13/18	$24,566
Citibank NA	MXN	13,370	Receives	Mexico Interbank TIIE 28 Day	5.44	7/17/18	10,887
Citibank NA	MXN	13,480	Receives	Mexico Interbank TIIE 28 Day	5.40	7/18/18	13,164
Citibank NA	MXN	48,000	Pays	Mexico Interbank TIIE 28 Day	6.86	11/10/20	134,052
Citibank NA	MXN	15,160	Pays	Mexico Interbank TIIE 28 Day	6.38	7/7/23	(24,536)
Citibank NA	MXN	7,670	Pays	Mexico Interbank TIIE 28 Day	6.40	7/11/23	(11,537)
Citibank NA	MXN	7,730	Pays	Mexico Interbank TIIE 28 Day	6.36	7/12/23	(13,692)
Citibank NA	MYR	17,300	Pays	3-month MYR KLIBOR	3.72	5/7/22	(304,253)
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	31,896
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	43,434
Citibank NA	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	31,651
Citibank NA	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	25,355
Citibank NA	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	18,440
Citibank NA	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	14,805
Citibank NA	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	44,149
Citibank NA	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(17,475)
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	29,311
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	102,714
Credit Suisse International	MXN	45,000	Pays	Mexico Interbank TIIE 28 Day	5.84	10/1/15	82,960
Credit Suisse International	MXN	41,500	Pays	Mexico Interbank TIIE 28 Day	6.36	10/23/20	22,867
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(178,117)
Credit Suisse International	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	32,078
Deutsche Bank	BRL	19,700	Pays	Brazil CETIP Interbank Deposit Rate	10.02	7/1/15	298,449
Deutsche Bank	CLP	583,420	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	6,183
Deutsche Bank	CLP	583,420	Pays	6-month Sinacofi Chile Interbank Rate	2.09	5/10/18	189
Deutsche Bank	CLP	1,685,450	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/13/18	27,742
Deutsche Bank	CLP	1,685,450	Pays	6-month Sinacofi Chile Interbank Rate	2.05	5/13/18	(1,016)
Deutsche Bank	CLP	661,662	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	9,368
Deutsche Bank	CLP	661,662	Pays	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	2,667
Deutsche Bank	CLP	942,270	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	16,786
Deutsche Bank	CLP	942,270	Pays	6-month Sinacofi Chile Interbank Rate	2.00	5/20/18	(3,490)
Deutsche Bank	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	258,315
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	11,177
Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	30,778
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	62,283
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	19,015
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	98,834
Deutsche Bank	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	49,831
Deutsche Bank	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	36,510
Deutsche Bank	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	28,191
Deutsche Bank	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	11,090
Deutsche Bank	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(4,414)
Deutsche Bank	PLN	13,900	Pays	6-month PLN WIBOR	5.04	4/18/22	389,225
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	19,454
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	433,543
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	416,622

22

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	ZAR	31,560	Pays	3-month JIBAR	8.07%	7/7/21	$33,285
HSBC Bank USA	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	212,208
HSBC Bank USA	PLN	35,600	Pays	6-month PLN WIBOR	4.02	11/6/15	469,242
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	(11,695)
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	(86,167)
HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50	11/25/20	(86,582)
JPMorgan Chase Bank	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(150,014)
JPMorgan Chase Bank	MXN	38,824	Receives	Mexico Interbank TIIE 28 Day	5.41	7/13/18	34,757
JPMorgan Chase Bank	MXN	10,030	Receives	Mexico Interbank TIIE 28 Day	5.45	7/17/18	7,992
JPMorgan Chase Bank	MXN	21,910	Pays	Mexico Interbank TIIE 28 Day	6.39	7/7/23	(34,163)
JPMorgan Chase Bank	MXN	5,680	Pays	Mexico Interbank TIIE 28 Day	6.41	7/11/23	(8,342)
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	(6,487)
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	22,812
JPMorgan Chase Bank	NZD	657	Pays	3-month NZD Bank Bill	4.14	2/25/23	(12,056)
JPMorgan Chase Bank	NZD	830	Pays	3-month NZD Bank Bill	4.06	6/4/23	(29,708)
JPMorgan Chase Bank	NZD	830	Pays	3-month NZD Bank Bill	4.06	6/4/23	(29,744)
JPMorgan Chase Bank	PLN	16,600	Pays	6-month PLN WIBOR	4.75	10/11/13	159,695
JPMorgan Chase Bank	PLN	31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	366,668
JPMorgan Chase Bank	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	22,007
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	435,300
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	282,251
JPMorgan Chase Bank	PLN	15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	595,952
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	(116,844)
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month JIBAR	9.05	10/12/15	227,636
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexico Interbank TIIE 28 Day	4.82	9/4/14	44,474
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	113,127
Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	758,903
Nomura International PLC	BRL	9,479	Pays	Brazil CETIP Interbank Deposit Rate	8.09	1/4/16	(190,884)
Nomura International PLC	BRL	6,759	Pays	Brazil CETIP Interbank Deposit Rate	9.18	1/5/21	(341,082)
Standard Bank	ZAR	62,500	Pays	3-month JIBAR	7.98	5/20/19	180,602
Standard Bank	ZAR	22,000	Pays	3-month JIBAR	7.93	6/2/21	12,388
Standard Bank	ZAR	32,700	Pays	3-month JIBAR	7.12	6/27/22	(198,105)

							$6,266,565

BRL	-	Brazilian Real

CLP	-	Chilean Peso

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$280	1.00	%(1)	9/20/18	2.01%	$(13,282)	$10,689	$(2,593)
Romania	Goldman Sachs International	310	1.00	(1)	9/20/18	2.01	(14,707)	11,816	(2,891)

23

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America	$525	1.00	%(1)	12/20/15	1.54	$(6,054)	$2,118	$(3,936)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.54	(8,936)	2,983	(5,953)
South Africa	Bank of America	680	1.00	(1)	9/20/17	2.00	(25,925)	8,575	(17,350)
South Africa	Bank of America	920	1.00	(1)	9/20/17	2.00	(35,074)	13,015	(22,059)
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	2.00	(99,121)	70,540	(28,581)
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	2.00	(115,898)	32,381	(83,517)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.54	(6,514)	2,552	(3,962)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.54	(8,647)	3,359	(5,288)
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	2.00	(17,156)	9,470	(7,686)
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	2.00	(16,431)	8,458	(7,973)
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	2.00	(28,593)	16,357	(12,236)
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	2.00	(43,462)	$21,035	(22,427)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	1.54	(9,686)	8,446	(1,240)
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	1.54	(9,109)	3,890	(5,219)
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	1.54	(8,936)	3,506	(5,430)
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	2.00	(49,560)	38,214	(11,346)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.44	(4,130)	5,097	967
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.54	(7,034)	2,756	(4,278)
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	2.00	(30,879)	24,409	(6,470)
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	2.00	(76,248)	54,261	(21,987)
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	1.54	(9,455)	4,038	(5,417)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	1.54	(9,397)	3,864	(5,533)
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	2.00	(19,443)	14,601	(4,842)
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.44	(12,389)	9,313	(3,076)
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	2.00	(15,250)	6,465	(8,785)
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	2.00	(190,622)	63,197	(127,425)
Turkey	Bank of America	8,090	1.00	(1)	12/20/17	1.98	(318,514)	168,544	(149,970)

Total		$37,976					$(1,210,452)	$623,949	$(586,503)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$(646)	$—	$(646)
Austria	Barclays Bank PLC	200	1.42		3/20/14	(2,124)	—	(2,124)
Brazil	Bank of America	1,760	1.00	(1)	12/20/20	126,177	(41,446)	84,731
Brazil	Bank of America	883	1.00	(1)	12/20/20	63,300	(24,311)	38,989
Brazil	Bank of America	387	1.00	(1)	12/20/20	27,743	(10,422)	17,321
Brazil	Bank of America	120	1.00	(1)	12/20/20	8,603	(3,092)	5,511
Brazil	Barclays Bank PLC	450	1.65		9/20/19	6,034	—	6,034
Brazil	Goldman Sachs International	691	1.00	(1)	9/20/22	64,048	(56,942)	7,106
Bulgaria	BNP Paribas	243	1.00	(1)	6/20/18	1,618	(1,366)	252

24

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$280	1.00	%(1)	9/20/18	$2,564	$(2,727)	$(163)
Bulgaria	Goldman Sachs International	310	1.00	(1)	9/20/18	2,839	(2,715)	124
China	Bank of America	1,000	1.00	(1)	3/20/17	(5,719)	(21,709)	(27,428)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	(9,425)	(32,557)	(41,982)
China	Deutsche Bank	703	1.00	(1)	3/20/17	(4,020)	(13,199)	(17,219)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	(7,966)	(26,154)	(34,120)
Colombia	Bank of America	950	1.00	(1)	9/20/21	45,319	(34,718)	10,601
Colombia	Barclays Bank PLC	400	1.00	(1)	6/20/22	21,811	(20,727)	1,084
Colombia	Citibank NA	500	1.00	(1)	6/20/22	27,263	(35,157)	(7,894)
Colombia	Deutsche Bank	400	1.00	(1)	6/20/22	21,810	(23,641)	(1,831)
Colombia	Goldman Sachs International	1,410	1.00	(1)	6/20/17	5,590	(35,984)	(30,394)
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	35,301	(26,568)	8,733
Colombia	Goldman Sachs International	500	1.00	(1)	6/20/22	27,263	(35,157)	(7,894)
Colombia	HSBC Bank USA	770	1.00	(1)	6/20/17	3,052	(19,925)	(16,873)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	100,180	(73,709)	26,471
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	52,475	(40,200)	12,275
Croatia	BNP Paribas	1,670	1.00	(1)	12/20/17	138,213	(98,696)	39,517
Croatia	BNP Paribas	500	1.00	(1)	6/20/18	48,390	(38,863)	9,527
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	124,143	(87,589)	36,554
Croatia	Citibank NA	680	1.00	(1)	6/20/18	65,812	(61,816)	3,996
Croatia	Citibank NA	470	1.00	(1)	6/20/18	45,488	(43,272)	2,216
Croatia	Goldman Sachs International	371	1.00	(1)	12/20/17	30,705	(21,721)	8,984
Croatia	HSBC Bank USA	357	1.00	(1)	3/20/18	32,052	(30,530)	1,522
Croatia	JPMorgan Chase Bank	355	1.00	(1)	6/20/18	34,358	(32,711)	1,647
Croatia	Morgan Stanley & Co. International PLC	310	1.00	(1)	12/20/17	25,657	(17,558)	8,099
Croatia	Morgan Stanley & Co. International PLC	327	1.00	(1)	3/20/18	29,359	(28,234)	1,125
Croatia	Morgan Stanley & Co. International PLC	340	1.00	(1)	6/20/18	32,906	(29,945)	2,961
Croatia	Nomura International PLC	160	1.00	(1)	3/20/18	14,365	(9,862)	4,503
Egypt	Bank of America	550	1.00	(1)	9/20/15	67,136	(11,254)	55,882
Egypt	Citibank NA	650	1.00	(1)	12/20/15	88,147	(20,873)	67,274
Egypt	Citibank NA	100	1.00	(1)	6/20/20	32,332	(7,635)	24,697
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	147,137	(34,844)	112,293
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	50,853	(11,281)	39,572
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	27,050	(3,799)	23,251
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	15,259	(3,282)	11,977
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	189,854	(33,729)	156,125
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	126,117	(27,167)	98,950
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	32,332	(7,682)	24,650

25

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Egypt	Deutsche Bank	$50	1.00	%(1)	6/20/20	$16,166	$(3,836)	$12,330
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	48,829	(25,106)	23,723
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	31,977	(65,462)	(33,485)
Hungary	Goldman Sachs International	500	1.00	(1)	3/20/17	31,977	(64,700)	(32,723)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	2,803	(4,269)	(1,466)
Lebanon	Citibank NA	250	3.30		9/20/14	(7,226)	—	(7,226)
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	1,401	(2,134)	(733)
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	2,102	(3,137)	(1,035)
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	2,803	(4,333)	(1,530)
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	1,958	(2,319)	(361)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	5,874	(6,916)	(1,042)
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	13,797	(14,202)	(405)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	39,419	(40,666)	(1,247)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	33,112	(35,806)	(2,694)
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	1,957	(2,140)	(183)
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	34,098	(36,678)	(2,580)
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	44,938	(48,140)	(3,202)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	310,361	(325,684)	(15,323)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	135,541	(156,249)	(20,708)
Mexico	Bank of America	300	1.00	(1)	6/20/22	14,569	(17,261)	(2,692)
Mexico	Bank of America	680	1.00	(1)	6/20/22	33,021	(44,453)	(11,432)
Mexico	Deutsche Bank	300	1.00	(1)	6/20/22	14,568	(17,472)	(2,904)
Mexico	Deutsche Bank	350	1.00	(1)	6/20/22	16,996	(22,634)	(5,638)
Mexico	Deutsche Bank	700	1.00	(1)	6/20/22	33,993	(42,367)	(8,374)
Mexico	Deutsche Bank	480	1.00	(1)	6/20/22	23,308	(33,550)	(10,242)
Mexico	Goldman Sachs International	400	1.00	(1)	6/20/22	19,424	(23,298)	(3,874)
Mexico	Goldman Sachs International	500	1.00	(1)	6/20/22	24,280	(35,122)	(10,842)
Philippines	Bank of America	700	1.00	(1)	12/20/15	(7,366)	(7,246)	(14,612)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(2,229)	—	(2,229)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(1,423)	(1,348)	(2,771)
Philippines	Citibank NA	200	1.84		12/20/14	(4,428)	—	(4,428)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(1,503)	(1,547)	(3,050)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(6,734)	(6,640)	(13,374)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(1,423)	(1,348)	(2,771)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	(48,170)	(45,074)	(93,244)
Qatar	Nomura International PLC	1,991	1.00	(1)	9/20/18	(30,203)	20,562	(9,641)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	29,626	(37,543)	(7,917)
Russia	Bank of America	2,220	1.00	(1)	9/20/17	54,355	(97,645)	(43,290)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	19,587	(37,509)	(17,922)
Russia	Citibank NA	730	1.00	(1)	9/20/17	17,874	(21,013)	(3,139)
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	32,564	(58,981)	(26,417)
Russia	Deutsche Bank	1,962	1.00	(1)	6/20/18	73,117	(34,393)	38,724
Russia	Deutsche Bank	1,580	1.00	(1)	6/20/18	58,881	(27,359)	31,522

26

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Russia	JPMorgan Chase Bank	$420	1.00	%(1)	9/20/17	$10,284	$(12,249)	$(1,965)
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	22,035	(25,914)	(3,879)
Russia	JPMorgan Chase Bank	1,163	1.00	(1)	6/20/18	43,340	(19,905)	23,435
Russia	JPMorgan Chase Bank	870	1.00	(1)	6/20/18	32,421	(15,284)	17,137
Russia	JPMorgan Chase Bank	500	1.00	(1)	6/20/18	18,633	(7,926)	10,707
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	11,752	(14,180)	(2,428)
South Africa	Bank of America	300	1.00	(1)	12/20/19	24,697	(8,888)	15,809
South Africa	Bank of America	775	1.00	(1)	12/20/20	77,341	(22,056)	55,285
South Africa	Bank of America	525	1.00	(1)	12/20/20	52,395	(16,389)	36,006
South Africa	Bank of America	3,040	1.00	(1)	9/20/22	385,872	(196,810)	189,062
South Africa	Bank of America	2,600	1.00	(1)	9/20/22	330,022	(234,546)	95,476
South Africa	Bank of America	920	1.00	(1)	9/20/22	116,776	(65,962)	50,814
South Africa	Bank of America	680	1.00	(1)	9/20/22	86,313	(46,550)	39,763
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	24,697	(10,274)	14,423
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	8,680	(2,651)	6,029
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	74,849	(22,539)	52,310
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	56,384	(16,020)	40,364
South Africa	Barclays Bank PLC	500	1.00	(1)	9/20/22	63,465	(38,727)	24,738
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/22	54,707	(35,805)	18,902
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/22	144,701	(89,300)	55,401
South Africa	BNP Paribas	500	1.00	(1)	9/20/22	63,466	(39,791)	23,675
South Africa	Citibank NA	150	1.00	(1)	12/20/19	12,349	(5,841)	6,508
South Africa	Citibank NA	100	1.00	(1)	3/20/20	8,681	(4,138)	4,543
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	8,681	(2,908)	5,773
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	8,680	(3,537)	5,143
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	77,340	(23,450)	53,890
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	78,842	(25,120)	53,722
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	83,833	(32,828)	51,005
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/22	165,001	(121,773)	43,228
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	47,786	(20,295)	27,491
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	60,874	(18,025)	42,849
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/22	253,863	(179,308)	74,555
South Africa	Deutsche Bank	810	1.00	(1)	9/20/22	102,808	(72,932)	29,876
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	81,332	(24,569)	56,763
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	81,836	(25,121)	56,715
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/22	64,730	(44,502)	20,228
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	8,232	(4,060)	4,172
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	8,232	(4,873)	3,359
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	8,681	(2,857)	5,824
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	8,681	(2,959)	5,722
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	8,681	(4,089)	4,592
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/22	634,657	(354,145)	280,512

27

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Nomura International PLC	$400	1.00	%(1)	9/20/22	$50,773	$(30,739)	$20,034
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	17,147	(11,633)	5,514
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	74,037	(52,640)	21,397
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	72,980	(52,865)	20,115
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	31,732	(22,642)	9,090
Spain	Citibank NA	300	1.00	(1)	3/20/20	28,344	(5,457)	22,887
Spain	Citibank NA	300	1.00	(1)	3/20/20	28,344	(11,238)	17,106
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	28,344	(5,153)	23,191
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	28,344	(11,238)	17,106
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	54,247	(26,831)	27,416
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	345,330	(214,528)	130,802
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	70,864	(51,332)	19,532
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	19,816	(13,730)	6,086
Thailand	Barclays Bank PLC	400	0.97		9/20/19	8,264	—	8,264
Thailand	Citibank NA	400	0.86		12/20/14	(2,598)	—	(2,598)
Thailand	Citibank NA	200	0.95		9/20/19	4,364	—	4,364
Thailand	Goldman Sachs International	1,500	1.00	(1)	3/20/16	(14,159)	(6,591)	(20,750)
Thailand	JPMorgan Chase Bank	200	0.87		12/20/14	(1,329)	—	(1,329)
Tunisia	Barclays Bank PLC	350	1.00	(1)	9/20/17	32,204	(26,618)	5,586
Tunisia	Citibank NA	400	1.00	(1)	9/20/17	36,804	(31,879)	4,925
Tunisia	Deutsche Bank	600	1.00	(1)	6/20/17	51,336	(36,923)	14,413
Tunisia	Deutsche Bank	460	1.00	(1)	6/20/17	39,358	(29,880)	9,478
Tunisia	Goldman Sachs International	400	1.00	(1)	9/20/17	36,804	(26,852)	9,952
Tunisia	Goldman Sachs International	320	1.00	(1)	9/20/17	29,444	(22,611)	6,833
Tunisia	Goldman Sachs International	300	1.00	(1)	9/20/17	27,604	(22,299)	5,305
Tunisia	JPMorgan Chase Bank	410	1.00	(1)	9/20/17	37,725	(31,971)	5,754
Tunisia	Nomura International PLC	500	1.00	(1)	12/20/17	49,503	(44,897)	4,606
Uruguay	Citibank NA	100	1.00	(1)	6/20/20	6,648	(5,256)	1,392
Uruguay	Deutsche Bank	100	1.00	(1)	6/20/20	6,648	(5,133)	1,515
Venezuela	Barclays Bank PLC	720	5.00	(1)	6/20/18	99,970	(83,427)	16,543
Venezuela	Barclays Bank PLC	510	5.00	(1)	6/20/18	70,812	(56,603)	14,209
Venezuela	Citibank NA	292	5.00	(1)	6/20/18	40,543	(33,545)	6,998
Venezuela	Deutsche Bank	550	5.00	(1)	6/20/18	76,366	(62,822)	13,544
Venezuela	Deutsche Bank	285	5.00	(1)	6/20/23	54,906	(75,340)	(20,434)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC	1,734	1.00	(1)	6/20/18	35,665	(29,490)	6,175
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC	925	1.00	(1)	6/20/18	19,026	(15,688)	3,338
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC	463	1.00	(1)	6/20/18	9,513	(7,427)	2,086

28

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		$347	1.00	%(1)	6/20/18	$7,137	$(7,426)	$(289)
iTraxx Asia ex-Japan Investment Grade Index	Credit Suisse International		508	1.00	(1)	6/20/18	10,449	(8,524)	1,925
iTraxx Asia ex-Japan Investment Grade Index	Deutsche Bank		307	1.00	(1)	6/20/18	6,315	(5,618)	697
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		1,855	1.00	(1)	6/20/18	38,154	(35,132)	3,022
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		369	1.00	(1)	6/20/18	7,590	(7,084)	506
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		344	1.00	(1)	6/20/18	7,076	(5,679)	1,397
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		300	1.00	(1)	6/20/18	6,170	(5,223)	947
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	530	1.00	(1)	6/20/18	12,416	(20,208)	(7,792)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	530	1.00	(1)	6/20/18	12,415	(20,285)	(7,870)
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR	920	1.00	(1)	6/20/18	21,552	(49,391)	(27,839)
iTraxx Europe Senior Financials Index	Bank of America	EUR	754	1.00	(1)	6/20/18	17,664	(30,342)	(12,678)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	1,590	5.00	(1)	6/20/18	(286,956)	167,812	(119,144)
iTraxx Europe Subordinated Financials 5-Year Index	Deutsche Bank	EUR	440	5.00	(1)	6/20/18	(79,409)	68,479	(10,930)
iTraxx Europe Subordinated Financials 5-Year Index	Deutsche Bank	EUR	516	5.00	(1)	6/20/18	(93,125)	77,727	(15,398)
iTraxx Europe Subordinated Financials 5-Year Index	Morgan Stanley & Co. International PLC	EUR	1,555	5.00	(1)	6/20/18	(280,640)	232,127	(48,513)

							$7,654,487	$(5,412,928)	$2,241,559

29

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $37,976,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 2,350,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $290,020 (Notional Amount) plus Notional Amount at termination date	12/5/13	$5,418

				$5,418

GTQ	-	Guatemalan Quetzal

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	1,806,700	$1,163,340
Options written		1,960,751	426,695
Options expired		(1,239,200)	(299,352)

Outstanding, end of period	INR	2,528,251	$1,290,683

INR	-	Indian Rupee

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

30

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures contracts*	$163,315	$—
Commodity	Put options purchased	3,320	—

		$166,635	$—

Credit	Credit default swaps	$8,553,308	$(2,109,273)

		$8,553,308	$(2,109,273)

Equity Price	Futures contracts*	$124,758	$(40,443)

		$124,758	$(40,443)

Foreign Exchange	Currency options purchased	$306,206	$—
Foreign Exchange	Currency options written	—	(592,569)
Foreign Exchange	Forward foreign currency exchange contracts	4,098,599	(6,336,196)
Foreign Exchange	Total return swaps	5,418	—

		$4,410,223	$(6,928,765)

Interest Rate	Futures contracts*	$166,812	$(87,254)
Interest Rate	Interest rate swaps	9,256,597	(2,990,032)
Interest Rate	Interest rate swaps (Centrally Cleared)*	28,389	(545,684)

		$9,451,798	$(3,622,970)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts or centrally cleared swap contracts, as applicable, in the Futures Contracts and Swap Contracts tables above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$743,030,457

Gross unrealized appreciation	$4,238,880
Gross unrealized depreciation	(68,689,974)

Net unrealized depreciation	$(64,451,094)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

31

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$531,146,959	$—	$531,146,959
Common Stocks	—	2,969,654 *	—	2,969,654
Precious Metals	6,873,905	—	—	6,873,905
Currency Call Options Purchased	—	173,841	—	173,841
Currency Put Options Purchased	—	132,365	—	132,365
Put Options Purchased	3,320	—	—	3,320
Short-Term Investments -
Foreign Government Securities	—	59,444,705	—	59,444,705
U.S. Treasury Obligations	—	17,903,391	—	17,903,391
Repurchase Agreements	—	36,510,712	—	36,510,712
Other	—	23,420,511	—	23,420,511
Total Investments	$6,877,225	$671,702,138	$—	$678,579,363
Forward Foreign Currency Exchange Contracts	$—	$4,098,599	$—	$4,098,599
Swap Contracts	—	17,843,712	—	17,843,712
Futures Contracts	454,885	—	—	454,885
Total	$7,332,110	$693,644,449	$—	$700,976,559

Liability Description
Securities Sold Short	$—	$(35,874,678)	$—	$(35,874,678)
Forward Foreign Currency Exchange Contracts	—	(6,336,196)	—	(6,336,196)
Swap Contracts	—	(5,644,989)	—	(5,644,989)
Futures Contracts	(127,697)	—	—	(127,697)
Currency Call Options Written	—	(1,002)	—	(1,002)
Currency Put Options Written	—	(591,567)	—	(591,567)
Total	$(127,697)	$(48,448,432)	$—	$(48,576,129)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

32

Eaton Vance

Floating-Rate & High Income Fund

July 31, 2013 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2013, the Fund owned 11.6% of Floating Rate Portfolio’s outstanding interests and 32.7% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2013 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Floating Rate Portfolio (identified cost, $1,742,548,293)	$1,726,947,912	85.2%

High Income Opportunities Portfolio (identified cost, $294,160,263)	296,756,967	14.6

Total Investments in Affiliated Portfolios (identified cost $2,036,708,556)	$2,023,704,879	99.8%

Other Assets, Less Liabilities	$3,798,465	0.2%

Net Assets	$2,027,503,344	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2013 and October 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Floating Rate Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at July 31, 2013 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Floating-Rate Fund

July 31, 2013 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $12,786,984,470 and the Fund owned 85.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Floating Rate Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 92.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 1.8%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing May 20, 2020	6,825	$6,859,125
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	14,888	14,961,937
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	7,700	7,834,590
Term Loan, 6.25%, Maturing November 2, 2018	3,491	3,551,681
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 27, 2017	5,517	5,606,156
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020	21,355	21,528,509
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)	28,350	17,009,957
Sequa Corporation
Term Loan, 5.25%, Maturing December 19, 2017	20,398	20,677,966
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	93,340	93,495,169
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	11,374	11,391,969
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	64,248	64,734,666

		$267,651,725

Air Transport — 0.0%(3)
Evergreen International Aviation, Inc.
Term Loan, 5.00%, Maturing June 30, 2015(2)	1,456	$1,164,459

		$1,164,459

Automotive — 3.9%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	20,550	$20,729,299
Allison Transmission, Inc.
Term Loan, 3.20%, Maturing August 7, 2017	22,396	22,503,540
Term Loan, 4.25%, Maturing August 23, 2019	42,974	43,414,278
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	7,818	7,632,670
Chrysler Group LLC
Term Loan, 4.25%, Maturing May 24, 2017	79,472	80,891,162
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014	42,024	41,390,251
Term Loan, 2.14%, Maturing December 28, 2015	34,238	33,721,770
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2017(4)	4,852	4,678,530
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	73,325	74,103,638
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018	27,842	28,155,411
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018	17,616	17,924,776

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 6.50%, Maturing December 18, 2018	EUR	5,473	$7,328,877
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		5,235	5,280,771
Schaeffler AG
Term Loan, Maturing April 22, 2016(5)	EUR	20,000	26,606,996
Term Loan, 4.25%, Maturing January 27, 2017		11,625	11,708,479
Term Loan, 4.75%, Maturing January 27, 2017	EUR	2,000	2,669,847
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		40,598	40,572,951
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		23,362	23,558,647
Tower Automotive Holdings USA, LLC
Term Loan, 5.75%, Maturing April 23, 2020		17,613	17,803,296
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		11,697	11,755,146
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,376	3,396,976
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		49,800	49,874,888

			$575,702,199

Beverage and Tobacco — 0.5%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		12,675	$12,701,934
D.E Master Blenders 1753 N.V.
Term Loan, Maturing June 25, 2018(5)	EUR	43,075	57,354,960

			$70,056,894

Building and Development — 1.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		30,675	$30,759,908
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		13,017	13,098,681
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		7,441	7,512,116
Four Seasons Holdings Inc.
Term Loan, 4.25%, Maturing June 27, 2020		11,375	11,531,406
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		8,446	7,242,767
RE/MAX International, Inc.
Term Loan, Maturing July 31, 2020(5)		18,550	18,619,562
Realogy Corporation
Term Loan, 3.20%, Maturing October 10, 2013		2,238	2,241,209
Term Loan, 4.45%, Maturing October 10, 2016		599	599,430
Term Loan, 4.50%, Maturing March 5, 2020		20,379	20,621,311
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		8,451	8,500,427
The Woodlands Land Development Company L.P.
Term Loan, 5.12%, Maturing March 7, 2014		17,407	17,146,296
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,774	6,807,682

			$144,680,795

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 8.1%
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		32,615	$32,965,713
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		46,085	46,466,758
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016		28,152	27,158,593
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		16,572	16,686,215
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		4,678	4,681,602
Term Loan, 5.00%, Maturing February 21, 2015		30,020	29,419,914
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		16,510	16,685,310
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		12,506	12,693,082
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		21,176	21,220,216
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		6,972	7,006,852
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		1,806	1,840,320
Term Loan, 6.25%, Maturing October 23, 2018		7,524	7,667,999
Brickman Group Holdings Inc.
Term Loan, 3.27%, Maturing October 14, 2016		5,075	5,119,151
Term Loan, 4.00%, Maturing September 28, 2018		6,401	6,437,866
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		15,951	16,097,308
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,679	17,797,260
ClientLogic Corporation
Term Loan, 6.75%, Maturing January 30, 2017	EUR	2,912	3,679,884
Term Loan, 7.02%, Maturing January 30, 2017		9,682	9,601,667
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		5,622	5,635,804
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,822	7,849,049
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		32,845	32,940,809
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		10,504	10,653,011
Education Management LLC
Revolving Loan, Maturing June 1, 2015(5)		12,500	11,187,500
Term Loan, 4.31%, Maturing June 1, 2016		1,149	1,027,701
Term Loan, 8.25%, Maturing March 29, 2018		24,267	22,932,310
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		25,029	25,248,243
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		6,725	6,767,031
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		26,882	27,369,631
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019		4,193	4,226,075
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		26,700	26,778,072

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		27,721	$27,870,913
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		8,806	8,904,815
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		38,206	38,487,477
Term Loan, 4.25%, Maturing September 1, 2017	EUR	38,544	51,597,897
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		27,375	27,494,766
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		5,500	5,522,346
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		7,200	7,219,123
Ista International GmbH
Term Loan, 4.14%, Maturing April 30, 2020	EUR	161	215,838
Term Loan, 4.14%, Maturing April 30, 2020	EUR	275	368,937
Term Loan, 4.14%, Maturing April 30, 2020	EUR	2,101	2,819,507
Term Loan, 4.14%, Maturing June 1, 2020	EUR	4,264	5,722,384
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		9,704	9,728,706
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		25,056	25,337,451
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		39,676	39,997,989
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,275	13,781,109
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		23,402	23,255,377
Mitchell International, Inc.
Term Loan, 3.81%, Maturing March 28, 2016		1,842	1,843,094
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,500	1,479,600
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		26,042	26,313,644
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		5,658	5,642,732
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		3,846	3,862,787
Term Loan, 5.50%, Maturing June 8, 2020		6,389	6,220,183
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		3,813	3,843,101
Term Loan, 4.50%, Maturing June 8, 2018		78,378	79,258,561
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,944	1,923,887
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		22,119	22,049,741
Term Loan, 4.45%, Maturing January 31, 2017		32,294	32,278,032
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017		14,691	14,819,879
Term Loan, 4.50%, Maturing January 31, 2020		13,756	13,951,249
Term Loan, 4.00%, Maturing March 8, 2020		98,818	99,728,164
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017		11,447	11,575,410
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		13,927	14,080,866
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		32,719	33,127,996

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,598	$1,612,530
Term Loan, 6.00%, Maturing July 28, 2017		8,162	8,238,402
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019	CAD	4,988	4,880,184
Term Loan, 5.25%, Maturing February 21, 2019		5,885	5,914,676
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018		60,726	61,080,362

			$1,207,890,661

Cable and Satellite Television — 4.8%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		11,668	$11,704,556
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		7,184	7,223,229
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		62,763	63,094,696
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		21,100	21,064,404
Term Loan, 3.00%, Maturing January 4, 2021		28,065	28,003,721
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		10,177	10,202,760
CSC Holdings, Inc.
Term Loan, 2.69%, Maturing April 17, 2020		53,475	53,112,921
Kabel Deutschland GMBH
Term Loan, 3.25%, Maturing February 1, 2019		18,075	18,073,753
Term Loan, 2.88%, Maturing April 17, 2020	EUR	10,800	14,370,350
Term Loan, 2.88%, Maturing June 30, 2020	EUR	3,000	3,991,879
Lavena Holding 3 GMBH
Term Loan, Maturing March 30, 2017(5)	EUR	38,988	51,608,492
MCC Iowa LLC
Term Loan, 1.91%, Maturing January 30, 2015		7,361	7,354,425
Term Loan, 1.91%, Maturing January 30, 2015		7,480	7,473,769
Media Holdco, LP
Revolving Loan, 0.50%, Maturing January 22, 2018(4)		5,500	4,826,800
Term Loan, 7.25%, Maturing July 31, 2018		13,291	13,390,412
Mediacom Communications Corp.
Term Loan, 3.25%, Maturing January 29, 2021		18,525	18,481,577
Mediacom Illinois, LLC
Term Loan, 1.66%, Maturing January 30, 2015		18,597	18,574,152
Term Loan, 4.50%, Maturing October 23, 2017		10,196	10,234,175
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.92%, Maturing July 3, 2018	EUR	3,429	4,512,175
Sterling Entertainment Enterprises, LLC
Term Loan, 3.19%, Maturing December 28, 2017		11,575	11,368,965
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		9,250	9,322,270
Term Loan, 3.88%, Maturing March 26, 2021	EUR	74,790	99,300,143
Term Loan, 3.25%, Maturing June 30, 2021		21,354	21,363,064
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	27,575	42,236,874
Term Loan, 3.50%, Maturing June 8, 2020		104,025	104,075,556
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		7,189	7,214,338
YPSO Holding SA
Term Loan, Maturing June 16, 2014(5)	EUR	121	161,061
Term Loan, Maturing June 16, 2014(5)	EUR	310	411,049
Term Loan, Maturing June 16, 2014(5)	EUR	1,358	1,800,574

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, Maturing December 31, 2015(5)	EUR	3,861	$5,116,225
Term Loan, Maturing December 31, 2015(5)	EUR	7,627	10,105,249
Term Loan, 4.88%, Maturing June 6, 2016	EUR	2,789	3,742,629
Term Loan, 4.88%, Maturing June 6, 2016	EUR	9,376	12,583,830
Term Loan, 4.88%, Maturing June 6, 2016	EUR	9,563	12,834,299

			$708,934,372

Chemicals and Plastics — 3.5%
AI Chemical & Cy S.C.A.
Term Loan, 4.75%, Maturing August 31, 2019	EUR	4,475	$5,983,082
Term Loan, 4.50%, Maturing October 3, 2019		4,748	4,804,738
Term Loan, 4.50%, Maturing October 3, 2019		9,152	9,260,325
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		46,975	47,337,083
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020		78,058	78,923,596
Term Loan, 5.25%, Maturing February 3, 2020	EUR	3,990	5,352,052
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		13,752	13,889,425
Celanese U.S. Holdings LLC
Term Loan, 2.87%, Maturing October 31, 2016	EUR	662	883,397
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		8,305	8,391,082
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		3,972	4,021,751
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		8,888	8,909,964
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		3,454	3,476,795
Huntsman International, LLC
Term Loan, 2.46%, Maturing June 30, 2016		2,285	2,294,421
Term Loan, 2.73%, Maturing April 19, 2017		16,358	16,426,165
Ineos Finance PLC
Term Loan, 4.25%, Maturing May 4, 2018	EUR	12,645	16,766,798
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		70,014	70,001,308
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 5, 2020		25,950	26,144,625
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,117	1,130,503
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,935	10,034,570
OXEA Finance LLC
Term Loan, 4.25%, Maturing November 22, 2019		10,750	10,894,319
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing December 6, 2019	EUR	5,000	6,626,805
Term Loan - Second Lien, 8.25%, Maturing May 22, 2020		4,000	4,020,800
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		44,687	45,133,878
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,327	6,406,185
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		4,493	4,543,845
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		45,823	46,449,529
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		66,162	65,459,274
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020		2,089	2,098,304

			$525,664,619

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clothing/Textiles — 0.0%(3)
Wolverine Worldwide, Inc.
Term Loan, 4.50%, Maturing July 31, 2019		6,324	$6,374,988

			$6,374,988

Conglomerates — 0.8%
American Greetings Corporation
Term Loan, Maturing December 31, 2019(5)		18,225	$18,133,875
Financiere SPIE S.A.S.
Term Loan, Maturing August 30, 2018(5)	EUR	7,500	10,050,380
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016		18,710	18,686,683
Term Loan, 5.50%, Maturing October 18, 2017		16,099	16,098,725
Spectrum Brands, Inc.
Term Loan, 4.51%, Maturing December 17, 2019		42,505	42,907,660
Term Loan, 5.09%, Maturing December 17, 2019	CAD	17,745	17,276,552

			$123,153,875

Containers and Glass Products — 1.5%
Berry Plastics Holding Corporation
Term Loan, 2.19%, Maturing April 3, 2015		23,974	$24,052,294
Term Loan, 3.50%, Maturing February 7, 2020		63,832	63,885,572
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		30,472	30,776,594
Pact Group Pty Ltd.
Term Loan, 3.75%, Maturing May 29, 2020		33,675	33,696,047
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		3,368	3,381,113
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		53,074	53,773,877
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		1,032	1,045,810
Term Loan, 4.50%, Maturing October 3, 2018	EUR	737	990,856
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		9,343	9,372,154

			$220,974,317

Cosmetics/Toiletries — 0.6%
Bausch & Lomb, Inc.
Term Loan, 4.00%, Maturing May 17, 2019		34,799	$34,842,658
Prestige Brands, Inc.
Term Loan, 3.78%, Maturing January 31, 2019		6,158	6,231,264
Revlon, Inc.
Term Loan, 4.00%, Maturing November 20, 2017		5,500	5,566,457
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		41,047	41,098,434

			$87,738,813

Drugs — 1.7%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		8,640	$8,704,679
Term Loan, 5.50%, Maturing February 10, 2017		25,091	25,232,595
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		9,110	9,172,317

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018	10,750	$10,884,375
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	19,855	19,949,154
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	27,332	27,642,919
Term Loan, 3.50%, Maturing December 11, 2019	52,515	53,110,909
Term Loan, Maturing June 24, 2020(5)	77,225	78,354,416
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016	221	221,547
Term Loan, 4.25%, Maturing March 15, 2018	704	706,182
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	5,010	5,023,619
Term Loan, 4.25%, Maturing March 15, 2018	11,510	11,539,947
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	9,070	9,093,681

		$259,636,340

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	64,141	$64,675,700
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(2)	21	21,738
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	5,846	5,910,476

		$70,607,914

Electronics/Electrical — 7.0%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 9, 2019	22,693	$22,905,457
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	23,065	23,122,775
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	47,027	47,579,920
Blue Coat Systems, Inc.
Term Loan, 4.50%, Maturing May 31, 2019	15,970	16,029,887
Term Loan - Second Lien, 9.50%, Maturing June 19, 2020	9,450	9,520,875
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016	7,980	8,004,611
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	33,880	34,144,514
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	27,350	27,589,312
CPI International Inc.
Term Loan, 5.00%, Maturing February 13, 2017	10,116	10,116,279
Dealer Computer Services, Inc.
Term Loan, 2.19%, Maturing April 21, 2016	18,730	18,769,022
Dell Inc.
Term Loan, Maturing February 28, 2014(5)	37,283	37,189,486
Term Loan - Second Lien, Maturing February 5, 2021(5)	23,317	23,259,014
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	21,986	21,876,186
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	37,041	37,328,066
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	29,410	29,621,579
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016	2,864	2,878,795

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Eze Castle Software Inc.
Term Loan, 4.75%, Maturing April 6, 2020		6,500	$6,551,461
Term Loan - Second Lien, 8.75%, Maturing April 6, 2021		3,000	3,043,125
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020		39,451	39,911,401
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		48,584	48,780,909
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		3,881	3,888,746
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018		82,699	83,616,509
Term Loan, 3.75%, Maturing May 29, 2020		8,775	8,770,613
Term Loan, 4.00%, Maturing June 1, 2020	EUR	5,000	6,635,120
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019		19,077	19,160,650
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018		29,590	29,937,574
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		18,132	18,328,127
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		15,885	16,182,753
Term Loan, 4.75%, Maturing January 11, 2020		32,820	33,531,213
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		13,523	13,658,041
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		10,356	10,389,814
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,245,750
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019		12,319	12,349,925
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018		80,227	81,064,963
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		11,350	11,619,563
SafeNet Inc.
Term Loan, 2.69%, Maturing April 12, 2014		2,768	2,772,845
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018		13,749	13,903,727
Serena Software, Inc.
Term Loan, 4.19%, Maturing March 10, 2016		3,010	3,002,415
Term Loan, 5.00%, Maturing March 10, 2016		3,975	3,945,188
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019		20,312	20,362,753
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		10,370	10,564,633
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017		8,443	8,516,556
Smart Technologies ULC
Term Loan, Maturing January 18, 2019(5)		10,500	10,080,000
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018		20,796	21,021,398
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 20, 2019		7,000	7,034,916
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018		17,288	17,352,956
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		12,120	12,286,270
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018		2,145	2,150,243

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 2, 2019	17,868	$17,982,985
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	27,140	27,335,249
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	37,396	37,644,963
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	13,050	13,033,688

		$1,050,592,820

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	33,604	$33,646,172

		$33,646,172

Financial Intermediaries — 3.9%
Allflex Holdings II, Inc.
Term Loan, 4.25%, Maturing June 11, 2020	10,250	$10,320,469
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	13,425	13,512,934
American Stock Transfer & Trust Company, LLC
Term Loan, 5.75%, Maturing June 11, 2020	12,800	12,832,000
Term Loan - Second Lien, 9.25%, Maturing December 11, 2020	2,000	1,997,500
CB Richard Ellis Services, Inc.
Term Loan, 2.95%, Maturing March 29, 2021	3,491	3,507,250
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	29,824	29,936,078
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	18,986	19,128,253
First Data Corporation
Term Loan, 4.19%, Maturing March 24, 2017	2,000	2,003,392
Term Loan, 4.19%, Maturing March 23, 2018	43,343	43,396,691
Term Loan, 4.19%, Maturing September 24, 2018	40,428	40,453,677
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	2,818	2,828,505
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	11,476	11,454,155
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	15,575	15,779,422
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	5,142	5,141,979
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	11,588	11,703,837
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	17,025	17,162,902
iPayment, Inc.
Term Loan, 6.75%, Maturing May 8, 2017	20,279	20,253,191
LPL Holdings, Inc.
Term Loan, 2.69%, Maturing March 29, 2017	2,781	2,777,195
Term Loan, 3.25%, Maturing March 29, 2019	48,319	48,379,798
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	12,618	12,807,174
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	13,281	13,380,566
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 20, 2020	18,728	18,915,343

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nuveen Investments, Inc.
Term Loan, 4.19%, Maturing May 13, 2017		75,615	$75,832,361
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		42,992	43,637,134
Oz Management LP
Term Loan, 1.78%, Maturing November 15, 2016		26,906	25,114,458
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		28,955	29,172,380
Sesac Holdco II, LLC
Term Loan, 6.00%, Maturing February 8, 2019		2,488	2,509,266
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		13,334	13,367,711
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017		6,763	6,776,633
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		23,777	24,037,633

			$578,119,887

Food Products — 4.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		16,169	$16,377,602
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		10,005	9,946,563
Autobar BV (Acorn 3 BV)
Term Loan, 5.32%, Maturing October 31, 2019	EUR	13,615	17,218,082
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		29,319	29,648,870
Clearwater Seafoods Limited Partnership
Term Loan, 5.75%, Maturing June 24, 2019		10,325	10,408,891
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing May 22, 2020		16,825	16,951,188
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		88,576	88,834,824
Dole Food Company Inc.
Term Loan, 3.75%, Maturing April 1, 2020		28,977	29,031,708
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		161,050	162,783,542
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		16,739	16,865,025
Iglo Foods Midco Limited
Term Loan, 5.13%, Maturing January 31, 2018	EUR	8,000	10,739,254
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		42,193	42,219,183
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		19,281	19,570,213
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	100,945,654
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		65,237	65,358,818
United Biscuits (UK) Limited
Term Loan, 4.38%, Maturing June 30, 2020	EUR	3,175	4,243,219
Term Loan, 5.49%, Maturing June 30, 2020	GBP	9,603	14,727,170
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		14,955	15,109,448

			$670,979,254

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 4.4%
Aramark Corporation
Term Loan, 3.69%, Maturing July 26, 2016		3,393	$3,420,368
Term Loan, 3.69%, Maturing July 26, 2016		13,242	13,327,327
Term Loan, 3.78%, Maturing July 26, 2016		1,513	1,513,964
Term Loan, 3.78%, Maturing July 26, 2016		19,687	19,844,688
Term Loan, 3.78%, Maturing July 26, 2016		83,932	84,473,516
Term Loan, 4.00%, Maturing September 9, 2019		36,100	36,511,757
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		2,914	2,962,910
Buffets, Inc.
Term Loan, 0.15%, Maturing April 22, 2015(2)		911	911,457
Term Loan, 10.50%, Maturing July 18, 2017		2,961	3,049,559
Term Loan, 10.50%, Maturing July 19, 2017		1,463	1,506,375
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		25,061	25,330,728
Centerplate, Inc.
Term Loan, 5.00%, Maturing October 15, 2018		1,496	1,503,731
Term Loan, 5.75%, Maturing October 15, 2018		6,079	6,109,458
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		15,450	15,598,058
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		68,672	69,086,279
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		48,499	49,166,365
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		11,231	11,342,931
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		65,060	65,367,553
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		9,384	9,507,266
Sagittarius Restaurants, LLC
Term Loan, 6.25%, Maturing October 1, 2018		9,281	9,362,017
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,125	4,152,501
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		97,800	98,117,850
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		100,513	101,193,662
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		27,197	27,268,142

			$660,628,462

Food/Drug Retailers — 2.9%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		12,148	$12,273,707
Term Loan, 4.75%, Maturing March 21, 2019		14,959	15,070,832
Alliance Boots Holdings Limited
Term Loan, 3.49%, Maturing July 9, 2015	GBP	10,000	15,062,280
Term Loan, 3.61%, Maturing July 10, 2017	EUR	24,497	32,246,895
Term Loan, 3.99%, Maturing July 10, 2017	GBP	80,250	120,416,996
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		74,215	74,957,201

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Iceland Foods Group Limited
Term Loan, 4.13%, Maturing April 12, 2019	EUR	7,950	$10,708,484
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		4,665	4,730,836
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		68,977	69,503,076
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		32,500	33,503,437
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019		44,622	45,113,316

			$433,587,060

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		8,425	$8,340,750
Ranpak Corporation
Term Loan, 4.75%, Maturing April 10, 2019	EUR	3,000	4,020,982
Term Loan, 4.50%, Maturing April 23, 2019		6,000	6,045,000

			$18,406,732

Health Care — 9.5%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		5,456	$5,514,589
Term Loan, 4.25%, Maturing June 30, 2017		6,797	6,867,299
Term Loan, 4.25%, Maturing June 30, 2017		27,419	27,713,806
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		20,081	20,164,951
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		24,125	24,155,156
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		12,296	12,411,454
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		25,687	25,836,883
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		5,547	5,596,816
Biomet Inc.
Term Loan, 3.96%, Maturing July 25, 2017		69,417	69,985,527
BSN Medical Acquisition Holding GmbH
Term Loan, 5.25%, Maturing August 28, 2019	EUR	2,000	2,692,295
Catalent Pharma Solutions Inc.
Term Loan, 3.69%, Maturing September 15, 2016		12,989	13,025,710
Term Loan, 4.25%, Maturing September 15, 2017		22,566	22,622,783
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019		25,975	26,177,565
Community Health Systems, Inc.
Term Loan, 3.77%, Maturing January 25, 2017		64,848	65,375,181
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		17,945	18,042,592
CRC Health Corporation
Term Loan, 4.69%, Maturing November 16, 2015		29,135	29,371,969
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,488	10,578,244
Term Loan, 4.00%, Maturing November 1, 2019		25,373	25,549,194
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		26,519	26,859,227
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		26,523	25,777,037

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	36,204	$36,475,663
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	67,547	67,996,946
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	40,721	41,187,529
HCA, Inc.
Term Loan, 3.03%, Maturing March 31, 2017	61,569	61,838,108
Term Loan, 2.94%, Maturing May 1, 2018	50,550	50,786,993
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	34,142	34,294,027
Hologic, Inc.
Term Loan, 4.50%, Maturing August 1, 2019	31,487	31,679,031
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	22,601	22,809,904
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	21,272	20,961,500
Term Loan, 7.75%, Maturing May 15, 2018	14,611	14,382,268
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	24,720	24,735,171
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	63,103	63,911,207
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	5,841	5,928,615
Lifepoint Hospitals, Inc.
Term Loan, 2.70%, Maturing July 24, 2017	10,249	10,316,827
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	5,945	5,973,289
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	10,434	10,446,551
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	11,360	11,416,833
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	8,262	8,334,133
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	61,853	62,367,004
MX USA, Inc.
Term Loan, Maturing April 28, 2017(5)	2,570	2,582,850
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	21,165	21,288,570
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	45,600	45,951,485
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	77,297	78,005,824
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	24,207	24,305,319
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	18,248	18,411,054
Select Medical Corporation
Term Loan, 3.54%, Maturing February 13, 2016	10,796	10,863,094
Term Loan, 4.00%, Maturing June 1, 2018	15,629	15,716,644
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	10,901	10,985,109
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020	5,350	5,385,042
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	19,521	19,301,688

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019		18,163	$18,298,971
Universal Health Services, Inc.
Term Loan, 2.44%, Maturing November 15, 2016		6,166	6,204,818
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016		28,378	28,506,237
VWR Funding, Inc.
Term Loan, 4.19%, Maturing April 3, 2017		32,885	33,110,833
Term Loan, 4.38%, Maturing April 3, 2017	EUR	2,985	3,981,022
Term Loan, 4.44%, Maturing April 3, 2017		28,233	28,294,602

			$1,421,353,039

Home Furnishings — 0.4%
Serta/Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		34,576	$34,918,935
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		29,180	29,128,751

			$64,047,686

Industrial Equipment — 1.9%
Ahlsell Investco AB (Cidron)
Term Loan, 4.97%, Maturing June 28, 2019	EUR	2,000	$2,672,577
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018		4,941	4,965,845
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		36,258	36,597,856
Colfax Corporation
Term Loan, 2.88%, Maturing January 13, 2017	EUR	3,548	4,739,017
Term Loan, 3.25%, Maturing January 11, 2019		11,119	11,182,660
Gardner Denver, Inc.
Term Loan, Maturing July 30, 2020(5)	EUR	6,579	8,771,860
Term Loan, Maturing July 30, 2020(5)		30,025	30,175,125
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020		44,773	44,877,807
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		13,095	13,143,859
Husky Injection Molding Systems Ltd
Term Loan, 4.25%, Maturing June 29, 2018		23,541	23,682,176
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,334	1,342,598
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020		12,383	12,458,173
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018		46,061	46,337,019
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018		10,597	10,682,809
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		15,816	15,855,544
Terex Corporation
Term Loan, 5.00%, Maturing April 28, 2017	EUR	5,674	7,614,061
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,993	4,013,628

			$279,112,614

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Insurance — 2.3%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	27,686	$27,923,807
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019	5,390	5,433,498
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016	13,865	13,972,854
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	144,946	145,153,436
Term Loan, Maturing July 8, 2020(5)	16,275	15,971,113
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	19,460	19,544,702
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	42,030	42,445,173
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	7,550	7,638,086
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	18,814	18,931,942
Hub International Limited
Term Loan, 3.69%, Maturing June 13, 2017	31,167	31,333,941
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	11,925	12,044,250

		$340,392,802

Leisure Goods/Activities/Movies — 3.8%
Alpha D2 Limited
Term Loan, 4.50%, Maturing April 30, 2019	46,678	$47,064,101
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	36,708	36,884,969
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	53,566	53,766,689
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	6,982	7,024,351
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	16,334	16,472,902
Cinemark USA, Inc.
Term Loan, 3.20%, Maturing December 18, 2019	2,289	2,301,945
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing July 24, 2020	12,528	12,700,097
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	12,125	12,246,250
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	19,760	19,908,691
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	7,431	7,472,991
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	14,825	14,809,552
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	37,913	38,326,875
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018(2)	6,287	4,228,310
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.94%, Maturing July 19, 2019	24,045	24,178,249
Regal Cinemas, Inc.
Term Loan, 2.71%, Maturing August 23, 2017	5,759	5,793,827
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(2)	4,020	3,359,884

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019		19,477	$19,760,147
Scientific Games International, Inc.
Term Loan, Maturing May 22, 2020(5)		55,300	55,230,875
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		36,778	36,759,291
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		20,073	20,319,921
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		16,558	16,775,321
US Finco LLC
Term Loan, 4.00%, Maturing May 22, 2020		16,550	16,632,750
Term Loan - Second Lien, 8.25%, Maturing November 20, 2020		9,200	9,257,500
Vue Entertainment Investment Limited
Term Loan, 5.49%, Maturing December 21, 2017	GBP	7,000	10,646,538
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		25,750	25,862,656
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		40,745	41,025,374

			$558,810,056

Lodging and Casinos — 1.7%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		4,902	$4,968,981
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,409	5,431,484
Caesars Entertainment Operating Company
Revolving Loan, Maturing January 27, 2017(5)		15,000	12,600,000
Term Loan, 9.50%, Maturing October 31, 2016		9,650	9,635,255
Term Loan, 5.44%, Maturing January 26, 2018		47,387	42,140,272
Gala Group LTD
Term Loan, 5.49%, Maturing May 25, 2018	GBP	48,838	74,388,076
Las Vegas Sands LLC
Term Loan, 2.69%, Maturing November 23, 2016		3,228	3,234,697
Term Loan, 2.69%, Maturing November 23, 2016		3,599	3,606,303
MGM Resorts International
Term Loan, 2.94%, Maturing December 20, 2017		14,428	14,489,120
Term Loan, 3.50%, Maturing December 20, 2019		39,303	39,425,163
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		7,465	7,523,051
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		9,187	9,206,870
Quidnax AB
Term Loan, 2.32%, Maturing April 27, 2015	EUR	4,725	6,115,102
Term Loan, 2.80%, Maturing June 30, 2016	EUR	4,725	6,115,103
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		10,095	10,143,564

			$249,023,041

Nonferrous Metals/Minerals — 1.5%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		19,105	$18,800,155
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		41,053	40,843,485
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		9,601	9,936,970
Term Loan, 6.50%, Maturing March 25, 2020	EUR	1,995	2,746,940

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	35,696	$35,711,231
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019	5,975	5,982,469
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	15,391	14,948,059
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	29,665	29,805,489
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	7,775	7,852,750
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	13,049,437
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	13,045	12,327,336
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	2,000	1,880,000
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	34,182	33,163,510

		$227,047,831

Oil and Gas — 2.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	26,793	$26,960,425
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	7,015	7,102,688
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	1,978	2,000,108
Term Loan, 9.00%, Maturing June 23, 2017	19,741	20,209,591
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	12,930	13,188,600
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	14,321	14,466,453
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	15,965	15,953,839
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	110,461	111,272,718
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	21,812	21,866,058
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	7,104	7,134,854
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	16,500	16,716,562
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	28,654	28,761,607
Term Loan, 5.00%, Maturing September 25, 2019	2,319	2,327,872
Term Loan, 5.00%, Maturing September 25, 2019	3,797	3,811,149
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(4)	15,000	15,118,755
Term Loan, 5.25%, Maturing November 13, 2018	14,684	14,903,753
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	44,015	44,390,571

		$366,185,603

Publishing — 3.6%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing June 6, 2019	11,945	$11,750,955
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	30,039	30,023,573

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group SA
Term Loan, 6.53%, Maturing December 31, 2015		11	$10,562
Term Loan, 6.53%, Maturing December 31, 2015		19	18,710
Term Loan, 6.53%, Maturing December 30, 2016		215	216,702
Term Loan, 6.53%, Maturing December 30, 2016		224	225,515
Term Loan, 6.53%, Maturing December 30, 2016		520	524,025
Term Loan, 6.53%, Maturing December 30, 2016		7,273	7,333,225
Term Loan, 6.56%, Maturing December 30, 2016		2,491	2,510,335
Term Loan, 6.59%, Maturing December 30, 2016	EUR	1,235	1,656,314
Term Loan, 6.59%, Maturing December 30, 2016	EUR	2,435	3,264,572
Term Loan, 6.65%, Maturing December 30, 2016		9,809	9,890,292
Term Loan, 6.65%, Maturing December 30, 2016		13,060	13,161,145
Term Loan, 6.59%, Maturing December 31, 2016	EUR	719	963,572
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		80,611	80,831,600
Instant Web, Inc.
Term Loan, 3.56%, Maturing August 7, 2014		1,614	1,159,600
Term Loan, 3.56%, Maturing August 7, 2014		15,486	11,123,983
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		66,594	66,854,009
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018		7,288	7,324,817
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		94,196	94,402,439
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		12,369	12,454,037
Media General Inc.
Term Loan, Maturing July 31, 2020(5)		18,750	18,767,587
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014		330	327,758
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		10,323	10,417,757
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014		277	236,418
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014		6,720	6,492,706
Nielsen Finance LLC
Term Loan, 2.94%, Maturing May 2, 2016		38,645	38,901,643
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		17,300	17,008,063
Springer Science+Business Media S.A.
Term Loan, 4.15%, Maturing June 17, 2016		1,724	1,704,387
Term Loan, 4.11%, Maturing July 21, 2016	EUR	4,234	5,531,034
Term Loan, Maturing July 23, 2020(5)	EUR	3,250	4,245,271
Term Loan, Maturing July 31, 2020(5)		18,350	18,155,031
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		229	224,099
Term Loan, 8.00%, Maturing September 29, 2014		841	822,382
Trader Media Corporation Limited
Term Loan, 3.99%, Maturing June 8, 2017	GBP	12,529	18,908,606
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		32,736	33,005,568

			$530,448,292

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radio and Television — 2.7%
Clear Channel Communications, Inc.
Term Loan, 3.84%, Maturing January 29, 2016		5,675	$5,333,227
Term Loan, 6.94%, Maturing January 30, 2019		16,740	15,475,918
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		51,651	52,212,051
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018		8,138	8,263,200
Entravision Communications Corporation
Term Loan, 0.50%, Maturing May 29, 2020(4)		21,075	20,982,797
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		23,844	24,141,777
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		12,320	12,447,557
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		6,436	6,473,145
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		27,018	27,229,105
Local TV Finance, LLC
Term Loan, 4.19%, Maturing May 7, 2015		14,073	14,184,266
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		4,779	4,845,167
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		11,305	11,347,632
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		25,288	25,277,330
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,731	9,998,759
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,422	12,545,715
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		8,579	8,611,699
Tyrol Acquisitions 2 SAS
Term Loan, 3.13%, Maturing January 29, 2016(6)	EUR	5,051	6,423,483
Term Loan, 3.13%, Maturing January 29, 2016	EUR	7,658	9,746,839
Term Loan, 3.13%, Maturing January 29, 2016	EUR	10,658	13,565,359
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 2, 2020		13,476	13,452,181
Term Loan, 4.50%, Maturing March 2, 2020		5,985	6,019,737
Term Loan, 4.50%, Maturing March 2, 2020		6,233	6,275,267
Term Loan, 4.50%, Maturing March 2, 2020		60,246	60,655,846
Weather Channel
Term Loan, 3.50%, Maturing February 13, 2017		19,162	19,357,921
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		11,225	11,519,656

			$406,385,634

Retailers (Except Food and Drug) — 4.3%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		15,788	$15,950,480
B&M Retail Limited
Term Loan, 5.51%, Maturing February 18, 2019	GBP	7,000	10,542,265
Term Loan, 6.01%, Maturing February 18, 2020	GBP	14,975	22,666,820
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		26,453	26,695,232
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		73,691	73,484,030

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,622	$15,751,674
Douglas Holding AG
Term Loan, 5.70%, Maturing December 20, 2019	EUR	7,300	9,774,271
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,581	10,699,907
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 16, 2019		20,250	20,444,056
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		59,699	60,190,382
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		34,450	34,600,813
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		46,409	46,657,299
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		8,468	8,510,151
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		73,525	73,840,937
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		5,323	5,343,218
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		46,688	46,946,408
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		5,075	5,115,669
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		36,505	36,781,132
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		14,589	14,549,103
Term Loan, 4.25%, Maturing August 7, 2019		6,905	6,902,099
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		32,050	32,305,406
Toys ‘R’ US Property Company I, LLC
Term Loan, Maturing August 21, 2019(5)		13,550	13,414,500
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		19,679	19,300,226
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	86	102,881
Term Loan, 2.33%, Maturing March 9, 2015	EUR	336	400,052
Term Loan, 2.33%, Maturing March 9, 2015	EUR	9,880	11,752,744
Term Loan, 2.83%, Maturing March 8, 2016	EUR	86	102,870
Term Loan, 2.83%, Maturing March 8, 2016	EUR	336	400,052
Term Loan, 2.83%, Maturing March 8, 2016	EUR	9,880	11,752,744
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	13	9,032
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	88	63,223
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	900	650,292
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		6,987	7,017,121

			$642,717,089

Steel — 1.5%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		20,272	$20,711,042
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		127,771	128,944,602
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		10,721	10,734,526
Term Loan, 5.00%, Maturing June 30, 2017	GBP	3,980	6,069,713

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		22,854	$22,925,186
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		7,258	7,321,633
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		8,925	8,925,000
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		2,390	2,390,996
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017		19,747	19,796,009

			$227,818,707

Surface Transport — 0.7%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019		8,404	$8,419,695
Hertz Corporation (The)
Term Loan, 2.75%, Maturing March 9, 2018		29,150	29,077,125
Term Loan, 3.00%, Maturing March 11, 2018		30,151	30,307,456
Term Loan, 3.75%, Maturing March 11, 2018		25,074	25,242,472
Swift Transportation Co., Inc.
Term Loan, 2.94%, Maturing December 21, 2016		1,034	1,041,352
Term Loan, 4.00%, Maturing December 21, 2017		14,280	14,431,770

			$108,519,870

Telecommunications — 2.9%
Alaska Communications Systems Holdings, Inc.
Term Loan, 6.00%, Maturing October 21, 2016		1,716	$1,708,910
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		38,385	38,369,056
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		5,910	5,932,351
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		19,825	19,961,674
Term Loan, 4.75%, Maturing March 9, 2020		49,925	50,346,267
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		16,773	16,812,114
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018		129,439	130,612,446
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014	GBP	262	390,670
Midcontinent Communications
Term Loan, 5.00%, Maturing July 30, 2020		6,810	6,843,828
Term Loan, Maturing July 31, 2020(5)		6,810	6,849,501
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019		10,472	10,557,463
NTELOS Inc.
Term Loan, 4.50%, Maturing August 7, 2015		1,985	1,989,963
Term Loan, 5.75%, Maturing November 8, 2019		2,481	2,463,675
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		3,663	3,649,264
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		3,476	3,489,058
Term Loan, 3.75%, Maturing September 27, 2019		1,732	1,739,622
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		35,828	36,006,715
Term Loan, 5.00%, Maturing April 23, 2019		21,731	21,873,117

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019		51,935	$52,303,270
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		12,443	12,549,493
Term Loan, 3.50%, Maturing January 23, 2020		6,479	6,506,392

			$430,954,849

Utilities — 1.9%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018		31,358	$31,777,963
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020		16,300	16,215,452
Term Loan, 3.25%, Maturing January 31, 2022		6,100	6,079,437
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018		9,582	9,652,794
Term Loan, 4.00%, Maturing April 2, 2018		35,481	35,746,726
Term Loan, 4.00%, Maturing October 9, 2019		9,205	9,266,571
Ceramtec Gmbh
Term Loan, Maturing August 14, 2020(5)	EUR	7,000	9,405,573
Term Loan, Maturing August 14, 2020(5)		7,725	7,802,250
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019		4,740	4,793,325
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020		19,642	19,769,983
Equipower Resources Holdings LLC
Term Loan, Maturing December 21, 2018(5)		2,500	2,518,750
Term Loan, Maturing December 15, 2020(5)		8,925	8,991,937
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		10,250	10,326,875
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		7,045	7,138,997
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018		35,821	35,838,031
Power Team Services, LLC
Term Loan, 0.50%, Maturing May 6, 2020(4)		1,872	1,853,500
Term Loan, 4.25%, Maturing May 6, 2020		14,978	14,860,771
Raven Power Finance, LLC
Term Loan, 8.25%, Maturing November 15, 2018		5,945	5,974,851
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.69%, Maturing October 10, 2016(2)		7,000	4,812,500
Term Loan, 4.69%, Maturing October 10, 2017(2)		3,687	2,193,613
Term Loan, 4.72%, Maturing October 10, 2017		56,613	39,849,946

			$284,869,845

Total Senior Floating-Rate Interests (identified cost $13,809,657,453)			$13,853,879,316

Corporate Bonds & Notes — 4.3%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(3)
Calcipar SA
6.875%, 5/1/18(7)		4,000	$4,160,000

			$4,160,000

23

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.3%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$10,725,945
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		10,105	10,660,775
8.875%, 12/1/18(7)		11,000	11,440,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		9,000	8,797,500
5.625%, 4/15/23(7)	EUR	5,000	6,599,200

			$48,223,420

Chemicals and Plastics — 0.6%
Hexion US Finance Corp.
6.625%, 4/15/20		2,000	$2,055,000
6.625%, 4/15/20(7)		12,025	12,355,688
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	8,000	11,334,580
8.375%, 2/15/19(7)		15,250	16,794,063
7.50%, 5/1/20(7)		14,525	15,687,000
Polymer Group, Inc.
7.75%, 2/1/19		5,000	5,362,500
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)		22,775	22,718,062

			$86,306,893

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$45,390,000
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		4,925	4,937,313
4.125%, 1/30/20(7)	EUR	5,000	6,676,693

			$57,004,006

Diversified Financial Services — 0.2%
KION Finance SA
4.725%, 2/15/20(7)(8)	EUR	16,875	$22,786,398

			$22,786,398

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(7)	GBP	6,500	$10,135,330

			$10,135,330

Ecological Services and Equipment — 0.0%(3)
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(2)(6)		212	$179,579
Tervita Corp.
9.00%, 11/15/18(7)	CAD	2,000	2,025,120

			$2,204,699

Entertainment — 0.2%
Vougeot Bidco PLC
5.467%, 7/15/20(7)(8)	EUR	18,625	$25,273,320

			$25,273,320

24

Security	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 0.0%(3)
International Lease Finance Corp.
6.75%, 9/1/16(7)		2,325	$2,569,125
7.125%, 9/1/18(7)		2,325	2,633,063

			$5,202,188

Financial Intermediaries — 0.3%
First Data Corp.
6.75%, 11/1/20(7)		16,850	$17,671,438
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	6,500	9,210,211
6.625%, 7/1/20(7)		9,000	9,675,000

			$36,556,649

Food Products — 0.2%
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(7)		15,000	$14,437,500
Picard Groupe SA
4.477%, 8/1/19(7)(8)(9)	EUR	7,500	10,152,232

			$24,589,732

Health Care — 0.5%
Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$38,471,562
HCA, Inc.
4.75%, 5/1/23		11,975	11,585,813
inVentiv Health, Inc.
9.00%, 1/15/18(7)		15,375	15,951,562
Tenet Healthcare Corp.
4.375%, 10/1/21(7)		12,200	11,239,250

			$77,248,187

Home Furnishings — 0.0%(3)
Sanitec Corp.
4.953%, 5/15/18(7)(8)	EUR	4,050	$5,388,455

			$5,388,455

Industrial Equipment — 0.0%(3)
Erikson Air-Crane, Inc.
6.00%, 11/2/20(2)(10)		1,035	$756,882

			$756,882

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		9,800	$10,473,750
Towergate Finance PLC
6.009%, 2/15/18(7)(8)	GBP	9,950	15,139,468

			$25,613,218

Leisure Goods/Activities/Movies — 0.1%
NAI Entertainment Holdings, LLC
8.25%, 12/15/17(7)		6,000	$6,546,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)(9)		3,000	3,000,000
National CineMedia, LLC
6.00%, 4/15/22		8,250	8,662,500

			$18,208,500

25

Security	Principal Amount* (000’s omitted)		Value
Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		25,250	$23,592,969
Caesars Operating Escrow, LLC/Caesars Escrow Corp.
9.00%, 2/15/20(7)		6,175	5,804,500
9.00%, 2/15/20(7)		14,975	14,188,812

			$43,586,281

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		8,994	$9,016,485
Entravision Communications Corp.
8.75%, 8/1/17		2,531	2,697,110
Univision Communications, Inc.
6.75%, 9/15/22(7)		9,000	9,720,000

			$21,433,595

Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,073,750
Sunrise Communications International SA
4.969%, 12/31/17(7)(8)	EUR	3,000	4,040,938
Virgin Media Secure Finance PLC
5.375%, 4/15/21(7)		12,025	12,235,437
6.00%, 4/15/21(7)	GBP	12,350	19,361,962
Wind Acquisition Finance SA
5.476%, 4/30/19(7)(8)	EUR	7,775	10,400,359
6.50%, 4/30/20(7)		7,375	7,559,375

			$62,671,821

Utilities — 0.4%
Calpine Corp.
7.50%, 2/15/21(7)		32,380	$34,808,500
7.875%, 1/15/23(7)		23,490	25,604,100

			$60,412,600

Total Corporate Bonds & Notes (identified cost $621,314,962)			$637,762,174

Asset-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)		Value
Apidos CDO, Series 2013-14A, Class C1, 3.118%, 4/15/25(7)(8)		$5,600	$5,427,178
Apidos CDO, Series 2013-14A, Class D, 3.768%, 4/15/25(7)(8)		7,000	6,595,722
Apidos CDO, Series 2013-14A, Class E, 4.668%, 4/15/25(7)(8)		3,500	3,030,741
Avalon Capital Ltd. 3, Series 1A, Class D, 2.224%, 2/24/19(7)(8)		884	882,872
Avery Point II CLO, Ltd., Series 2013-2A, Class C, 3.063%, 7/17/25(7)(8)		4,000	3,831,152
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.763%, 7/17/25(7)(8)		3,330	3,101,063
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.563%, 7/17/25(7)(8)		3,330	2,907,913
Babson CLO Ltd., Series 2005-1A, Class C1, 2.218%, 4/15/19(7)(8)		1,129	1,052,047
Babson CLO Ltd., Series 2013-IA, Class C, 2.912%, 4/20/25(7)(8)		7,175	6,949,418
Babson CLO Ltd., Series 2013-IA, Class D, 3.712%, 4/20/25(7)(8)		5,600	5,344,522

26

Security	Principal Amount (000’s omitted)	Value
Babson CLO Ltd., Series 2013-IA, Class E, 4.612%, 4/20/25(7)(8)	$3,525	$3,184,182
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.92%, 7/15/25(7)(8)	5,000	5,045,705
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.67%, 7/15/25(7)(8)	3,000	2,915,160
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.87%, 7/15/25(7)(8)	2,400	2,187,706
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.774%, 3/8/17(7)(8)	985	984,548
Dryden Senior XXII Loan Fund, Series 2013-28A, Class A3L, 2.975%, 8/15/25(7)(8)	3,250	3,185,812
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B1L, 3.475%, 8/15/25(7)(8)	1,400	1,312,042
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B2L, 4.175%, 8/15/25(7)(8)	925	786,310
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.218%, 1/15/18(7)(8)	2,000	1,804,137
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.975%, 4/20/25(7)(8)	6,325	6,078,451
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.775%, 4/20/25(7)(8)	6,950	6,638,355

Total Asset-Backed Securities (identified cost $75,382,685)		$73,245,036

Common Stocks — 0.5%

Security	Shares	Value
Automotive — 0.0%(3)
Dayco Products, LLC(10)(11)	88,506	$3,363,228

		$3,363,228

Building and Development — 0.0%(3)
United Subcontractors, Inc.(2)(10)(11)	3,848	$175,887

		$175,887

Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc.(2)(11)(12)	2,484	$189,430

		$189,430

Food Service — 0.0%(3)
Buffets Restaurants Holdings, Inc.(2)(10)(11)	329,120	$2,139,280

		$2,139,280

Home Furnishings — 0.0%(3)
Sanitec Europe Oy B Units(2)(10)(11)	235,235	$1,824,469
Sanitec Europe Oy E Units(2)(10)(11)	230,960	0

		$1,824,469

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	414,634	$22,701,212

		$22,701,212

Lodging and Casinos — 0.0%(3)
Affinity Gaming, LLC(2)(10)(11)	206,125	$2,421,971

		$2,421,971

Publishing — 0.2%
ION Media Networks, Inc.(2)(10)	28,605	$18,129,849
MediaNews Group, Inc.(2)(10)(11)	162,730	3,414,074

		$21,543,923

27

Security	Shares	Value
Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(2)(10)(11)	2,131	$15,343,200

		$15,343,200

Total Common Stocks (identified cost $30,573,292)		$69,702,600

Preferred Stocks — 0.0%(3)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc., Series A(2)(11)(12)	569	$35,767

Total Preferred Stocks (identified cost $9,958)		$35,767

Warrants — 0.0%(3)

Security	Shares	Value
Radio and Television — 0.0%(3)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(2)(10)(11)	103	$741,600

Total Warrants (identified cost $177,010)		$741,600

Short-Term Investments — 5.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$863,501	$863,500,728

Total Short-Term Investments (identified cost $863,500,728)		$863,500,728

Total Investments — 104.0% (identified cost $15,400,616,088)		$15,498,867,221

Less Unfunded Loan Commitments — (0.3)%		$(38,299,632)

Net Investments — 103.7% (identified cost $15,362,316,456)		$15,460,567,589

Other Assets, Less Liabilities — (3.7)%		$(551,399,940)

Net Assets — 100.0%		$14,909,167,649

28

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Amount is less than 0.05%.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	This Senior Loan will settle after July 31, 2013, at which time the interest rate will be determined.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $554,163,060 or 3.7% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(9)	When-issued security.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $766,649.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,362,317,068

Gross unrealized appreciation	$161,762,840
Gross unrealized depreciation	(63,512,319)

Net unrealized appreciation	$98,250,521

Restricted Securities

At July 31, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

29

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$189,430
Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,767

Total Restricted Securities			$9,958	$225,197

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/30/13	British Pound Sterling 13,850,980	United States Dollar 20,935,618	Goldman Sachs International	$(130,948)
8/30/13	British Pound Sterling 85,250,146	United States Dollar 128,767,788	Goldman Sachs International	(892,917)
8/30/13	Canadian Dollar 31,225,934	United States Dollar 30,273,529	Citibank NA	(107,455)
8/30/13	Euro 7,462,000	United States Dollar 9,748,543	Citibank NA	(179,441)
8/30/13	Euro 161,259,957	United States Dollar 208,673,610	Citibank NA	(5,878,296)
8/30/13	Euro 2,096,575	United States Dollar 2,765,148	Goldman Sachs International	(24,287)
8/30/13	Euro 14,539,429	United States Dollar 19,312,433	Goldman Sachs International	(31,875)
8/30/13	Euro 4,998,750	United States Dollar 6,592,791	Goldman Sachs International	(57,907)
8/30/13	Euro 2,668,325	United States Dollar 3,507,302	JPMorgan Chase Bank NA	(42,830)
9/30/13	British Pound Sterling 72,753,044	United States Dollar 111,468,576	Citibank NA	836,058
9/30/13	British Pound Sterling 2,981,250	United States Dollar 4,586,206	Goldman Sachs International	52,743
9/30/13	British Pound Sterling 2,970,870	United States Dollar 4,500,660	Goldman Sachs International	(17,018)
9/30/13	Euro 182,530,291	United States Dollar 237,466,433	HSBC Bank USA	(5,412,050)
10/31/13	British Pound Sterling 68,595,362	United States Dollar 105,133,711	HSBC Bank USA	842,317
10/31/13	Euro 170,842,835	United States Dollar 226,392,383	Deutsche Bank AG	(961,707)

				$(12,005,613)

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

30

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$1,731,118	$(13,736,731)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$13,781,877,766	$33,701,918	$13,815,579,684
Corporate Bonds & Notes	—	636,825,713	936,461	637,762,174
Asset-Backed Securities	—	73,245,036	—	73,245,036
Common Stocks	—	26,064,440	43,638,160	69,702,600
Preferred Stocks	—	—	35,767	35,767
Warrants	—	—	741,600	741,600
Short-Term Investments	—	863,500,728	—	863,500,728
Total Investments	$—	$15,381,513,683	$79,053,906	$15,460,567,589
Forward Foreign Currency Exchange Contracts	$—	$1,731,118	$—	$1,731,118
Total	$—	$15,383,244,801	$79,053,906	$15,462,298,707

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(13,736,731)	$—	$(13,736,731)
Total	$—	$(13,736,731)	$—	$(13,736,731)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented.

At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual report to shareholders.

31

Eaton Vance

Floating-Rate Advantage Fund

July 31, 2013 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $6,226,964,479 and the Fund owned 98.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 115.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.3%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing May 20, 2020		3,795	$3,813,998
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		14,639	14,712,572
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018		3,005	3,057,401
Term Loan, 6.25%, Maturing November 2, 2018		1,362	1,386,022
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 27, 2017		1,204	1,223,879
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020		11,236	11,327,292
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)		5,004	3,002,548
Sequa Corporation
Term Loan, 5.25%, Maturing December 19, 2017		13,059	13,238,941
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		48,260	48,340,494
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		2,134	2,137,234
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		43,238	43,565,560

			$145,805,941

Air Transport — 0.0%(3)
Evergreen International Aviation, Inc.
Term Loan, 5.00%, Maturing June 30, 2015(2)		316	$252,504

			$252,504

Automotive — 4.7%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020		13,725	$13,844,751
Allison Transmission, Inc.
Term Loan, 3.20%, Maturing August 7, 2017		7,218	7,252,732
Term Loan, 4.25%, Maturing August 23, 2019		22,242	22,470,169
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		1,181	1,153,431
Chrysler Group LLC
Term Loan, 4.25%, Maturing May 24, 2017		37,654	38,326,218
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014		20,231	19,925,582
Term Loan, 2.14%, Maturing December 28, 2015		16,204	15,959,177
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		39,075	39,489,937
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018		18,359	18,565,132
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		21,428	21,802,481
Term Loan, 6.50%, Maturing December 18, 2018	EUR	2,488	3,331,308

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		2,380	$2,400,350
Schaeffler AG
Term Loan, Maturing April 22, 2016(4)	EUR	10,000	13,303,498
Term Loan, 4.25%, Maturing January 27, 2017		4,650	4,683,392
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		20,307	20,294,275
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		16,336	16,474,230
Tower Automotive Holdings USA, LLC
Term Loan, 5.75%, Maturing April 23, 2020		9,930	10,037,066
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		3,697	3,715,548
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		948	954,101
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		24,383	24,419,466

			$298,402,844

Beverage and Tobacco — 0.6%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		5,550	$5,561,794
D.E Master Blenders 1753 N.V.
Term Loan, Maturing June 25, 2018(4)	EUR	22,975	30,591,531

			$36,153,325

Building and Development — 1.1%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		14,925	$14,966,312
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		4,464	4,491,693
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		3,720	3,756,058
Four Seasons Holdings Inc.
Term Loan, 4.25%, Maturing June 27, 2020		5,400	5,474,250
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		6,361	5,454,262
RE/MAX International, Inc.
Term Loan, Maturing July 31, 2020(4)		7,825	7,854,344
Realogy Corporation
Term Loan, 3.20%, Maturing October 10, 2013		125	125,125
Term Loan, 4.45%, Maturing October 10, 2016		302	301,891
Term Loan, 4.50%, Maturing March 5, 2020		12,559	12,707,819
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		4,587	4,614,222
The Woodlands Land Development Company L.P.
Term Loan, 5.12%, Maturing March 7, 2014		4,352	4,286,574
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,506	2,518,593

			$66,551,143

Business Equipment and Services — 10.7%
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		19,700	$19,912,165
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		17,978	18,127,154
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016		11,732	11,317,878

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		2,857	$2,876,786
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		1,510	1,511,549
Term Loan, 5.00%, Maturing February 21, 2015		16,970	16,630,408
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		6,898	6,971,524
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		6,287	6,380,861
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		14,258	14,288,063
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		4,475	4,491,776
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		701	714,592
Term Loan, 6.25%, Maturing October 23, 2018		2,921	2,977,468
Brickman Group Holdings Inc.
Term Loan, 3.27%, Maturing October 14, 2016		5,975	6,027,704
Term Loan, 4.00%, Maturing September 28, 2018		7,537	7,580,466
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		2,797	2,822,848
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		13,362	13,450,749
ClientLogic Corporation
Term Loan, 7.02%, Maturing January 30, 2017		3,293	3,265,405
Term Loan, 7.24%, Maturing January 30, 2017	GBP	3,341	4,776,928
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		2,040	2,044,849
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,960	1,966,927
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		16,035	16,081,762
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		1,767	1,792,018
Education Management LLC
Term Loan, Maturing June 1, 2015(4)		7,500	6,712,500
Term Loan, 4.31%, Maturing June 1, 2016		4,932	4,410,724
Term Loan, 8.25%, Maturing March 29, 2018		11,459	10,828,918
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		18,713	18,877,201
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		3,350	3,370,937
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		16,475	16,773,745
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019		6,069	6,116,473
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.75%, Maturing January 21, 2020	EUR	998	1,313,754
Term Loan, 4.00%, Maturing February 7, 2020		8,627	8,651,998
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		18,345	18,444,771
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		3,582	3,622,297
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		24,541	24,721,639
Term Loan, 4.25%, Maturing September 1, 2017	EUR	16,275	21,786,516
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		17,905	17,983,334
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		5,800	5,823,565

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ISS Holdings A/S
Term Loan, 4.21%, Maturing April 30, 2015	EUR	1,000	$1,340,025
Term Loan, 4.21%, Maturing April 30, 2015	EUR	7,143	9,571,606
Term Loan, 3.75%, Maturing April 30, 2018		9,400	9,424,966
Ista International GmbH
Term Loan, 4.14%, Maturing April 30, 2020	EUR	123	165,479
Term Loan, 4.14%, Maturing April 30, 2020	EUR	942	1,264,632
Term Loan, 4.14%, Maturing June 1, 2020	EUR	1,984	2,663,467
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		7,792	7,811,703
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		12,794	12,938,262
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		27,739	27,964,760
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		6,675	6,929,484
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		13,093	13,011,563
Mitchell International, Inc.
Term Loan, 3.81%, Maturing March 28, 2016		1,310	1,311,437
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,000	986,400
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		17,396	17,577,707
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		4,425	4,413,247
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		2,814	2,826,658
Term Loan, 5.50%, Maturing June 8, 2020		2,993	2,913,543
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		2,630	2,650,429
Term Loan, 4.50%, Maturing June 8, 2018		50,382	50,947,902
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,906	1,886,269
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		14,495	14,449,436
Term Loan, 4.45%, Maturing January 31, 2017		11,949	11,942,937
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017		6,702	6,760,873
Term Loan, 4.50%, Maturing January 31, 2020		22,237	22,552,288
Term Loan, 4.00%, Maturing March 8, 2020		47,504	47,941,223
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017		8,430	8,524,530
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		4,958	5,013,083
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		13,815	13,987,494
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		346	349,314
Term Loan, 6.00%, Maturing July 28, 2017		2,261	2,281,742
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019		3,317	3,333,271
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018		24,754	24,897,921

			$676,081,903

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 5.7%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		4,022	$4,034,688
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		2,284	2,296,089
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		30,317	30,477,444
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		15,625	15,598,641
Term Loan, 3.00%, Maturing January 4, 2021		16,137	16,101,836
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		7,634	7,652,668
CSC Holdings, Inc.
Term Loan, 2.69%, Maturing April 17, 2020		21,400	21,255,101
Kabel Deutschland GMBH
Term Loan, 3.25%, Maturing February 1, 2019		11,236	11,234,735
Term Loan, 2.88%, Maturing April 17, 2020	EUR	4,500	5,987,646
Term Loan, 2.88%, Maturing June 30, 2020	EUR	3,000	3,991,879
Lavena Holding 3 GMBH
Term Loan, Maturing March 30, 2017(4)	EUR	25,229	33,396,096
MCC Iowa LLC
Term Loan, 1.91%, Maturing January 30, 2015		1,837	1,835,885
Media Holdco, LP
Term Loan, 7.25%, Maturing July 31, 2018		5,002	5,039,070
Mediacom Communications Corp
Term Loan, 3.25%, Maturing January 29, 2021		7,000	6,983,592
Mediacom Illinois, LLC
Term Loan, 1.66%, Maturing January 30, 2015		5,635	5,627,578
Term Loan, 4.50%, Maturing October 23, 2017		2,840	2,850,330
Sterling Entertainment Enterprises, LLC
Term Loan, 3.19%, Maturing December 28, 2017		11,100	10,902,420
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		4,375	4,409,182
Term Loan, 3.88%, Maturing March 26, 2021	EUR	26,812	35,598,914
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,720,054
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	12,450	19,069,776
Term Loan, 3.50%, Maturing June 8, 2020		60,475	60,504,391
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		3,259	3,270,167
YPSO Holding SA
Term Loan, Maturing December 31, 2015(4)	EUR	1,672	2,214,957
Term Loan, Maturing December 31, 2015(4)	EUR	3,197	4,236,430
Term Loan, 4.88%, Maturing June 6, 2016	EUR	2,579	3,461,806
Term Loan, 4.88%, Maturing June 6, 2016	EUR	2,774	3,723,574
Term Loan, 4.88%, Maturing June 6, 2016	EUR	8,033	10,780,993

			$359,255,942

Chemicals and Plastics — 4.9%
AI Chem & Cy S.C.A.
Term Loan, 4.75%, Maturing August 31, 2019	EUR	1,775	$2,373,178
Term Loan, 4.50%, Maturing October 3, 2019		5,329	5,392,367
Term Loan, 4.50%, Maturing October 3, 2019		10,271	10,392,883
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		20,400	20,557,243

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020		39,880	$40,322,492
Term Loan, 5.25%, Maturing February 3, 2020	EUR	3,990	5,352,052
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		4,668	4,714,408
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		2,762	2,790,656
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		1,986	2,010,876
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		6,735	6,751,949
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		1,000	1,006,940
Huntsman International, LLC
Term Loan, 2.73%, Maturing April 19, 2017		3,467	3,481,735
Ineos Finance PLC
Term Loan, 4.25%, Maturing May 4, 2018	EUR	7,844	10,401,031
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		49,497	49,487,845
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 5, 2020		17,280	17,409,600
Term Loan - Second Lien, 7.75%, Maturing December 7, 2020		2,200	2,233,000
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		254	257,262
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,228	7,300,238
OXEA Finance LLC
Term Loan, 4.25%, Maturing November 22, 2019		4,950	5,016,454
OXEA Finance S.à.r.l.
Term Loan, 4.50%, Maturing December 6, 2019	EUR	2,000	2,650,722
Term Loan - Second Lien, 8.25%, Maturing May 22, 2020		2,000	2,010,400
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		22,945	23,174,182
Schoeller Arca Systems Holding B.V.
Term Loan, 4.70%, Maturing December 18, 2014(2)	EUR	289	265,327
Term Loan, 4.70%, Maturing December 18, 2014(2)	EUR	824	756,494
Term Loan, 4.70%, Maturing December 18, 2014(2)	EUR	887	814,062
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,440	1,457,818
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		3,950	3,994,589
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		38,937	39,469,576
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		36,469	36,081,059
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020		1,529	1,535,468

			$309,461,906

Clothing/Textiles — 0.2%
Phillips-Van Heusen Corporation
Term Loan, 3.25%, Maturing February 13, 2020		6,404	$6,443,083
Wolverine Worldwide, Inc.
Term Loan, 4.50%, Maturing July 31, 2019		3,178	3,203,737

			$9,646,820

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 1.0%
American Greetings Corporation
Term Loan, Maturing December 31, 2019(4)		9,100	$9,054,500
Financiere SPIE S.A.S.
Term Loan, 4.61%, Maturing August 30, 2018	EUR	7,500	10,050,380
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016		4,934	4,927,608
Term Loan, 5.50%, Maturing October 18, 2017		6,348	6,348,400
Spectrum Brands, Inc.
Term Loan, 4.51%, Maturing December 17, 2019		16,612	16,768,955
Term Loan, 5.09%, Maturing December 17, 2019	CAD	15,226	14,824,400

			$61,974,243

Containers and Glass Products — 1.9%
Berry Plastics Holding Corporation
Term Loan, 2.19%, Maturing April 3, 2015		17,439	$17,496,487
Term Loan, 3.50%, Maturing February 7, 2020		33,519	33,546,921
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		15,796	15,953,581
Pact Group Pty Ltd.
Term Loan, 3.75%, Maturing May 29, 2020		17,950	17,961,219
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		6,189	6,212,571
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		18,250	18,490,339
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		614	622,506
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		7,014	7,036,069

			$117,319,693

Cosmetics/Toiletries — 0.6%
Bausch & Lomb, Inc.
Term Loan, 4.00%, Maturing May 17, 2019		17,220	$17,241,804
Prestige Brands, Inc.
Term Loan, 3.78%, Maturing January 31, 2019		991	1,003,052
Revlon, Inc.
Term Loan, 4.00%, Maturing November 20, 2017		2,225	2,251,885
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		19,327	19,350,721

			$39,847,462

Drugs — 2.2%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		6,403	$6,451,205
Term Loan, 5.50%, Maturing February 10, 2017		12,312	12,381,136
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		4,672	4,704,309
Endo Health Solutions Inc.
Term Loan, 4.00%, Maturing June 18, 2018		229	229,593
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018		5,225	5,290,312
Term Loan - Second Lien, 11.00%, Maturing July 3, 2019		2,250	2,255,625
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		10,290	10,338,646
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		20,178	20,407,150

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 3.50%, Maturing December 11, 2019	23,892	$24,163,648
Term Loan, Maturing June 24, 2020(4)	39,750	40,331,344
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	321	322,108
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	2,285	2,291,408
Term Loan, 4.25%, Maturing March 15, 2018	5,250	5,263,680
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	4,137	4,147,872

		$138,578,036

Ecological Services and Equipment — 0.6%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	38,351	$38,670,680
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(2)	11	10,869
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	2,289	2,313,889

		$40,995,438

Electronics/Electrical — 9.0%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 9, 2019	14,581	$14,717,744
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	8,886	8,908,233
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	19,836	20,068,824
Blue Coat Systems, Inc.
Term Loan, 4.50%, Maturing May 31, 2019	11,497	11,540,258
Term Loan - Second Lien, 9.50%, Maturing June 19, 2020	10,000	10,075,000
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016	1,187	1,191,095
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	13,284	13,387,303
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	16,350	16,493,062
Dealer Computer Services, Inc.
Term Loan, 2.19%, Maturing April 21, 2016	7,894	7,910,659
Dell Inc.
Term Loan, Maturing February 28, 2014(4)	15,025	14,987,437
Term Loan - Second Lien, Maturing February 5, 2021(4)	9,375	9,351,562
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	16,406	16,324,331
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	14,350	14,461,227
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	14,901	15,007,947
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016	5,882	5,911,024
Eze Castle Software Inc.
Term Loan, 4.75%, Maturing April 6, 2020	2,600	2,620,584
Term Loan - Second Lien, 8.75%, Maturing April 6, 2021	2,000	2,028,750
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020	16,309	16,499,404
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018	23,855	23,951,687

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		1,542	$1,545,527
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018		39,381	39,818,292
Term Loan, 3.75%, Maturing May 29, 2020		3,275	3,273,363
Term Loan, 4.00%, Maturing June 1, 2020	EUR	4,000	5,308,096
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019		7,107	7,138,281
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018		12,842	12,992,401
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		7,304	7,383,535
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		11,804	12,025,128
Term Loan, 4.75%, Maturing January 11, 2020		16,388	16,742,721
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		8,362	8,445,431
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		6,117	6,136,850
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	2,997,000
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019		10,574	10,599,935
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018		43,137	43,587,726
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		5,544	5,675,208
SafeNet Inc.
Term Loan, 2.69%, Maturing April 12, 2014		738	739,547
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018		5,503	5,565,199
Serena Software, Inc.
Term Loan, 4.19%, Maturing March 10, 2016		10,397	10,370,974
Term Loan, 5.00%, Maturing March 10, 2016		900	893,250
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019		11,459	11,487,370
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		8,301	8,456,325
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017		7,055	7,116,625
Smart Technologies ULC
Term Loan, Maturing January 18, 2019(4)		5,250	5,040,000
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018		11,103	11,223,402
SS&C Technologies Inc.
Term Loan, 3.50%, Maturing June 7, 2019		1,039	1,041,978
Term Loan, 3.50%, Maturing June 7, 2019		8,168	8,192,271
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 20, 2019		5,900	5,929,429
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018		8,325	8,356,384
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		8,133	8,245,209
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018		1,015	1,017,149
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 2, 2019		23,580	23,732,781

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	10,893	$10,971,557
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	4,250	4,316,300
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	19,544	19,674,524
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	7,250	7,240,937

		$568,716,836

Equipment Leasing — 0.3%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	16,500	$16,520,625

		$16,520,625

Financial Intermediaries — 5.0%
Allflex Holdings II, Inc.
Term Loan, 4.25%, Maturing June 11, 2020	4,675	$4,707,141
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	10,275	10,342,301
American Stock Transfer & Trust Company, LLC
Term Loan, 5.75%, Maturing June 11, 2020	6,575	6,591,438
Term Loan - Second Lien, 9.25%, Maturing December 11, 2020	1,500	1,498,125
CB Richard Ellis Services, Inc.
Term Loan, 2.95%, Maturing March 29, 2021	1,247	1,252,589
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	20,394	20,470,415
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	16,325	16,446,968
First Data Corporation
Term Loan, 4.19%, Maturing March 24, 2017	6,000	6,010,176
Term Loan, 4.19%, Maturing March 23, 2018	16,755	16,775,635
Term Loan, 4.19%, Maturing September 24, 2018	24,150	24,165,094
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	1,147	1,151,427
Grosvenor Capital Management Holdings, LLP
Term Loan, 2.25%, Maturing December 5, 2013	647	646,569
Term Loan, 4.25%, Maturing December 5, 2016	5,090	5,080,938
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	8,675	8,788,859
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	4,388	4,388,413
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	3,741	3,778,914
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	8,100	8,165,610
iPayment, Inc.
Term Loan, 6.75%, Maturing May 8, 2017	4,008	4,002,824
LPL Holdings, Inc.
Term Loan, 2.69%, Maturing March 29, 2017	1,344	1,341,791
Term Loan, 3.25%, Maturing March 29, 2019	17,346	17,367,209
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,908	9,041,673
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	7,705	7,763,198
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 20, 2020	15,463	15,617,611

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nuveen Investments, Inc.
Term Loan, 4.19%, Maturing May 13, 2017		39,737	$39,851,480
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		16,234	16,477,827
Oz Management LP
Term Loan, 1.78%, Maturing November 15, 2016		10,938	10,209,132
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		7,615	7,671,798
Term Loan, 4.00%, Maturing November 9, 2018		5,974	6,001,518
Sesac Holdco II, LLC
Term Loan, 6.00%, Maturing February 8, 2019		2,488	2,509,266
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		10,234	10,259,961
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017		5,721	5,733,203
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		19,039	19,248,390

			$313,357,493

Food Products — 5.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		12,985	$13,152,474
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		1,565	1,555,810
Autobar BV (Acorn 3 BV)
Term Loan, 5.32%, Maturing October 31, 2019	EUR	10,350	13,089,270
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		11,212	11,338,434
Clearwater Seafoods Limited Partnership
Term Loan, 5.75%, Maturing June 24, 2019		3,650	3,679,656
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing May 22, 2020		8,375	8,437,813
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		38,995	39,108,261
Dole Food Company Inc.
Term Loan, 3.75%, Maturing April 1, 2020		43,025	43,105,359
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		64,725	65,421,700
Hearthside Food Solutions, LLC
Term Loan, 4.50%, Maturing June 7, 2018		2,840	2,832,900
Term Loan, 6.50%, Maturing June 7, 2018		4,430	4,463,541
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		3,989	4,019,141
Iglo Foods Midco Limited
Term Loan, 5.13%, Maturing January 31, 2018	EUR	5,500	7,383,237
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		18,020	18,031,547
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		5,636	5,720,501
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	50,396,569
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		30,723	30,780,606
United Biscuits (UK) Limited
Term Loan, Maturing June 30, 2020(4)	EUR	1,825	2,439,015
Term Loan, Maturing June 30, 2020(4)	GBP	4,775	7,322,990

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		4,658	$4,705,820

			$336,984,644

Food Service — 5.2%
Aramark Corporation
Term Loan, 3.69%, Maturing July 26, 2016		441	$444,903
Term Loan, 3.69%, Maturing July 26, 2016		918	924,395
Term Loan, 3.78%, Maturing July 26, 2016		5,581	5,625,595
Term Loan, 3.78%, Maturing July 26, 2016		42,966	43,243,084
Term Loan, 4.00%, Maturing September 9, 2019		15,600	15,777,934
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		1,062	1,079,577
Buffets, Inc.
Term Loan, 0.15%, Maturing April 22, 2015(2)		269	269,284
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		11,116	11,235,808
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		3,548	3,565,928
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		4,989	5,036,449
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		44,542	44,811,249
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		21,219	21,511,166
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		8,191	8,272,413
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		39,857	40,045,476
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		3,155	3,196,327
Sagittarius Restaurants, LLC
Term Loan, 6.25%, Maturing October 1, 2018		4,738	4,779,584
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,850	1,862,334
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		51,676	51,843,640
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		45,500	45,808,171
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		17,454	17,500,109

			$326,833,426

Food/Drug Retailers — 3.6%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		6,112	$6,174,971
Term Loan, 4.75%, Maturing March 21, 2019		17,428	17,558,999
Alliance Boots Holdings Limited
Term Loan, 3.61%, Maturing July 10, 2017	EUR	4,249	5,593,575
Term Loan, 3.99%, Maturing July 10, 2017	GBP	49,200	73,825,747
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		31,620	31,936,702
Iceland Foods Group Limited
Term Loan, 4.13%, Maturing April 12, 2019	EUR	2,725	3,670,518
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		1,712	1,736,317

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		39,651	$39,953,178
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		19,791	20,401,636
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019		24,459	24,728,177

			$225,579,820

Forest Products — 0.3%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		3,975	$3,935,250
Ranpak Corporation
Term Loan, 4.75%, Maturing April 10, 2019	EUR	3,000	4,020,983
Term Loan, 4.50%, Maturing April 23, 2019		5,826	5,869,273
SIG Euro Holding AG & Co. KG
Term Loan, 5.00%, Maturing September 28, 2018	EUR	2,729	3,658,256

			$17,483,762

Health Care — 11.1%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		1,234	$1,247,645
Term Loan, 4.25%, Maturing June 30, 2017		2,487	2,513,033
Term Loan, 4.25%, Maturing June 30, 2017		15,683	15,851,756
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		7,077	7,106,338
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		12,800	12,816,000
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		6,166	6,223,869
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		17,516	17,618,020
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		2,363	2,384,294
Biomet Inc.
Term Loan, 3.96%, Maturing July 25, 2017		40,477	40,809,115
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing August 28, 2019		4,714	4,753,306
Catalent Pharma Solutions Inc.
Term Loan, 3.69%, Maturing September 15, 2016		7,964	7,986,553
Term Loan, 4.25%, Maturing September 15, 2017		12,770	12,801,820
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019		14,686	14,801,060
Community Health Systems, Inc.
Term Loan, 3.77%, Maturing January 25, 2017		24,185	24,381,852
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		3,443	3,461,890
CRC Health Corporation
Term Loan, 4.69%, Maturing November 16, 2015		7,503	7,563,882
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		6,476	6,532,059
Term Loan, 4.00%, Maturing November 1, 2019		21,492	21,641,670
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		18,605	18,843,498
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		9,835	9,558,020
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		26,271	26,467,947

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	32,093	$32,306,729
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	20,024	20,253,020
HCA, Inc.
Term Loan, 3.03%, Maturing March 31, 2017	24,936	25,045,350
Term Loan, 2.94%, Maturing May 1, 2018	23,913	24,024,889
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	22,876	22,977,731
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	16,766	16,867,763
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	18,562	18,733,339
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	9,351	9,214,420
Term Loan, 7.75%, Maturing May 15, 2018	10,584	10,418,276
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	9,330	9,335,629
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	31,710	32,116,347
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,178	2,210,670
Lifepoint Hospitals, Inc.
Term Loan, 2.70%, Maturing July 24, 2017	4,353	4,382,147
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	2,415	2,426,012
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	2,674	2,677,794
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	5,234	5,259,853
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	3,806	3,839,621
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	21,891	22,073,032
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	21,782	21,909,482
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	25,150	25,343,856
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	37,467	37,810,238
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	13,148	13,200,943
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	7,257	7,321,570
Select Medical Corporation
Term Loan, 3.54%, Maturing February 13, 2016	4,428	4,455,370
Term Loan, 4.00%, Maturing June 1, 2018	6,325	6,360,051
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	6,251	6,299,125
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020	2,200	2,214,410
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	8,648	8,550,338
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019	7,986	8,045,513

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Universal Health Services, Inc.
Term Loan, 2.44%, Maturing November 15, 2016		521	$524,468
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016		5,678	5,703,298
VWR Funding, Inc.
Term Loan, 4.19%, Maturing April 3, 2017		16,464	16,577,457
Term Loan, 4.44%, Maturing April 3, 2017		7,024	7,039,668
Term Loan, 4.63%, Maturing April 3, 2017	EUR	1,224	1,627,221

			$702,509,257

Home Furnishings — 0.7%
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		22,557	$22,780,058
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		19,709	19,674,936

			$42,454,994

Industrial Equipment — 3.1%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018		11,407	$11,464,362
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		29,856	30,135,832
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019		7,313	7,355,038
Gardner Denver, Inc.
Term Loan, Maturing July 30, 2020(4)	EUR	3,325	4,433,552
Term Loan, Maturing July 30, 2020(4)		15,125	15,200,625
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020		24,550	24,607,545
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		9,118	9,151,887
Husky Injection Molding Systems Ltd
Term Loan, 4.25%, Maturing June 29, 2018		22,092	22,224,664
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		372	374,789
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020		7,326	7,370,090
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018		31,626	31,815,660
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018		7,112	7,170,169
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		16,172	16,212,795
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017		5,399	5,462,260
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		4,457	4,480,847

			$197,460,115

Insurance — 3.6%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		18,836	$18,998,255
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019		26,426	26,637,301
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016		7,728	7,788,618

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	71,857	$71,959,476
Term Loan, Maturing July 8, 2020(4)	7,950	7,801,558
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	22,693	22,792,465
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	23,153	23,381,908
Cooper Gay Swett & Crawford Ltd
Term Loan, 5.00%, Maturing April 16, 2020	3,050	3,085,584
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	7,641	7,688,494
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	2,339	2,391,256
Hub International Limited
Term Loan, 3.69%, Maturing June 13, 2017	23,701	23,828,040
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	9,100	9,191,000

		$225,543,955

Leisure Goods/Activities/Movies — 4.7%
Alpha D2 Limited
Term Loan, 4.50%, Maturing April 30, 2019	21,562	$21,740,887
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	20,168	20,264,742
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	25,406	25,501,651
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	13,775	13,857,602
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	4,090	4,124,513
Cinemark USA, Inc.
Term Loan, 3.20%, Maturing December 18, 2019	3,607	3,628,065
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing July 24, 2020	7,464	7,566,185
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	1,114	1,122,745
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	5,650	5,706,500
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	14,131	14,236,592
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	3,017	3,034,335
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	6,825	6,817,888
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	10,472	10,586,369
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018(2)	893	600,595
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.94%, Maturing July 19, 2019	9,224	9,274,624
Regal Cinemas, Inc.
Term Loan, 2.71%, Maturing August 23, 2017	6,116	6,152,804
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(2)	2,538	2,121,422
Term Loan - Second Lien, 7.19%, Maturing June 21, 2015(2)	2,825	2,048,690
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	8,983	9,113,912

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Scientific Games International, Inc.
Term Loan, Maturing May 22, 2020(4)		25,800	$25,767,750
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		23,540	23,528,135
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		4,766	4,824,277
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		12,960	13,130,553
US Finco LLC
Term Loan, 4.00%, Maturing May 22, 2020		11,775	11,833,875
Term Loan - Second Lien, 8.25%, Maturing November 20, 2020		7,200	7,245,000
Vue Entertainment Investment Limited
Term Loan, 5.49%, Maturing December 21, 2017	GBP	3,000	4,562,802
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		19,400	19,484,875
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		16,542	16,655,600

			$294,532,988

Lodging and Casinos — 1.9%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		2,499	$2,533,206
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,700	5,724,138
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		4,245	4,238,952
Term Loan, 5.44%, Maturing January 26, 2018		23,242	20,669,073
Gala Group LTD
Term Loan, 5.49%, Maturing May 25, 2018	GBP	23,725	36,136,779
Las Vegas Sands LLC
Term Loan, 2.69%, Maturing November 23, 2016		1,533	1,536,541
Term Loan, 2.69%, Maturing November 23, 2016		6,071	6,083,448
MGM Resorts International
Term Loan, 2.94%, Maturing December 20, 2017		10,945	10,991,746
Term Loan, 3.50%, Maturing December 20, 2019		20,403	20,466,176
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		5,436	5,477,915
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		4,468	4,478,214
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		4,127	4,146,274
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		395	399,608

			$122,882,070

Nonferrous Metals/Minerals — 2.1%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,808	$18,508,134
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		31,573	31,411,710
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		8,905	9,216,678
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		14,868	14,874,656
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019		2,750	2,753,438

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	9,806	$9,524,526
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	11,993	12,049,912
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	3,875	3,913,750
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	6,400	6,512,000
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	5,109	4,827,816
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	1,250	1,175,000
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	19,269	18,694,620

		$133,462,240

Oil and Gas — 2.8%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	18,301	$18,415,359
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	4,200	4,252,500
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	369	373,260
Term Loan, 9.00%, Maturing June 23, 2017	5,049	5,168,914
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	5,125	5,227,500
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	8,595	8,682,145
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	8,405	8,399,460
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	39,037	39,323,607
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	8,971	8,993,348
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	4,741	4,762,151
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	14,525	14,715,641
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	13,194	13,243,420
Term Loan, 5.00%, Maturing September 25, 2019	1,068	1,071,880
Term Loan, 5.00%, Maturing September 25, 2019	1,748	1,754,862
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(5)	7,500	7,559,377
Term Loan, 5.25%, Maturing November 13, 2018	9,655	9,799,354
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	26,114	26,337,551

		$178,080,329

Publishing — 3.7%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing June 6, 2019	5,561	$5,470,695
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	13,381	13,374,249
Flint Group SA
Term Loan, 6.65%, Maturing December 30, 2016	2,251	2,268,553
Term Loan, 6.65%, Maturing December 30, 2016	3,440	3,468,573
Term Loan, 6.65%, Maturing December 30, 2016	3,518	3,547,494
Term Loan - Second Lien, 7.90%, Maturing June 29, 2018	1,296	1,245,523

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		38,177	$38,281,341
Instant Web, Inc.
Term Loan, 3.56%, Maturing August 7, 2014		401	288,253
Term Loan, 3.56%, Maturing August 7, 2014		3,849	2,765,195
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		29,452	29,566,489
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018		2,960	2,974,926
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		38,373	38,456,646
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		4,963	4,996,680
Media General Inc.
Term Loan, Maturing July 31, 2020(4)		9,350	9,358,770
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014		134	133,413
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		5,654	5,705,956
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014		1,433	1,221,494
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014		2,904	2,806,170
Nielsen Finance LLC
Term Loan, 2.94%, Maturing May 2, 2016		15,966	16,071,832
Penton Media, Inc.
Term Loan, 6.00%, Maturing August 1, 2014		1,755	1,721,000
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		8,850	8,700,656
Springer Science+Business Media S.A.
Term Loan, 4.15%, Maturing June 17, 2016		2,708	2,677,871
Term Loan, 4.11%, Maturing July 21, 2016	EUR	3,000	3,918,712
Term Loan, Maturing July 23, 2020(4)	EUR	2,000	2,612,474
Term Loan, Maturing July 31, 2020(4)		9,175	9,077,516
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		46	44,550
Term Loan, 8.00%, Maturing September 29, 2014		167	163,486
Trader Media Corporation Limited
Term Loan, 3.99%, Maturing June 8, 2017	GBP	5,625	8,489,287
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		14,925	15,048,131

			$234,455,935

Radio and Television — 3.1%
Clear Channel Communications, Inc.
Term Loan, 3.84%, Maturing January 29, 2016		2,710	$2,546,915
Term Loan, 6.94%, Maturing January 30, 2019		17,994	16,635,617
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		25,542	25,819,217
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018		4,755	4,828,429
Entravision Communications Corporation
Term Loan, 0.50%, Maturing May 29, 2020(5)		14,100	14,038,313
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		15,244	15,434,802

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		9,036	$9,129,421
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		2,016	2,027,945
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		8,491	8,557,711
Local TV Finance, LLC
Term Loan, 4.19%, Maturing May 7, 2015		4,700	4,737,454
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		1,956	1,983,138
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		4,627	4,644,612
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		13,940	13,934,249
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,892	3,999,003
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,499	2,523,990
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		3,840	3,855,237
Tyrol Acquisitions 2 SAS
Term Loan, 3.13%, Maturing January 29, 2016	EUR	1,010	1,285,816
Term Loan, 3.13%, Maturing January 29, 2016	EUR	1,010	1,285,816
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 2, 2020		9,988	9,969,662
Term Loan, 4.50%, Maturing March 2, 2020		998	1,003,289
Term Loan, 4.50%, Maturing March 2, 2020		2,362	2,378,450
Term Loan, 4.50%, Maturing March 2, 2020		30,072	30,276,902
Weather Channel
Term Loan, 3.50%, Maturing February 13, 2017		9,535	9,632,822
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		5,250	5,387,813

			$195,916,623

Retailers (Except Food and Drug) — 5.2%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		15,365	$15,523,410
B&M Retail Limited
Term Loan, 5.51%, Maturing February 18, 2019	GBP	6,000	9,036,227
Term Loan, 6.01%, Maturing February 18, 2020	GBP	6,650	10,065,733
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		17,347	17,505,859
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		46,473	46,342,256
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		11,184	11,277,574
Douglas Holding AG
Term Loan, 5.70%, Maturing December 20, 2019	EUR	4,200	5,623,553
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		4,216	4,262,954
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 16, 2019		10,750	10,853,017
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		20,860	21,031,484
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		19,865	19,951,780

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,581	$21,696,547
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		3,111	3,126,178
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		36,250	36,405,766
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		6,050	6,072,317
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		22,781	22,906,695
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		1,990	2,006,145
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		12,872	12,969,377
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		5,099	5,085,121
Term Loan, 4.25%, Maturing August 7, 2019		1,042	1,041,636
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		25,825	26,030,799
Toys ‘R’ US Property Company I, LLC
Term Loan, Maturing August 21, 2019(4)		6,775	6,707,250
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,315	3,251,644
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	2,640	3,140,093
Term Loan, 2.83%, Maturing March 8, 2016	EUR	2,640	3,140,093
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	22	15,875
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	154	111,124
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	1,582	1,142,984
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		4,580	4,600,057

			$330,923,548

Steel — 1.8%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		11,935	$12,193,404
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		60,282	60,836,186
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		5,005	5,011,131
Term Loan, 5.00%, Maturing June 30, 2017	GBP	1,990	3,034,856
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		4,706	4,720,415
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		3,061	3,088,036
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		8,250	8,250,000
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		1,747	1,747,822
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017		17,295	17,338,443

			$116,220,293

Surface Transport — 0.8%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019		3,392	$3,397,859

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hertz Corporation (The)
Term Loan, 2.75%, Maturing March 9, 2018		9,600	$9,576,000
Term Loan, 3.00%, Maturing March 11, 2018		16,326	16,410,785
Term Loan, 3.75%, Maturing March 11, 2018		15,746	15,851,672
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2017		3,178	3,212,183

			$48,448,499

Telecommunications — 3.9%
Alaska Communications Systems Holdings, Inc.
Term Loan, 6.00%, Maturing October 21, 2016		1,706	$1,698,529
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		26,933	26,921,269
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		2,743	2,753,412
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		16,034	16,144,737
Term Loan, 4.75%, Maturing March 9, 2020		24,975	25,185,739
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		8,318	8,337,372
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018		66,339	66,940,254
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014	GBP	166	247,465
Midcontinent Communications
Term Loan, 5.00%, Maturing July 30, 2020		1,525	1,532,625
Term Loan, Maturing July 31, 2020(4)		1,525	1,533,895
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019		4,229	4,263,109
NTELOS Inc.
Term Loan, 4.50%, Maturing August 7, 2015		1,985	1,989,962
Term Loan, 5.75%, Maturing November 8, 2019		1,489	1,478,205
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		1,510	1,504,088
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		993	996,633
Term Loan, 3.75%, Maturing September 27, 2019		651	653,509
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		20,325	20,426,625
Term Loan, 5.00%, Maturing April 23, 2019		13,350	13,437,868
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019		32,129	32,357,040
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		6,631	6,687,333
Term Loan, 3.50%, Maturing January 23, 2020		14,210	14,270,612

			$249,360,281

Utilities — 2.1%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018		8,927	$9,046,966
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020		7,175	7,137,783
Term Loan, 3.25%, Maturing January 31, 2022		3,199	3,187,945
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018		4,201	4,231,739

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.00%, Maturing April 2, 2018		14,429	$14,536,748
Term Loan, 4.00%, Maturing October 9, 2019		13,002	13,088,095
Ceramtec Gmbh
Term Loan, Maturing August 14, 2020(4)	EUR	3,000	4,030,960
Term Loan, Maturing August 14, 2020(4)		3,875	3,913,750
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019		1,062	1,073,505
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020		15,862	15,964,638
Equipower Resources Holdings LLC
Term Loan, Maturing December 21, 2018(4)		5,000	5,037,500
Term Loan, Maturing December 15, 2020(4)		4,100	4,130,750
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		4,625	4,659,687
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		3,332	3,376,694
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018		8,898	8,901,773
Power Team Services, LLC
Term Loan, 0.50%, Maturing May 6, 2020(5)		906	896,500
Term Loan, 4.25%, Maturing May 6, 2020		7,244	7,187,851
Raven Power Finance, LLC
Term Loan, 8.25%, Maturing November 15, 2018		2,438	2,449,939
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.69%, Maturing October 10, 2016(2)		3,000	2,062,500
Term Loan, 4.69%, Maturing October 10, 2017(2)		1,580	940,120
Term Loan, 4.72%, Maturing October 10, 2017		24,173	17,015,827

			$132,871,270

Total Senior Floating-Rate Interests (identified cost $7,291,831,733)			$7,310,926,203

Corporate Bonds & Notes — 4.5%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(3)
Calcipar SA
6.875%, 5/1/18(6)		1,000	$1,040,000

			$1,040,000

Cable and Satellite Television — 0.5%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(6)	EUR	7,500	$10,725,945
Nara Cable Funding, Ltd.
8.875%, 12/1/18(6)		4,995	5,269,725
8.875%, 12/1/18(6)		7,074	7,356,960
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(6)		4,000	3,910,000
5.625%, 4/15/23(6)	EUR	5,000	6,599,200

			$33,861,830

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		2,000	$2,055,000
6.625%, 4/15/20(6)		5,000	5,137,500

23

Security	Principal Amount* (000’s omitted)		Value
Ineos Finance PLC
7.25%, 2/15/19(6) (7)	EUR	3,000	$4,250,468
8.375%, 2/15/19(6)		3,800	4,184,750
7.50%, 5/1/20(6)		2,375	2,565,000
Polymer Group, Inc.
7.75%, 2/1/19		2,500	2,681,250
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(6)		12,350	12,319,125

			$33,193,093

Containers and Glass Products — 0.5%
Reynolds Group Holdings Inc.
5.75%, 10/15/20		20,375	$20,782,500
Smurfit Kappa Acquisitions
4.875%, 9/15/18(6)		1,850	1,854,625
4.125%, 1/30/20(6)	EUR	5,000	6,676,693
3.718%, 10/15/20(6) (7)	EUR	3,000	4,105,433

			$33,419,251

Diversified Financial Services — 0.2%
KION Finance SA
4.703%, 2/15/20(6) (7)	EUR	7,150	$9,654,681
6.75%, 2/15/20(6)	EUR	3,000	4,350,444

			$14,005,125

Diversified Manufacturing Operations — 0.2%
Matalan Finance PLC
8.875%, 4/29/16(6)	GBP	6,000	$9,355,690

			$9,355,690

Ecological Services and Equipment — 0.0%(3)
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(2) (6)		106	$89,730
Tervita Corp.
9.00%, 11/15/18(6)	CAD	2,000	2,025,119

			$2,114,849

Electronics/Electrical — 0.1%
Trionista Holdco GmbH
5.00%, 4/30/20(6)	EUR	3,000	$4,070,870

			$4,070,870

Entertainment — 0.2%
Vougeot Bidco PLC
5.468%, 7/15/20(6) (7)	EUR	6,875	$9,329,078
7.875%, 7/15/20(6)	GBP	3,500	5,484,107

			$14,813,185

Equipment Leasing — 0.0%(3)
International Lease Finance Corp.
6.75%, 9/1/16(6)		750	$828,750
7.125%, 9/1/18(6)		750	849,375

			$1,678,125

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(6)		2,500	$2,637,500
6.75%, 11/1/20(6)		2,575	2,700,531

			$5,338,031

24

Security	Principal Amount* (000’s omitted)		Value
Food Products — 0.2%
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(6)		10,000	$9,625,000
Picard Groupe SA
4.477%, 8/1/19(6) (7) (8)	EUR	4,000	5,414,524

			$15,039,524

Health Care — 0.6%
Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$18,635,062
HCA, Inc.
4.75%, 5/1/23		4,650	4,498,875
inVentiv Health, Inc.
9.00%, 1/15/18(6)		6,275	6,510,313
Tenet Healthcare Corp.
4.375%, 10/1/21(6)		6,225	5,734,781

			$35,379,031

Home Furnishings — 0.1%
Libbey Glass, Inc.
6.875%, 5/15/20		2,025	$2,176,875
Sanitec Corp.
4.953%, 5/15/18(6) (7)	EUR	1,775	2,361,607

			$4,538,482

Industrial Equipment — 0.0%(3)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(2) (10)		224	$164,124

			$164,124

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(6)		3,000	$3,206,250
Towergate Finance PLC
6.009%, 2/15/18(6) (7)	GBP	4,375	6,656,801

			$9,863,051

Leisure Goods/Activities/Movies — 0.1%
NAI Entertainment Holdings, LLC
8.25%, 12/15/17(6)		2,000	$2,182,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(6) (8)		2,000	2,000,000
National CineMedia, LLC
6.00%, 4/15/22		4,200	4,410,000

			$8,592,000

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		5,550	$5,185,781
Caesars Operating Escrow, LLC/Caesars Escrow Corp.
9.00%, 2/15/20(6)		2,500	2,350,000
9.00%, 2/15/20(6)		6,350	6,016,625

			$13,552,406

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		1,709	$1,713,273
Univision Communications, Inc.
6.75%, 9/15/22(6)		3,400	3,672,000

			$5,385,273

25

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,135,000
Virgin Media Secure Finance PLC
5.375%, 4/15/21(6)		5,050	5,138,375
6.00%, 4/15/21(6)	GBP	5,175	8,113,211
Wind Acquisition Finance SA
5.476%, 4/30/19(6) (7)	EUR	4,825	6,454,242
6.50%, 4/30/20(6)		3,150	3,228,750

			$25,069,578

Utilities — 0.3%
Calpine Corp.
7.50%, 2/15/21(6)		8,123	$8,732,225
7.875%, 1/15/23(6)		7,087	7,724,830

			$16,457,055

Total Corporate Bonds & Notes (identified cost $281,521,798)			$286,930,573

Asset-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)		Value
Apidos CDO, Series 2013-14A, Class C1, 3.118%, 4/15/25(6) (7)		$2,400	$2,325,934
Apidos CDO, Series 2013-14A, Class D, 3.768%, 4/15/25(6) (7)		3,000	2,826,738
Apidos CDO, Series 2013-14A, Class E, 4.668%, 4/15/25(6) (7)		1,500	1,298,889
Avery Point CLO, Ltd., Series 2013-2A, Class C, 3.063%, 7/17/25(6) (7)		2,000	1,915,576
Avery Point CLO, Ltd., Series 2013-2A, Class D, 3.763%, 7/17/25(6) (7)		1,670	1,555,188
Avery Point CLO, Ltd., Series 2013-2A, Class E, 4.563%, 7/17/25(6) (7)		1,670	1,458,322
Babson Ltd., Series 2013-IA, Class C, 2.912%, 4/20/25(6) (7)		3,150	3,050,964
Babson Ltd., Series 2013-IA, Class D, 3.712%, 4/20/25(6) (7)		2,475	2,362,088
Babson Ltd., Series 2013-IA, Class E, 4.612%, 4/20/25(6) (7)		1,500	1,354,971
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.92%, 7/15/25(6) (7)		2,000	2,018,282
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.67%, 7/15/25(6) (7)		2,000	1,943,440
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.87%, 7/15/25(6) (7)		1,600	1,458,470
Oak Hill Credit Partners, Series 2013-8A, Class C, 2.975%, 4/20/25(6) (7)		2,625	2,522,678
Oak Hill Credit Partners, Series 2013-8A, Class D, 3.775%, 4/20/25(6) (7)		2,900	2,769,961
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.022%, 7/17/25(6) (7)		1,500	1,453,380
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/25(6) (7)		1,500	1,423,641
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.772%, 7/17/25(6) (7)		1,800	1,628,429

Total Asset-Backed Securities (identified cost $34,323,779)			$33,366,951

Common Stocks — 0.5%

Security	Shares		Value
Automotive — 0.0%(3)
Dayco Products, LLC(9) (10)		48,926	$1,859,188

			$1,859,188

Building and Development — 0.0%(3)
United Subcontractors, Inc.(2) (9) (10)		1,737	$79,409

			$79,409

26

Security	Shares	Value
Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc.(2) (9) (11)	1,242	$94,715

		$94,715

Food Service — 0.0%(3)
Buffets Restaurants Holdings, Inc.(2) (9) (10)	105,043	$682,779

		$682,779

Home Furnishings — 0.0%(3)
Sanitec Europe Oy B Units(2) (9) (10)	157,585	$1,222,220
Sanitec Europe Oy E Units(2) (9) (10)	154,721	0

		$1,222,220

Investment Services — 0.0%
Safelite Realty Corp.(2) (9) (11)	20,048	$0

		$0

Leisure Goods/Activities/Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(9) (10)	158,338	$8,669,005

		$8,669,005

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(2) (9) (10)	167,709	$1,970,577
Tropicana Entertainment, Inc.(2) (9) (10)	40,751	636,735

		$2,607,312

Publishing — 0.2%
ION Media Networks, Inc.(2) (10)	13,247	$8,395,949
MediaNews Group, Inc.(2) (9) (10)	66,239	1,389,692

		$9,785,641

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(2) (9) (10)	466	$3,355,200

		$3,355,200

Total Common Stocks (identified cost $13,135,872)		$28,355,469

Preferred Stocks — 0.0%(3)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc., Series A(2) (9) (11)	284	$17,852

Total Preferred Stocks (identified cost $4,970)		$17,852

Warrants — 0.0%(3)

Security	Shares	Value
Radio and Television — 0.0%(3)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(2) (9) (10)	5	$36,000

Total Warrants (identified cost $8,593)		$36,000

27

Short-Term Investments — 0.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(12)	$48,446	$48,445,554

Total Short-Term Investments (identified cost $48,445,554)		$48,445,554

Total Investments — 122.1% (identified cost $7,669,272,299)		$7,708,078,602

Less Unfunded Loan Commitments — (0.2)%		$(13,505,556)

Net Investments — 121.9% (identified cost $7,655,766,743)		$7,694,573,046

Other Assets, Less Liabilities — (21.9)%		$(1,381,871,673)

Net Assets — 100.0%		$6,312,701,373

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	-	Canadian Dollar

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Amount is less than 0.05%.

(4)	This Senior Loan will settle after July 31, 2013, at which time the interest rate will be determined.

(5)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $255,859,784 or 4.1% of the Portfolio’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(8)	When-issued security.

(9)	Non-income producing security.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Restricted security.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $54,347.

28

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/30/13	British Pound Sterling 7,922,560	United States Dollar 11,974,870	Goldman Sachs International	$(74,901)
8/30/13	British Pound Sterling 39,604,783	United States Dollar 59,821,837	Goldman Sachs International	(414,824)
8/30/13	Canadian Dollar 20,298,641	United States Dollar 19,679,523	Citibank NA	(69,852)
8/30/13	Euro 13,445,000	United States Dollar 17,564,884	Citibank NA	(323,316)
8/30/13	Euro 49,971,063	United States Dollar 64,663,555	Citibank NA	(1,821,560)
8/30/13	Euro 5,795,875	United States Dollar 7,698,545	Goldman Sachs International	(12,706)
8/30/13	Euro 2,096,575	United States Dollar 2,765,148	Goldman Sachs International	(24,287)
8/30/13	Euro 1,321,700	United States Dollar 1,737,270	JPMorgan Chase Bank	(21,215)
9/30/13	British Pound Sterling 36,337,876	United States Dollar 55,675,077	Citibank NA	417,585
9/30/13	British Pound Sterling 3,967,500	United States Dollar 6,088,764	Goldman Sachs International	55,552
9/30/13	British Pound Sterling 3,940,000	United States Dollar 5,968,824	Goldman Sachs International	(22,570)
9/30/13	Euro 98,160,456	United States Dollar 127,703,808	HSBC Bank USA	(2,910,472)
10/31/13	British Pound Sterling 42,027,004	United States Dollar 64,413,318	HSBC Bank USA	516,071
10/31/13	Euro 91,391,427	United States Dollar 121,107,349	Deutsche Bank	(514,460)

				$(5,220,955)

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$989,208	$(6,210,163)

		$989,208	$(6,210,163)

29

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,656,014,617

Gross unrealized appreciation	$66,938,628
Gross unrealized depreciation	(28,380,199)

Net unrealized appreciation	$38,558,429

Restricted Securities

At July 31, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$94,715
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	0

Total Common Stocks			$0	$94,715

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$17,852

Total Restricted Securities			$4,970	$112,567

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

30

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$7,284,276,232	$13,144,415	$7,297,420,647
Corporate Bonds & Notes	—	286,676,719	253,854	286,930,573
Asset-Backed Securities	—	33,366,951	—	33,366,951
Common Stocks	—	10,528,193	17,827,276	28,355,469
Preferred Stocks	—	—	17,852	17,852
Warrants	—	—	36,000	36,000
Short-Term Investments	—	48,445,554	—	48,445,554
Total Investments	$—	$7,663,293,649	$31,279,397	$7,694,573,046
Forward Foreign Currency Exchange Contracts	$—	$989,208	$—	$989,208
Total	$—	$7,664,282,857	$31,279,397	$7,695,562,254

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(6,210,163)	$—	$(6,210,163)
Total	$—	$(6,210,163)	$—	$(6,210,163)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented.

At July 31, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

31

Eaton Vance

Global Dividend Income Fund

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 85.8%

Security	Shares	Value
Aerospace & Defense — 2.8%
Boeing Co. (The)	17,000	$1,786,700
United Technologies Corp.	95,090	10,038,651

		$11,825,351

Automobiles — 2.2%
Honda Motor Co., Ltd.	112,550	$4,168,970
Toyota Motor Corp.	80,970	4,927,077

		$9,096,047

Beverages — 1.4%
Anheuser-Busch InBev NV	62,440	$6,004,312

		$6,004,312

Capital Markets — 1.4%
Credit Suisse Group AG(1)	198,798	$5,839,448

		$5,839,448

Chemicals — 4.4%
BASF SE	30,600	$2,712,030
CF Industries Holdings, Inc.	8,000	1,568,080
E.I. du Pont de Nemours & Co.	12,118	699,088
LyondellBasell Industries N.V., Class A	83,440	5,733,162
PPG Industries, Inc.	48,500	7,781,340

		$18,493,700

Commercial Banks — 10.0%
Barclays PLC	873,340	$3,815,608
BNP Paribas	106,730	6,920,079
Mitsubishi UFJ Financial Group, Inc.	703,510	4,363,877
Mizuho Financial Group, Inc.	2,178,520	4,530,930
Natixis	950,960	4,859,355
PNC Financial Services Group, Inc. (The)	117,290	8,919,904
Wells Fargo & Co.	189,770	8,254,995

		$41,664,748

Communications Equipment — 0.9%
Cisco Systems, Inc.	145,540	$3,718,547

		$3,718,547

Construction & Engineering — 0.9%
Vinci SA	67,910	$3,673,310

		$3,673,310

Consumer Finance — 1.4%
Discover Financial Services	116,430	$5,764,449

		$5,764,449

Diversified Financial Services — 4.3%
Bank of America Corp.	140,000	$2,044,000
Citigroup, Inc.	114,490	5,969,509
JPMorgan Chase & Co.	174,800	9,741,604

		$17,755,113

1

Security	Shares	Value
Diversified Telecommunication Services — 2.8%
Bezeq Israeli Telecommunication Corp., Ltd.	1,164,440	$1,880,952
Deutsche Telekom AG	237,600	2,889,210
Nippon Telegraph & Telephone Corp.	52,000	2,623,424
Telenor ASA	198,530	4,396,782

		$11,790,368

Electric Utilities — 1.5%
Edison International	72,770	$3,627,584
SSE PLC	110,180	2,637,659

		$6,265,243

Electrical Equipment — 0.6%
Emerson Electric Co.	38,810	$2,381,770

		$2,381,770

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	269,950	$4,100,541

		$4,100,541

Energy Equipment & Services — 1.3%
Schlumberger, Ltd.	65,549	$5,331,100

		$5,331,100

Food Products — 4.0%
Kraft Foods Group, Inc.	73,003	$4,130,510
Mondelez International, Inc., Class A	208,350	6,515,104
Nestle SA	35,390	2,395,287
Orkla ASA	485,180	3,747,071

		$16,787,972

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	75,680	$2,772,159
Covidien PLC	108,670	6,697,332

		$9,469,491

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	40,160	$3,938,893

		$3,938,893

Household Products — 1.3%
Svenska Cellulosa AB, Class B	202,971	$5,369,133

		$5,369,133

Insurance — 2.6%
Aflac, Inc.	58,210	$3,590,393
AXA SA	213,250	4,700,332
MetLife, Inc.	55,000	2,663,100

		$10,953,825

IT Services — 3.9%
Accenture PLC, Class A	125,170	$9,238,798
International Business Machines Corp.	36,381	7,095,750

		$16,334,548

Machinery — 1.1%
Deere & Co.	53,360	$4,432,615

		$4,432,615

Media — 2.0%
Comcast Corp., Class A	106,730	$4,811,388
WPP PLC	196,700	3,551,240

		$8,362,628

2

Security	Shares	Value
Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	110,974	$3,138,345

		$3,138,345

Multi-Utilities — 2.3%
National Grid PLC	655,000	$7,828,120
Sempra Energy	22,320	1,955,902

		$9,784,022

Oil, Gas & Consumable Fuels — 6.7%
ENI SpA	320,210	$7,072,517
Exxon Mobil Corp.	36,399	3,412,406
Occidental Petroleum Corp.	82,470	7,343,954
Phillips 66	94,120	5,788,380
Total SA	77,630	4,136,779

		$27,754,036

Pharmaceuticals — 7.6%
AstraZeneca PLC	58,210	$2,952,745
Merck & Co., Inc.	90,000	4,335,300
Pfizer, Inc.	155,250	4,537,958
Roche Holding AG PC	33,470	8,236,598
Sanofi	93,150	9,751,287
Takeda Pharmaceutical Co., Ltd.	44,710	1,993,803

		$31,807,691

Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc.	16,490	$2,231,757

		$2,231,757

Road & Rail — 0.9%
Union Pacific Corp.	23,290	$3,693,561

		$3,693,561

Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.	35,969	$1,775,430

		$1,775,430

Software — 2.7%
Microsoft Corp.	213,480	$6,795,068
Oracle Corp.	142,640	4,614,404

		$11,409,472

Specialty Retail — 4.5%
Home Depot, Inc. (The)	75,680	$5,980,991
Industria de Diseno Textil SA	39,220	5,235,266
Kingfisher PLC	485,180	2,935,333
TJX Companies, Inc. (The)	91,634	4,768,633

		$18,920,223

Textiles, Apparel & Luxury Goods — 1.8%
Adidas AG	67,310	$7,502,704

		$7,502,704

Tobacco — 2.2%
British American Tobacco PLC	58,210	$3,105,316
Japan Tobacco, Inc.	82,470	2,879,096
Swedish Match AB	88,005	3,291,505

		$9,275,917

Trading Companies & Distributors — 0.4%
Mitsui & Co., Ltd.	125,120	$1,675,937

		$1,675,937

Total Common Stocks (identified cost $291,690,501)		$358,322,247

3

Preferred Stocks — 10.8%

Security	Shares	Value
Banks — 0.3%
Lloyds Banking Group PLC, 6.657% to 5/21/37(2)(3)	1,295	$1,195,213

		$1,195,213

Capital Markets — 0.6%
Affiliated Managers Group, Inc., 6.375%	19,605	$490,370
Bank of New York Mellon Corp. (The), 5.20%	13,069	291,439
Charles Schwab Corp. (The), Series A, 7.00% to 2/1/22(3)	600	699,000
Goldman Sachs Group, Inc. (The), Series I, 5.95%	26,500	641,300
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	11,750	278,710
State Street Corp., Series C, 5.25%	3,259	77,629

		$2,478,448

Commercial Banks — 4.2%
Barclays Bank PLC, 7.625%	460	$465,670
Citigroup, Inc., Series B, 5.90% to 2/15/23(3)	845	850,371
CoBank ACB, Series F, 6.25% to 10/1/22(2)(3)	8,600	887,682
Deutsche Bank Contingent Capital Trust III, 7.60%	20,000	533,200
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(2)(3)	1,300	130,325
Farm Credit Bank of Texas, Series 1, 10.00%	780	937,706
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(3)	460	440,759
First Republic Bank, Series B, 6.20%	3,000	75,187
First Tennessee Bank, 3.75%(2)(6)	280	211,225
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(2)(3)	1,000	1,451,263
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(3)	700	793,504
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	145	137,245
KeyCorp, Series A, 7.75%	11,900	1,529,150
Morgan Stanley Capital Trust III, 6.25%	39,000	975,780
Regions Financial Corp., Series A, 6.375%	44,500	1,096,035
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(3)	357	351,897
Royal Bank of Scotland Group PLC, Series T, 7.25%	30,500	688,080
Standard Chartered PLC, 7.014% to 7/30/37(2)(3)	11.07	1,132,651
SunTrust Banks, Inc., Series E, 5.875%	38,700	913,417
Texas Capital Bancshares, Inc., 6.50%	20,005	487,952
Texas Capital Bancshares, Inc., Series A, 6.50%	17,500	430,325
Webster Financial Corp., Series E, 6.40%	19,935	495,614
Wells Fargo & Co., Series L, 7.50%	1,620	1,884,060
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	16,090	405,267

		$17,304,365

Consumer Finance — 0.6%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(3)	15,251	$396,717
Capital One Financial Corp., Series B, 6.00%	37,300	904,152
Discover Financial Services, Series B, 6.50%	49,500	1,239,554

		$2,540,423

Diversified Financial Services — 1.2%
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	915	$836,269
General Electric Capital Corp., Series A, 7.125% to 6/15/22(3)	14.15	1,607,421
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	2.10	220,983
KKR Financial Holdings, LLC, Series A, 7.375%	38,000	956,175
RBS Capital Funding Trust VII, Series G, 6.08%	11,810	234,310
UBS AG, 7.625%	1,000	1,149,943

		$5,005,101

Electric Utilities — 1.2%
Electricite de France SA, 5.25% to 1/29/23(2)(3)	885	$848,091
Entergy Arkansas, Inc., 4.90%	41,830	858,414
Entergy Louisiana, LLC, 6.95%	5,500	558,422

4

Security	Shares	Value
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	7,500	$175,547
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	14,785	315,105
Southern California Edison Co., Series D, 6.50%	8,700	920,025
Southern California Edison Co., Series E, 6.25% to 2/1/22(3)	500	552,979
Virginia Electric and Power Co., 6.12%	8	818,068

		$5,046,651

Food Products — 0.1%
Dairy Farmers of America, 7.875%(2)	4,700	$504,369
Ocean Spray Cranberries, Inc., 6.25%(2)	540	48,853

		$553,222

Insurance — 0.5%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	23,664	$608,165
Endurance Specialty Holdings, Ltd., Series A, 7.75%	16,000	423,200
Prudential PLC, 6.50%	970	983,930

		$2,015,295

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	36,888	$898,647

		$898,647

Multi-Utilities — 0.2%
DTE Energy Co., Series C, 5.25%	41,400	$966,276

		$966,276

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(3)	29,220	$770,868

		$770,868

Real Estate Investment Trusts (REITs) — 1.2%
Boston Properties, Inc., Series B, 5.25%	22,181	$540,107
CapLease, Inc., Series A, 8.125%	22,509	565,426
Cedar Realty Trust, Inc., Series B, 7.25%	13,000	326,300
Chesapeake Lodging Trust, Series A, 7.75%	23,400	594,126
DDR Corp., Series J, 6.50%	25,300	606,947
DDR Corp., Series K, 6.25%(1)	6,500	155,708
Digital Realty Trust, Inc., Series G, 5.875%(1)	22,000	475,200
Sunstone Hotel Investors, Inc., Series D, 8.00%	24,800	647,126
Taubman Centers, Inc., Series K, 6.25%	21,600	511,920
Vornado Realty Trust, Series K, 5.70%	21,500	492,780

		$4,915,640

Telecommunications — 0.1%
Centaur Funding Corp., 9.08%(2)	410	$503,147

		$503,147

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	37,000	$896,695

		$896,695

Total Preferred Stocks (identified cost $45,086,654)		$45,089,991

Corporate Bonds & Notes — 2.9%

Security	Principal Amount (000’s omitted)	Value
Chemicals — 0.0%(4)
Sinochem Group, 5.00% to 11/2/18, 12/29/49(2)(3)	$120	$111,000

		$111,000

5

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 0.6%
American Express Co., 6.80% to 9/1/16, 9/1/66(3)	$550	$589,188
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(2)(3)	500	416,250
Citigroup Capital III, 7.625%, 12/1/36	275	327,495
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(3)(5)	400	401,500
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(2)(3)	660	822,525
Regions Bank, 6.45%, 6/26/37	20	21,047

		$2,578,005

Diversified Financial Services — 0.2%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(2)(3)	$1,000	$890,000

		$890,000

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(2)(3)	$875	$856,258

		$856,258

Electric Utilities — 0.3%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(3)	$1,250	$1,301,047

		$1,301,047

Industrial Conglomerates — 0.2%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(2)(3)	$500	$530,000

		$530,000

Insurance — 1.0%
MetLife Capital Trust IV, 7.875%, 12/15/67(2)	$47	$55,695
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(3)(5)	350	533,750
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(2)(3)	590	595,163
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(2)(3)	550	592,136
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/29/49(2)(3)	855	899,887
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(3)	1,545	1,525,687

		$4,202,318

Pipelines — 0.4%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(2)(3)	$550	$528,000
Energy Transfer Partners, LP, 3.29%, 11/1/66(2)(6)	639	579,893
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(3)	510	539,750

		$1,647,643

Total Corporate Bonds & Notes (identified cost $11,679,355)		$12,116,271

Total Investments — 99.5% (identified cost $348,456,510)		$415,528,509

Other Assets, Less Liabilities — 0.5%		$2,136,320

Net Assets — 100.0%		$417,664,829

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

6

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $13,789,626 or 3.3% of the Fund’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Amount is less than 0.05%.

(5)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	57.6%	$239,151,412
France	8.4	34,863,667
United Kingdom	6.8	28,709,314
Japan	6.5	27,163,114
Switzerland	4.2	17,371,220
Germany	3.2	13,103,944
Sweden	2.1	8,660,638
Norway	2.0	8,143,853
Italy	1.7	7,072,517
Ireland	1.6	6,697,332
Netherlands	1.6	6,589,420
Belgium	1.4	6,004,312
Spain	1.3	5,235,266
Cayman Islands	0.6	2,558,834
Israel	0.5	1,880,952
Australia	0.3	1,187,299
Bermuda	0.1	608,165
Brazil	0.1	416,250
China	0.0	111,000

Total Investments	100.0%	$415,528,509

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
8/30/13	Euro 5,534,174	United States Dollar 7,337,927	Citibank NA	$(25,138)
8/30/13	Euro 5,534,174	United States Dollar 7,340,158	Standard Chartered Bank	(22,908)
8/30/13	Euro 5,534,174	United States Dollar 7,340,728	State Street Bank and Trust Co.	(22,337)
8/30/13	Japanese Yen 876,645,000	United States Dollar 8,953,964	Standard Chartered Bank	(904)

				$(71,287)

7

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Depreciation
8/30/13	British Pound Sterling 1,520,582	United States Dollar 2,332,944	Citibank NA	$(20,224)
8/30/13	British Pound Sterling 1,520,582	United States Dollar 2,332,656	Standard Chartered Bank	(19,936)
8/30/13	British Pound Sterling 1,520,582	United States Dollar 2,332,816	State Street Bank and Trust Co.	(20,096)

				$(60,256)

At July 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts as a substitute for the purchase of securities or currencies.

At July 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $131,543.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$349,454,982

Gross unrealized appreciation	$69,717,288
Gross unrealized depreciation	(3,643,761)

Net unrealized appreciation	$66,073,527

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$19,499,905	$28,320,590	$—	$47,820,495
Consumer Staples	10,645,614	26,791,720	—	37,437,334
Energy	21,875,840	11,209,296	—	33,085,136
Financials	49,179,711	35,029,629	—	84,209,340
Health Care	18,342,749	22,934,433	—	41,277,182
Industrials	22,333,297	5,349,247	—	27,682,544
Information Technology	37,338,538	—	—	37,338,538
Materials	18,920,015	2,712,030	—	21,632,045
Telecommunication Services	—	11,790,368	—	11,790,368
Utilities	5,583,486	10,465,779	—	16,049,265
Total Common Stocks	$203,719,155	$154,603,092 *	$—	$358,322,247
Preferred Stocks
Consumer Staples	$—	$553,222	$—	$553,222
Energy	—	770,868	—	770,868
Financials	14,708,341	21,642,839	—	36,351,180
Industrials	—	898,647	—	898,647
Telecommunication Services	—	503,147	—	503,147
Utilities	966,276	5,046,651	—	6,012,927
Total Preferred Stocks	$15,674,617	$29,415,374	$—	$45,089,991
Corporate Bonds & Notes	$—	$12,116,271	$—	$12,116,271
Total Investments	$219,393,772	$196,134,737	$—	$415,528,509

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(131,543)	$—	$(131,543)
Total	$—	$(131,543)	$—	$(131,543)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Global Macro Absolute Return Advantage Fund

July 31, 2013 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $1,267,752,113 and the Fund owned 73.1% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

July 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 37.4%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.3%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	4,376	$5,959,874

Total Albania			$5,959,874

Angola — 0.2%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	2,700	$2,892,375

Total Angola			$2,892,375

Australia — 2.1%
Australia Government Bond, 1.25%, 2/21/22(1)(2)	AUD	11,657	$10,713,124
Australia Government Bond, 5.75%, 7/15/22	AUD	25,540	26,597,703

Total Australia			$37,310,827

Bahrain — 1.0%
Kingdom of Bahrain, 6.125%, 8/1/23(3)	USD	16,691	$16,852,958

Total Bahrain			$16,852,958

Bermuda — 1.3%
Government of Bermuda, 4.854%, 2/6/24(3)	USD	22,845	$22,985,897

Total Bermuda			$22,985,897

Brazil — 0.5%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/14	BRL	21,020	$8,883,757

Total Brazil			$8,883,757

Cyprus — 0.2%
Republic of Cyprus, 3.75%, 11/1/15(1)(3)	EUR	1,290	$1,257,081
Republic of Cyprus, 4.625%, 2/3/20(1)(3)	EUR	2,225	1,901,818

Total Cyprus			$3,158,899

Georgia — 0.5%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	4,400	$2,694,969
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	1,507	924,939
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	3,710	2,280,206
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	2,030	1,244,555
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	1,900	1,213,772
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	1,500	970,694

Total Georgia			$9,329,135

Ghana — 0.5%
Ghana Government Bond, 14.25%, 7/25/16	GHS	1,612	$678,150
Ghana Government Bond, 16.73%, 1/11/16	GHS	3,733	1,694,543
Ghana Government Bond, 16.90%, 3/7/16	GHS	7,583	3,445,037
Ghana Government Bond, 21.00%, 10/26/15	GHS	3,941	1,955,600
Ghana Government Bond, 23.00%, 8/21/17	GHS	1,460	769,308
Ghana Government Bond, 26.00%, 6/5/17	GHS	1,433	806,545

Total Ghana			$9,349,183

Guatemala — 0.4%
Republic of Guatemala, 4.875%, 2/13/28(3)	USD	7,750	$7,265,625

Total Guatemala			$7,265,625

1

Security	Principal Amount (000’s omitted)		Value
Hungary — 1.1%
National Bank of Hungary, 8.875%, 11/1/13	USD	3,820	$3,874,852
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	6,304	8,425,942
Republic of Hungary, 4.375%, 7/4/17	EUR	4,209	5,650,677
Republic of Hungary, 5.50%, 5/6/14	GBP	1,181	1,825,163

Total Hungary			$19,776,634

Jamaica — 0.4%
Jamaica Government International Bond, 8.00%, 6/24/19	USD	4,355	$4,311,450
Jamaica Government International Bond, 10.625%, 6/20/17	USD	2,940	3,238,410

Total Jamaica			$7,549,860

Jordan — 0.7%
Jordan Government Bond, 6.648%, 5/22/14	JOD	2,900	$4,146,210
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	4,223,418
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,471,840
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,485,877

Total Jordan			$11,327,345

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	$940,033

Total Kenya			$940,033

Lebanon — 0.3%
Lebanon Treasury Note, 5.94%, 1/9/14	LBP	2,436,130	$1,619,601
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	2,540,690	1,734,373
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	1,076,940	736,104
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	1,843,090	1,261,155

Total Lebanon			$5,351,233

Mexico — 2.7%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240	$18,814,179
Mexican Bonos, 8.00%, 12/19/13	MXN	220,530	17,546,783
Mexican Bonos, 9.50%, 12/18/14	MXN	132,350	11,109,214

Total Mexico			$47,470,176

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(3)	USD	1,420	$1,306,400

Total Mongolia			$1,306,400

New Zealand — 1.6%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	14,167	$11,059,540
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220	7,822,782
New Zealand Government Bond, 6.00%, 12/15/17	NZD	9,220	8,093,410

Total New Zealand			$26,975,732

Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(3)	USD	2,906	$2,717,110

Total Paraguay			$2,717,110

Philippines — 0.8%
Republic of the Philippines, 6.25%, 1/27/14	PHP	96,610	$2,276,644
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	10,849,868

Total Philippines			$13,126,512

Romania — 5.5%
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	1,607	$2,255,027
Romania Government Bond, 5.75%, 1/27/16	RON	118,240	36,648,629
Romania Government Bond, 5.80%, 10/26/15	RON	84,200	26,110,067
Romania Government Bond, 5.85%, 7/28/14	RON	31,960	9,775,377
Romania Government Bond, 5.90%, 7/26/17	RON	30,660	9,650,252
Romania Government Bond, 6.00%, 4/30/15	RON	17,280	5,346,690
Romania Government Bond, 6.00%, 4/30/16	RON	17,790	5,553,640
Romania Government Bond, 11.00%, 3/5/14	RON	2,980	932,938

Total Romania			$96,272,620

2

Security	Principal Amount (000’s omitted)		Value
Rwanda — 0.6%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,550	$1,387,250
Republic of Rwanda, 6.625%, 5/2/23(3)	USD	9,136	8,176,720

Total Rwanda			$9,563,970

Serbia — 4.1%
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	1,335,090	$15,269,315
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	785,000	8,942,105
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	206,500	2,330,676
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900	1,179,113
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200	3,498,805
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	990,000	10,915,054
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120	1,167,735
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	2,605,481
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,599,484
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	3,446,663
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,039,950	11,771,025
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	7,778,702

Total Serbia			$70,504,158

Slovenia — 3.1%
Republic of Slovenia, 4.125%, 1/26/20	EUR	6,529	$7,884,150
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	15,355	18,416,840
Republic of Slovenia, 5.85%, 5/10/23(3)	USD	29,436	27,976,563

Total Slovenia			$54,277,553

Sri Lanka — 3.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	14,210	$13,783,700
Republic of Sri Lanka, 5.875%, 7/25/22(3)	USD	2,755	2,672,350
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	1,113	1,126,912
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	2,660	2,693,250
Republic of Sri Lanka, 6.25%, 7/27/21(3)	USD	630	636,300
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	3,300	3,333,000
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	706,140	4,600,504
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	323,700	2,145,263
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	284,880	1,970,816
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	1,475,530	10,143,650
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	2,772,110	18,887,588
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	67,940	450,125

Total Sri Lanka			$62,443,458

Turkey — 4.5%
Turkey Government Bond, 0.00%, 9/11/13	TRY	2,197	$1,127,413
Turkey Government Bond, 0.00%, 4/9/14	TRY	17,538	8,552,475
Turkey Government Bond, 2.00%, 10/26/22	TRY	2,127	1,015,341
Turkey Government Bond, 3.00%, 1/6/21	TRY	66,306	34,301,280
Turkey Government Bond, 3.00%, 7/21/21	TRY	32,865	16,697,531
Turkey Government Bond, 3.00%, 2/23/22	TRY	15,924	8,184,420
Turkey Government Bond, 4.00%, 4/1/20	TRY	15,129	8,318,609

Total Turkey			$78,197,069

Uruguay — 1.0%
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(2)	UYU	75,799	$3,509,646
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(2)	UYU	99,999	4,716,364
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(2)	UYU	85,758	4,174,285
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(2)	UYU	86,888	4,324,365

Total Uruguay			$16,724,660

Total Foreign Government Bonds (identified cost $653,691,342)			$648,513,053

3

Collateralized Mortgage Obligations — 1.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$9,786,896	$1,711,704
Series 2770, (Interest Only), Class SH, 6.909%, 3/15/34(4)(5)	5,693,908	1,014,167
Series 2877, (Interest Only), Class WS, 6.409%, 10/15/34(4)(5)	6,596,498	271,272
Series 3572, (Interest Only), Class JS, 6.609%, 9/15/39(4)(5)	10,852,510	1,694,648
Series 3586, (Interest Only), Class GS, 6.059%, 10/15/39(4)(5)(6)	12,491,126	1,718,330
Series 3871, (Interest Only), Class MS, 7.009%, 6/15/41(4)(5)	7,131,456	1,337,822

		$7,747,943

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.31%, 10/25/35(4)(5)(6)	$17,360,665	$2,905,282
Series 2006-56, (Interest Only), Class CS, 7.02%, 7/25/36(4)(5)	8,054,485	1,325,357
Series 2006-72, (Interest Only), Class GI, 6.39%, 8/25/36(4)(5)(6)	28,307,623	4,374,979
Series 2006-96, (Interest Only), Class SM, 7.06%, 10/25/36(4)(5)(6)	18,207,763	3,322,683
Series 2007-36, (Interest Only), Class SG, 6.41%, 4/25/37(4)(5)	12,604,080	2,073,500
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)(6)	17,966,217	3,395,307
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(4)	9,096,052	798,698
Series 2010-109, (Interest Only), Class PS, 6.41%, 10/25/40(4)(5)	16,043,038	2,404,729
Series 2010-147, (Interest Only), Class KS, 5.76%, 1/25/41(4)(5)	12,572,481	1,903,458

		$22,503,993

Total Collateralized Mortgage Obligations (identified cost $29,698,804)		$30,251,936

Mortgage Pass-Throughs — 0.3%

Security	Principal Amount	Value
Federal National Mortgage Association:
6.00%, with various maturities to 2038(6)	$4,812,248	$5,232,193

Total Mortgage Pass-Throughs (identified cost $5,429,571)		$5,232,193

U.S. Treasury Obligations — 11.8%

Security	Principal Amount	Value
U.S. Treasury Note, 4.25%, 8/15/13	$103,000,000	$103,166,963
U.S. Treasury Note, 4.25%, 11/15/13(6)	100,000,000	101,212,900

Total U.S. Treasury Obligations (identified cost $204,348,160)		$204,379,863

Common Stocks — 1.7%

Security	Shares	Value
France — 0.3%
Sanofi	20,630	$2,159,625
Total SA	42,715	2,276,214

Total France		$4,435,839

Germany — 1.1%
Deutsche EuroShop AG	151,574	$6,390,147
Deutsche Wohnen AG	358,473	6,318,416
GSW Immobilien AG	148,898	6,038,678

Total Germany		$18,747,241

4

Security	Shares	Value
Luxembourg — 0.3%
GAGFAH SA(7)	504,391	$5,817,375

Total Luxembourg		$5,817,375

Total Common Stocks (identified cost $26,109,154)		$29,000,455

Precious Metals — 1.4%

Description	Troy Ounces	Value
Platinum(7)	17,693	$25,424,881

Total Precious Metals (identified cost $31,063,099)		$25,424,881

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Bank of America	COP	2,642,040	COP	1,845.00	6/12/14	$13,040
Colombian Peso	Citibank NA	COP	25,036,131	COP	1,757.00	2/18/14	30,933
Colombian Peso	Citibank NA	COP	24,594,379	COP	1,757.00	2/18/14	30,387
Colombian Peso	Citibank NA	COP	23,837,724	COP	1,757.00	2/18/14	29,452
Colombian Peso	Citibank NA	COP	15,432,000	COP	1,757.00	2/18/14	19,067
Colombian Peso	Citibank NA	COP	9,883,105	COP	1,757.00	2/18/14	12,211
Colombian Peso	Citibank NA	COP	31,669,425	COP	1,845.00	6/12/14	156,304
Colombian Peso	JPMorgan Chase Bank	COP	8,918,100	COP	1,757.00	2/18/14	11,018
Colombian Peso	JPMorgan Chase Bank	COP	8,041,196	COP	1,757.00	2/18/14	9,935
Colombian Peso	JPMorgan Chase Bank	COP	5,631,400	COP	1,757.00	2/18/14	6,958
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	896,000	INR	54.00	8/12/13	354
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	787,000	INR	54.00	8/12/13	311
Indian Rupee	Bank of America	INR	908,000	INR	54.00	8/12/13	358
Indian Rupee	Bank of America	INR	1,065,000	INR	55.00	8/16/13	2,189
Indian Rupee	Barclays Bank PLC	INR	896,000	INR	54.00	8/12/13	354
Indian Rupee	Deutsche Bank	INR	860,000	INR	54.00	8/12/13	339
Indian Rupee	Deutsche Bank	INR	1,239,921	INR	57.00	6/16/14	129,191
Indian Rupee	Goldman Sachs International	INR	570,000	INR	54.00	8/12/13	225
Indian Rupee	Goldman Sachs International	INR	678,000	INR	55.00	8/19/13	1,438
Indian Rupee	Goldman Sachs International	INR	1,174,748	INR	56.50	6/9/14	101,569
Indian Rupee	Goldman Sachs International	INR	1,217,229	INR	59.00	7/1/14	240,372
Indian Rupee	JPMorgan Chase Bank	INR	687,000	INR	54.00	8/12/13	271
Indian Rupee	JPMorgan Chase Bank	INR	610,000	INR	54.00	8/12/13	241
Indian Rupee	JPMorgan Chase Bank	INR	1,169,663	INR	56.50	6/9/14	101,129
Indian Rupee	JPMorgan Chase Bank	INR	1,099,074	INR	57.00	6/16/14	114,516
Indian Rupee	JPMorgan Chase Bank	INR	1,913,473	INR	58.00	6/19/14	275,606
Indian Rupee	JPMorgan Chase Bank	INR	1,159,291	INR	59.00	7/1/14	228,930

Total Currency Call Options Purchased (identified cost $5,651,630)							$1,516,698

5

Currency Put Options Purchased — 0.1%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	68,702	GBP	1.35	3/13/14	$345,834
British Pound Sterling	Citibank NA	GBP	50,625	GBP	1.40	3/13/14	488,033
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	32,707	GBP	1.35	3/13/14	164,641

Total Currency Put Options Purchased (identified cost $2,672,399)							$998,508

Interest Rate Swaptions — 0.0%(8)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$540,264

Total Interest Rate Swaptions (identified cost $1,495,200)				$540,264

Put Options Purchased — 0.0%(8)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Brent Crude Oil Future 9/2013	Not Applicable	421	USD	95.00	8/12/13	$16,840

Total Put Options Purchased (identified cost $2,980,680)						$16,840

Short-Term Investments — 56.8%

Foreign Government Securities — 23.7%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.0%(8)
Georgia Treasury Bill, 0.00%, 5/8/14	GEL	945	$549,282

Total Georgia			$549,282

Kenya — 1.0%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	571,700	$6,194,271
Kenya Treasury Bill, 0.00%, 4/21/14	KES	630,600	6,816,740
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	2,231,440
Kenya Treasury Bill, 0.00%, 6/16/14	KES	156,000	1,653,335

Total Kenya			$16,895,786

Lebanon — 1.7%
Lebanon Treasury Bill, 0.00%, 10/10/13	LBP	2,768,530	$1,816,748
Lebanon Treasury Bill, 0.00%, 11/7/13	LBP	934,840	611,164
Lebanon Treasury Bill, 0.00%, 11/21/13	LBP	2,475,910	1,615,626

6

Security	Principal Amount (000’s omitted)		Value
Lebanon Treasury Bill, 0.00%, 12/5/13	LBP	4,401,980	$2,867,066
Lebanon Treasury Bill, 0.00%, 12/19/13	LBP	2,073,810	1,348,158
Lebanon Treasury Bill, 0.00%, 1/2/14	LBP	5,310,150	3,445,554
Lebanon Treasury Bill, 0.00%, 1/16/14	LBP	10,886,990	7,046,521
Lebanon Treasury Bill, 0.00%, 1/30/14	LBP	750,360	484,723
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	3,053,890	1,950,191
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,827,860	1,794,954
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	1,946,400	1,232,734
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	3,748,100	2,364,157
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,482,360	2,821,519

Total Lebanon			$29,399,115

Malaysia — 4.4%
Bank Negara Monetary Note, 0.00%, 9/5/13	MYR	15,144	$4,655,429
Bank Negara Monetary Note, 0.00%, 9/17/13	MYR	13,800	4,238,181
Bank Negara Monetary Note, 0.00%, 10/22/13	MYR	11,908	3,646,969
Bank Negara Monetary Note, 0.00%, 10/29/13	MYR	131,958	40,391,333
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	21,026	6,429,678
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	52,197	15,952,541
Bank Negara Monetary Note, 0.00%, 12/10/13	MYR	2,800	854,300

Total Malaysia			$76,168,431

Mexico — 3.4%
Mexico Cetes, 0.00%, 3/6/14	MXN	183,265	$14,018,427
Mexico Cetes, 0.00%, 4/3/14	MXN	562,189	42,852,958
Mexico Cetes, 0.00%, 6/26/14	MXN	32,210	2,433,097

Total Mexico			$59,304,482

Nigeria — 4.8%
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	8,299,000	$51,122,822
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	2,996,280	18,216,595
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	476,600	2,785,977
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	1,921,727	10,704,842

Total Nigeria			$82,830,236

Philippines — 2.7%
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	343,030	$7,897,141
Philippine Treasury Bill, 0.00%, 8/22/13	PHP	37,760	868,938
Philippine Treasury Bill, 0.00%, 9/4/13	PHP	14,990	344,827
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	128,890	2,963,810
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	1,086,840	24,982,047
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	214,610	4,928,632
Philippine Treasury Bill, 0.00%, 1/2/14	PHP	228,390	5,239,881

Total Philippines			$47,225,276

Romania — 0.7%
Romania Treasury Bill, 0.00%, 1/15/14	RON	42,700	$12,614,489

Total Romania			$12,614,489

Serbia — 1.6%
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	928,600	$10,734,692
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	347,160	3,842,446
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	329,990	3,609,952
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	792,600	8,534,751

Total Serbia			$26,721,841

Singapore — 0.1%
Monetary Authority of Singapore Bill, 0.00%, 9/20/13	SGD	2,991	$2,352,895

Total Singapore			$2,352,895

Sri Lanka — 3.3%
Sri Lanka Treasury Bill, 0.00%, 10/11/13	LKR	165,030	$1,234,113
Sri Lanka Treasury Bill, 0.00%, 1/17/14	LKR	940,730	6,849,883
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	941,700	6,774,005

7

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	1,285,010	$9,133,724
Sri Lanka Treasury Bill, 0.00%, 4/18/14	LKR	835,000	5,923,065
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	71,690	507,501
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	557,490	3,930,632
Sri Lanka Treasury Bill, 0.00%, 7/4/14	LKR	822,750	5,707,395
Sri Lanka Treasury Bill, 0.00%, 7/11/14	LKR	2,400,000	16,612,837

Total Sri Lanka			$56,673,155

Zambia — 0.0%(8)
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	4,195	$678,097

Total Zambia			$678,097

Total Foreign Government Securities (identified cost $419,660,661)			$411,413,085

U.S. Treasury Obligations — 9.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/22/13		$45,700	$45,699,817
U.S. Treasury Bill, 0.00%, 9/19/13(6)		16,000	15,999,456
U.S. Treasury Bill, 0.00%, 9/26/13(6)		49,200	49,197,885
U.S. Treasury Bill, 0.00%, 10/24/13		45,700	45,697,349

Total U.S. Treasury Obligations (identified cost $156,591,318)			$156,594,507

Repurchase Agreements — 13.1%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 7/24/13 with a maturity date of 8/28/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 5,684,092, collateralized by USD 5,700,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $5,639,061.	USD	5,686	$5,685,750
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 4,829,624, collateralized by EUR 4,200,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $6,433,202.	EUR	4,830	6,425,590
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 6,399,252, collateralized by EUR 5,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $8,532,407.	EUR	6,400	8,513,906
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 7,100,635, collateralized by EUR 6,050,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $9,444,990.	EUR	7,101	9,447,063
Dated 7/29/13 with a maturity date of 8/8/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 22,421,420, collateralized by EUR 19,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $30,060,919.	EUR	22,422	29,828,854

8

Description	Principal Amount (000’s omitted)		Value
Barclays Bank PLC:
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.20% and repurchase proceeds of USD 9,513,238, collateralized by USD 9,632,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $9,474,713.	USD	9,512	$9,511,600
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.10% and repurchase proceeds of USD 3,977,830, collateralized by USD 3,470,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $3,883,291.	USD	3,977	3,977,488
Dated 7/12/13 with a maturity date of 8/19/13, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 2,833,644, collateralized by USD 2,557,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $2,740,483.	USD	2,835	2,835,074
Dated 7/12/13 with a maturity date of 8/19/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 6,507,599, collateralized by USD 5,630,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $6,469,984.	USD	6,510	6,509,687
Dated 7/18/13 with a maturity date of 8/23/13, an interest rate of 0.10% and repurchase proceeds of USD 3,444,860, collateralized by USD 3,040,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $3,402,077.	USD	3,445	3,444,573
Dated 7/18/13 with a maturity date of 8/23/13, an interest rate of 0.20% and repurchase proceeds of USD 3,549,366, collateralized by USD 3,610,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $3,551,050.	USD	3,549	3,548,775
Dated 7/24/13 with a maturity date of 8/29/13, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 3,641,820, collateralized by USD 3,656,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $3,616,914.	USD	3,642	3,642,290
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.11% payable by the Portfolio and repurchase proceeds of EUR 29,191,183, collateralized by EUR 25,152,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $39,074,534.	EUR	29,192	38,835,315
Citibank PLC:
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.11% payable by the Portfolio and repurchase proceeds of EUR 14,922,248, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $19,866,928.	EUR	14,923	19,852,234
Dated 7/31/13 with a maturity date of 8/12/13, an interest rate of 0.11% payable by the Portfolio and repurchase proceeds of EUR 1,000,015, collateralized by EUR 862,100 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $1,339,303.	EUR	1,000	1,330,398
Nomura International PLC:
Dated 6/25/13 with a maturity date of 10/16/13, an interest rate of 0.20% and repurchase proceeds of USD 4,227,317, collateralized by USD 3,510,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $4,257,201.	USD	4,225	4,225,158
Dated 7/11/13 with a maturity date of 8/15/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 3,276,319, collateralized by USD 2,702,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $3,277,196.	USD	3,278	3,277,684

9

Description	Principal Amount (000’s omitted)		Value
Dated 7/11/13 with a maturity date of 8/15/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 1,612,695, collateralized by USD 1,330,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $1,613,127.	USD	1,613	$1,613,368
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.03% payable by the Portfolio and repurchase proceeds of EUR 22,440,376, collateralized by EUR 19,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $30,045,383.	EUR	22,441	29,853,724
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.03% payable by the Portfolio and repurchase proceeds of EUR 1,224,691, collateralized by EUR 1,045,400 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,630,467.	EUR	1,225	1,629,277
Dated 7/29/13 with a maturity date of 8/8/13, an interest rate of 0.02% payable by the Portfolio and repurchase proceeds of EUR 17,443,796, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $23,217,741.	EUR	17,444	23,206,441
Dated 7/29/13 with a maturity date of 8/8/13, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 4,189,967, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,576,199.	EUR	4,190	5,574,177
Dated 7/31/13 with a maturity date of 9/4/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 4,134,441, collateralized by USD 3,900,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $4,139,362.	USD	4,136	4,136,164

Total Repurchase Agreements (identified cost $226,580,026)			$226,904,590

Other — 11.0%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)		$190,514	$190,513,630

Total Other (identified cost $190,513,630)			$190,513,630

Total Short-Term Investments (identified cost $993,345,635)			$985,425,812

Total Investments — 111.3% (identified cost $1,956,485,674)			$1,931,300,503

Currency Call Options Written — 0.0%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	1,239,462	INR	54.00	8/12/13	$(489)
Indian Rupee	Citibank NA	INR	1,178,280	INR	54.00	8/12/13	(465)
Indian Rupee	Deutsche Bank	INR	633,478	INR	54.00	8/12/13	(250)
Indian Rupee	Goldman Sachs International	INR	1,065,000	INR	55.00	8/16/13	(2,189)

10

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	HSBC Bank USA	INR	1,286,280	INR	54.00	8/12/13	$(508)
Indian Rupee	JPMorgan Chase Bank	INR	678,000	INR	55.00	8/19/13	(1,439)
Indian Rupee	Nomura International PLC	INR	1,286,280	INR	54.00	8/12/13	(508)
Indian Rupee	Standard Chartered Bank	INR	590,220	INR	54.00	8/12/13	(233)

Total Currency Call Options Written (premiums received $5,791,622)							$(6,081)

Currency Put Options Written — (0.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	1,192,265	INR	67.00	6/16/14	$(702,208)
Indian Rupee	Goldman Sachs International	INR	1,069,315	INR	65.00	6/9/14	(810,475)
Indian Rupee	Goldman Sachs International	INR	1,485,432	INR	72.00	7/1/14	(493,844)
Indian Rupee	JPMorgan Chase Bank	INR	1,088,360	INR	65.00	6/9/14	(824,910)
Indian Rupee	JPMorgan Chase Bank	INR	1,007,211	INR	67.00	6/16/14	(593,217)
Indian Rupee	JPMorgan Chase Bank	INR	2,309,364	INR	70.00	6/19/14	(935,590)
Indian Rupee	JPMorgan Chase Bank	INR	1,414,728	INR	72.00	7/1/14	(470,338)

Total Currency Put Options Written (premiums received $2,584,548)							$(4,830,582)

Other Assets, Less Liabilities — (11.0)%							$(191,764,660)

Net Assets — 100.0%							$1,734,699,180

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BRL	-	Brazilian Real

COP	-	Colombian Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

11

RSD	-	Serbian Dinar

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $73,019,281 or 4.2% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $94,875,734 or 5.5% of the Portfolio’s net assets.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2013.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(7)	Non-income producing.

(8)	Amount is less than 0.05%.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $151,538.

Securities Sold Short — (12.8)%

Foreign Government Bonds — (12.8)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (1.3)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(22,585,813)

Total Belgium			$(22,585,813)

Dominican Republic — (0.9)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(5,700)	$(5,543,250)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(3,656)	(3,555,460)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(5,630)	(6,333,750)

Total Dominican Republic			$(15,432,460)

France — (6.8)%
Government of France, 3.75%, 10/25/19	EUR	(13,783)	$(20,967,956)
Government of France, 4.00%, 10/25/38	EUR	(64,704)	(97,751,411)

Total France			$(118,719,367)

Qatar — (2.1)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(3,900)	$(4,134,000)
Qatar Government International Bond, 5.25%, 1/20/20	USD	(6,510)	(7,274,925)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(2,557)	(2,735,990)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(7,542)	(8,993,835)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(13,242)	(13,010,265)

Total Qatar			$(36,149,015)

12

Security	Principal Amount (000’s omitted)		Value
Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,574,857)

Total Spain			$(5,574,857)

Supranational — (1.4)%
European Investment Bank, 3.625%, 1/15/21	EUR	(4,200)	$(6,323,328)
European Investment Bank, 4.25%, 4/15/19	EUR	(6,050)	(9,343,775)
European Investment Bank, 4.625%, 4/15/20	EUR	(5,300)	(8,435,917)

Total Supranational			$(24,103,020)

Total Foreign Government Bonds (proceeds $215,614,486)			$(222,564,532)

Total Securities Sold Short (proceeds $215,614,486)			$(222,564,532)

EUR	-	Euro

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2013 were $42,363,331 or 2.4% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
8/28/13	Gold 8,388 Troy Ounces	United States Dollar 10,868,013	Citibank NA	$(240,610)
8/28/13	Gold 3,113 Troy Ounces	United States Dollar 4,033,396	Merrill Lynch International	(89,296)

				$(329,906)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/1/13	Japanese Yen 420,755,000	United States Dollar 4,197,225	BNP Paribas	$(100,140)
8/5/13	Euro 9,680,000	United States Dollar 12,582,548	Goldman Sachs International	(295,365)

13

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/7/13	New Taiwan Dollar 963,706,000	United States Dollar 32,681,294	Credit Suisse International	$549,745
8/12/13	British Pound Sterling 12,220,000	United States Dollar 19,188,150	Goldman Sachs International	599,807
8/12/13	British Pound Sterling 22,318,000	United States Dollar 34,480,417	Goldman Sachs International	531,593
8/12/13	British Pound Sterling 11,411,000	United States Dollar 17,620,216	Goldman Sachs International	262,476
8/12/13	British Pound Sterling 10,350,225	United States Dollar 16,003,570	Goldman Sachs International	259,419
8/12/13	British Pound Sterling 7,192,200	United States Dollar 11,184,662	Goldman Sachs International	244,312
8/15/13	Malaysian Ringgit 51,265,500	United States Dollar 15,824,639	JPMorgan Chase Bank	36,293
8/15/13	Malaysian Ringgit 51,265,500	United States Dollar 15,830,992	Standard Chartered Bank	42,645
8/21/13	Chilean Peso 2,209,217,000	United States Dollar 4,560,729	JPMorgan Chase Bank	273,523
8/21/13	Chilean Peso 2,010,504,000	United States Dollar 3,959,244	JPMorgan Chase Bank	57,661
8/21/13	Chilean Peso 4,878,204,000	United States Dollar 10,011,707	Standard Chartered Bank	545,066
8/30/13	Singapore Dollar 8,466,000	Euro 5,069,461	Goldman Sachs International	82,957
9/5/13	Malaysian Ringgit 59,753,000	United States Dollar 18,360,117	Bank of America	(14,757)
9/5/13	Malaysian Ringgit 38,470,000	United States Dollar 11,822,372	Deutsche Bank	(7,685)
9/5/13	Malaysian Ringgit 36,538,000	United States Dollar 11,225,192	Goldman Sachs International	(10,749)
9/5/13	Malaysian Ringgit 55,863,000	United States Dollar 17,162,212	HSBC Bank USA	(16,433)
9/5/13	Malaysian Ringgit 1,066,000	United States Dollar 327,456	JPMorgan Chase Bank	(354)
9/5/13	Malaysian Ringgit 35,218,000	United States Dollar 10,822,322	Standard Chartered Bank	(7,700)
9/5/13	Russian Ruble 1,689,315,102	United States Dollar 51,218,528	Bank of America	265,740
9/5/13	Russian Ruble 495,640,021	United States Dollar 15,045,610	Citibank NA	96,214
9/5/13	Russian Ruble 582,265,812	United States Dollar 17,680,583	Standard Chartered Bank	118,397
9/10/13	Euro 35,966,745	United States Dollar 47,169,487	Bank of America	(685,116)
9/10/13	Euro 22,706,364	United States Dollar 29,866,175	Goldman Sachs International	(345,178)
9/10/13	Russian Ruble 1,462,974,283	United States Dollar 44,787,212	Bank of America	696,237
9/10/13	Russian Ruble 629,570,242	United States Dollar 19,279,444	BNP Paribas	305,518
9/10/13	Russian Ruble 545,329,625	United States Dollar 16,699,984	Standard Chartered Bank	264,893
9/11/13	New Turkish Lira 7,728,092	United States Dollar 3,983,553	Goldman Sachs International	21,787
9/11/13	New Turkish Lira 13,604,948	United States Dollar 6,861,483	Standard Chartered Bank	(113,022)
9/11/13	South African Rand 487,625,344	United States Dollar 48,134,381	Bank of America	(1,014,882)
9/13/13	Serbian Dinar 129,027,000	Euro 1,117,310	Citibank NA	(7,009)

14

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
9/16/13	Russian Ruble 196,602,000	United States Dollar 6,083,547	JPMorgan Chase Bank	$164,005
9/17/13	Japanese Yen 1,483,676,000	United States Dollar 14,945,865	Bank of America	(211,171)
9/17/13	Japanese Yen 13,993,697,000	United States Dollar 140,994,428	Goldman Sachs International	(1,963,313)
9/25/13	New Taiwan Dollar 404,900,000	United States Dollar 13,451,827	Goldman Sachs International	(37,862)
9/25/13	New Taiwan Dollar 404,900,000	United States Dollar 13,425,066	Standard Chartered Bank	(64,623)
9/30/13	New Zealand Dollar 19,642,467	United States Dollar 15,247,465	Goldman Sachs International	(374,741)
9/30/13	New Zealand Dollar 16,090,000	United States Dollar 12,488,093	Wells Fargo Bank NA	(308,737)
10/2/13	Australian Dollar 12,687,000	United States Dollar 11,622,814	Goldman Sachs International	265,796
10/2/13	Australian Dollar 7,241,000	United States Dollar 6,600,172	Goldman Sachs International	118,247
10/2/13	Australian Dollar 41,891,096	United States Dollar 38,197,768	JPMorgan Chase Bank	698,126
10/2/13	Australian Dollar 41,900,000	United States Dollar 38,205,677	Standard Chartered Bank	698,065
10/2/13	Australian Dollar 5,869,000	United States Dollar 5,383,399	Standard Chartered Bank	129,648
10/2/13	Japanese Yen 1,432,200,000	United States Dollar 14,438,956	Standard Chartered Bank	(193,322)
10/2/13	South African Rand 197,106,755	United States Dollar 19,457,274	Standard Chartered Bank	(350,161)
10/15/13	Hungarian Forint 3,425,128,000	Euro 11,617,692	Bank of America	335,382
10/15/13	Hungarian Forint 12,525,205,145	Euro 42,495,776	Credit Suisse International	1,241,790
10/15/13	Hungarian Forint 13,515,287,000	Euro 45,842,504	JPMorgan Chase Bank	1,323,393
10/15/13	Hungarian Forint 2,162,266,643	Euro 7,337,926	Standard Chartered Bank	216,693
10/15/13	New Taiwan Dollar 220,106,000	United States Dollar 7,366,825	Goldman Sachs International	31,474
10/30/13	Euro 77,407,264	United States Dollar 102,775,172	Australia and New Zealand Banking Group Limited	(236,405)
10/30/13	Euro 43,791,925	United States Dollar 58,148,669	Bank of America	(128,487)
10/30/13	Euro 12,164,037	United States Dollar 16,157,612	Citibank NA	(29,973)
10/30/13	Euro 68,403,935	United States Dollar 90,862,315	Goldman Sachs International	(167,866)
10/30/13	Euro 7,677,000	United States Dollar 10,197,589	Toronto-Dominion Bank	(18,763)
10/31/13	British Pound Sterling 1,122,392	United States Dollar 1,697,158	State Street Bank and Trust Co.	(9,311)
11/1/13	Japanese Yen 2,315,396,000	United States Dollar 23,594,709	Standard Chartered Bank	(64,984)
11/5/13	Swiss Franc 32,569,680	United States Dollar 35,208,562	Goldman Sachs International	(13,707)
12/16/13	Russian Ruble 113,515,000	United States Dollar 3,458,714	Goldman Sachs International	89,229
12/16/13	Russian Ruble 32,842,000	United States Dollar 1,012,548	JPMorgan Chase Bank	37,693

15

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
12/18/13	Sri Lanka Rupee 271,891,908	United States Dollar 2,049,694	HSBC Bank USA	$37,424
12/18/13	Sri Lanka Rupee 175,906,314	United States Dollar 1,324,097	HSBC Bank USA	22,216
1/3/14	Brazilian Real 919,000	United States Dollar 395,269	BNP Paribas	5,097
1/3/14	Brazilian Real 20,101,000	United States Dollar 8,835,604	State Street Bank and Trust Co.	301,488
1/9/14	Sri Lanka Rupee 401,500,000	United States Dollar 2,982,912	HSBC Bank USA	22,010
3/21/14	Croatian Kuna 5,873,000	Euro 762,826	Citibank NA	(17,892)
3/21/14	Croatian Kuna 6,379,000	Euro 828,226	Citibank NA	(19,864)
3/21/14	Croatian Kuna 9,637,000	Euro 1,250,243	Citibank NA	(31,327)
3/21/14	Croatian Kuna 28,551,000	Euro 3,727,041	Citibank NA	(62,161)
3/21/14	Croatian Kuna 23,125,000	Euro 3,024,853	Deutsche Bank	(42,197)
4/2/14	Croatian Kuna 5,887,000	Euro 763,950	Citibank NA	(18,579)
4/2/14	Croatian Kuna 22,158,100	Euro 2,891,381	Citibank NA	(48,692)
4/2/14	Croatian Kuna 25,478,000	Euro 3,321,881	Citibank NA	(59,595)
4/2/14	Croatian Kuna 29,613,000	Euro 3,862,020	Citibank NA	(67,926)
4/2/14	Croatian Kuna 6,551,700	Euro 849,161	Deutsche Bank	(22,071)
4/3/14	Croatian Kuna 9,970,000	Euro 1,295,478	Citibank NA	(29,186)
4/3/14	Croatian Kuna 17,473,000	Euro 2,268,926	Citibank NA	(53,114)

				$3,727,639

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/1/13	Japanese Yen 420,755,000	United States Dollar 4,285,547	Standard Chartered Bank	$11,818
8/8/13	Indian Rupee 562,202,000	United States Dollar 9,310,292	JPMorgan Chase Bank	(76,268)
8/8/13	Zambian Kwacha 4,503,000	United States Dollar 821,715	Standard Chartered Bank	(1,232)
8/8/13	Zambian Kwacha 5,190,000	United States Dollar 947,080	Standard Chartered Bank	(1,419)
8/8/13	Zambian Kwacha 5,293,000	United States Dollar 966,405	Standard Chartered Bank	(1,977)
8/8/13	Zambian Kwacha 17,770,000	United States Dollar 3,243,529	Standard Chartered Bank	(5,689)
8/12/13	Indian Rupee 1,068,101,000	United States Dollar 17,676,621	Credit Suisse International	(148,450)

16

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/13/13	Mexican Peso 30,909,959	United States Dollar 2,556,803	JPMorgan Chase Bank	$(139,406)
8/19/13	Philippine Peso 494,200,000	United States Dollar 11,519,814	JPMorgan Chase Bank	(128,422)
8/20/13	Colombian Peso 10,395,158,000	United States Dollar 5,592,553	Citibank NA	(116,824)
8/20/13	Colombian Peso 16,178,808,000	United States Dollar 8,704,133	Morgan Stanley & Co. International PLC	(181,823)
8/20/13	Malaysian Ringgit 12,686,000	United States Dollar 4,202,889	Citibank NA	(297,364)
8/26/13	Malaysian Ringgit 13,972,000	United States Dollar 4,386,538	BNP Paribas	(86,965)
8/30/13	Singapore Dollar 8,649,000	Euro 5,303,532	Citibank NA	(250,381)
8/30/13	Singapore Dollar 11,388,000	Euro 6,977,407	Deutsche Bank	(322,130)
8/30/13	Singapore Dollar 12,521,000	Euro 7,674,439	Standard Chartered Bank	(357,963)
8/30/13	Singapore Dollar 14,610,000	United States Dollar 11,497,690	Nomura International PLC	(1,210)
9/3/13	Philippine Peso 334,249,009	United States Dollar 7,727,050	Goldman Sachs International	(15,688)
9/3/13	Philippine Peso 169,837,360	United States Dollar 3,926,240	JPMorgan Chase Bank	(7,971)
9/3/13	Singapore Dollar 43,234,000	United States Dollar 34,096,752	Goldman Sachs International	(76,199)
9/5/13	Philippine Peso 429,060,000	United States Dollar 9,872,981	Bank of America	26,065
9/5/13	Philippine Peso 356,105,000	United States Dollar 8,195,176	Goldman Sachs International	20,690
9/5/13	Philippine Peso 374,848,000	United States Dollar 8,623,539	JPMorgan Chase Bank	24,756
9/9/13	Mexican Peso 184,645,000	United States Dollar 14,127,931	JPMorgan Chase Bank	275,449
9/9/13	Norwegian Krone 55,768,000	Euro 6,989,610	Goldman Sachs International	150,659
9/12/13	Kenyan Shilling 628,000,000	United States Dollar 7,177,143	Standard Chartered Bank	(41,509)
9/13/13	Serbian Dinar 473,363,290	Euro 4,122,476	Deutsche Bank	(5,399)
9/16/13	Russian Ruble 196,602,000	United States Dollar 6,145,733	HSBC Bank USA	(226,190)
9/18/13	Israeli Shekel 30,587,000	Euro 6,499,023	Citibank NA	(74,797)
9/18/13	Polish Zloty 56,084,000	Euro 13,133,504	Standard Chartered Bank	21,747
9/18/13	Indian Rupee 1,137,604,000	United States Dollar 18,921,435	Standard Chartered Bank	(408,005)
9/20/13	Norwegian Krone 473,796,505	Euro 59,632,299	Standard Chartered Bank	911,401
9/20/13	Swedish Krona 206,844,945	Euro 23,705,119	Deutsche Bank	158,021
9/20/13	Swedish Krona 220,774,945	Euro 25,301,689	Standard Chartered Bank	168,471
9/23/13	Indian Rupee 621,381,000	United States Dollar 10,253,812	Goldman Sachs International	(153,614)

17

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/23/13	Singapore Dollar 43,865,000	United States Dollar 34,569,584	Citibank NA	$(52,126)
9/24/13	Singapore Dollar 15,183,242	United States Dollar 11,968,502	JPMorgan Chase Bank	(20,772)
9/25/13	Israeli Shekel 30,840,000	United States Dollar 8,614,285	Citibank NA	27,864
9/25/13	Philippine Peso 1,188,758,000	United States Dollar 27,525,670	JPMorgan Chase Bank	(90,231)
9/26/13	Colombian Peso 49,663,500,000	United States Dollar 26,062,554	Standard Chartered Bank	(11,691)
9/30/13	Romanian Leu 33,963,000	Euro 7,615,022	Citibank NA	41,591
9/30/13	Romanian Leu 25,736,651	Euro 5,724,981	JPMorgan Chase Bank	92,152
10/1/13	Philippine Peso 167,134,041	United States Dollar 3,861,960	Goldman Sachs International	(4,279)
10/1/13	Philippine Peso 337,712,590	United States Dollar 7,799,907	JPMorgan Chase Bank	(5,041)
10/10/13	Philippine Peso 329,454,000	United States Dollar 7,533,821	Bank of America	69,961
10/10/13	Philippine Peso 286,772,000	United States Dollar 6,559,286	Goldman Sachs International	59,398
10/15/13	Kenyan Shilling 200,000,000	United States Dollar 2,271,437	Standard Chartered Bank	(9,563)
10/17/13	Malaysian Ringgit 52,718,000	United States Dollar 16,462,543	Deutsche Bank	(290,858)
10/21/13	Singapore Dollar 1,025,000	United States Dollar 813,027	JPMorgan Chase Bank	(6,438)
10/24/13	Indian Rupee 615,961,000	United States Dollar 10,160,517	Bank of America	(232,431)
10/24/13	Indian Rupee 567,622,000	United States Dollar 9,363,146	JPMorgan Chase Bank	(214,190)
10/31/13	Indian Rupee 283,299,000	United States Dollar 4,675,132	BNP Paribas	(118,022)
10/31/13	Indian Rupee 289,101,000	United States Dollar 4,770,880	Goldman Sachs International	(120,439)
11/29/13	Kenyan Shilling 200,000,000	United States Dollar 2,305,476	Standard Chartered Bank	(56,703)
12/16/13	Russian Ruble 146,357,000	United States Dollar 4,517,889	Credit Suisse International	(173,548)
4/11/14	Kenyan Shilling 151,631,000	United States Dollar 1,645,480	Standard Chartered Bank	6,697
4/11/14	Kenyan Shilling 49,639,000	United States Dollar 557,116	Standard Chartered Bank	(16,247)
5/16/14	Russian Ruble 462,775,913	United States Dollar 13,928,545	Bank of America	(510,607)
5/16/14	Russian Ruble 1,314,881,317	United States Dollar 39,450,385	Bank of America	(1,326,109)
5/16/14	Russian Ruble 521,508,335	United States Dollar 15,630,401	Citibank NA	(509,548)
5/16/14	Russian Ruble 612,677,066	United States Dollar 18,358,740	Standard Chartered Bank	(594,499)
5/27/14	Russian Ruble 198,621,728	United States Dollar 5,966,408	Bank of America	(216,039)
5/27/14	Russian Ruble 1,340,109,541	United States Dollar 40,437,063	Bank of America	(1,639,066)

18

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
5/27/14	Russian Ruble 662,501,302	United States Dollar 19,897,922	BNP Paribas	$(717,606)
5/27/14	Russian Ruble 573,816,993	United States Dollar 17,317,549	Standard Chartered Bank	(704,765)
7/21/14	Indonesian Rupiah 128,011,622,000	United States Dollar 11,253,769	Barclays Bank PLC	32,066
7/21/14	Indonesian Rupiah 70,675,742,000	United States Dollar 6,254,490	Standard Chartered Bank	(23,535)
7/22/14	Indonesian Rupiah 70,805,078,300	United States Dollar 6,200,094	Goldman Sachs International	40,994

				$(8,651,448)

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
8/13	391 CAC 40 Index	Short	$(20,341,122)	$(20,757,255)	$(416,133)
9/13	709 Euro-Bobl	Short	(119,098,257)	(118,675,690)	422,567
9/13	105 Euro-Bund	Short	(20,063,190)	(19,887,200)	175,990
9/13	79 Euro-Schatz	Short	(11,615,390)	(11,609,610)	5,780
9/13	340 IMM 10-Year Interest Rate Swap	Long	33,853,800	35,047,506	1,193,706
9/13	59 Japan 10-Year Bond	Short	(85,911,858)	(86,544,582)	(632,724)
9/13	298 Nikkei 225 Index	Long	40,377,775	41,393,116	1,015,341
9/13	2 U.S. 10-Year Deliverable Interest Rate Swap	Short	(189,083)	(189,281)	(198)
9/13	61 U.S. 5-Year Deliverable Interest Rate Swap	Short	(5,984,056)	(5,980,860)	3,196
10/13	401 Platinum	Long	26,718,630	28,657,465	1,938,835
12/13	102 Gold	Short	(13,558,553)	(13,392,600)	165,953

					$3,872,313

CAC 40 Index: Cotation Assistée en Continu Index comprised of 40 largest companies listed on the Paris Bourse Exchange.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
ICE Clear Europe	NZD	10,000	Pays	3-month NZD Bank Bill	4.06%	6/5/23	$(358,306)
LCH.Clearnet	AUD	13,331	Pays	6-month AUD Bank Bill	4.32	7/4/23	94,631
LCH.Clearnet	AUD	13,089	Pays	6-month AUD Bank Bill	4.31	7/4/23	83,103
LCH.Clearnet	AUD	17,116	Pays	6-month AUD Bank Bill	4.31	7/15/23	101,574

19

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH Clear	AUD	29,475	Pays	6-month AUD Bank Bill	4.32%	7/18/23	$223,251
LCH Clear	NZD	12,749	Pays	3-month NZD Bank Bill	3.78	10/30/22	(550,448)
LCH Clear	NZD	6,450	Pays	3-month NZD Bank Bill	4.07	6/5/23	(225,947)

							$(632,142)

AUD	-	Australian Dollar

NZD	-	New Zealand Dollar

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	CLP	10,509,000	Pays	6-month Sinacofi Chile Interbank Rate	2.19%	4/23/18	$117,464
Bank of America	CLP	10,509,000	Receives	6-month Sinacofi Chile Interbank Rate	4.93	4/23/18	(321,180)
Bank of America	CLP	2,724,091	Pays	6-month Sinacofi Chile Interbank Rate	2.13	5/3/18	11,846
Bank of America	CLP	2,724,091	Receives	6-month Sinacofi Chile Interbank Rate	4.86	5/3/18	9,470
Bank of America	CLP	4,413,690	Receives	6-month Sinacofi Chile Interbank Rate	4.80	5/10/18	39,025
Bank of America	CLP	4,413,690	Pays	6-month Sinacofi Chile Interbank Rate	2.10	5/10/18	5,601
Bank of America	CLP	10,493,516	Receives	6-month Sinacofi Chile Interbank Rate	4.76	5/13/18	130,357
Bank of America	CLP	10,493,516	Pays	6-month Sinacofi Chile Interbank Rate	2.08	5/13/18	7,546
Bank of America	CLP	3,952,822	Receives	6-month Sinacofi Chile Interbank Rate	4.73	5/16/18	59,539
Bank of America	CLP	3,952,822	Pays	6-month Sinacofi Chile Interbank Rate	2.10	5/16/18	15,781
Bank of America	CLP	6,638,910	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/20/18	94,968
Bank of America	CLP	6,638,910	Pays	6-month Sinacofi Chile Interbank Rate	2.05	5/20/18	6,817
Bank of America	HUF	586,900	Pays	6-month HUF BUBOR	5.75	12/16/16	169,131
Bank of America	HUF	787,130	Receives	6-month HUF BUBOR	7.32	12/16/16	(430,566)
Bank of America	HUF	312,000	Pays	6-month HUF BUBOR	6.99	12/19/16	153,376
Bank of America	HUF	312,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(166,193)
Bank of America	HUF	260,000	Pays	6-month HUF BUBOR	6.97	12/20/16	127,115
Bank of America	HUF	260,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(142,925)
Bank of America	HUF	358,000	Pays	6-month HUF BUBOR	6.91	12/21/16	171,146
Bank of America	HUF	358,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(199,528)
Bank of America	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	107,904
Bank of America	HUF	111,400	Pays	6-month HUF BUBOR	5.11	12/22/16	18,624
Bank of America	HUF	111,400	Receives	6-month HUF BUBOR	7.32	12/22/16	(60,750)
Bank of America	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	40,305
Bank of America	HUF	339,000	Pays	6-month HUF BUBOR	6.95	1/17/17	163,254
Bank of America	HUF	339,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(216,528)
Bank of America	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	3,320
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	135,522

20

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	PLN	9,114	Pays	6-month PLN WIBOR	4.31%	8/10/17	$163,403
Bank of America	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	337,854
Bank of America	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	314,690
Bank of America	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	66,041
Bank of America	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(25,138)
Bank of America	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(160,561)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	386,170
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	199,508
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	363,372
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	615,060
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	339,512
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	349,559
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(46,471)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	58,291
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	268,642
Citibank NA	CLP	1,694,460	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	30,187
Citibank NA	CLP	1,694,460	Pays	6-month Sinacofi Chile Interbank Rate	2.01	5/20/18	(4,673)
Citibank NA	MXN	262,830	Receives	Mexican Interbank TIIE 28 Day	5.40	7/13/18	244,477
Citibank NA	MXN	133,530	Receives	Mexican Interbank TIIE 28 Day	5.44	7/17/18	108,732
Citibank NA	MXN	128,910	Receives	Mexican Interbank TIIE 28 Day	5.40	7/18/18	125,893
Citibank NA	MXN	150,880	Pays	Mexican Interbank TIIE 28 Day	6.38	7/7/23	(244,198)
Citibank NA	MXN	76,580	Pays	Mexican Interbank TIIE 28 Day	6.40	7/11/23	(115,192)
Citibank NA	MXN	73,930	Pays	Mexican Interbank TIIE 28 Day	6.36	7/12/23	(130,952)
Citibank NA	NZD	13,065	Pays	3-month NZD Bank Bill	3.82	8/13/22	(480,654)
Citibank NA	NZD	17,922	Pays	3-month NZD Bank Bill	3.86	8/13/22	(608,331)
Citibank NA	NZD	7,279	Pays	3-month NZD Bank Bill	3.78	10/30/22	(314,265)
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	190,895
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	239,810
Citibank NA	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	48,803
Citibank NA	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	158,436
Citibank NA	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	156,932
Citibank NA	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	110,636
Citibank NA	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	91,034
Citibank NA	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	264,004
Citibank NA	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(104,494)
Credit Suisse International	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	40,405
Credit Suisse International	HUF	492,670	Pays	6-month HUF BUBOR	6.93	12/16/16	237,918
Credit Suisse International	HUF	492,670	Receives	6-month HUF BUBOR	7.32	12/16/16	(269,494)
Credit Suisse International	HUF	120,600	Pays	6-month HUF BUBOR	6.98	12/22/16	59,041
Credit Suisse International	HUF	120,600	Receives	6-month HUF BUBOR	7.29	12/22/16	(65,173)

21

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF	103,000	Pays	6-month HUF BUBOR	6.99%	12/27/16	$50,837
Credit Suisse International	HUF	103,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(57,122)
Credit Suisse International	HUF	155,590	Pays	6-month HUF BUBOR	5.11	1/11/17	28,290
Credit Suisse International	HUF	244,410	Pays	6-month HUF BUBOR	5.13	1/11/17	45,452
Credit Suisse International	HUF	400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(256,737)
Credit Suisse International	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	54,039
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(304,872)
Credit Suisse International	HUF	176,000	Pays	6-month HUF BUBOR	7.10	1/17/17	88,933
Credit Suisse International	HUF	176,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(110,111)
Credit Suisse International	HUF	186,000	Pays	6-month HUF BUBOR	5.87	1/20/17	56,547
Credit Suisse International	HUF	186,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(113,801)
Credit Suisse International	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	197,654
Deutsche Bank	CLP	4,483,020	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	47,510
Deutsche Bank	CLP	4,483,020	Pays	6-month Sinacofi Chile Interbank Rate	2.09	5/10/18	1,455
Deutsche Bank	CLP	13,240,270	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/13/18	217,445
Deutsche Bank	CLP	13,240,270	Pays	6-month Sinacofi Chile Interbank Rate	2.05	5/13/18	(7,542)
Deutsche Bank	CLP	5,224,497	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	73,967
Deutsche Bank	CLP	5,224,497	Pays	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	21,061
Deutsche Bank	CLP	6,579,260	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	117,209
Deutsche Bank	CLP	6,579,260	Pays	6-month Sinacofi Chile Interbank Rate	2.00	5/20/18	(24,369)
Deutsche Bank	CLP	1,114,809	Receives	6-month Sinacofi Chile Interbank Rate	4.64	5/23/18	25,684
Deutsche Bank	CLP	1,114,809	Pays	6-month Sinacofi Chile Interbank Rate	1.93	5/23/18	(9,927)
Deutsche Bank	HUF	182,820	Pays	6-month HUF BUBOR	7.01	1/19/17	89,432
Deutsche Bank	HUF	182,820	Receives	6-month HUF BUBOR	7.98	1/19/17	(118,413)
Deutsche Bank	NZD	14,775	Pays	3-month NZD Bank Bill	3.79	10/30/22	(626,385)
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	77,689
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	576,063
Deutsche Bank	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	326,150
Deutsche Bank	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	218,654
Deutsche Bank	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	195,514
Deutsche Bank	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	67,501
Deutsche Bank	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(26,867)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	113,329
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	777,872
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(865,319)
JPMorgan Chase Bank	HUF	529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	256,022
JPMorgan Chase Bank	HUF	529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(290,989)
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(355,281)
JPMorgan Chase Bank	HUF	627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	309,333
JPMorgan Chase Bank	HUF	627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(340,133)
JPMorgan Chase Bank	HUF	616,000	Pays	6-month HUF BUBOR	5.10	12/27/16	102,628
JPMorgan Chase Bank	HUF	616,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(340,621)

22

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	HUF	227,000	Pays	6-month HUF BUBOR	5.09%	1/20/17	$40,295
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(138,887)
JPMorgan Chase Bank	MXN	386,270	Receives	Mexico Interbank TIIE 28 Day	5.41	7/13/18	345,810
JPMorgan Chase Bank	MXN	100,150	Receives	Mexico Interbank TIIE 28 Day	5.45	7/17/18	79,801
JPMorgan Chase Bank	MXN	217,990	Pays	Mexico Interbank TIIE 28 Day	6.39	7/7/23	(339,901)
JPMorgan Chase Bank	MXN	56,690	Pays	Mexico Interbank TIIE 28 Day	6.41	7/11/23	(83,261)
JPMorgan Chase Bank	NZD	38,220	Pays	3-month NZD Bank Bill	4.12	2/18/23	(793,457)
JPMorgan Chase Bank	NZD	9,548	Pays	3-month NZD Bank Bill	4.13	2/25/23	(200,431)
JPMorgan Chase Bank	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	(466,255)
JPMorgan Chase Bank	NZD	15,226	Pays	3-month NZD Bank Bill	4.14	2/25/23	(300,599)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(196,500)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(196,741)
JPMorgan Chase Bank	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	152,228
Morgan Stanley & Co. International PLC	HUF	671,000	Pays	6-month HUF BUBOR	6.94	12/19/16	324,343
Morgan Stanley & Co. International PLC	HUF	671,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(360,192)
Morgan Stanley & Co. International PLC	HUF	265,000	Pays	6-month HUF BUBOR	7.02	12/20/16	131,738
Morgan Stanley & Co. International PLC	HUF	265,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(146,545)
Nomura International PLC	HUF	457,000	Pays	6-month HUF BUBOR	6.99	12/21/16	224,883
Nomura International PLC	HUF	457,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(254,922)

							$1,159,338

CLP	-	Chilean Peso

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$3,100	1.00	%(1)	9/20/18	2.01%	$(147,053)	$118,339	$(28,714)
Romania	Goldman Sachs International	3,220	1.00	(1)	9/20/18	2.01	(152,758)	122,733	(30,025)
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.54	(10,262)	3,426	(6,836)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.54	(36,782)	12,869	(23,913)
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	2.00	(285,925)	203,480	(82,445)
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	2.00	(190,621)	63,051	(127,570)
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	2.00	(558,140)	155,938	(402,202)
South Africa	Bank of America	26,320	1.00	(1)	9/20/17	2.00	(1,003,433)	372,355	(631,078)
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.54	(26,289)	10,299	(15,990)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.54	(44,162)	17,156	(27,006)
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	2.00	(95,692)	52,822	(42,870)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	2.00	(190,622)	113,021	(77,601)
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	2.00	(159,741)	91,380	(68,361)
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	1.44	(39,645)	57,388	17,743
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	1.54	(10,262)	4,026	(6,236)
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	1.54	(23,061)	8,481	(14,580)

23

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$4,785	1.00	%(1)	12/20/15	1.54	$(55,172)	$23,561	$(31,611)
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	1.61	(132,888)	74,413	(58,475)
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.61	(119,599)	37,867	(81,732)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	2.00	(141,056)	108,764	(32,292)
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	2.00	(185,280)	146,457	(38,823)
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	2.00	(217,309)	154,645	(62,664)
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	2.00	(117,039)	87,891	(29,148)
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	2.00	(571,850)	435,155	(136,695)
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	2.07	(114,645)	55,068	(59,577)
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	2.00	(190,621)	111,110	(79,511)
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	2.07	(108,278)	54,053	(54,225)
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/17	2.07	(308,377)	133,711	(174,666)
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	2.00	(285,932)	166,665	(119,267)
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	2.00	(38,124)	12,639	(25,485)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	2.07	(327,910)	160,601	(167,309)
Turkey	BNP Paribas	4,800	1.00	(1)	9/20/22	2.50	(535,288)	282,824	(252,464)
Turkey	BNP Paribas	10,000	1.00	(1)	9/20/22	2.50	(1,115,183)	529,804	(585,379)
Turkey	BNP Paribas	15,456	1.00	(1)	9/20/22	2.50	(1,723,627)	841,735	(881,892)
Turkey	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	2.50	(825,236)	504,211	(321,025)

Total		$214,569					$(10,087,862)	$5,327,938	$(4,759,924)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Barclays Bank PLC	$12,000	1.00	%(1)	6/20/22	$1,078,252	$(996,318)	$81,934
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	1,186,424	(1,054,789)	131,635
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	13,376	(11,289)	2,087
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	28,388	(30,190)	(1,802)

24

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	Goldman Sachs International	$3,220	1.00	%(1)	9/20/18	$29,490	$(28,201)	$1,289
China	Bank of America	6,100	1.00	(1)	3/20/17	(34,884)	(132,425)	(167,309)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(57,621)	(199,059)	(256,680)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(21,159)	(69,469)	(90,628)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	(24,590)	(80,734)	(105,324)
China	JPMorgan Chase Bank	10,200	1.00	(1)	3/20/18	30,298	146,169	176,467
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	186,047	(142,526)	43,521
Colombia	Barclays Bank PLC	2,000	1.00	(1)	6/20/22	109,055	(103,637)	5,418
Colombia	Citibank NA	2,100	1.00	(1)	6/20/22	114,505	(147,658)	(33,153)
Colombia	Deutsche Bank	2,500	1.00	(1)	6/20/22	136,318	(154,629)	(18,311)
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	223,562	(242,325)	(18,763)
Colombia	Deutsche Bank	2,080	1.00	(1)	6/20/22	113,417	(147,553)	(34,136)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	29,375	(189,108)	(159,733)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	142,636	(107,350)	35,286
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	109,053	(140,627)	(31,574)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	109,052	(155,071)	(46,019)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	16,016	(104,542)	(88,526)
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	409,780	(301,503)	108,277
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	213,239	(163,357)	49,882
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	218,110	(230,120)	(12,010)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	165,525	(118,199)	47,326
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	383,246	(307,792)	75,454
Croatia	Citibank NA	1,782	1.00	(1)	12/20/16	100,099	(85,216)	14,883
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	413,812	(298,722)	115,090
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	124,143	(87,589)	36,554
Croatia	Citibank NA	3,063	1.00	(1)	3/20/18	275,000	(238,238)	36,762
Croatia	Citibank NA	1,913	1.00	(1)	3/20/18	171,752	(163,597)	8,155
Croatia	Citibank NA	5,580	1.00	(1)	6/20/18	540,046	(507,256)	32,790
Croatia	Citibank NA	930	1.00	(1)	6/20/18	90,005	(73,537)	16,468
Croatia	Citibank NA	1,270	1.00	(1)	6/20/18	122,914	(116,927)	5,987
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	165,525	(117,096)	48,429
Croatia	HSBC Bank USA	2,822	1.00	(1)	3/20/18	253,363	(241,332)	12,031
Croatia	JPMorgan Chase Bank	1,533	1.00	(1)	6/20/18	148,367	(141,255)	7,112
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	206,906	(148,401)	58,505
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	206,906	(151,273)	55,633
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	114,626	(78,443)	36,183
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	132,006	(96,599)	35,407
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	113,663	(109,308)	4,355
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	241,956	(220,187)	21,769

25

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$1,163	1.00	%(1)	6/20/18	$112,558	$(111,845)	$713
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	265,667	(270,253)	(4,586)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	592,557	(406,824)	185,733
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	176,293	(41,745)	134,548
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	288,850	(64,078)	224,772
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	292,240	(69,206)	223,034
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	623,807	(110,825)	512,982
Hungary	Bank of America	1,800	1.00	(1)	3/20/17	115,117	(234,829)	(119,712)
Hungary	Barclays Bank PLC	900	1.00	(1)	3/20/17	57,559	(117,405)	(59,846)
Hungary	Barclays Bank PLC	2,500	1.00	(1)	3/20/17	159,886	(327,311)	(167,425)
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	108,723	(220,790)	(112,067)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	217,444	(439,960)	(222,516)
Hungary	HSBC Bank USA	900	1.00	(1)	3/20/17	57,559	(117,405)	(59,846)
Lebanon	Deutsche Bank	1,338	1.00	(1)	3/20/18	156,607	(166,906)	(10,299)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	600,443	(666,303)	(65,860)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	600,442	(666,544)	(66,102)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	4,955,726	(5,200,396)	(244,670)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	135,541	(156,249)	(20,708)
Lebanon	JPMorgan Chase Bank	1,300	5.00	(1)	12/20/17	(73,031)	37,075	(35,956)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	92,264	(109,316)	(17,052)
Mexico	Bank of America	3,910	1.00	(1)	6/20/22	189,870	(255,602)	(65,732)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	48,559	(68,570)	(20,011)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	723,908	(445,449)	278,459
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	60,700	(73,849)	(13,149)
Mexico	Deutsche Bank	1,900	1.00	(1)	6/20/22	92,265	(110,657)	(18,392)
Mexico	Deutsche Bank	2,020	1.00	(1)	6/20/22	98,092	(130,632)	(32,540)
Mexico	Deutsche Bank	1,850	1.00	(1)	6/20/22	89,835	(129,308)	(39,473)
Mexico	Deutsche Bank	3,900	1.00	(1)	6/20/22	189,385	(236,042)	(46,657)
Mexico	Deutsche Bank	10,000	1.00	(1)	6/20/23	565,553	(315,001)	250,552
Mexico	Goldman Sachs International	1,900	1.00	(1)	6/20/22	92,264	(110,666)	(18,402)
Mexico	Goldman Sachs International	1,950	1.00	(1)	6/20/22	94,691	(136,976)	(42,285)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(14,733)	(9,330)	(24,063)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(21,047)	(12,496)	(33,543)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(25,257)	(22,767)	(48,024)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(9,830)	(10,546)	(20,376)

26

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Philippines	Barclays Bank PLC	$1,400	1.00	%(1)	3/20/16	$(13,763)	$(10,528)	$(24,291)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(15,729)	(9,333)	(25,062)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(15,729)	(13,938)	(29,667)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(20,644)	(17,208)	(37,852)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(24,577)	(25,891)	(50,468)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(74,070)	(77,876)	(151,946)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(19,662)	(16,927)	(36,589)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(53,984)	(151,685)	(205,669)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(10,524)	(7,135)	(17,659)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(13,681)	(8,678)	(22,359)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(24,204)	(16,352)	(40,556)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(19,661)	(17,414)	(37,075)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(10,524)	(5,968)	(16,492)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(25,559)	(23,917)	(49,476)
Qatar	Nomura International PLC	9,791	1.00	(1)	9/20/18	(148,526)	101,117	(47,409)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	479,191	(611,285)	(132,094)
Russia	Citibank NA	25,456	1.00	(1)	9/20/22	2,541,307	(1,951,696)	589,611
Russia	Deutsche Bank	15,333	1.00	(1)	6/20/18	571,405	(268,778)	302,627
Russia	Deutsche Bank	7,570	1.00	(1)	6/20/18	282,107	(131,081)	151,026
Russia	JPMorgan Chase Bank	9,158	1.00	(1)	6/20/18	341,285	(156,744)	184,541
Russia	JPMorgan Chase Bank	6,210	1.00	(1)	6/20/18	231,423	(109,099)	122,324
Russia	JPMorgan Chase Bank	3,820	1.00	(1)	6/20/18	142,358	(60,556)	81,802
Russia	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	738,752	(568,871)	169,881
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	318,360	(99,581)	218,779
South Africa	Bank of America	890	1.00	(1)	12/20/20	88,817	(25,329)	63,488
South Africa	Bank of America	26,320	1.00	(1)	9/20/22	3,340,833	(1,887,100)	1,453,733
South Africa	Bank of America	14,640	1.00	(1)	9/20/22	1,858,274	(947,793)	910,481
South Africa	Bank of America	5,000	1.00	(1)	9/20/22	634,657	(342,282)	292,375
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	951,986	(676,575)	275,411
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	382,232	(115,102)	267,130
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	227,531	(64,647)	162,884
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	393,487	(240,110)	153,377
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	393,487	(246,701)	146,786
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	458,747	(224,653)	234,094
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	477,539	(152,150)	325,389

27

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$2,000	1.00	%(1)	12/20/20	$199,598	$(62,861)	$136,737
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	88,817	(26,930)	61,887
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	935,004	(356,165)	578,839
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	841,504	(273,494)	568,010
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	2,316,587	(1,566,360)	750,227
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	469,646	(346,584)	123,062
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	723,509	(511,028)	212,481
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	616,847	(437,594)	179,253
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,903,850	(1,351,350)	552,500
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	389,654	(267,887)	121,767
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	345,302	(241,327)	103,975
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/22	928,807	(591,554)	337,253
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/22	326,126	(218,879)	107,247
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	126,931	(70,829)	56,102
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	987,640	(679,312)	308,328
Spain	Bank of America	2,400	1.00	(1)	9/20/20	246,423	(190,813)	55,610
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	248,580	(168,638)	79,942
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	412,492	(298,800)	113,692
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	116,344	(82,720)	33,624
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	338,474	(351,634)	(13,160)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	558,926	(389,656)	169,270
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	558,787	(438,914)	119,873
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	601,091	(857,980)	(256,889)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	239,288	(260,681)	(21,393)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	558,926	(425,448)	133,478
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	370,207	(307,534)	62,673
Spain	Deutsche Bank	10,730	1.00	(1)	6/20/22	1,319,042	(2,643,409)	(1,324,367)
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	(9,439)	(2,447)	(11,886)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(13,216)	(5,090)	(18,306)

28

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Barclays Bank PLC	$3,000	1.00	%(1)	3/20/16	$(28,319)	$(1,471)	$(29,790)
Thailand	Citibank NA	7,900	1.00	(1)	12/20/16	(51,995)	(211,894)	(263,889)
Thailand	Citibank NA	6,900	1.00	(1)	3/20/18	27,319	3,050	30,369
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(38,703)	(18,014)	(56,717)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(35,157)	(18,412)	(53,569)
Tunisia	Barclays Bank PLC	1,000	1.00	(1)	9/20/17	92,011	(72,435)	19,576
Tunisia	Barclays Bank PLC	970	1.00	(1)	9/20/17	89,251	(73,769)	15,482
Tunisia	Deutsche Bank	3,800	1.00	(1)	6/20/17	325,129	(233,850)	91,279
Tunisia	Deutsche Bank	2,150	1.00	(1)	6/20/17	183,955	(139,658)	44,297
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	193,223	(140,974)	52,249
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	207,026	(158,981)	48,045
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	193,224	(156,092)	37,132
Tunisia	JPMorgan Chase Bank	4,520	1.00	(1)	9/20/17	415,891	(344,390)	71,501
Tunisia	Morgan Stanley & Co. International PLC	500	1.00	(1)	6/20/17	42,780	(32,456)	10,324
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	336,621	(305,300)	31,321
Venezuela	Barclays Bank PLC	5,640	5.00	(1)	6/20/18	783,101	(653,511)	129,590
Venezuela	Barclays Bank PLC	2,980	5.00	(1)	6/20/18	413,766	(335,320)	78,446
Venezuela	Barclays Bank PLC	710	5.00	(1)	6/20/18	98,052	(79,037)	19,015
Venezuela	Citibank NA	2,816	5.00	(1)	6/20/18	390,995	(323,504)	67,491
Venezuela	Deutsche Bank	4,230	5.00	(1)	6/20/18	587,326	(483,157)	104,169
Venezuela	Deutsche Bank	2,603	5.00	(1)	6/20/20	447,281	(548,822)	(101,541)
Venezuela	Deutsche Bank	4,584	5.00	(1)	6/20/23	883,125	(1,211,786)	(328,661)
Venezuela	Deutsche Bank PLC	1,170	5.00	(1)	6/20/18	162,452	(134,778)	27,674
Venezuela	Goldman Sachs International	1,740	5.00	(1)	6/20/23	335,217	(391,411)	(56,194)
iTraxx Asia ex- Japan Investment Grade Index	Bank of America	2,064	1.00	(1)	6/20/18	42,453	(38,627)	3,826
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC	15,584	1.00	(1)	6/20/18	320,537	(265,038)	55,499
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC	8,311	1.00	(1)	6/20/18	170,943	(140,952)	29,991
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC	4,156	1.00	(1)	6/20/18	85,472	(66,727)	18,745

29

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		$3,117	1.00	%(1)	6/20/18	$64,112	$(66,706)	$(2,594)
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		3,135	1.00	(1)	6/20/18	64,482	(98,796)	(34,314)
iTraxx Asia ex- Japan Investment Grade Index	Citibank NA		5,601	1.00	(1)	6/20/18	115,203	(107,333)	7,870
iTraxx Asia ex- Japan Investment Grade Index	Credit Suisse International		4,562	1.00	(1)	6/20/18	93,832	(76,546)	17,286
iTraxx Asia ex- Japan Investment Grade Index	Deutsche Bank		2,759	1.00	(1)	6/20/18	56,748	(50,486)	6,262
iTraxx Asia ex- Japan Investment Grade Index	Goldman Sachs International		6,627	1.00	(1)	6/20/18	136,307	(125,509)	10,798
iTraxx Asia ex- Japan Investment Grade Index	Goldman Sachs International		3,319	1.00	(1)	6/20/18	68,266	(63,717)	4,549
iTraxx Asia ex- Japan Investment Grade Index	JPMorgan Chase Bank		3,093	1.00	(1)	6/20/18	63,618	(51,060)	12,558
iTraxx Asia ex- Japan Investment Grade Index	JPMorgan Chase Bank		2,320	1.00	(1)	6/20/18	47,718	(40,393)	7,325
iTraxx Asia ex- Japan Investment Grade Index	JPMorgan Chase Bank		2,065	1.00	(1)	6/20/18	42,474	(39,572)	2,902
iTraxx Europe Senior Financials 5- Year Index	Bank of America	EUR	2,780	1.00	(1)	6/20/18	65,124	(105,994)	(40,870)
iTraxx Europe Senior Financials 5- Year Index	Bank of America	EUR	2,780	1.00	(1)	6/20/18	65,125	(106,403)	(41,278)
iTraxx Europe Senior Financials 5- Year Index	Bank of America	EUR	3,960	1.00	(1)	6/20/18	92,767	(159,354)	(66,587)
iTraxx Europe Senior Financials 5- Year Index	Barclays Bank PLC	EUR	15,050	1.00	(1)	6/20/18	352,562	(808,005)	(455,443)

30

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Europe Subordinated Financials 5- Year Index	Barclays Bank PLC	EUR	11,730	5.00	%(1)	6/20/18	$(2,116,981)	$1,238,013	$(878,968)
iTraxx Europe Subordinated Financials 5- Year Index	Deutsche Bank	EUR	5,660	5.00	(1)	6/20/18	(1,021,493)	880,894	(140,599)
iTraxx Europe Subordinated Financials 5- Year Index	Deutsche Bank	EUR	6,602	5.00	(1)	6/20/18	(1,191,501)	994,489	(197,012)
iTraxx Europe Subordinated Financials 5- Year Index	Morgan Stanley & Co. International PLC	EUR	12,864	5.00	(1)	6/20/18	(2,321,640)	1,920,308	(401,332)

							$52,496,893	$(45,667,554)	$6,829,339

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $214,569,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 9,364,000 Banco de Guatemala, 0%, due 9/3/13	3-month USD LIBOR-BBA + 50 bp on $1,167,420 (Notional Amount) plus Notional Amount at termination date	9/5/13	$21,049
Citibank NA	Total return on GTQ 12,719,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $1,569,688 (Notional Amount) plus Notional Amount at termination date	12/5/13	29,326

				$50,375

GTQ	-	Guatemalan Quetzal

31

Cross-Currency Swaps

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	TRY	700	$394	3-month USD- LIBOR-BBA	6.97%	8/18/21	$29,298
Citibank NA	TRY	10,951	7,200	3-month USD- LIBOR-BBA	8.23	9/3/20	1,027,710
Citibank NA	TRY	7,310	3,999	3-month USD- LIBOR-BBA	6.45	1/6/21	407,315
Citibank NA	TRY	5,133	3,216	3-month USD- LIBOR-BBA	8.23	2/25/21	439,991
Citibank NA	TRY	5,600	3,094	3-month USD- LIBOR-BBA	6.26	10/18/21	355,341
Credit Suisse International	TRY	10,104	5,676	3-month USD- LIBOR-BBA	6.90	8/18/21	443,131
Deutsche Bank	TRY	14,469	7,921	3-month USD- LIBOR-BBA	6.45	1/6/21	811,414
Deutsche Bank	TRY	18,837	11,832	3-month USD- LIBOR-BBA	8.20	2/24/21	1,662,052
Deutsche Bank	TRY	13,388	7,517	3-month USD- LIBOR-BBA	7.00	8/18/21	535,591
HSBC Bank USA	TRY	16,212	8,470	3-month USD- LIBOR-BBA	7.85	2/23/22	172,059
JPMorgan Chase Bank	TRY	29,548	15,430	3-month USD- LIBOR-BBA	7.86	7/21/21	289,815

							$6,173,717

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	10,798,200	KRW	—	$6,968,940
Options written		11,830,468		109,662,560	4,265,754
Options expired		(5,104,993)		(109,662,560)	(2,858,524)

Outstanding, end of period	INR	17,523,675	KRW	—	$8,376,170

INR	-	Indian Rupee

KRW	-	South Korean Won

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

32

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps, swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Assets Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(329,906)
Commodity	Futures Contracts*	2,104,788	—
Commodity	Put Options Purchased	16,840	—

		$2,121,628	$(329,906)

Credit	Credit Default Swaps	$60,098,326	$(17,689,295)

		$60,098,326	$(17,689,295)

Equity Price	Futures Contracts*	$1,015,341	$(416,133)

		$1,015,341	$(416,133)

Foreign Exchange	Currency Options Purchased	$2,515,206	$—
Foreign Exchange	Currency Options Written	—	(4,836,663)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	13,131,859	(18,055,668)
Foreign Exchange	Total Return Swaps	50,375	—

		$15,697,440	$(22,892,331)

Interest Rate	Cross-Currency Swaps	$6,173,717	$—
Interest Rate	Futures Contracts*	1,801,239	(632,922)
Interest Rate	Interest Rate Swaps	12,592,784	(11,433,446)
Interest Rate	Interest Rate Swaps (Centrally Cleared)*	502,559	(1,134,701)
Interest Rate	Interest Rate Swaptions	540,264	—

		$21,610,563	$(13,201,069)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts or centrally cleared swap contracts, as applicable, in the Futures Contracts and Swap Contracts tables above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,963,033,016

Gross unrealized appreciation	$14,585,077
Gross unrealized depreciation	(46,317,590)

Net unrealized depreciation	$(31,732,513)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

33

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$648,513,053	$—	$648,513,053
Collateralized Mortgage Obligations	—	30,251,936	—	30,251,936
Mortgage Pass-Throughs	—	5,232,193	—	5,232,193
U.S. Treasury Obligations	—	204,379,863	—	204,379,863
Common Stocks	—	29,000,455 *	—	29,000,455
Precious Metals	25,424,881	—	—	25,424,881
Currency Call Options Purchased	—	1,516,698	—	1,516,698
Currency Put Options Purchased	—	998,508	—	998,508
Interest Rate Swaptions	—	540,264	—	540,264
Put Options Purchased	16,840	—	—	16,840
Short-Term Investments -
Foreign Government Securities	—	411,413,085	—	411,413,085
U.S. Treasury Obligations	—	156,594,507	—	156,594,507
Repurchase Agreements	—	226,904,590	—	226,904,590
Other	—	190,513,630	—	190,513,630
Total Investments	$25,441,721	$1,905,858,782	$—	$1,931,300,503
Forward Foreign Currency Exchange Contracts	$—	$13,131,859	$—	$13,131,859
Swap Contracts	—	79,417,761	—	79,417,761
Futures Contracts	4,921,368	—	—	4,921,368
Total	$30,363,089	$1,998,408,402	$—	$2,028,771,491

Liability Description
Currency Call Options Written	$—	$(6,081)	$—	$(6,081)
Currency Put Options Written	—	(4,830,582)	—	(4,830,582)
Securities Sold Short	—	(222,564,532)	—	(222,564,532)
Forward Commodity Contracts	—	(329,906)	—	(329,906)
Forward Foreign Currency Exchange Contracts	—	(18,055,668)	—	(18,055,668)
Swap Contracts	—	(30,257,442)	—	(30,257,442)
Futures Contracts	(1,049,055)	—	—	(1,049,055)
Total	$(1,049,055)	$(276,044,211)	$—	$(277,093,266)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

34

Eaton Vance

Global Macro Absolute Return Fund

July 31, 2013 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $6,806,745,306 and the Fund owned 91.5% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

July 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 29.7%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	24,274	$33,059,868

Total Albania			$33,059,868

Angola — 0.1%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	5,740	$6,148,975

Total Angola			$6,148,975

Australia — 2.4%
Australia Government Bond, 1.25%, 2/21/22(1)(2)	AUD	25,282	$23,234,418
Australia Government Bond, 5.50%, 4/21/23	AUD	16,587	17,056,551
Australia Government Bond, 5.75%, 7/15/22	AUD	130,198	135,589,968

Total Australia			$175,880,937

Bahrain — 0.5%
Kingdom of Bahrain, 6.125%, 8/1/23(3)	USD	35,564	$35,909,088

Total Bahrain			$35,909,088

Bermuda — 0.7%
Government of Bermuda, 4.854%, 2/6/24(3)	USD	31,245	$31,437,704
Government of Bermuda, 5.603%, 7/20/20(3)	USD	16,732	18,070,560

Total Bermuda			$49,508,264

Brazil — 3.5%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/14	BRL	617,200	$260,849,414

Total Brazil			$260,849,414

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(2)	CRC	1,499,901	$2,616,552
Titulo Propiedad UD, 1.63%, 7/13/16(2)	CRC	167,210	324,720

Total Costa Rica			$2,941,272

Cyprus — 0.1%
Republic of Cyprus, 3.75%, 11/1/15(1)(3)	EUR	5,360	$5,223,219
Republic of Cyprus, 4.625%, 2/3/20(1)(3)	EUR	5,848	4,998,577

Total Cyprus			$10,221,796

Georgia — 0.3%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	10,800	$6,614,923
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	14,630	8,991,756
Georgia Treasury Bond, 9.50%, 11/17/13	GEL	1,000	612,192
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	4,778	3,052,317
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	4,000	2,588,517

Total Georgia			$21,859,705

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$22,986,070

Total Germany			$22,986,070

Ghana — 0.3%
Ghana Government Bond, 14.25%, 7/25/16	GHS	3,540	$1,489,237
Ghana Government Bond, 16.73%, 1/11/16	GHS	7,526	3,416,323
Ghana Government Bond, 16.90%, 3/7/16	GHS	16,005	7,271,241
Ghana Government Bond, 21.00%, 10/26/15	GHS	9,170	4,550,330
Ghana Government Bond, 23.00%, 8/21/17	GHS	3,400	1,791,539
Ghana Government Bond, 26.00%, 6/5/17	GHS	4,801	2,702,178

Total Ghana			$21,220,848

Security	Principal Amount (000’s omitted)		Value
Guatemala — 0.3%
Republic of Guatemala, 4.875%, 2/13/28(3)	USD	20,060	$18,806,250

Total Guatemala			$18,806,250

Hungary — 1.1%
National Bank of Hungary, 8.875%, 11/1/13	USD	14,320	$14,525,623
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	39,283	52,505,754
Republic of Hungary, 4.375%, 7/4/17	EUR	8,654	11,618,190
Republic of Hungary, 5.50%, 5/6/14	GBP	2,983	4,610,042

Total Hungary			$83,259,609

Jamaica — 0.2%
Jamaica Government International Bond, 8.00%, 6/24/19	USD	8,850	$8,761,500
Jamaica Government International Bond, 10.625%, 6/20/17	USD	6,825	7,517,738

Total Jamaica			$16,279,238

Jordan — 0.4%
Jordan Government Bond, 6.648%, 5/22/14	JOD	4,100	$5,861,884
Jordan Government Bond, 6.925%, 6/4/14	JOD	4,000	5,727,300
Jordan Government Bond, 7.078%, 7/18/14	JOD	800	1,148,299
Jordan Government Bond, 7.387%, 8/30/14	JOD	3,300	4,759,047
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	2,912,702
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	2,943,680
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	2,971,754

Total Jordan			$26,324,666

Kenya — 0.0%(4)
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	$2,193,796

Total Kenya			$2,193,796

Lebanon — 0.2%
Lebanon Treasury Note, 5.94%, 1/9/14	LBP	5,821,700	$3,870,413
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	6,062,310	4,138,368
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	2,325,350	1,589,410
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	4,463,130	3,053,946

Total Lebanon			$12,652,137

Mexico — 2.2%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707	$101,129,600
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010	63,415,233

Total Mexico			$164,544,833

Mongolia — 0.0%(4)
Mongolia Government International Bond, 4.125%, 1/5/18(3)	USD	3,800	$3,496,000

Total Mongolia			$3,496,000

New Zealand — 2.5%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	43,565	$34,008,027
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390	28,330,010
New Zealand Government Bond, 5.50%, 4/15/23	NZD	110,101	96,747,230
New Zealand Government Bond, 6.00%, 12/15/17	NZD	33,390	29,310,080

Total New Zealand			$188,395,347

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(3)	USD	8,147	$7,617,445

Total Paraguay			$7,617,445

Philippines — 1.8%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$8,644,584
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	8,120,001
Republic of the Philippines, 5.00%, 8/18/18	PHP	585,790	14,954,289
Republic of the Philippines, 5.875%, 1/31/18	PHP	445,190	11,695,950
Republic of the Philippines, 6.25%, 1/27/14	PHP	635,290	14,970,800
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	42,905,115
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,721,800

Security	Principal Amount (000’s omitted)		Value
Republic of the Philippines, 9.125%, 9/4/16	PHP	879,820	$24,444,187

Total Philippines			$132,456,726

Romania — 2.8%
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	3,660	$5,135,906
Romania Government Bond, 5.75%, 1/27/16	RON	216,270	67,033,144
Romania Government Bond, 5.80%, 10/26/15	RON	226,060	70,100,258
Romania Government Bond, 5.85%, 7/28/14	RON	45,210	13,828,060
Romania Government Bond, 5.90%, 7/26/17	RON	89,230	28,085,191
Romania Government Bond, 6.00%, 4/30/15	RON	32,480	10,049,797
Romania Government Bond, 6.00%, 4/30/16	RON	37,160	11,600,521
Romania Government Bond, 11.00%, 3/5/14	RON	9,870	3,089,965

Total Romania			$208,922,842

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	3,490	$3,123,550
Republic of Rwanda, 6.625%, 5/2/23(3)	USD	19,860	17,774,700

Total Rwanda			$20,898,250

Serbia — 2.3%
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	4,365,640	$49,929,467
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	420,000	4,784,311
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	784,600	8,855,440
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300	8,810,502
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	4,181,000	46,096,808
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280	8,421,075
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	2,254,059
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	11,469,013
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	16,142,809
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	441,321
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,662,279
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	7,293,583

Total Serbia			$168,160,667

Slovenia — 1.6%
Republic of Slovenia, 4.125%, 1/26/20	EUR	9,851	$11,895,659
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	36,477	43,750,641
Republic of Slovenia, 5.85%, 5/10/23(3)	USD	68,886	65,470,632

Total Slovenia			$121,116,932

Sri Lanka — 1.8%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	4,050	$3,928,500
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	2,460	2,490,750
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	36,699	37,157,738
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	3,700	3,737,000
Republic of Sri Lanka, 6.25%, 7/27/21(3)	USD	4,370	4,413,700
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	1,502,670	11,213,383
Sri Lanka Government Bond, 7.50%, 8/1/13	LKR	196,000	1,489,891
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	271,370	1,767,976
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	130,830	867,052
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	306,840	2,122,736
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	3,168,110	21,779,428
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,647,330	11,223,974
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	3,767,430	24,960,448
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	589,910	4,523,204
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	448,760	3,460,338

Total Sri Lanka			$135,136,118

Turkey — 3.2%
Turkey Government Bond, 0.00%, 9/11/13	TRY	33,120	$16,992,735
Turkey Government Bond, 0.00%, 4/9/14	TRY	150,336	73,313,881

Security	Principal Amount (000’s omitted)		Value
Turkey Government Bond, 2.00%, 10/26/22(2)	TRY	14,571	$6,954,323
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	21,959	11,359,720
Turkey Government Bond, 3.00%, 7/21/21(2)	TRY	27,000	13,718,133
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	212,431	116,807,312

Total Turkey			$239,146,104

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	29,058	$1,352,434
Monetary Regulation Bill, 0.00%, 3/26/15(2)	UYU	252,907	11,512,238
Monetary Regulation Bill, 0.00%, 7/2/15(2)	UYU	111,733	5,046,742
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(2)	UYU	35,229	1,631,148
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(2)	UYU	4,632	218,478
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,621,558

Total Uruguay			$21,382,598

Total Foreign Government Bonds (identified cost $2,224,026,409)			$2,211,375,795

Foreign Corporate Bonds & Notes — 0.1%

Security	Principal Amount		Value
Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(2)	USD	3,838,917	$3,514,079

Total Chile (identified cost $3,000,000)			$3,514,079

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$3,514,079

Debt Obligations - United States — 31.9%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$631,372

Total Corporate Bonds & Notes (identified cost $522,393)			$631,372

Collateralized Mortgage Obligations — 1.1%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$223,139	$257,853
Series 1548, Class Z, 7.00%, 7/15/23		222,373	250,844
Series 1650, Class K, 6.50%, 1/15/24		1,415,290	1,562,603
Series 1817, Class Z, 6.50%, 2/15/26		177,246	197,717
Series 1927, Class ZA, 6.50%, 1/15/27		685,133	748,617
Series 2127, Class PG, 6.25%, 2/15/29		959,205	1,067,018
Series 2344, Class ZD, 6.50%, 8/15/31		1,370,041	1,523,182
Series 2458, Class ZB, 7.00%, 6/15/32		2,313,378	2,644,926

			$8,252,760

Security	Principal Amount	Value
Federal National Mortgage Association:
Series 1992-180, Class F, 1.34%, 10/25/22(5)	$831,977	$847,541
Series 1993-16, Class Z, 7.50%, 2/25/23	830,055	946,993
Series 1993-79, Class PL, 7.00%, 6/25/23	579,528	656,401
Series 1993-104, Class ZB, 6.50%, 7/25/23	235,758	266,362
Series 1993-121, Class Z, 7.00%, 7/25/23	3,389,860	3,839,464
Series 1993-141, Class Z, 7.00%, 8/25/23	633,020	717,347
Series 1994-42, Class ZQ, 7.00%, 4/25/24	3,866,373	4,420,941
Series 1994-79, Class Z, 7.00%, 4/25/24	746,138	856,686
Series 1994-89, Class ZQ, 8.00%, 7/25/24	577,355	673,829
Series 1996-35, Class Z, 7.00%, 7/25/26	187,408	214,009
Series 1998-16, Class H, 7.00%, 4/18/28	536,175	614,021
Series 1998-44, Class ZA, 6.50%, 7/20/28	964,368	1,094,329
Series 1999-25, Class Z, 6.00%, 6/25/29	1,193,729	1,321,225
Series 2000-2, Class ZE, 7.50%, 2/25/30	250,523	291,312
Series 2000-49, Class A, 8.00%, 3/18/27	736,907	867,997
Series 2001-31, Class ZA, 6.00%, 7/25/31	8,318,489	9,215,099
Series 2001-37, Class GA, 8.00%, 7/25/16	46,468	49,567
Series 2001-74, Class QE, 6.00%, 12/25/31	2,602,487	2,868,856
Series 2009-48, Class WA, 5.83%, 7/25/39(6)	9,786,685	10,968,994
Series 2011-38, Class SA, 12.93%, 5/25/41(7)	10,946,310	11,187,850
Series G48, Class Z, 7.10%, 12/25/21	709,287	792,435
Series G92-60, Class Z, 7.00%, 10/25/22	1,605,718	1,780,873
Series G93-1, Class K, 6.675%, 1/25/23	1,064,925	1,194,520
Series G93-31, Class PN, 7.00%, 9/25/23	3,220,846	3,649,664
Series G93-41, Class ZQ, 7.00%, 12/25/23	6,559,603	7,438,240
Series G94-7, Class PJ, 7.50%, 5/17/24	1,035,999	1,198,081

		$67,972,636

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$732,048	$825,403
Series 1996-22, Class Z, 7.00%, 10/16/26	583,497	664,430
Series 1999-42, Class Z, 8.00%, 11/16/29	1,731,703	2,055,115
Series 2000-21, Class Z, 9.00%, 3/16/30	2,466,711	3,009,492
Series 2001-35, Class K, 6.45%, 10/26/23	238,992	268,773

		$6,823,213

Total Collateralized Mortgage Obligations (identified cost $78,768,350)		$83,048,609

Mortgage Pass-Throughs — 15.6%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.893%, with maturity at 2035(8)	$5,102,994	$5,444,956
3.255%, with maturity at 2029(8)	870,723	889,594
3.323%, with maturity at 2023(8)	225,679	237,956
4.321%, with maturity at 2030(8)	1,266,749	1,389,721
4.50%, with maturity at 2018	2,036,056	2,154,421
5.00%, with various maturities to 2019	2,427,152	2,577,551
5.50%, with various maturities to 2019	7,455,640	7,909,363
6.00%, with various maturities to 2035	49,005,698	54,599,314
6.50%, with various maturities to 2033	41,961,092	47,292,552
6.60%, with maturity at 2030	2,149,139	2,477,264
7.00%, with various maturities to 2036	42,323,379	48,892,321
7.31%, with maturity at 2026	140,409	155,248
7.50%, with various maturities to 2035	24,187,842	28,413,150
7.95%, with maturity at 2022	342,200	393,512

Security	Principal Amount	Value
8.00%, with various maturities to 2031	$6,315,279	$7,601,250
8.15%, with maturity at 2021	162,027	187,769
8.30%, with maturity at 2021	46,160	51,595
8.47%, with maturity at 2018	68,848	74,978
8.50%, with various maturities to 2028	831,485	976,287
9.00%, with various maturities to 2027	1,553,724	1,837,427
9.50%, with maturity at 2027	175,217	199,403
9.75%, with maturity at 2016	2,862	3,165
10.00%, with various maturities to 2020	469,370	539,478
10.50%, with maturity at 2021	273,282	313,950
11.00%, with maturity at 2016	249,998	272,102

		$214,884,327

Federal National Mortgage Association:
2.203%, with maturity at 2022(8)	$1,725,449	$1,779,202
2.206%, with maturity at 2027(8)	352,599	365,345
2.209%, with maturity at 2038(8)	1,176,727	1,231,210
2.217%, with various maturities to 2033(8)	17,988,516	18,749,887
2.22%, with various maturities to 2035(8)	23,172,090	24,323,440
2.275%, with maturity at 2028(8)	236,499	247,590
2.283%, with maturity at 2035(8)	4,805,446	5,006,232
2.37%, with maturity at 2025(8)	1,250,453	1,304,634
2.57%, with maturity at 2024(8)	885,960	928,623
3.21%, with maturity at 2023(8)	118,426	123,473
3.651%, with maturity at 2034(8)	3,188,239	3,490,127
3.801%, with maturity at 2035(8)	10,244,280	11,214,290
4.061%, with maturity at 2035(8)	8,513,759	9,319,909
5.00%, with various maturities to 2018	3,000,499	3,192,361
5.50%, with various maturities to 2023	12,205,588	12,987,542
6.00%, with various maturities to 2038(9)	315,080,759	343,473,470
6.323%, with maturity at 2032(8)	3,202,850	3,536,595
6.50%, with various maturities to 2038	134,843,894	150,180,149
7.00%, with various maturities to 2036	102,235,308	117,478,640
7.067%, with maturity at 2025(8)	110,976	118,987
7.50%, with various maturities to 2037	72,516,296	84,964,415
8.00%, with various maturities to 2030	5,648,933	6,714,582
8.50%, with various maturities to 2037	9,982,277	12,002,777
9.00%, with various maturities to 2032	2,749,531	3,273,012
9.084%, with maturity at 2028(6)	315,570	345,569
9.50%, with various maturities to 2031	2,292,938	2,779,934
10.411%, with maturity at 2027(6)	325,478	369,375
10.50%, with maturity at 2029	261,595	308,960
11.00%, with maturity at 2016	3,510	3,626
11.50%, with maturity at 2031	374,633	448,814

		$820,262,770

Government National Mortgage Association:
2.00%, with maturity at 2024(8)	$518,126	$538,891
6.00%, with various maturities to 2033	41,292,698	45,611,927
6.50%, with various maturities to 2032	5,964,982	6,832,762
7.00%, with various maturities to 2035	38,175,789	44,751,080
7.50%, with various maturities to 2031	6,176,712	7,233,305
7.75%, with maturity at 2019	28,814	33,153
8.00%, with various maturities to 2034	14,624,633	17,297,468
8.30%, with various maturities to 2020	66,363	73,206
8.50%, with various maturities to 2021	690,736	762,332
9.00%, with various maturities to 2025	308,634	364,254
9.50%, with various maturities to 2026	1,170,289	1,438,960

		$124,937,338

Total Mortgage Pass-Throughs (identified cost $1,143,573,319)		$1,160,084,435

U.S. Government Agency Obligations — 4.2%

Security	Principal Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19(9)	$20,000,000	$22,241,840
4.125%, 3/13/20(9)	65,000,000	72,330,830
4.625%, 9/11/20	19,325,000	22,010,576
5.25%, 12/11/20(9)	11,545,000	13,685,870
5.25%, 12/9/22(9)	14,850,000	17,481,554
5.365%, 9/9/24	12,700,000	15,045,817
5.375%, 9/30/22	49,780,000	59,057,747
5.375%, 8/15/24(9)	22,000,000	26,127,134
5.625%, 6/11/21(9)	12,850,000	15,543,720
5.75%, 6/12/26	14,850,000	17,764,862

		$281,289,950

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$6,015,870
5.50%, 4/26/24	22,500,000	27,195,322

		$33,211,192

Total U.S. Government Agency Obligations (identified cost $289,909,908)		$314,501,142

U.S. Treasury Obligations — 11.0%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(9)	$1,500,000	$2,113,066
U.S. Treasury Bond, 11.25%, 2/15/15(9)	250,000,000	292,275,500
U.S. Treasury Note, 4.00%, 2/15/14	133,600,000	136,407,738
U.S. Treasury Note, 4.25%, 8/15/13	135,900,000	136,120,294
U.S. Treasury Note, 4.25%, 11/15/13(9)	158,200,000	160,118,808
U.S. Treasury Note, 4.75%, 5/15/14(9)	86,500,000	89,647,475

Total U.S. Treasury Obligations (identified cost $816,088,448)		$816,682,881

Total Debt Obligations - United States (identified cost $2,328,862,418)		$2,374,948,439

Common Stocks — 0.8%

Security	Shares	Value
France — 0.1%
Sanofi	40,898	$4,281,354
Total SA	90,550	4,825,265

Total France		$9,106,619

Germany — 0.5%
Deutsche EuroShop AG	319,916	$13,487,209
Deutsche Wohnen AG	738,894	13,023,687
GSW Immobilien AG	313,115	12,698,630

Total Germany		$39,209,526

Security	Shares	Value
Luxembourg — 0.2%
GAGFAH SA(10)	1,109,785	$12,799,664

Total Luxembourg		$12,799,664

Total Common Stocks (identified cost $52,550,700)		$61,115,809

Precious Metals — 2.0%

Description	Troy Ounces	Value
Platinum(10)	104,260	$149,821,390

Total Precious Metals (identified cost $182,943,855)		$149,821,390

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Bank of America	COP	10,531,260	COP	1,845.00	6/12/14	$51,977
Colombian Peso	Citibank NA	COP	61,529,039	COP	1,757.00	2/18/14	76,020
Colombian Peso	Citibank NA	COP	58,748,079	COP	1,757.00	2/18/14	72,584
Colombian Peso	Citibank NA	COP	58,160,190	COP	1,757.00	2/18/14	71,858
Colombian Peso	Citibank NA	COP	39,329,400	COP	1,757.00	2/18/14	48,592
Colombian Peso	Citibank NA	COP	24,390,186	COP	1,757.00	2/18/14	30,135
Colombian Peso	Citibank NA	COP	119,991,420	COP	1,845.00	6/12/14	592,218
Colombian Peso	JPMorgan Chase Bank	COP	23,314,690	COP	1,757.00	2/18/14	28,806
Colombian Peso	JPMorgan Chase Bank	COP	18,580,951	COP	1,757.00	2/18/14	22,957
Colombian Peso	JPMorgan Chase Bank	COP	14,352,100	COP	1,757.00	2/18/14	17,732
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	2,863,000	INR	54.00	8/12/13	1,130
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	1,762,000	INR	54.00	8/12/13	695
Indian Rupee	Bank of America	INR	2,904,000	INR	54.00	8/12/13	1,146
Indian Rupee	Bank of America	INR	3,432,000	INR	55.00	8/16/13	7,055
Indian Rupee	Barclays Bank PLC	INR	2,920,000	INR	54.00	8/12/13	1,153
Indian Rupee	Deutsche Bank	INR	2,570,000	INR	54.00	8/12/13	1,014
Indian Rupee	Deutsche Bank	INR	2,834,553	INR	57.00	6/16/14	295,341
Indian Rupee	Goldman Sachs International	INR	1,700,000	INR	54.00	8/12/13	671
Indian Rupee	Goldman Sachs International	INR	2,185,000	INR	55.00	8/19/13	4,636
Indian Rupee	Goldman Sachs International	INR	2,679,061	INR	56.50	6/9/14	231,632
Indian Rupee	Goldman Sachs International	INR	3,556,520	INR	59.00	7/1/14	702,322
Indian Rupee	JPMorgan Chase Bank	INR	1,951,000	INR	54.00	8/12/13	770
Indian Rupee	JPMorgan Chase Bank	INR	1,538,000	INR	54.00	8/12/13	607

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	JPMorgan Chase Bank	INR	2,667,478	INR	56.50	6/9/14	$230,631
Indian Rupee	JPMorgan Chase Bank	INR	2,512,845	INR	57.00	6/16/14	261,821
Indian Rupee	JPMorgan Chase Bank	INR	4,323,539	INR	58.00	6/19/14	622,739
Indian Rupee	JPMorgan Chase Bank	INR	3,387,190	INR	59.00	7/1/14	668,884

Total Currency Call Options Purchased (identified cost $15,369,191)							$4,045,126

Currency Put Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP 166,991	GBP	1.35	3/13/14	$840,602
British Pound Sterling	Citibank NA	GBP 123,052	GBP	1.40	3/13/14	1,186,241
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP 79,501	GBP	1.35	3/13/14	400,194

Total Currency Put Options Purchased (identified cost $6,495,708)						$2,427,037

Interest Rate Swaptions — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$2,242,096

Total Interest Rate Swaptions (identified cost $6,205,080)				$2,242,096

Put Options Purchased — 0.0%(4)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Brent Crude Oil Future 9/2013	Not Applicable	1,360	USD	95.00	8/12/13	$54,400

Total Put Options Purchased (identified cost $9,622,080)						$54,400

Short-Term Investments — 42.4%

Foreign Government Securities — 15.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.0%(4)
Georgia Treasury Bill, 0.00%, 1/16/14	GEL	2,000	$1,181,666
Georgia Treasury Bill, 0.00%, 5/8/14	GEL	1,555	903,844

Total Georgia			$2,085,510

Hong Kong — 1.4%
Hong Kong Treasury Bill, 0.00%, 8/7/13	HKD	817,500	$105,407,193

Total Hong Kong			$105,407,193

Kenya — 0.6%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	1,379,200	$14,943,394
Kenya Treasury Bill, 0.00%, 4/21/14	KES	1,481,600	16,015,987
Kenya Treasury Bill, 0.00%, 6/9/14	KES	736,000	7,820,668
Kenya Treasury Bill, 0.00%, 6/16/14	KES	620,000	6,570,947

Total Kenya			$45,350,996

Lebanon — 0.8%
Lebanon Treasury Bill, 0.00%, 10/10/13	LBP	6,772,560	$4,444,248
Lebanon Treasury Bill, 0.00%, 11/7/13	LBP	1,651,910	1,079,958
Lebanon Treasury Bill, 0.00%, 11/21/13	LBP	13,920,650	9,083,755
Lebanon Treasury Bill, 0.00%, 12/19/13	LBP	5,334,890	3,468,145
Lebanon Treasury Bill, 0.00%, 1/2/14	LBP	11,769,410	7,636,723
Lebanon Treasury Bill, 0.00%, 1/16/14	LBP	24,605,000	15,925,398
Lebanon Treasury Bill, 0.00%, 1/30/14	LBP	1,428,620	922,870
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	7,185,560	4,588,643
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	4,849,740	3,078,320
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	5,792,720	3,668,766
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	7,624,760	4,809,405
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,783,000	3,010,764

Total Lebanon			$61,716,995

Malaysia — 3.5%
Bank Negara Monetary Note, 0.00%, 8/13/13	MYR	114,154	$35,155,529
Bank Negara Monetary Note, 0.00%, 8/15/13	MYR	37,218	11,460,092
Bank Negara Monetary Note, 0.00%, 9/5/13	MYR	33,616	10,333,921
Bank Negara Monetary Note, 0.00%, 9/17/13	MYR	145,189	44,589,661
Bank Negara Monetary Note, 0.00%, 10/22/13	MYR	71,802	21,990,232
Bank Negara Monetary Note, 0.00%, 10/29/13	MYR	76,749	23,492,281
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	106,868	32,679,864
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	244,353	74,679,604
Bank Negara Monetary Note, 0.00%, 12/10/13	MYR	7,100	2,166,259

Total Malaysia			$256,547,443

Mexico — 1.3%
Mexico Cetes, 0.00%, 3/6/14	MXN	756,615	$57,875,398
Mexico Cetes, 0.00%, 4/3/14	MXN	404,410	30,826,242
Mexico Cetes, 0.00%, 6/26/14	MXN	123,580	9,335,054

Total Mexico			$98,036,694

Nigeria — 3.0%
Nigeria Treasury Bill, 0.00%, 8/8/13	NGN	862,737	$5,362,041
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	26,180,000	161,271,897
Nigeria Treasury Bill, 0.00%, 9/26/13	NGN	316,884	1,936,584
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	8,231,704	50,046,597

Total Nigeria			$218,617,119

Security	Principal Amount (000’s omitted)		Value
Philippines — 1.5%
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	1,569,920	$36,142,259
Philippine Treasury Bill, 0.00%, 8/22/13	PHP	94,120	2,165,901
Philippine Treasury Bill, 0.00%, 9/4/13	PHP	292,910	6,738,049
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	171,260	3,938,103
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	782,360	17,983,286
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	1,300,560	29,868,045
Philippine Treasury Bill, 0.00%, 12/11/13	PHP	200,000	4,590,084
Philippine Treasury Bill, 0.00%, 1/2/14	PHP	543,750	12,475,088

Total Philippines			$113,900,815

Romania — 0.5%
Romania Treasury Bill, 0.00%, 1/15/14	RON	125,400	$37,045,830

Total Romania			$37,045,830

Serbia — 0.9%
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	3,371,200	$38,971,348
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	670,500	7,654,181
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	52,450	580,529
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	735,380	8,044,749
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	1,313,930	14,148,455

Total Serbia			$69,399,262

Singapore — 0.0%(4)
Monetary Authority of Singapore Bill, 0.00%, 9/20/13	SGD	1,100	$865,324

Total Singapore			$865,324

Sri Lanka — 1.7%
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	105,900	$799,815
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	882,170	6,607,805
Sri Lanka Treasury Bill, 0.00%, 10/18/13	LKR	681,000	5,084,271
Sri Lanka Treasury Bill, 0.00%, 10/25/13	LKR	642,000	4,785,286
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	669,390	4,981,207
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	1,490,130	10,984,289
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	2,111,800	15,505,931
Sri Lanka Treasury Bill, 0.00%, 2/21/14	LKR	2,028,500	14,620,534
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	719,480	5,175,492
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	2,976,230	21,366,995
Sri Lanka Treasury Bill, 0.00%, 3/21/14	LKR	1,557,360	11,136,357
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	1,828,620	13,050,060
Sri Lanka Treasury Bill, 0.00%, 4/4/14	LKR	202,200	1,440,125
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	170,430	1,211,400
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	224,870	1,591,877
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	355,830	2,508,811
Sri Lanka Treasury Bill, 0.00%, 7/25/14	LKR	295,330	2,037,207

Total Sri Lanka			$122,887,462

Uruguay — 0.4%
Monetary Regulation Bill, 0.00%, 9/13/13	UYU	20,000	$931,601
Monetary Regulation Bill, 0.00%, 1/31/14(2)	UYU	13,978	651,250
Monetary Regulation Bill, 0.00%, 4/16/14(2)	UYU	242,646	11,271,493
Monetary Regulation Bill, 0.00%, 5/16/14(2)	UYU	338,580	15,705,569

Total Uruguay			$28,559,913

Zambia — 0.0%(4)
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	14,780	$2,389,101

Total Zambia			$2,389,101

Total Foreign Government Securities (identified cost $1,190,310,631)			$1,162,809,657

U.S. Treasury Obligations — 5.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/22/13		$155,500	$155,499,378
U.S. Treasury Bill, 0.00%, 9/19/13(9)		54,420	54,418,150
U.S. Treasury Bill, 0.00%, 9/26/13		64,800	64,797,214
U.S. Treasury Bill, 0.00%, 10/24/13		114,300	114,293,370

Total U.S. Treasury Obligations (identified cost $389,001,289)			$389,008,112

Repurchase Agreements — 11.6%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 17,039,211, collateralized by EUR 14,700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $22,516,206.	EUR	17,052	$22,685,125
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 22,263,540, collateralized by EUR 18,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $29,460,953.	EUR	22,280	29,640,526
Dated 6/19/13 with a maturity date of 8/23/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 24,452,497, collateralized by EUR 20,760,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $32,409,584.	EUR	24,471	32,554,790
Dated 7/10/13 with a maturity date of 8/13/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 73,652,557, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $97,844,713.	EUR	73,658	97,991,504
Dated 7/17/13 with an interest rate of 0.35%, collateralized by USD 10,000,000 Qatar Government International Bond 6.40%, due 1/20/40 and a market value, including accrued interest, of $11,744,556.(11)	USD	11,963	11,962,500
Dated 7/19/13 with a maturity date of 9/9/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 48,888,853, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $64,891,830.	EUR	48,895	65,047,081
Dated 7/24/13 with a maturity date of 8/28/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 13,532,127, collateralized by USD 13,570,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $13,424,924.	USD	13,536	13,536,075
Barclays Bank PLC:
Dated 5/14/13 with an interest rate of 0.50%, collateralized by USD 25,000,000 Bolivarian Republic of Venezuela 10.75%, due 9/19/13 and a market value, including accrued interest, of $26,205,417.(11)	USD	25,938	25,937,500
Dated 7/2/13 with a maturity date of 8/21/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 56,078,678, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $75,018,261.	EUR	56,086	74,613,999
Dated 7/2/13 with an interest rate of 0.50%, collateralized by USD 15,000,000 Bolivarian Republic of Venezuela 9.75%, due 5/17/35 and a market value, including accrued interest, of $12,150,625.(11)	USD	12,495	12,495,000
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.10% and repurchase proceeds of USD 7,776,970, collateralized by USD 6,440,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $7,810,933.	USD	7,776	7,776,300

Description	Principal Amount (000’s omitted)		Value
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.10% and repurchase proceeds of USD 9,273,961, collateralized by USD 8,090,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $9,053,553.	USD	9,273	$9,273,163
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.20% and repurchase proceeds of USD 22,938,637, collateralized by USD 23,225,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $22,845,744.	USD	22,935	22,934,688
Dated 7/12/13 with a maturity date of 8/19/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 15,558,132, collateralized by USD 13,460,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $15,468,204.	USD	15,563	15,563,125
Dated 7/12/13 with a maturity date of 8/19/13, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 6,918,436, collateralized by USD 6,243,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $6,690,979.	USD	6,922	6,921,926
Dated 7/18/13 with a maturity date of 8/23/13, an interest rate of 0.10% and repurchase proceeds of USD 555,257, collateralized by USD 490,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $548,361.	USD	555	555,211
Dated 7/18/13 with a maturity date of 8/23/13, an interest rate of 0.20% and repurchase proceeds of USD 2,182,713, collateralized by USD 2,220,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,183,748.	USD	2,182	2,182,349
Dated 7/24/13 with a maturity date of 8/29/13, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 6,781,594, collateralized by USD 6,808,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $6,735,216.	USD	6,782	6,782,470
Citibank NA:
Dated 7/24/13 with a maturity date of 8/29/13, an interest rate of 0.16% payable by the Portfolio and repurchase proceeds of EUR 89,532,703, collateralized by EUR 77,194,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $119,771,657.	EUR	89,545	119,126,226
JPMorgan Chase Bank:
Dated 6/10/13 with an interest rate of 0.40%, collateralized by USD 10,000,000 Vietnam Government Bond 6.875%, due 1/15/16 and a market value, including accrued interest, of $10,855,556.(11)	USD	11,106	11,105,729
Dated 7/22/13 with an interest rate of 0.40%, collateralized by USD 10,000,000 Bolivarian Republic of Venezuela 7.75%, due 10/13/19 and a market value, including accrued interest, of $8,732,500.(11)	USD	8,685	8,685,000
Dated 7/30/13 with an interest rate of 0.40%, collateralized by USD 5,000,000 Bolivarian Republic of Venezuela 9.00%, due 5/7/23 and a market value, including accrued interest, of $4,280,000.(11)	USD	4,218	4,217,500
Nomura International PLC:
Dated 6/25/13 with a maturity date of 10/16/13, an interest rate of 0.20% and repurchase proceeds of USD 9,198,931, collateralized by USD 7,638,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $9,263,960.	USD	9,194	9,194,232
Dated 7/11/13 with a maturity date of 8/15/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 4,413,693, collateralized by USD 3,640,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $4,414,875.	USD	4,416	4,415,533
Dated 7/11/13 with a maturity date of 8/15/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 7,567,544 collateralized by USD 6,241,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $7,569,570.	USD	7,571	7,570,699

Description	Principal Amount (000’s omitted)		Value
Dated 7/16/13 with a maturity date of 8/27/13, an interest rate of 0.04% payable by the Portfolio and repurchase proceeds of EUR 31,130,401, collateralized by EUR 30,900,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $41,288,438.	EUR	31,132	$41,416,117
Dated 7/22/13 with a maturity date of 8/12/13, an interest rate of 0.00% and repurchase proceeds of EUR 66,758,400, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $88,800,921.	EUR	66,758	88,812,024
Dated 7/22/13 with a maturity date of 9/6/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 56,735,222, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $75,246,712.	EUR	56,742	75,486,709
Dated 7/26/13 with a maturity date of 8/9/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 15,719,607, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $20,910,745.	EUR	15,720	20,913,099
Dated 7/31/13 with a maturity date of 9/4/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 9,286,591, collateralized by USD 8,760,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $9,297,645.	USD	9,290	9,290,462

Total Repurchase Agreements (identified cost $849,916,769)			$858,686,662

Other — 10.0%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(12)		$746,069	$746,069,292

Total Other (identified cost $746,069,292)			$746,069,292

Total Short-Term Investments (identified cost $3,175,297,981)			$3,156,573,723

Total Investments — 107.1% (identified cost $8,004,373,422)			$7,966,117,894

Currency Call Options Written — (0.0)%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	3,643,326	INR	54.00	8/12/13	$(1,438)
Indian Rupee	Citibank NA	INR	3,463,398	INR	54.00	8/12/13	(1,367)
Indian Rupee	Deutsche Bank	INR	1,861,654	INR	54.00	8/12/13	(735)
Indian Rupee	Goldman Sachs International	INR	3,432,000	INR	55.00	8/16/13	(7,055)
Indian Rupee	HSBC Bank USA	INR	3,780,918	INR	54.00	8/12/13	(1,492)
Indian Rupee	JPMorgan Chase Bank	INR	2,185,000	INR	55.00	8/19/13	(4,636)
Indian Rupee	Nomura International PLC	INR	3,780,918	INR	54.00	8/12/13	(1,492)
Indian Rupee	Standard Chartered Bank	INR	1,734,786	INR	54.00	8/12/13	(685)

Total Currency Call Options Written (premiums received $17,480,977)							$(18,900)

Currency Put Options Written — (0.2)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	2,725,627	INR	67.00	6/16/14	$(1,605,313)
Indian Rupee	Goldman Sachs International	INR	2,438,735	INR	65.00	6/9/14	(1,848,411)
Indian Rupee	Goldman Sachs International	INR	4,340,160	INR	72.00	7/1/14	(1,442,922)
Indian Rupee	JPMorgan Chase Bank	INR	2,482,090	INR	65.00	6/9/14	(1,881,272)
Indian Rupee	JPMorgan Chase Bank	INR	2,302,723	INR	67.00	6/16/14	(1,356,235)
Indian Rupee	JPMorgan Chase Bank	INR	5,218,064	INR	70.00	6/19/14	(2,113,987)
Indian Rupee	JPMorgan Chase Bank	INR	4,133,520	INR	72.00	7/1/14	(1,374,223)

Total Currency Put Options Written (premiums received $6,399,976)							$(11,622,363)

Other Assets, Less Liabilities — (6.9)%							$(513,434,590)

Net Assets — 100.0%							$7,441,042,041

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BRL	-	Brazilian Real

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HKD	-	Hong Kong Dollar

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $187,337,158 or 2.5% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $250,375,613 or 3.4% of the Portfolio’s net assets.

(4)	Amount is less than 0.05%.

(5)	Floating-rate security.

(6)	Weighted average fixed-rate coupon that changes/updates monthly.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2013.

(8)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2013.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(10)	Non-income producing.

(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $424,279.

Securities Sold Short — (10.4)%

Foreign Government Bonds — (10.4)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (1.2)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(86,383,985)

Total Belgium			$(86,383,985)

Dominican Republic — (0.5)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(13,570)	$(13,196,825)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(6,808)	(6,620,780)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(13,460)	(15,142,500)

Total Dominican Republic			$(34,960,105)

France — (5.7)%
Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(161,274,655)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(73,400,168)
Government of France, 4.00%, 10/25/38	EUR	(125,544)	(189,665,000)

Total France			$(424,339,823)

Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(30,900)	$(41,223,116)

Total Germany			$(41,223,116)

Security	Principal Amount (000’s omitted)		Value
Qatar — (1.1)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(8,760)	$(9,285,600)
Qatar Government International Bond, 5.25%, 1/20/20	USD	(8,580)	(9,588,150)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(6,243)	(6,680,010)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(23,959)	(28,571,108)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(25,445)	(24,999,712)

Total Qatar			$(79,124,580)

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(20,905,716)

Total Spain			$(20,905,716)

Supranational — (1.1)%
European Investment Bank, 3.625%, 1/15/21	EUR	(14,700)	$(22,131,647)
European Investment Bank, 4.25%, 4/15/19	EUR	(20,760)	(32,062,277)
European Investment Bank, 4.625%, 4/15/20	EUR	(18,300)	(29,127,788)

Total Supranational			$(83,321,712)

Total Foreign Government Bonds (proceeds $741,672,113)			$(770,259,037)

Total Securities Sold Short (proceeds $741,672,113)			$(770,259,037)

EUR	-	Euro

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2013 were $220,963,643 or 3.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/1/13	Hong Kong Dollar 696,002,234	United States Dollar 89,726,854	Goldman Sachs International	$(15,040)
8/5/13	Euro 56,400,000	United States Dollar 75,028,920	Goldman Sachs International	(3,549)
8/5/13	Euro 61,070,000	United States Dollar 79,381,840	Goldman Sachs International	(1,863,424)
8/5/13	Swiss Franc 69,581,582	Euro 56,400,000	Standard Chartered Bank	(154,286)
8/7/13	New Taiwan Dollar 761,465,000	United States Dollar 25,822,877	Credit Suisse International	434,377
8/7/13	New Taiwan Dollar 249,355,000	United States Dollar 8,456,152	JPMorgan Chase Bank	142,244
8/12/13	British Pound Sterling 26,598,000	United States Dollar 41,764,845	Goldman Sachs International	1,305,537
8/12/13	British Pound Sterling 51,386,000	United States Dollar 79,389,315	Goldman Sachs International	1,223,965
8/12/13	British Pound Sterling 17,254,800	United States Dollar 26,833,112	Goldman Sachs International	586,129
8/12/13	British Pound Sterling 22,573,608	United States Dollar 34,903,426	Goldman Sachs International	565,786
8/12/13	British Pound Sterling 23,192,000	United States Dollar 35,811,764	Goldman Sachs International	533,463
8/13/13	Malaysian Ringgit 121,700,000	United States Dollar 38,138,515	Nomura International PLC	652,893
8/15/13	Malaysian Ringgit 116,331,000	United States Dollar 35,909,063	JPMorgan Chase Bank	82,355
8/15/13	Malaysian Ringgit 116,331,000	United States Dollar 35,923,478	Standard Chartered Bank	96,770
8/21/13	Chilean Peso 1,984,800,000	United States Dollar 3,910,551	Bank of Nova Scotia	58,849
8/21/13	Chilean Peso 5,268,524,000	United States Dollar 10,876,391	JPMorgan Chase Bank	652,297
8/21/13	Chilean Peso 2,493,472,000	United States Dollar 4,910,343	JPMorgan Chase Bank	71,512
8/21/13	Chilean Peso 11,534,377,000	United States Dollar 23,672,400	Standard Chartered Bank	1,288,794
8/30/13	Singapore Dollar 18,926,000	Euro 11,332,934	Goldman Sachs International	185,452
9/5/13	Malaysian Ringgit 127,878,000	United States Dollar 39,292,672	Bank of America	(31,583)
9/5/13	Malaysian Ringgit 82,330,000	United States Dollar 25,301,168	Deutsche Bank	(16,446)
9/5/13	Malaysian Ringgit 78,194,000	United States Dollar 24,022,734	Goldman Sachs International	(23,003)
9/5/13	Malaysian Ringgit 119,552,000	United States Dollar 36,728,725	HSBC Bank USA	(35,169)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
9/5/13	Malaysian Ringgit 2,280,000	United States Dollar 700,375	JPMorgan Chase Bank	$(757)
9/5/13	Malaysian Ringgit 75,370,000	United States Dollar 23,160,838	Standard Chartered Bank	(16,479)
9/5/13	Russian Ruble 3,972,411,817	United States Dollar 120,439,985	Bank of America	624,885
9/5/13	Russian Ruble 1,093,515,901	United States Dollar 33,194,685	Citibank NA	212,274
9/5/13	Russian Ruble 1,350,066,432	United States Dollar 40,994,957	Standard Chartered Bank	274,520
9/10/13	Euro 118,673,542	United States Dollar 155,637,383	Bank of America	(2,260,564)
9/10/13	Euro 27,380,690	United States Dollar 36,026,635	Goldman Sachs International	(404,020)
9/10/13	Russian Ruble 3,089,130,136	United States Dollar 94,570,033	Bank of America	1,470,133
9/10/13	Russian Ruble 1,459,458,237	United States Dollar 44,693,255	BNP Paribas	708,246
9/10/13	Russian Ruble 1,221,156,791	United States Dollar 37,396,279	Standard Chartered Bank	593,176
9/11/13	New Turkish Lira 70,000,000	United States Dollar 35,312,516	Citibank NA	(572,617)
9/11/13	New Turkish Lira 53,002,772	United States Dollar 27,321,016	Goldman Sachs International	149,424
9/11/13	New Turkish Lira 65,556,405	United States Dollar 33,062,540	Standard Chartered Bank	(544,606)
9/11/13	South African Rand 1,112,487,438	United States Dollar 109,761,476	Standard Chartered Bank	(2,369,565)
9/13/13	Serbian Dinar 1,914,404,000	Euro 16,577,797	Citibank NA	(103,988)
9/16/13	Russian Ruble 568,662,000	United States Dollar 17,596,373	JPMorgan Chase Bank	474,375
9/17/13	Japanese Yen 15,859,919,000	United States Dollar 159,765,478	Bank of America	(2,257,338)
9/17/13	Japanese Yen 19,671,581,000	United States Dollar 198,202,327	Goldman Sachs International	(2,759,919)
9/25/13	New Taiwan Dollar 885,500,000	United States Dollar 29,418,605	Goldman Sachs International	(82,803)
9/25/13	New Taiwan Dollar 885,500,000	United States Dollar 29,360,080	Standard Chartered Bank	(141,328)
9/30/13	New Zealand Dollar 87,379,283	United States Dollar 67,828,169	Goldman Sachs International	(1,667,031)
9/30/13	New Zealand Dollar 160,270,000	United States Dollar 124,391,958	Wells Fargo Bank NA	(3,075,277)
10/2/13	Australian Dollar 25,469,000	United States Dollar 23,332,660	Goldman Sachs International	533,582
10/2/13	Australian Dollar 15,160,000	United States Dollar 13,818,340	Goldman Sachs International	247,567
10/2/13	Australian Dollar 147,564,422	United States Dollar 134,554,405	JPMorgan Chase Bank	2,459,199
10/2/13	Australian Dollar 147,500,000	United States Dollar 134,494,925	Standard Chartered Bank	2,457,388
10/2/13	Australian Dollar 5,674,000	United States Dollar 5,204,533	Standard Chartered Bank	125,340
10/2/13	South African Rand 366,383,826	United States Dollar 36,167,357	Standard Chartered Bank	(650,883)
10/15/13	Hungarian Forint 6,352,935,000	Euro 21,548,521	Bank of America	622,068
10/15/13	Hungarian Forint 30,065,737,391	Euro 102,007,659	Credit Suisse International	2,980,817

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
10/15/13	Hungarian Forint 22,900,712,000	Euro 77,676,928	JPMorgan Chase Bank	$2,242,397
10/15/13	Hungarian Forint 6,292,861,413	Euro 21,355,623	Standard Chartered Bank	630,644
10/15/13	New Taiwan Dollar 1,665,853,000	United States Dollar 55,755,171	Goldman Sachs International	238,206
10/30/13	Euro 153,050,932	United States Dollar 203,208,784	Australia and New Zealand Banking Group Limited	(467,424)
10/30/13	Euro 133,713,098	United States Dollar 177,549,600	Bank of America	(392,320)
10/30/13	Euro 247,390,418	United States Dollar 328,613,640	Goldman Sachs International	(607,106)
10/30/13	Euro 19,150,000	United States Dollar 25,437,520	Toronto-Dominion Bank	(46,803)
10/31/13	British Pound Sterling 2,834,615	United States Dollar 4,286,194	State Street Bank and Trust Co.	(23,515)
11/1/13	Japanese Yen 4,751,054,000	United States Dollar 48,414,931	Standard Chartered Bank	(133,343)
11/5/13	Swiss Franc 69,580,680	United States Dollar 75,218,291	Goldman Sachs International	(29,284)
12/16/13	Russian Ruble 332,551,000	United States Dollar 10,132,572	Goldman Sachs International	261,402
12/16/13	Russian Ruble 91,092,000	United States Dollar 2,808,448	JPMorgan Chase Bank	104,548
12/18/13	Sri Lanka Rupee 611,085,992	United States Dollar 4,606,755	HSBC Bank USA	84,112
12/18/13	Sri Lanka Rupee 253,759,498	United States Dollar 1,910,120	HSBC Bank USA	32,049
1/3/14	Brazilian Real 243,767,319	United States Dollar 107,804,404	BNP Paribas	4,310,116
1/3/14	Brazilian Real 41,342,000	United States Dollar 17,781,505	BNP Paribas	229,272
1/3/14	Brazilian Real 12,313,481	United States Dollar 5,410,141	Deutsche Bank	182,308
1/3/14	Brazilian Real 319,777,200	United States Dollar 140,561,407	State Street Bank and Trust Co.	4,796,228
1/9/14	Sri Lanka Rupee 542,740,000	United States Dollar 4,032,244	HSBC Bank USA	29,753
1/21/14	Sri Lanka Rupee 370,000,000	United States Dollar 2,711,616	HSBC Bank USA	(11,690)
3/21/14	Croatian Kuna 17,744,000	Euro 2,303,817	Citibank NA	(55,253)
3/21/14	Croatian Kuna 23,369,000	Euro 3,031,746	Citibank NA	(75,966)
3/21/14	Croatian Kuna 66,463,000	Euro 8,676,066	Citibank NA	(144,702)
3/21/14	Croatian Kuna 52,270,000	Euro 6,837,148	Deutsche Bank	(95,378)
4/2/14	Croatian Kuna 27,534,000	Euro 3,573,060	Citibank NA	(86,896)
4/2/14	Croatian Kuna 51,945,100	Euro 6,778,248	Citibank NA	(114,148)
4/2/14	Croatian Kuna 59,520,000	Euro 7,760,357	Citibank NA	(139,223)
4/2/14	Croatian Kuna 67,854,000	Euro 8,849,271	Citibank NA	(155,644)
4/2/14	Croatian Kuna 15,747,800	Euro 2,041,060	Deutsche Bank	(53,050)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
4/3/14	Croatian Kuna 6,805,000	Euro 884,226	Citibank NA	$(19,921)
4/3/14	Croatian Kuna 54,318,000	Euro 7,053,370	Citibank NA	(165,114)

				$13,087,997

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/5/13	Swiss Franc 69,580,680	United States Dollar 75,157,356	Goldman Sachs International	$28,424
8/8/13	Indian Rupee 1,642,614,000	United States Dollar 27,202,352	JPMorgan Chase Bank	(222,837)
8/8/13	Zambian Kwacha 9,533,000	United States Dollar 1,739,599	Standard Chartered Bank	(2,607)
8/8/13	Zambian Kwacha 10,980,000	United States Dollar 2,003,650	Standard Chartered Bank	(3,003)
8/8/13	Zambian Kwacha 11,205,000	United States Dollar 2,045,828	Standard Chartered Bank	(4,185)
8/8/13	Zambian Kwacha 37,260,000	United States Dollar 6,801,008	Standard Chartered Bank	(11,928)
8/20/13	Colombian Peso 25,529,367,000	United States Dollar 13,734,696	Citibank NA	(286,907)
8/20/13	Colombian Peso 39,733,378,000	United States Dollar 21,376,397	Morgan Stanley & Co. International PLC	(446,537)
8/30/13	Singapore Dollar 19,720,000	Euro 12,092,225	Citibank NA	(570,876)
8/30/13	Singapore Dollar 25,965,000	Euro 15,908,708	Deutsche Bank	(734,466)
8/30/13	Singapore Dollar 28,547,000	Euro 17,497,181	Standard Chartered Bank	(816,132)
9/3/13	Georgian Lari 1,697,200	United States Dollar 1,000,000	Liberty Bank	22,734
9/3/13	Philippine Peso 652,639,846	United States Dollar 15,087,497	Goldman Sachs International	(30,631)
9/3/13	Philippine Peso 331,616,925	United States Dollar 7,666,203	JPMorgan Chase Bank	(15,564)
9/3/13	Singapore Dollar 91,636,000	United States Dollar 72,269,279	Goldman Sachs International	(161,506)
9/5/13	Philippine Peso 491,853,000	United States Dollar 11,317,893	Bank of America	29,880
9/5/13	Philippine Peso 408,221,000	United States Dollar 9,394,541	Goldman Sachs International	23,718
9/5/13	Philippine Peso 429,706,000	United States Dollar 9,885,571	JPMorgan Chase Bank	28,379
9/9/13	Norwegian Krone 119,514,000	Euro 14,979,132	Goldman Sachs International	322,871
9/12/13	Kenyan Shilling 950,000,000	United States Dollar 10,857,143	Standard Chartered Bank	(62,792)
9/13/13	Serbian Dinar 1,033,009,330	Euro 8,996,380	Deutsche Bank	(11,782)
9/16/13	Russian Ruble 568,662,000	United States Dollar 17,776,243	HSBC Bank USA	(654,244)
9/18/13	Indian Rupee 2,091,328,000	United States Dollar 34,784,448	Standard Chartered Bank	(750,061)
9/18/13	Israeli Shekel 65,277,000	Euro 13,869,837	Citibank NA	(159,628)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/18/13	Polish Zloty 119,690,000	Euro 28,028,476	Standard Chartered Bank	$46,411
9/20/13	Norwegian Krone 1,007,856,130	Euro 126,996,400	Citibank NA	1,743,063
9/20/13	Swedish Krona 482,705,750	Euro 55,319,686	Deutsche Bank	368,768
9/20/13	Swedish Krona 482,705,750	Euro 55,320,003	Standard Chartered Bank	368,346
9/23/13	Indian Rupee 1,815,523,000	United States Dollar 29,959,125	Goldman Sachs International	(448,823)
9/24/13	Singapore Dollar 178,788,000	United States Dollar 140,933,312	JPMorgan Chase Bank	(244,594)
9/25/13	Israeli Shekel 65,817,000	United States Dollar 18,384,123	Citibank NA	59,467
9/25/13	Philippine Peso 284,966,000	United States Dollar 6,598,383	JPMorgan Chase Bank	(21,630)
9/26/13	Colombian Peso 69,508,500,180	United States Dollar 36,476,870	Standard Chartered Bank	(16,363)
9/30/13	Philippine Peso 80,730,000	United States Dollar 1,868,318	BNP Paribas	(4,990)
9/30/13	Romanian Leu 12,523,000	Euro 2,807,848	Citibank NA	15,336
9/30/13	Romanian Leu 59,036,486	Euro 13,132,352	JPMorgan Chase Bank	211,383
10/1/13	Philippine Peso 326,338,545	United States Dollar 7,540,692	Goldman Sachs International	(8,354)
10/1/13	Philippine Peso 659,402,684	United States Dollar 15,229,755	JPMorgan Chase Bank	(9,843)
10/10/13	Philippine Peso 814,870,000	United States Dollar 18,634,118	Bank of America	173,042
10/10/13	Philippine Peso 709,300,000	United States Dollar 16,223,696	Goldman Sachs International	146,913
10/15/13	Kenyan Shilling 400,000,000	United States Dollar 4,542,873	Standard Chartered Bank	(19,125)
10/21/13	Singapore Dollar 5,724,000	United States Dollar 4,540,263	JPMorgan Chase Bank	(35,952)
10/24/13	Indian Rupee 1,799,688,000	United States Dollar 29,686,555	Bank of America	(679,107)
10/24/13	Indian Rupee 1,658,449,000	United States Dollar 27,356,762	JPMorgan Chase Bank	(625,810)
10/31/13	Indian Rupee 951,504,000	United States Dollar 15,702,163	BNP Paribas	(396,394)
10/31/13	Indian Rupee 970,996,000	United States Dollar 16,023,830	Goldman Sachs International	(404,515)
11/29/13	Kenyan Shilling 400,000,000	United States Dollar 4,610,951	Standard Chartered Bank	(113,407)
12/16/13	Russian Ruble 423,643,000	United States Dollar 13,077,419	Credit Suisse International	(502,350)
4/11/14	Kenyan Shilling 364,920,000	United States Dollar 3,960,065	Standard Chartered Bank	16,117
5/16/14	Russian Ruble 1,072,798,671	United States Dollar 32,288,899	Bank of America	(1,183,680)
5/16/14	Russian Ruble 3,048,740,095	United States Dollar 91,471,350	Bank of America	(3,074,773)
5/16/14	Russian Ruble 1,209,191,544	United States Dollar 36,241,317	Citibank NA	(1,181,460)
5/16/14	Russian Ruble 1,420,579,266	United States Dollar 42,567,361	Standard Chartered Bank	(1,378,431)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
5/27/14	Russian Ruble 460,507,075	United States Dollar 13,833,195	Bank of America	$(500,888)
5/27/14	Russian Ruble 2,788,603,474	United States Dollar 84,144,565	Bank of America	(3,410,695)
5/27/14	Russian Ruble 1,535,798,420	United States Dollar 46,126,999	BNP Paribas	(1,663,542)
5/27/14	Russian Ruble 1,284,948,563	United States Dollar 38,779,193	Standard Chartered Bank	(1,578,182)
7/21/14	Indonesian Rupiah 271,665,440,000	United States Dollar 23,882,676	Barclays Bank PLC	68,050
7/21/14	Indonesian Rupiah 148,180,108,000	United States Dollar 13,113,284	Standard Chartered Bank	(49,343)
7/22/14	Indonesian Rupiah 149,025,044,600	United States Dollar 13,049,479	Goldman Sachs International	86,280

				$(18,738,755)

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
8/13	822 CAC 40 Index	Short	$(42,763,176)	$(43,638,014)	$(874,838)
9/13	1,628 Euro-Bobl	Short	(273,472,444)	(272,502,148)	970,296
9/13	226 Euro-Bund	Short	(43,165,277)	(42,804,830)	360,447
9/13	71 Euro-Schatz	Short	(10,439,148)	(10,433,953)	5,195
9/13	830 IMM 10-Year Interest Rate Swap	Long	82,643,100	85,557,147	2,914,047
9/13	139 Japan 10-Year Bond	Short	(202,402,512)	(203,893,167)	(1,490,655)
9/13	677 Nikkei 225 Index	Long	91,632,182	94,037,381	2,405,199
9/13	135 U.S. 5-Year Deliverable Interest Rate Swap	Short	(13,242,808)	(13,236,328)	6,480
9/13	2,844 U.S. 5-Year Treasury Note	Short	(348,701,063)	(345,168,283)	3,532,780
9/13	73 U.S. 10-Year Deliverable Interest Rate Swap	Long	6,888,563	6,908,766	20,203
9/13	3,511 U.S. 10-Year Treasury Note	Short	(454,711,576)	(443,922,062)	10,789,514
9/13	1,518 U.S. Long Bond	Short	(213,449,137)	(203,506,875)	9,942,262
10/13	106 Platinum	Long	7,062,780	7,575,290	512,510
12/13	627 Gold	Short	(83,345,224)	(82,325,100)	1,020,124

					$30,113,564

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
ICE Clear Europe	NZD	24,500	Pays	3-month NZD Bank Bill	4.06%	6/5/23	$(877,850)
LCH.Clearnet	AUD	27,108	Pays	6-month AUD Bank Bill	4.32	7/15/23	181,147
LCH.Clearnet	AUD	37,042	Pays	6-month AUD Bank Bill	4.31	7/15/23	226,120
LCH.Clearnet	AUD	33,496	Pays	6-month AUD Bank Bill	4.31	7/18/23	210,317
LCH.Clearnet	NZD	27,793	Pays	3-month NZD Bank Bill	3.78	10/30/22	(1,200,040)
LCH.Clearnet	NZD	15,550	Pays	3-month NZD Bank Bill	4.07	6/5/23	(544,725)

							$(2,005,031)

AUD	-	Australian Dollar

NZD	-	New Zealand Dollar

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	CLP	25,448,000	Pays	6-month Sinacofi Chile Interbank Rate	2.19%	4/23/18	$284,443
Bank of America	CLP	25,448,000	Receives	6-month Sinacofi Chile Interbank Rate	4.93	4/23/18	(777,752)
Bank of America	CLP	4,796,126	Pays	6-month Sinacofi Chile Interbank Rate	2.13	5/3/18	20,857
Bank of America	CLP	4,796,126	Receives	6-month Sinacofi Chile Interbank Rate	4.86	5/3/18	16,674
Bank of America	CLP	10,892,810	Receives	6-month Sinacofi Chile Interbank Rate	4.80	5/10/18	96,313
Bank of America	CLP	10,892,810	Pays	6-month Sinacofi Chile Interbank Rate	2.10	5/10/18	13,822
Bank of America	CLP	24,349,210	Receives	6-month Sinacofi Chile Interbank Rate	4.76	5/13/18	302,482
Bank of America	CLP	24,349,210	Pays	6-month Sinacofi Chile Interbank Rate	2.08	5/13/18	17,510
Bank of America	CLP	4,664,735	Receives	6-month Sinacofi Chile Interbank Rate	4.73	5/16/18	70,262
Bank of America	CLP	4,664,735	Pays	6-month Sinacofi Chile Interbank Rate	2.10	5/16/18	18,624
Bank of America	CLP	11,777,720	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/20/18	168,478
Bank of America	CLP	11,777,720	Pays	6-month Sinacofi Chile Interbank Rate	2.05	5/20/18	12,093
Bank of America	HUF	589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(322,399)
Bank of America	HUF	1,166,000	Pays	6-month HUF BUBOR	6.99	12/19/16	573,191
Bank of America	HUF	1,166,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(631,650)
Bank of America	HUF	1,018,000	Pays	6-month HUF BUBOR	6.97	12/20/16	497,700
Bank of America	HUF	1,018,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(559,604)
Bank of America	HUF	1,345,000	Pays	6-month HUF BUBOR	6.91	12/21/16	643,067
Bank of America	HUF	1,345,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(745,844)
Bank of America	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	174,639
Bank of America	HUF	406,800	Pays	6-month HUF BUBOR	5.11	12/22/16	68,010
Bank of America	HUF	406,800	Receives	6-month HUF BUBOR	7.32	12/22/16	(221,836)
Bank of America	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	112,682
Bank of America	HUF	2,415,000	Pays	6-month HUF BUBOR	6.95	1/17/17	1,163,003
Bank of America	HUF	2,415,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(1,542,520)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	PLN	31,619	Pays	6-month PLN WIBOR	4.34%	7/30/17	$339,008
Bank of America	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	21,602
Bank of America	PLN	30,671	Pays	6-month PLN WIBOR	4.31	8/10/17	549,894
Bank of America	PLN	59,500	Pays	6-month PLN WIBOR	4.35	8/23/17	1,105,739
Bank of America	PLN	23,960	Pays	6-month PLN WIBOR	4.30	9/18/17	425,028
Bank of America	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	161,963
Bank of America	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(61,652)
Bank of America	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(495,241)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,194,682
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	522,785
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	1,120,790
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	1,942,267
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(569,843)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	623,740
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,164,588
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(154,823)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	179,444
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(14,896)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	850,698
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	24,168
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(9,582)
Citibank NA	CLP	3,006,030	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	53,552
Citibank NA	CLP	3,006,030	Pays	6-month Sinacofi Chile Interbank Rate	2.01	5/20/18	(8,290)
Citibank NA	MXN	559,621	Receives	Mexico Interbank TIIE 28 Day	5.40	7/13/18	520,538
Citibank NA	MXN	284,570	Receives	Mexico Interbank TIIE 28 Day	5.44	7/17/18	231,723
Citibank NA	MXN	285,230	Receives	Mexico Interbank TIIE 28 Day	5.40	7/18/18	278,554
Citibank NA	MXN	321,260	Pays	Mexico Interbank TIIE 28 Day	6.38	7/7/23	(519,956)
Citibank NA	MXN	163,210	Pays	Mexico Interbank TIIE 28 Day	6.40	7/11/23	(245,502)
Citibank NA	MXN	163,610	Pays	Mexico Interbank TIIE 28 Day	6.36	7/12/23	(289,802)
Citibank NA	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	297,190
Citibank NA	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	741,925
Citibank NA	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	162,631
Citibank NA	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	533,225
Citibank NA	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	517,473
Citibank NA	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	561,796
Citibank NA	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(60,963)
Citibank NA	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	331,909
Citibank NA	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	275,531
Citibank NA	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	833,609
Citibank NA	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(329,947)
Credit Suisse International	HUF	589,390	Pays	6-month HUF BUBOR	5.20	12/16/16	118,934
Credit Suisse International	HUF	1,839,440	Pays	6-month HUF BUBOR	6.93	12/16/16	888,289
Credit Suisse International	HUF	1,839,440	Receives	6-month HUF BUBOR	7.32	12/16/16	(1,006,176)
Credit Suisse International	HUF	440,700	Pays	6-month HUF BUBOR	6.98	12/22/16	215,984
Credit Suisse International	HUF	440,700	Receives	6-month HUF BUBOR	7.29	12/22/16	(238,155)
Credit Suisse International	HUF	326,000	Pays	6-month HUF BUBOR	6.99	12/27/16	160,901
Credit Suisse International	HUF	326,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(180,792)
Credit Suisse International	HUF	972,410	Pays	6-month HUF BUBOR	5.11	1/11/17	176,809
Credit Suisse International	HUF	1,527,590	Pays	6-month HUF BUBOR	5.13	1/11/17	284,079
Credit Suisse International	HUF	2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,604,604)
Credit Suisse International	HUF	829,350	Pays	6-month HUF BUBOR	5.12	1/16/17	151,079
Credit Suisse International	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(852,335)
Credit Suisse International	HUF	1,258,000	Pays	6-month HUF BUBOR	7.10	1/17/17	635,684
Credit Suisse International	HUF	1,258,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(787,043)
Credit Suisse International	HUF	680,000	Pays	6-month HUF BUBOR	5.22	1/20/17	134,735
Credit Suisse International	HUF	2,183,000	Pays	6-month HUF BUBOR	5.87	1/20/17	663,665

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF	2,183,000	Receives	6-month HUF BUBOR	7.75%	1/20/17	$(1,335,638)
Credit Suisse International	PLN	33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	651,355
Deutsche Bank	CLP	11,063,890	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	117,251
Deutsche Bank	CLP	11,063,890	Pays	6-month Sinacofi Chile Interbank Rate	2.09	5/10/18	3,592
Deutsche Bank	CLP	31,208,027	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/13/18	516,473
Deutsche Bank	CLP	31,208,027	Pays	6-month Sinacofi Chile Interbank Rate	2.05	5/13/18	(21,732)
Deutsche Bank	CLP	12,138,861	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	171,860
Deutsche Bank	CLP	12,138,861	Pays	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	48,934
Deutsche Bank	CLP	11,671,870	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	207,934
Deutsche Bank	CLP	11,671,870	Pays	6-month Sinacofi Chile Interbank Rate	2.00	5/20/18	(43,232)
Deutsche Bank	CLP	2,538,732	Receives	6-month Sinacofi Chile Interbank Rate	4.64	5/23/18	58,489
Deutsche Bank	CLP	2,538,732	Pays	6-month Sinacofi Chile Interbank Rate	1.93	5/23/18	(22,607)
Deutsche Bank	HUF	2,396,050	Pays	6-month HUF BUBOR	7.01	1/19/17	1,170,020
Deutsche Bank	HUF	2,396,050	Receives	6-month HUF BUBOR	7.98	1/19/17	(1,551,930)
Deutsche Bank	PLN	35,927	Pays	6-month PLN WIBOR	4.34	7/30/17	387,279
Deutsche Bank	PLN	102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	1,905,788
Deutsche Bank	PLN	60,960	Pays	6-month PLN WIBOR	4.28	8/6/17	1,054,754
Deutsche Bank	PLN	43,382	Pays	6-month PLN WIBOR	4.24	8/7/17	728,546
Deutsche Bank	PLN	34,120	Pays	6-month PLN WIBOR	4.33	8/17/17	620,552
Deutsche Bank	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	208,048
Deutsche Bank	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(82,808)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	374,935
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	411,773
JPMorgan Chase Bank	HUF	6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	2,902,526
JPMorgan Chase Bank	HUF	6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(3,228,823)
JPMorgan Chase Bank	HUF	2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	995,456
JPMorgan Chase Bank	HUF	2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(1,137,548)
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(1,333,128)
JPMorgan Chase Bank	HUF	2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	1,130,107
JPMorgan Chase Bank	HUF	2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(1,242,628)
JPMorgan Chase Bank	HUF	1,956,000	Pays	6-month HUF BUBOR	5.10	12/27/16	325,876
JPMorgan Chase Bank	HUF	1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(1,081,582)
JPMorgan Chase Bank	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	353,426
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,634,211)
JPMorgan Chase Bank	MXN	822,445	Receives	Mexico Interbank TIIE 28 Day	5.41	7/13/18	736,297
JPMorgan Chase Bank	MXN	213,470	Receives	Mexico Interbank TIIE 28 Day	5.45	7/17/18	170,095
JPMorgan Chase Bank	MXN	464,160	Pays	Mexico Interbank TIIE 28 Day	6.39	7/7/23	(723,742)
JPMorgan Chase Bank	MXN	120,820	Pays	Mexico Interbank TIIE 28 Day	6.41	7/11/23	(177,449)
JPMorgan Chase Bank	NZD	23,580	Pays	3-month NZD Bank Bill	4.13	2/25/23	(495,010)
JPMorgan Chase Bank	NZD	46,270	Pays	3-month NZD Bank Bill	4.14	2/25/23	(921,374)
JPMorgan Chase Bank	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	(473,891)
JPMorgan Chase Bank	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	(474,471)
JPMorgan Chase Bank	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	483,419
Morgan Stanley & Co. International PLC	HUF	2,507,000	Pays	6-month HUF BUBOR	6.94	12/19/16	1,211,807
Morgan Stanley & Co. International PLC	HUF	2,507,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(1,345,746)
Morgan Stanley & Co. International PLC	HUF	1,035,000	Pays	6-month HUF BUBOR	7.02	12/20/16	514,521

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	HUF	1,035,000	Receives	6-month HUF BUBOR	7.36%	12/20/16	$(572,352)
Nomura International PLC	HUF	1,713,000	Pays	6-month HUF BUBOR	6.99	12/21/16	842,939
Nomura International PLC	HUF	1,713,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(955,535)

							$10,467,469

CLP	-	Chilean Peso

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$6,620	1.00	%(1)	9/20/18	2.01%	$(314,029)	$252,711	$(61,318)
Romania	Goldman Sachs International	6,470	1.00	(1)	9/20/18	2.01	(306,939)	246,609	(60,330)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.44	(46,046)	38,929	(7,117)
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.54	(59,497)	20,816	(38,681)
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.54	(195,900)	65,393	(130,507)
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	2.00	(758,654)	539,901	(218,753)
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	2.00	(613,801)	203,025	(410,776)
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	2.00	(794,130)	294,687	(499,443)
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	2.00	(1,116,281)	311,876	(804,405)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.39	(62,124)	165,934	103,810
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.44	(99,112)	189,673	90,561
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.54	(84,633)	32,878	(51,755)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.54	(138,480)	54,252	(84,228)
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.94	(135,838)	105,055	(30,783)
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	2.00	(346,169)	178,195	(167,974)
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	2.00	(434,618)	239,910	(194,708)
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	2.00	(350,744)	232,172	(118,572)
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	2.00	(724,362)	414,374	(309,988)
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	2.00	(641,633)	310,546	(331,087)
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	1.39	(31,062)	55,230	24,168
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.94	(156,213)	119,175	(37,038)
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	1.39	(62,123)	162,618	100,495
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	1.39	(31,061)	56,074	25,013
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	1.54	(120,492)	105,070	(15,422)
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	1.54	(89,245)	38,112	(51,133)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	1.54	(195,900)	76,855	(119,045)
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	2.00	(381,233)	293,957	(87,276)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	1.44	(103,242)	127,425	24,183
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.44	(45,426)	57,693	12,267
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.44	(11,976)	13,620	1,644
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.44	(46,046)	41,126	(4,920)
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.54	(149,952)	58,746	(91,206)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank	$16,940	1.00	%(1)	9/20/17	2.00%	$(645,809)	$510,489	$(135,320)
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	2.00	(350,744)	193,611	(157,133)
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	2.00	(579,490)	412,387	(167,103)
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	1.54	(92,474)	39,491	(52,983)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	1.54	(199,878)	82,193	(117,685)
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	2.00	(407,539)	306,044	(101,495)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	2.07	(347,443)	166,889	(180,554)
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	2.00	(350,735)	266,895	(83,840)
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	2.00	(348,685)	192,475	(156,210)
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	2.07	(316,172)	157,835	(158,337)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.39	(31,062)	83,795	52,733
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.39	(31,062)	54,385	23,323
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	2.00	(350,744)	225,183	(125,561)
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.94	(149,421)	112,425	(36,996)
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	2.00	(350,744)	221,685	(129,059)
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	2.00	(152,498)	50,558	(101,940)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	2.00	(339,307)	143,840	(195,467)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	2.07	(306,124)	149,931	(156,193)
Turkey	Bank of America	121,590	1.00	(1)	12/20/17	1.98	(4,787,160)	2,533,165	(2,253,995)
Turkey	Deutsche Bank	20,000	1.00	(1)	12/20/17	1.08	(787,426)	416,673	(370,753)

Total		$651,006					$(19,571,478)	$11,422,586	$(8,148,892)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Goldman Sachs International	$2,690	5.00	%(1)	9/20/13	$173,265	$(212,845)	$(39,580)
Austria	Barclays Bank PLC	8,800	0.44		12/20/13	(18,958)	—	(18,958)
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(39,304)	—	(39,304)
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	534,070	(191,933)	342,137
Brazil	Bank of America	5,080	1.00	(1)	12/20/20	364,172	(139,863)	224,309
Brazil	Bank of America	4,575	1.00	(1)	12/20/20	327,970	(123,207)	204,763
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	258,089	(84,776)	173,313
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	120,675	—	120,675
Brazil	Barclays Bank PLC	13,860	1.00	(1)	12/20/20	993,587	(390,497)	603,090
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	30,455	(25,703)	4,752
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	60,622	(64,470)	(3,848)
Bulgaria	Citibank NA	6,470	1.00	(1)	9/20/18	59,255	(56,664)	2,591
China	Bank of America	22,200	1.00	(1)	3/20/17	(126,955)	(481,940)	(608,895)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(213,953)	(739,121)	(953,074)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(78,088)	(256,377)	(334,465)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
China	Deutsche Bank	$15,969	1.00	%(1)	3/20/17	$(91,321)	$(299,823)	$(391,144)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	830,055	(635,885)	194,170
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	79,287	(510,414)	(431,127)
Colombia	Barclays Bank PLC	7,300	1.00	(1)	6/20/22	398,049	(378,275)	19,774
Colombia	Citibank NA	7,100	1.00	(1)	6/20/22	387,137	(499,225)	(112,088)
Colombia	Deutsche Bank	6,250	1.00	(1)	6/20/22	340,796	(386,573)	(45,777)
Colombia	Deutsche Bank	14,900	1.00	(1)	6/20/22	812,458	(880,646)	(68,188)
Colombia	Deutsche Bank	7,920	1.00	(1)	6/20/22	431,857	(561,836)	(129,979)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	28,107	(180,942)	(152,835)
Colombia	Goldman Sachs International	13,390	1.00	(1)	9/20/21	638,761	(480,742)	158,019
Colombia	Goldman Sachs International	6,900	1.00	(1)	6/20/22	376,231	(485,162)	(108,931)
Colombia	Goldman Sachs International	7,700	1.00	(1)	6/20/22	419,853	(597,025)	(177,172)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	58,395	(381,164)	(322,769)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	1,832,323	(1,348,164)	484,159
Colombia	Morgan Stanley & Co. International PLC	19,970	1.00	(1)	9/20/21	952,655	(729,806)	222,849
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	165,525	(118,199)	47,326
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	820,689	(659,110)	161,579
Croatia	Citibank NA	1,611	1.00	(1)	12/20/16	90,494	(77,039)	13,455
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	413,812	(298,722)	115,090
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	124,143	(87,589)	36,554
Croatia	Citibank NA	4,287	1.00	(1)	3/20/18	384,893	(366,618)	18,275
Croatia	Citibank NA	4,050	1.00	(1)	3/20/18	363,614	(249,137)	114,477
Croatia	Citibank NA	3,070	1.00	(1)	3/20/18	275,629	(188,889)	86,740
Croatia	Citibank NA	13,270	1.00	(1)	6/20/18	1,284,301	(1,206,323)	77,978
Croatia	Citibank NA	2,670	1.00	(1)	6/20/18	258,409	(245,822)	12,587
Croatia	Deutsche Bank	410	1.00	(1)	12/20/17	33,933	(24,929)	9,004
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	165,525	(117,096)	48,429
Croatia	HSBC Bank USA	6,508	1.00	(1)	3/20/18	584,297	(556,552)	27,745
Croatia	JPMorgan Chase Bank	2,967	1.00	(1)	6/20/18	287,153	(273,389)	13,764
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	206,906	(148,401)	58,505
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	206,905	(151,273)	55,632
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	114,626	(78,443)	36,183
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	132,006	(96,599)	35,407
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	276,706	(266,104)	10,602
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	610,696	(555,751)	54,945
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	272,539	(270,813)	1,726
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	568,016	(577,820)	(9,804)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	3,654,100	(2,508,747)	1,145,353
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	448,907	(287,643)	161,264
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	860,560	(144,252)	716,308
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	1,098,588	(184,152)	914,436
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	413,611	(97,941)	315,670
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	1,471,112	(347,411)	1,123,701
Egypt	Citibank NA	50	1.00	(1)	6/20/20	16,166	(4,010)	12,156

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Egypt	Credit Suisse International	$11,000	1.00	%(1)	12/20/15	$1,491,714	$(330,921)	$1,160,793
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	1,032,241	(144,974)	887,267
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	76,823	(16,910)	59,913
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	1,000,936	(171,310)	829,626
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	509,623	(109,605)	400,018
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	387,165	(83,399)	303,766
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,648,938	(346,247)	1,302,691
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	1,487,278	(352,900)	1,134,378
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	1,471,112	(349,533)	1,121,579
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	1,184,034	(208,825)	975,209
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,946,351	(1,000,740)	945,611
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	498,844	(1,017,594)	(518,750)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	236,631	(482,664)	(246,033)
Hungary	Barclays Bank PLC	10,900	1.00	(1)	3/20/17	697,102	(1,427,075)	(729,973)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	486,053	(987,060)	(501,007)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	933,733	(1,889,241)	(955,508)
Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	262,213	(534,844)	(272,631)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	58,860	(89,643)	(30,783)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	95,929	(115,041)	(19,112)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	131,168	(154,535)	(23,367)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	95,928	(131,576)	(35,648)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	197,096	(210,641)	(13,545)
Lebanon	Citibank NA	4,600	3.30		9/20/14	(132,951)	—	(132,951)
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	63,065	(94,117)	(31,052)
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	60,261	(91,777)	(31,516)
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	77,078	(119,160)	(42,082)
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	54,817	(57,531)	(2,714)
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	184,358	(255,572)	(71,214)
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	460,895	(593,403)	(132,508)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	90,056	(106,656)	(16,600)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	172,281	(202,857)	(30,576)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	249,385	(246,627)	2,758
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	153,632	(198,157)	(44,525)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	175,416	(180,563)	(5,147)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	327,180	(337,529)	(10,349)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	197,097	(208,147)	(11,050)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	895,213	(968,044)	(72,831)
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	119,421	(130,563)	(11,142)
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	123,433	(122,067)	1,366
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	125,951	(126,193)	(242)
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	205,866	(236,382)	(30,516)
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	121,609	(130,810)	(9,201)
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	197,097	(213,132)	(16,035)
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	271,600	(290,951)	(19,351)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	110,614	(142,673)	(32,059)
Lebanon	Goldman Sachs International	19,400	1.00	%(1)	6/20/18	2,436,666	(2,556,967)	(120,301)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	135,541	(156,249)	(20,708)
Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(561,773)	187,954	(373,819)
Mexico	Bank of America	7,100	1.00	(1)	6/20/22	344,778	(408,498)	(63,720)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	684,701	(921,738)	(237,037)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	189,382	(267,425)	(78,043)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	201,526	(245,180)	(43,654)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	335,066	(401,858)	(66,792)
Mexico	Deutsche Bank	7,300	1.00	(1)	6/20/22	354,491	(472,086)	(117,595)
Mexico	Deutsche Bank	6,680	1.00	(1)	6/20/22	324,376	(466,906)	(142,530)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	694,413	(865,488)	(171,075)
Mexico	Goldman Sachs International	6,500	1.00	(1)	6/20/22	315,642	(378,595)	(62,953)
Mexico	Goldman Sachs International	7,060	1.00	(1)	6/20/22	342,829	(495,922)	(153,093)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Philippines	Bank of America	$9,300	1.00	%(1)	9/20/15	$(104,371)	$(87,798)	$(192,169)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(91,517)	(86,674)	(178,191)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(106,237)	(109,496)	(215,733)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(106,236)	(118,819)	(225,055)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(97,721)	(100,537)	(198,258)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(106,237)	(106,281)	(212,518)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(106,615)	(112,358)	(218,973)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(112,227)	(115,871)	(228,098)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(100,226)	(110,175)	(210,401)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(106,237)	(107,589)	(213,826)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(80,803)	(65,259)	(146,062)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(106,237)	(106,281)	(212,518)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(49,380)	(48,694)	(98,074)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(112,227)	(127,794)	(240,021)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(112,226)	(135,312)	(247,538)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(106,236)	(115,518)	(221,754)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(112,227)	(125,816)	(238,043)
Qatar	Nomura International PLC	13,218	1.00	(1)	9/20/18	(200,513)	136,510	(64,003)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	788,641	(1,416,732)	(628,091)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	423,579	(811,138)	(387,559)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	336,904	(396,075)	(59,171)
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	709,801	(1,285,616)	(575,815)
Russia	Deutsche Bank	4,750	1.00	(1)	9/20/17	116,300	(131,272)	(14,972)
Russia	Deutsche Bank	9,800	1.00	(1)	9/20/17	239,947	(459,489)	(219,542)
Russia	Deutsche Bank	41,153	1.00	(1)	6/20/18	1,533,621	(721,385)	812,236
Russia	Deutsche Bank	35,840	1.00	(1)	6/20/18	1,335,625	(620,598)	715,027
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	193,427	(230,394)	(36,967)
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	433,372	(509,651)	(76,279)
Russia	JPMorgan Chase Bank	16,587	1.00	(1)	6/20/18	618,136	(283,895)	334,241
Russia	JPMorgan Chase Bank	16,870	1.00	(1)	6/20/18	628,683	(296,378)	332,305
Russia	JPMorgan Chase Bank	8,550	1.00	(1)	6/20/18	318,627	(135,537)	183,090
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	224,766	(271,201)	(46,435)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	518,631	(186,647)	331,984
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	532,816	(174,218)	358,598
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,695,506	(483,526)	1,211,980
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	514,964	(161,077)	353,887
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	3,716,550	(1,895,587)	1,820,963
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	2,643,979	(1,493,476)	1,150,503
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	2,043,595	(1,102,147)	941,448
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	2,525,934	(1,795,178)	730,756
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	518,631	(215,756)	302,875
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	434,027	(132,569)	301,458
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	434,027	(150,986)	283,041
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	434,027	(215,990)	218,037
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	912,383	(625,639)	286,744
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	1,146,844	(669,666)	477,178
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	1,198,530	(340,530)	858,000
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	732,527	(220,586)	511,941
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,377,205	(840,386)	536,819
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	1,152,537	(754,319)	398,218
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	2,136,254	(1,318,355)	817,899
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,377,205	(863,455)	513,750

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Citibank NA	$3,910	1.00	%(1)	12/20/19	$321,880	$(152,242)	$169,638
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	460,069	(219,316)	240,753
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	399,304	(196,463)	202,841
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	456,191	(227,541)	228,650
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	442,708	(148,291)	294,417
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	399,304	(162,719)	236,585
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	912,383	(610,703)	301,680
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	456,192	(230,110)	226,082
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,695,506	(514,090)	1,181,416
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	1,042,924	(408,394)	634,530
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	772,447	(246,112)	526,335
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	1,269,233	(936,712)	332,521
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	1,194,654	(507,383)	687,271
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	532,816	(172,644)	360,172
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	525,637	(206,862)	318,775
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	138,580	(54,588)	83,992
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	1,297,826	(384,292)	913,534
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	2,150,082	(1,525,277)	624,805
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,929,357	(1,362,742)	566,615
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,729,935	(522,586)	1,207,349
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	800,390	(245,692)	554,698
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,356,810	(932,806)	424,004
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	1,046,472	(731,366)	315,106
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	952,287	(639,127)	313,160
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	428,076	(211,130)	216,946
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	377,859	(223,660)	154,199
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	442,707	(145,683)	297,024
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	434,027	(147,937)	286,090
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	451,388	(212,616)	238,772
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	456,192	(222,394)	233,798
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	456,192	(315,303)	140,889
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	1,129,689	(683,932)	445,757
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	507,726	(283,316)	224,410
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	922,023	(634,180)	287,843
Spain	Bank of America	15,000	1.00	(1)	6/20/20	1,479,455	(248,023)	1,231,432
Spain	Bank of America	7,500	1.00	(1)	9/20/20	770,057	(412,269)	357,788
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	1,077,064	(90,815)	986,249
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	986,303	(586,032)	400,271
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	761,037	(516,291)	244,746
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	4,688,666	(3,396,362)	1,292,304
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	497,144	(354,731)	142,413

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Citibank NA	$11,400	1.00	%(1)	3/20/20	$1,077,064	$(207,369)	$869,695
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	236,199	(93,650)	142,549
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	513,382	(201,962)	311,420
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	869,210	(158,028)	711,182
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	1,375,893	(680,533)	695,360
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	986,303	(367,686)	618,617
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	2,530,167	(1,832,795)	697,372
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	1,356,466	(842,673)	513,793
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	493,152	(295,390)	197,762
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	877,164	(607,756)	269,408
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	1,540,115	(1,168,759)	371,356
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	513,382	(196,653)	316,729
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(42,614)	(11,990)	(54,604)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	154,945	—	154,945
Thailand	Citibank NA	7,700	0.86		12/20/14	(50,014)	—	(50,014)
Thailand	Citibank NA	3,700	0.95		9/20/19	80,736	—	80,736
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(53,268)	(20,955)	(74,223)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(92,856)	(27,062)	(119,918)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(50,072)	(13,127)	(63,199)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(95,883)	(25,160)	(121,043)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(106,537)	(27,955)	(134,492)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(25,919)	—	(25,919)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(53,268)	(13,965)	(67,233)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(53,268)	(19,966)	(73,234)
Tunisia	Barclays Bank PLC	3,700	1.00	(1)	9/20/17	340,442	(268,010)	72,432
Tunisia	Barclays Bank PLC	3,330	1.00	(1)	9/20/17	306,397	(253,249)	53,148
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	367,126	(317,995)	49,131
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	1,172,177	(843,084)	329,093
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	632,291	(480,033)	152,258
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	616,475	(449,775)	166,700
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	683,644	(524,990)	158,654
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	616,476	(498,008)	118,468
Tunisia	JPMorgan Chase Bank	8,770	1.00	(1)	9/20/17	806,939	(683,859)	123,080
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	171,121	(129,823)	41,298
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	564,336	(511,827)	52,509
Uruguay	Citibank NA	4,600	1.00	(1)	6/20/20	305,782	(241,773)	64,009
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	611,564	(472,216)	139,348
Venezuela	Barclays Bank PLC	12,700	5.00	(1)	6/20/18	1,763,365	(1,471,558)	291,807
Venezuela	Barclays Bank PLC	6,640	5.00	(1)	6/20/18	921,949	(747,157)	174,792
Venezuela	Barclays Bank PLC	5,380	5.00	(1)	6/20/18	746,181	(597,473)	148,708
Venezuela	Citibank NA	6,163	5.00	(1)	6/20/18	855,718	(708,011)	147,707
Venezuela	Deutsche Bank	3,854	5.00	(1)	6/20/18	535,119	(440,210)	94,909

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Venezuela	Deutsche Bank		$3,187	5.00	%(1)	6/20/18	$442,508	$(367,125)	$75,383
Venezuela	Deutsche Bank		5,613	5.00	(1)	6/20/20	964,496	(1,183,456)	(218,960)
Venezuela	Deutsche Bank		8,865	5.00	(1)	6/20/23	1,707,874	(2,343,473)	(635,599)
Venezuela	Goldman Sachs International		4,300	5.00	(1)	6/20/23	828,410	(967,280)	(138,870)
iTraxx Asia ex- Japan Investment Grade Index	Bank of America		4,720	1.00	(1)	6/20/18	97,083	(88,333)	8,750
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		35,856	1.00	(1)	6/20/18	737,498	(609,805)	127,693
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		19,124	1.00	(1)	6/20/18	393,349	(324,338)	69,011
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		9,562	1.00	(1)	6/20/18	196,674	(153,541)	43,133
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		7,171	1.00	(1)	6/20/18	147,496	(153,464)	(5,968)
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		2,928	1.00	(1)	6/20/18	60,224	(92,272)	(32,048)
iTraxx Asia ex- Japan Investment Grade Index	Citibank NA		12,295	1.00	(1)	6/20/18	252,888	(235,612)	17,276
iTraxx Asia ex- Japan Investment Grade Index	Credit Suisse International		10,496	1.00	(1)	6/20/18	215,885	(176,114)	39,771
iTraxx Asia ex- Japan Investment Grade Index	Deutsche Bank		6,347	1.00	(1)	6/20/18	130,547	(116,141)	14,406
iTraxx Asia ex- Japan Investment Grade Index	Goldman Sachs International		15,662	1.00	(1)	6/20/18	322,142	(296,623)	25,519
iTraxx Asia ex- Japan Investment Grade Index	Goldman Sachs International		7,636	1.00	(1)	6/20/18	157,060	(146,594)	10,466
iTraxx Asia ex- Japan Investment Grade Index	JPMorgan Chase Bank		7,117	1.00	(1)	6/20/18	146,384	(117,488)	28,896
iTraxx Asia ex- Japan Investment Grade Index	JPMorgan Chase Bank		5,240	1.00	(1)	6/20/18	107,778	(91,234)	16,544
iTraxx Asia ex- Japan Investment Grade Index	JPMorgan Chase Bank		4,719	1.00	(1)	6/20/18	97,062	(90,431)	6,631
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	4,125	1.00	(1)	6/20/18	96,632	(157,275)	(60,643)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	4,125	1.00	%(1)	6/20/18	$96,632	$(157,882)	$(61,250)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	5,864	1.00	(1)	6/20/18	137,370	(235,972)	(98,602)
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR	42,420	1.00	(1)	6/20/18	993,732	(2,277,373)	(1,283,641)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	30,816	5.00	(1)	6/20/18	(5,561,540)	3,252,396	(2,309,144)
iTraxx Europe Subordinated Financials 5-Year Index	Deutsche Bank	EUR	12,410	5.00	(1)	6/20/18	(2,239,704)	1,931,429	(308,275)
iTraxx Europe Subordinated Financials 5-Year Index	Deutsche Bank	EUR	14,500	5.00	(1)	6/20/18	(2,616,899)	2,184,201	(432,698)
iTraxx Europe Subordinated Financials 5-Year Index	Morgan Stanley & Co. International PLC	EUR	27,075	5.00	(1)	6/20/18	(4,886,381)	4,041,693	(844,688)

							$138,775,691	$(102,269,539)	$36,506,152

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $651,006,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 20,438,000 Banco de Guatemala, 0%, due 9/3/13	3-month USD LIBOR-BBA + 50 bp on $2,548,027 (Notional Amount) plus Notional Amount at termination date	9/5/13	$45,941

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 37,022,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $4,568,991 (Notional Amount) plus Notional Amount at termination date	12/5/13	$85,361

				$131,302

GTQ	-	Guatemalan Quetzal

Cross-Currency Swaps

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	TRY	17,118	$11,435	3-month USD-LIBOR-BBA	8.28%	8/11/20	$1,709,003
Bank of America	TRY	26,000	14,619	3-month USD-LIBOR-BBA	6.97	8/18/21	1,088,238
Barclays Bank PLC	TRY	60,000	40,080	3-month USD-LIBOR-BBA	8.25	8/11/20	6,048,948
Barclays Bank PLC	TRY	25,350	16,650	3-month USD-LIBOR-BBA	8.32	8/16/20	2,232,142
Citibank NA	TRY	25,000	16,700	3-month USD-LIBOR-BBA	8.20	8/11/20	2,561,287
Citibank NA	TRY	3,909	2,449	3-month USD-LIBOR-BBA	8.23	2/25/21	335,022
Credit Suisse International	TRY	4,446	2,498	3-month USD-LIBOR-BBA	6.90	8/18/21	195,010
Deutsche Bank	TRY	22,254	14,861	3-month USD-LIBOR-BBA	8.26	8/11/20	2,231,298
Deutsche Bank	TRY	14,321	8,996	3-month USD-LIBOR-BBA	8.20	2/24/21	1,263,625
Deutsche Bank	TRY	5,112	2,871	3-month USD-LIBOR-BBA	7.00	8/18/21	204,520
JPMorgan Chase Bank	TRY	27,000	18,012	3-month USD-LIBOR-BBA	8.29	8/11/20	2,662,617
JPMorgan Chase Bank	TRY	20,000	13,333	3-month USD-LIBOR-BBA	8.36	8/11/20	1,917,611
JPMorgan Chase Bank	TRY	10,000	5,610	3-month USD-LIBOR-BBA	6.96	8/18/21	409,472

							$22,858,793

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	33,752,150	KRW	—	$21,570,884
Options written		45,733,792		336,789,600	13,096,463
Options expired		(31,963,023)		(336,789,600)	(10,786,394)

Outstanding, end of period	INR	47,522,919	KRW	—	$23,880,953

INR	-	Indian Rupee

KRW	-	South Korean Won

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps, swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$1,532,634	$—
Commodity	Put Options Purchased	54,400	$—

		$1,587,034	$—

Credit	Credit Default Swaps	$157,884,690	$(38,680,477)

		$157,884,690	$(38,680,477)

Equity Price	Futures Contracts*	$2,405,199	$(874,838)

		$2,405,199	$(874,838)

Foreign Exchange	Currency Options Purchased	$6,472,163	$—
Foreign Exchange	Currency Options Written	—	(11,641,263)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	38,713,634	(44,364,392)
Foreign Exchange	Total Return Swaps	131,302	—

		$45,317,099	$(56,005,655)

Interest Rate	Cross-Currency Swaps	$22,858,793	$—
Interest Rate	Futures Contracts*	28,541,224	(1,490,655)
Interest Rate	Interest Rate Swaps	41,554,113	(31,086,644)
Interest Rate	Interest Rate Swaps (Centrally Cleared)*	617,584	(2,622,615)
Interest Rate	Interest Rate Swaptions	2,242,096	—

		$95,813,810	$(35,199,914)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts or centrally cleared swap contracts, as applicable, in the Futures Contracts and Swap Contracts tables above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,041,661,895

Gross unrealized appreciation	$120,150,763
Gross unrealized depreciation	(195,694,764)

Net unrealized depreciation	$(75,544,001)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$2,211,375,795	$—	$2,211,375,795
Foreign Corporate Bonds & Notes	—	3,514,079	—	3,514,079
Corporate Bonds & Notes	—	631,372	—	631,372
Collateralized Mortgage Obligations	—	83,048,609	—	83,048,609
Mortgage Pass-Throughs	—	1,160,084,435	—	1,160,084,435
U.S. Government Agency Obligations	—	314,501,142	—	314,501,142
U.S. Treasury Obligations	—	816,682,881	—	816,682,881
Common Stocks	—	61,115,809 *	—	61,115,809
Precious Metals	149,821,390	—	—	149,821,390
Currency Call Options Purchased	—	4,045,126	—	4,045,126
Currency Put Options Purchased	—	2,427,037	—	2,427,037
Interest Rate Swaptions	—	2,242,096	—	2,242,096
Put Options Purchased	54,400	—	—	54,400
Short-Term Investments -
Foreign Government Securities	—	1,162,809,657	—	1,162,809,657
U.S. Treasury Obligations	—	389,008,112	—	389,008,112
Repurchase Agreements	—	858,686,662	—	858,686,662
Other	—	746,069,292	—	746,069,292
Total Investments	$149,875,790	$7,816,242,104	$—	$7,966,117,894
Forward Foreign Currency Exchange Contracts	$—	$38,713,634	$—	$38,713,634
Swap Contracts	—	223,046,482	—	223,046,482
Futures Contracts	32,479,057	—	—	32,479,057
Total	$182,354,847	$8,078,002,220	$—	$8,260,357,067

Liability Description
Currency Call Options Written	$—	$(18,900)	$—	$(18,900)
Currency Put Options Written	—	(11,622,363)	—	(11,622,363)
Securities Sold Short	—	(770,259,037)	—	(770,259,037)
Forward Foreign Currency Exchange Contracts	—	(44,364,392)	—	(44,364,392)
Swap Contracts	—	(72,389,736)	—	(72,389,736)
Futures Contracts	(2,365,493)	—	—	(2,365,493)
Total	$(2,365,493)	$(898,654,428)	$—	$(901,019,921)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Government Obligations Fund

July 31, 2013 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $845,460,343 and the Fund owned 87.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 88.7%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.893%, with maturity at 2035(1)	$8,529		$9,100,276
2.997%, with maturity at 2034(1)	2,036		2,179,743
4.50%, with maturity at 2035	6,856		7,194,006
5.00%, with various maturities to 2018	2,916		3,105,195
5.50%, with various maturities to 2032	5,149		5,450,273
6.00%, with various maturities to 2035	17,687		19,654,597
6.50%, with various maturities to 2036	45,735		51,586,884
6.87%, with maturity at 2024	127		146,560
7.00%, with various maturities to 2035	23,503		26,803,792
7.09%, with maturity at 2023	492		552,683
7.25%, with maturity at 2022	788		909,038
7.31%, with maturity at 2027	196		219,242
7.50%, with various maturities to 2035	22,729		26,769,325
7.63%, with maturity at 2019	212		229,939
7.75%, with maturity at 2018	16		16,958
7.78%, with maturity at 2022	98		113,285
7.85%, with maturity at 2020	165		181,236
8.00%, with various maturities to 2028	6,238		6,967,313
8.13%, with maturity at 2019	381		428,118
8.15%, with various maturities to 2021	189		217,573
8.25%, with maturity at 2017	33		36,761
8.50%, with various maturities to 2031	5,627		6,550,005
8.75%, with maturity at 2016	3		3,189
9.00%, with various maturities to 2027	3,824		4,206,750
9.25%, with maturity at 2017	30		32,285
9.50%, with various maturities to 2026	1,223		1,399,624
9.75%, with maturity at 2018	0	(2)	228
10.50%, with maturity at 2020	446		518,360
11.00%, with maturity at 2015	10		11,080

			$174,584,318

Federal National Mortgage Association:
2.201%, with various maturities to 2026(1)	$2,257		$2,334,460
2.217%, with various maturities to 2033(1)	3,102		3,237,159
2.22%, with various maturities to 2035(1)	24,273		25,480,205
2.259%, with maturity at 2022(1)	1,176		1,208,251
2.274%, with maturity at 2040(1)	1,547		1,626,221
2.283%, with maturity at 2035(1)	1,508		1,570,882
2.302%, with maturity at 2031(1)	2,327		2,393,521
2.459%, with maturity at 2037(1)	4,880		5,146,551
2.768%, with maturity at 2036(1)	1,386		1,435,530
3.173%, with maturity at 2036(1)	1,567		1,613,217
3.644%, with maturity at 2021(1)	1,155		1,198,048
3.651%, with maturity at 2034(1)	5,756		6,301,465
3.789%, with maturity at 2036(1)	446		471,310
3.801%, with maturity at 2035(1)	6,406		7,012,412
3.958%, with maturity at 2034(1)	5,480		5,999,147
4.098%, with maturity at 2036(1)	20,932		22,997,204
4.327%, with maturity at 2035(1)	6,551		7,188,784
4.754%, with maturity at 2034(1)	16,676		18,286,827
5.00%, with maturity at 2027	372		396,972
5.50%, with various maturities to 2030	9,209		9,760,185

1

Security	Principal Amount (000’s omitted)	Value
6.00%, with various maturities to 2038	$48,634	$53,205,021
6.50%, with various maturities to 2038	155,847	174,298,210
6.554%, with maturity at 2025(3)	232	268,018
7.00%, with various maturities to 2036	86,891	99,200,108
7.25%, with maturity at 2023	8	8,114
7.50%, with various maturities to 2032	6,932	8,067,585
7.875%, with maturity at 2021	589	686,256
8.00%, with various maturities to 2032	29,779	35,793,659
8.021%, with maturity at 2030(3)	11	12,549
8.25%, with maturity at 2025	235	277,201
8.33%, with maturity at 2020	482	555,312
8.50%, with various maturities to 2032	5,374	6,317,679
8.525%, with maturity at 2021(3)	58	68,206
9.00%, with various maturities to 2030	662	773,773
9.50%, with various maturities to 2030	1,417	1,645,685
9.539%, with maturity at 2020(3)	17	18,978
9.61%, with maturity at 2021(3)	58	65,331
9.635%, with maturity at 2025(3)	20	23,425
9.75%, with maturity at 2019	11	13,093
9.875%, with maturity at 2021(3)	53	63,170
9.994%, with maturity at 2023(3)	38	44,862
10.044%, with maturity at 2025(3)	18	20,695
10.099%, with maturity at 2021(3)	38	43,669
10.19%, with maturity at 2025(3)	8	8,307
11.00%, with maturity at 2020	261	283,446
11.415%, with maturity at 2019(3)	16	17,048
11.736%, with maturity at 2021(3)	7	7,201
11.939%, with maturity at 2018(3)	15	16,345
12.716%, with maturity at 2015(3)	21	22,361

		$507,483,658

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$275	$286,241
2.00%, with maturity at 2026(1)	270	282,004
6.00%, with various maturities to 2033	42,900	48,209,546
6.10%, with maturity at 2033	9,787	11,268,082
6.50%, with various maturities to 2036	35,219	39,896,319
7.00%, with various maturities to 2034	46,809	54,856,538
7.25%, with maturity at 2022	15	16,469
7.50%, with various maturities to 2025	4,262	4,923,983
8.00%, with various maturities to 2027	6,537	7,595,455
8.25%, with maturity at 2019	91	103,040
8.30%, with maturity at 2020	28	32,673
8.50%, with various maturities to 2018	858	946,275
9.00%, with various maturities to 2027	4,718	5,856,274
9.50%, with various maturities to 2026	2,943	3,561,543

		$177,834,442

Total Mortgage Pass-Throughs (identified cost $844,794,694)		$859,902,418

Collateralized Mortgage Obligations — 4.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$181	$207,147
Series 1822, Class Z, 6.90%, 3/15/26	979	1,101,538

2

Security	Principal Amount (000’s omitted)	Value
Series 1829, Class ZB, 6.50%, 3/15/26	$396	$439,435
Series 1896, Class Z, 6.00%, 9/15/26	503	552,567
Series 2075, Class PH, 6.50%, 8/15/28	225	251,211
Series 2091, Class ZC, 6.00%, 11/15/28	842	930,188
Series 2102, Class Z, 6.00%, 12/15/28	211	233,790
Series 2115, Class K, 6.00%, 1/15/29	1,519	1,690,648
Series 2142, Class Z, 6.50%, 4/15/29	504	560,290
Series 2245, Class A, 8.00%, 8/15/27	6,838	8,028,873

		$13,995,687

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$218	$250,182
Series G92-44, Class ZQ, 8.00%, 7/25/22	180	195,685
Series G93-36, Class ZQ, 6.50%, 12/25/23	8,558	9,607,657
Series 1993-16, Class Z, 7.50%, 2/25/23	292	332,665
Series 1993-39, Class Z, 7.50%, 4/25/23	774	884,461
Series 1993-45, Class Z, 7.00%, 4/25/23	971	1,103,960
Series 1993-149, Class M, 7.00%, 8/25/23	321	364,330
Series 1993-178, Class PK, 6.50%, 9/25/23	680	769,612
Series 1993-250, Class Z, 7.00%, 12/25/23	117	122,560
Series 1994-40, Class Z, 6.50%, 3/25/24	675	766,240
Series 1994-42, Class K, 6.50%, 4/25/24	3,130	3,539,617
Series 1994-82, Class Z, 8.00%, 5/25/24	1,186	1,363,400
Series 1997-81, Class PD, 6.35%, 12/18/27	425	477,260
Series 2000-49, Class A, 8.00%, 3/18/27	685	807,281
Series 2001-81, Class HE, 6.50%, 1/25/32	1,601	1,792,387
Series 2002-1, Class G, 7.00%, 7/25/23	415	466,551
Series 2005-37, Class SU, 28.44%, 3/25/35(4)	2,687	3,949,380

		$26,793,228

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$427	$481,723

		$481,723

Total Collateralized Mortgage Obligations (identified cost $38,251,425)		$41,270,638

U.S. Government Agency Obligations — 2.9%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,148,445
5.77%, 1/5/27	5,000	6,117,545

		$12,265,990

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,560,460
4.75%, 3/10/23	4,500	5,088,946
5.75%, 6/12/26	2,720	3,253,901

		$13,903,307

United States Agency for International Development — Israel:
0.00%, 5/1/20	$2,200	$1,860,736

		$1,860,736

Total U.S. Government Agency Obligations (identified cost $25,234,602)		$28,030,033

3

U.S. Treasury Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(5)	$6,000	$8,397,888

Total U.S. Treasury Obligations (identified cost $6,179,454)		$8,397,888

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(6)	$16,490	$16,489,730

Total Short-Term Investments (identified cost $16,489,730)		$16,489,730

Total Investments — 98.5% (identified cost $930,949,905)		$954,090,707

Interest Rate Swaptions Written — (0.2)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option for Portfolio to pay 3-Month USD-LIBOR-BBA Rate and receive 3.574%	Citibank NA	1/9/14	$(200,000,000)	$(1,569,800)

Total Interest Rate Swaptions Written (premium received $2,530,000)	$(1,569,800)

Other Assets, Less Liabilities — 1.7%	$16,631,192

Net Assets — 100.0%	$969,152,099

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2013.

(2)	Principal amount is less than $500.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2013.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $25,240.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$941,138,986

Gross unrealized appreciation	$29,138,945
Gross unrealized depreciation	(16,187,224)

Net unrealized appreciation	$12,951,721

4

A summary of open financial instruments at July 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/13	100 U.S. 10-Year Treasury Note	Long	$12,950,000	$12,643,750	$(306,250)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$20,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(1,042,720)
Deutsche Bank AG	20,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	4,358,360

						$3,315,640

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written option activity for the fiscal year to date ended July 31, 2013 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$—	$—
Options written	200,000,000	2,530,000

Outstanding, end of period	$200,000,000	$2,530,000

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, and interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$—	$(306,250)
Swap contracts	4,358,360	(1,042,720)
Swaptions written	—	(1,569,800)

Total	$4,358,360	$(2,918,770)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$859,902,418	$—	$859,902,418
Collateralized Mortgage Obligations	—	41,270,638	—	41,270,638
U.S. Government Agency Obligations	—	28,030,033	—	28,030,033
U.S. Treasury Obligations	—	8,397,888	—	8,397,888
Short-Term Investments	—	16,489,730	—	16,489,730
Total Investments	$—	$954,090,707	$—	$954,090,707
Swap Contracts	$—	$4,358,360	$—	$4,358,360
Total	$—	$958,449,067	$—	$958,449,067

Liability Description
Swaptions Written	$—	$(1,569,800)	$—	$(1,569,800)
Futures Contracts	(306,250)	—	—	(306,250)
Swap Contracts	—	(1,042,720)	—	(1,042,720)
Total	$(306,250)	$(2,612,520)	$—	$(2,918,770)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

High Income Opportunities Fund

July 31, 2013 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $462,037,398 and the Fund owned 51.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 84.0%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.5%
Bombardier, Inc., 6.125%, 1/15/23(1)	$695	$714,113
GenCorp, Inc., 7.125%, 3/15/21(1)	1,525	1,616,500
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	88,400
TransDigm, Inc., 7.75%, 12/15/18	2,230	2,388,887

		$4,807,900

Automotive & Auto Parts — 2.0%
American Axle & Manufacturing, Inc., 9.25%, 1/15/17(1)	$3,072	$3,310,080
Chrysler Group, LLC, 8.25%, 6/15/21	2,625	2,933,437
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,545,230
General Motors Financial Co., Inc., 2.75%, 5/15/16(1)	200	199,625
General Motors Financial Co., Inc., 3.25%, 5/15/18(1)	340	333,200
General Motors Financial Co., Inc., 4.25%, 5/15/23(1)	1,135	1,092,438
General Motors Financial Co., Inc., 4.75%, 8/15/17(1)	320	337,200
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,540,000
Navistar International Corp., 8.25%, 11/1/21	3,285	3,375,337
Schaeffler Finance BV, 4.75%, 5/15/21(1)	1,265	1,233,375
Schaeffler Holding Finance BV, 6.875%, 8/15/18(1)(2)	2,130	2,183,250
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., 10.625%, 9/1/17(1)	322	340,921

		$18,424,093

Banks & Thrifts — 1.5%
Ally Financial, Inc., 0.00%, 6/15/15	$1,710	$1,588,162
Ally Financial, Inc., 2.475%, 12/1/14(3)	720	722,582
Ally Financial, Inc., 3.50%, 7/18/16	3,610	3,639,884
Ally Financial, Inc., 5.50%, 2/15/17	1,200	1,274,147
Ally Financial, Inc., 6.25%, 12/1/17	4,075	4,431,835
Ally Financial, Inc., 8.00%, 11/1/31	1,900	2,308,500

		$13,965,110

Broadcasting — 0.9%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,004,250
AMC Networks, Inc., 7.75%, 7/15/21	1,100	1,237,500
Clear Channel Communications, Inc., 11.25%, 3/1/21	1,520	1,630,200
Crown Media Holdings, Inc., 10.50%, 7/15/19	945	1,060,763
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,493,437
Univision Communications, Inc., 5.125%, 5/15/23(1)	2,055	2,024,175

		$8,450,325

Building Materials — 1.9%
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21(1)	$1,020	$1,020,000
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	2,110	2,136,375
HD Supply, Inc., 7.50%, 7/15/20(1)	995	1,057,188
HD Supply, Inc., 8.125%, 4/15/19	815	916,875
HD Supply, Inc., 11.50%, 7/15/20	1,010	1,200,638
Interface, Inc., 7.625%, 12/1/18	1,265	1,359,875
Interline Brands, Inc., 10.00%, 11/15/18(2)	3,115	3,379,775
Nortek, Inc., 8.50%, 4/15/21(1)	1,655	1,783,262

1

Security	Principal Amount (000’s omitted)	Value
Nortek, Inc., 10.00%, 12/1/18	$1,815	$1,991,962
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,700,000

		$17,545,950

Cable/Satellite TV — 2.9%
Cablevision Systems Corp., 7.75%, 4/15/18	$790	$882,825
CCO Holdings, LLC, 6.75%, 11/15/21	5,020	5,522,000
CCO Holdings, LLC/CCO Capital Corp., 5.25%, 9/30/22	2,165	2,029,687
CCO Holdings, LLC/CCO Capital Corp., 5.75%, 1/15/24	2,010	1,884,375
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	125	136,563
DISH DBS Corp., 5.875%, 7/15/22	3,500	3,508,750
DISH DBS Corp., 6.75%, 6/1/21	5,985	6,374,025
Lynx II Corp., 6.375%, 4/15/23(1)	1,050	1,082,813
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,595	2,536,612
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	170	184,025
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	1,996,875

		$26,138,550

Capital Goods — 1.1%
Amsted Industries, Inc., 8.125%, 3/15/18(1)	$2,890	$3,085,075
Belden, Inc., 5.50%, 9/1/22(1)	440	440,000
CNH Capital, LLC, 6.25%, 11/1/16	1,910	2,096,225
Harbinger Group, Inc., 7.875%, 7/15/19(1)	1,025	1,066,000
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	838,450
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	520	533,000
Silver II Borrower/Silver II US Holdings, LLC, 7.75%, 12/15/20(1)	1,590	1,673,475

		$9,732,225

Chemicals — 2.1%
Ashland, Inc., 3.00%, 3/15/16(1)	$740	$752,950
Celanese US Holdings, LLC, 5.875%, 6/15/21	960	1,012,800
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	863,363
Chemtura Corp., 5.75%, 7/15/21	725	725,000
Ineos Finance PLC, 8.375%, 2/15/19(1)	3,690	4,063,612
Kraton Polymers, LLC, 6.75%, 3/1/19	905	925,363
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,881,500
TPC Group, Inc., 8.75%, 12/15/20(1)	1,535	1,619,425
Tronox Finance, LLC, 6.375%, 8/15/20(1)	3,735	3,594,937
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21(1)	2,825	2,938,000

		$19,376,950

Consumer Products — 1.5%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$2,810	$2,922,400
BC Mountain, LLC/BC Mountain Finance, Inc., 7.00%, 2/1/21(1)	1,920	2,001,600
Libbey Glass, Inc., 6.875%, 5/15/20	689	740,675
Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	550	591,938
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(1)	1,110	1,182,150
Spectrum Brands Escrow Corp., 6.625%, 11/15/22(1)	1,610	1,726,725
Spectrum Brands, Inc., 9.50%, 6/15/18	1,015	1,124,112
Sun Products Corp. (The), 7.75%, 3/15/21(1)	2,075	2,126,875
Tempur-Pedic International, Inc., 6.875%, 12/15/20(1)	1,230	1,309,950

		$13,726,425

Containers — 2.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	$2,945	$2,908,188
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	1,940	2,056,400

2

Security	Principal Amount (000’s omitted)	Value
BWAY Holding Co., 10.00%, 6/15/18	$550	$607,750
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23(1)	830	778,125
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	3,905	4,163,706
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	2,290	2,456,025
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	1,145	1,265,225
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	2,980	3,233,300
Sealed Air Corp., 8.375%, 9/15/21(1)	3,955	4,508,700

		$21,977,419

Diversified Financial Services — 2.2%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$1,155	$1,224,300
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,980	2,061,467
CIT Group, Inc., 5.00%, 8/15/22	455	453,024
CIT Group, Inc., 5.25%, 3/15/18	605	645,838
CIT Group, Inc., 5.375%, 5/15/20	230	241,500
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,074,825
E*TRADE Financial Corp., 6.00%, 11/15/17	295	308,275
E*TRADE Financial Corp., 6.375%, 11/15/19	1,005	1,072,837
International Lease Finance Corp., 6.25%, 5/15/19	975	1,033,500
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,815,400
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,164,387
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,417,575
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,477,700
SLM Corp., 7.25%, 1/25/22	415	441,975
SLM Corp., 8.00%, 3/25/20	2,065	2,310,219

		$19,742,822

Diversified Media — 2.4%
Catalina Marketing Corp., 10.50%, 10/1/15(1)	$4,135	$4,217,700
Catalina Marketing Corp., 11.625%, 10/1/17(1)	3,090	3,252,225
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	1,138,800
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,960	3,108,000
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	467,250
LBI Media, Inc., 10.00%, 4/15/19(1)	1,860	1,692,600
LBI Media, Inc., 13.50%, 4/15/20(1)(2)	473	170,227
Southern Graphics, Inc., 8.375%, 10/15/20(1)	1,845	1,937,250
WMG Acquisition Corp., 6.00%, 1/15/21(1)	1,026	1,077,300
WMG Acquisition Corp., 11.50%, 10/1/18	3,710	4,312,875

		$21,374,227

Energy — 12.8%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$1,150	$1,227,625
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,558,200
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,323,000
Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/21(1)	545	510,938
Atlas Pipeline Partners, LP, 4.75%, 11/15/21(1)	815	751,837
Atwood Oceanics, Inc., 6.50%, 2/1/20	1,205	1,289,350
Berry Petroleum Co., 6.375%, 9/15/22	4,240	4,346,000
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,540	1,586,200
Bristow Group, Inc., 6.25%, 10/15/22	1,775	1,852,656
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	825	837,375
Chesapeake Energy Corp., 5.75%, 3/15/23	1,245	1,257,450
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	3,099,150
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	1,025	1,040,375
Concho Resources, Inc., 5.50%, 4/1/23	4,210	4,220,525
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,440,500
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,751,425

3

Security	Principal Amount (000’s omitted)	Value
Continental Resources, Inc., 4.50%, 4/15/23	$2,040	$1,989,000
Continental Resources, Inc., 5.00%, 9/15/22	4,270	4,312,700
Continental Resources, Inc., 7.125%, 4/1/21	670	750,400
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,030	2,030,000
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22(1)	2,775	2,677,875
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,811,095
Energy Transfer Equity, LP, 7.50%, 10/15/20	765	865,406
EP Energy, LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	2,880	3,283,200
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	3,950	4,246,250
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	795	878,475
EPL Oil & Gas, Inc., 8.25%, 2/15/18	1,690	1,791,400
Frontier Oil Corp., 6.875%, 11/15/18	530	567,100
FTS International Services, LLC/FTS International Bonds, Inc., 8.125%, 11/15/18(1)	3,749	4,105,155
Harvest Operations Corp., 6.875%, 10/1/17	800	884,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	603,750
Kodiak Oil & Gas Corp., 5.50%, 1/15/21(1)	410	413,588
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	3,420	3,770,550
Laredo Petroleum, Inc., 7.375%, 5/1/22	2,030	2,151,800
MEG Energy Corp., 6.375%, 1/30/23(1)	2,190	2,200,950
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	947,850
Oasis Petroleum, Inc., 6.875%, 1/15/23	2,920	3,102,500
Oil States International, Inc., 6.50%, 6/1/19	1,665	1,789,875
Pacific Drilling SA, 5.375%, 6/1/20(1)	1,085	1,066,012
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,700	1,751,000
Plains Exploration & Production Co., 6.875%, 2/15/23	4,150	4,477,456
Precision Drilling Corp., 6.50%, 12/15/21	2,210	2,342,600
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,055,000
QEP Resources, Inc., 5.25%, 5/1/23	1,685	1,668,150
Range Resources Corp., 6.75%, 8/1/20	1,580	1,714,300
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,742,175
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,106,350
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21(1)	3,625	3,584,219
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	2,035	1,994,300
Sabine Pass LNG, LP, 6.50%, 11/1/20(1)	2,260	2,361,700
SandRidge Energy, Inc., 7.50%, 3/15/21	1,495	1,487,525
SandRidge Energy, Inc., 8.125%, 10/15/22	405	413,100
SESI, LLC, 6.375%, 5/1/19	3,445	3,651,700
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	1,025	1,060,875
SM Energy Co., 6.50%, 1/1/23	1,685	1,794,525
Tesoro Corp., 5.375%, 10/1/22	2,255	2,243,725
Venoco, Inc., 11.50%, 10/1/17	540	576,450
WPX Energy, Inc., 5.25%, 1/15/17	715	759,687
WPX Energy, Inc., 6.00%, 1/15/22	3,160	3,231,100

		$116,347,474

Entertainment/Film — 0.5%
Cinemark USA, Inc., 7.375%, 6/15/21	$695	$761,025
NAI Entertainment Holdings, LLC, 8.25%, 12/15/17(1)	660	720,060
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,275,750
Regal Cinemas Corp., 8.625%, 7/15/19	545	594,050
Regal Entertainment Group, 9.125%, 8/15/18	1,272	1,411,920

		$4,762,805

Environmental — 0.5%
ADS Waste Holdings, Inc., 8.25%, 10/1/20(1)	$1,145	$1,210,837
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,209,500

4

Security	Principal Amount (000’s omitted)	Value
Covanta Holding Corp., 6.375%, 10/1/22	$1,970	$2,037,977

		$4,458,314

Food/Beverage/Tobacco — 1.6%
ASG Consolidated, LLC/ASG Finance, Inc., 10.75%, 5/15/16(1)	$1,195	$1,248,775
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	2,492	2,500,716
B&G Foods, Inc., 4.625%, 6/1/21	710	687,813
Constellation Brands, Inc., 4.25%, 5/1/23	3,055	2,886,975
Constellation Brands, Inc., 6.00%, 5/1/22	565	613,025
Michael Foods Group, Inc., 9.75%, 7/15/18	2,695	2,977,975
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(2)	1,555	1,621,087
Post Holdings, Inc., 7.375%, 2/15/22(1)	490	527,975
Sun Merger Sub, Inc., 5.25%, 8/1/18(1)	735	738,675
Sun Merger Sub, Inc., 5.875%, 8/1/21(1)	525	527,625

		$14,330,641

Gaming — 5.0%
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18(2)(4)(5)(6)	$2,377	$2,255,877
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(7)	5,755	1,899,150
Caesars Entertainment Operating Co., Inc., 5.625%, 6/1/15	5,615	4,885,050
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	3,695	3,452,516
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	2,375	2,474,453
Caesars Operating Escrow, LLC/Caesars Escrow Corp., 9.00%, 2/15/20(1)	1,670	1,569,800
Inn of the Mountain Gods Resort & Casino, 8.75%, 11/30/20(1)	421	423,631
MGM Resorts International, 5.875%, 2/27/14	1,440	1,476,000
MGM Resorts International, 6.625%, 12/15/21	1,420	1,499,875
MGM Resorts International, 7.75%, 3/15/22	3,900	4,338,750
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	2,019	2,024,047
Mohegan Tribal Gaming Authority, 11.00%, 9/15/18(1)	1,570	1,558,225
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	1,620	1,832,625
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	1,750	1,714,825
Station Casinos, LLC, 7.50%, 3/1/21	2,530	2,656,500
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	5,335	5,681,775
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	520	498,550
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	3,605	3,298,575
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(4)	2,826	1,396,685

		$44,936,909

Health Care — 9.7%
Accellent, Inc., 8.375%, 2/1/17	$3,345	$3,495,525
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	1,521	1,665,495
Alere, Inc., 6.50%, 6/15/20(1)	1,020	1,046,775
Alere, Inc., 8.625%, 10/1/18	1,300	1,410,500
Amsurg Corp., 5.625%, 11/30/20	735	753,375
Bausch & Lomb, Inc., 9.875%, 11/1/15	1,053	1,087,223
Biomet, Inc., 6.50%, 8/1/20	4,205	4,436,275
Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,354,813
Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,752,125
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,864,600
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	4,380	4,456,650
DJO Finance, LLC/DJO Finance Corp., 8.75%, 3/15/18	1,445	1,585,888
Emergency Medical Services Corp., 8.125%, 6/1/19	1,300	1,417,000
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	915	960,750
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	540	567,000
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	185	193,788
Envision Healthcare Holdings, Inc., 9.25%, 10/1/17(1)(2)	1,995	2,047,369
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,606,262

5

Security	Principal Amount (000’s omitted)	Value
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	$1,260	$1,335,600
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,071,200
HCA, Inc., 6.50%, 2/15/20	560	618,800
HCA, Inc., 7.50%, 2/15/22	1,530	1,728,900
Hologic, Inc., 6.25%, 8/1/20	5,415	5,760,206
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,769,850
INC Research, LLC, 11.50%, 7/15/19(1)	1,145	1,225,150
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	4,011,150
MPH Intermediate Holding Co. 2, 8.375%, 8/1/18(1)(2)	5,140	5,268,500
MultiPlan, Inc., 9.875%, 9/1/18(1)	2,800	3,115,000
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	4,700	5,358,000
Physio-Control International, Inc., 9.875%, 1/15/19(1)	1,435	1,600,025
Polymer Group, Inc., 7.75%, 2/1/19	1,870	2,005,575
ResCare, Inc., 10.75%, 1/15/19	2,375	2,660,000
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,513,575
Teleflex, Inc., 6.875%, 6/1/19	545	580,425
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	1,974,687
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	5,175	5,369,062
VPII Escrow Corp., 7.50%, 7/15/21(1)	2,060	2,219,650
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,622,250
Warner Chilcott Co., LLC, 7.75%, 9/15/18	2,225	2,450,281

		$87,959,299

Homebuilders/Real Estate — 0.5%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$1,750	$1,841,875
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	2,625	2,812,031

		$4,653,906

Hotels — 0.1%
RHP Hotel Properties, LP/RHP Finance Corp., 5.00%, 4/15/21(1)	$425	$418,625

		$418,625

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,460	$1,496,500
Hub International, Ltd., 8.125%, 10/15/18(1)	1,540	1,643,950
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	3,370	3,403,700

		$6,544,150

Leisure — 1.0%
NCL Corp., Ltd., 5.00%, 2/15/18(1)	$905	$907,262
Royal Caribbean Cruises, 7.25%, 6/15/16	535	601,875
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,551,475
Royal Caribbean Cruises, 11.875%, 7/15/15	575	679,938
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	3,180	3,442,350
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	1,800	1,993,500

		$9,176,400

Metals/Mining — 2.3%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$3,720	$3,589,800
IAMGOLD Corp., 6.75%, 10/1/20(1)	2,210	1,889,550
Inmet Mining Corp., 7.50%, 6/1/21(1)	1,510	1,517,550
Inmet Mining Corp., 8.75%, 6/1/20(1)	1,010	1,065,550
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,465,925
New Gold, Inc., 7.00%, 4/15/20(1)	905	925,363
Novelis, Inc., 8.375%, 12/15/17	1,025	1,109,563
Novelis, Inc., 8.75%, 12/15/20	2,645	2,929,337
Quadra FNX Mining, Ltd., 7.75%, 6/15/19(1)	3,720	3,831,600

6

Security	Principal Amount (000’s omitted)	Value
Rain CII Carbon, LLC, 8.00%, 12/1/18(1)	$480	$499,200
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	546,000
SunCoke Energy, Inc., 7.625%, 8/1/19	1,315	1,377,462

		$20,746,900

Paper — 0.6%
Boise Paper Holdings, LLC/Boise Co-Issuer Co., 8.00%, 4/1/20	$545	$588,600
Boise Paper Holdings, LLC/Boise Finance Co., 9.00%, 11/1/17	2,200	2,334,750
Domtar Corp., 10.75%, 6/1/17	2,300	2,882,438

		$5,805,788

Publishing/Printing — 0.5%
Gannett Co., Inc., 5.125%, 7/15/20(1)	$1,230	$1,233,075
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	3,080	3,249,400

		$4,482,475

Railroad — 0.1%
Kansas City Southern Mexico, 6.125%, 6/15/21	$134	$151,085
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,047,613

		$1,198,698

Restaurants — 0.4%
NPC International, Inc., 10.50%, 1/15/20	$3,030	$3,492,075

		$3,492,075

Services — 5.3%
Aramark Corp., 5.75%, 3/15/20(1)	$1,000	$1,045,000
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	520	570,700
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	2,986,687
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	2,235	2,327,194
Education Management, LLC/Education Management Finance Corp., 15.00% to 3/30/14, 7/1/18(1)(6)	1,415	1,513,635
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,265,362
Hertz Corp. (The), 6.25%, 10/15/22	1,130	1,203,450
Hertz Corp. (The), 7.50%, 10/15/18	20	21,850
Laureate Education, Inc., 9.25%, 9/1/19(1)	15,780	17,200,200
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	200	224,500
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 10.25%, 11/15/19	1,330	1,516,200
ServiceMaster Co., 8.00%, 2/15/20	1,185	1,164,263
TransUnion Holding Co., Inc., 8.125%, 6/15/18(1)(2)	2,335	2,507,206
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	3,710	4,043,900
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	3,775	4,261,031
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,496,450
United Rentals North America, Inc., 7.625%, 4/15/22	765	856,800
United Rentals North America, Inc., 8.375%, 9/15/20	505	559,288

		$47,763,716

Steel — 0.3%
AK Steel Corp., 8.75%, 12/1/18(1)	$1,030	$1,095,663
ArcelorMittal, 6.75%, 2/25/22	670	696,800
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	740	740,000

		$2,532,463

Super Retail — 6.7%
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(2)	$2,225	$2,308,437
Claire’s Stores, Inc., 6.125%, 3/15/20(1)	2,450	2,499,000
Claire’s Stores, Inc., 7.75%, 6/1/20(1)	1,245	1,260,563

7

Security	Principal Amount (000’s omitted)	Value
Claire’s Stores, Inc., 8.875%, 3/15/19	$500	$540,000
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	2,950	3,337,187
Dufry Finance SCA, 5.50%, 10/15/20(1)	1,770	1,823,373
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	2,765	2,979,287
Hot Topic, Inc., 9.25%, 6/15/21(1)	3,820	3,991,900
L Brands, Inc., 6.625%, 4/1/21	5,170	5,712,850
L Brands, Inc., 8.50%, 6/15/19	3,620	4,307,800
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	5,635	5,719,525
Michaels Stores, Inc., 7.75%, 11/1/18	1,130	1,230,288
Michaels Stores, Inc., 11.375%, 11/1/16	765	799,433
Netflix, Inc., 5.375%, 2/1/21(1)	305	309,575
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	3,490	3,612,150
Pantry, Inc., 8.375%, 8/1/20	1,615	1,752,275
Party City Holdings, Inc., 8.875%, 8/1/20(1)	2,705	2,975,500
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,945	4,290,187
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	4,590	4,727,700
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,484,438
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	4,745	4,958,525

		$60,619,993

Technology — 4.0%
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	$4,100	$4,100,000
Avaya, Inc., 9.00%, 4/1/19(1)	1,540	1,482,250
Avaya, Inc., 10.50%, 3/1/21(1)	3,810	2,943,225
Ceridian Corp., 11.00%, 3/15/21(1)	520	598,000
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,565,000
CommScope, Inc., 8.25%, 1/15/19(1)	1,310	1,444,275
First Data Corp., 7.375%, 6/15/19(1)	2,930	3,091,150
First Data Corp., 10.625%, 6/15/21(1)	1,925	1,963,500
First Data Corp., 11.25%, 1/15/21(1)	1,925	2,002,000
Infor US, Inc., 9.375%, 4/1/19	2,720	3,053,200
Lender Processing Services, Inc., 5.75%, 4/15/23	935	1,005,125
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,548,000
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	805	831,163
Seagate HDD Cayman, 7.00%, 11/1/21	3,435	3,752,737
SSI Investments II, Ltd./SSI Co-Issuer, LLC, 11.125%, 6/1/18	5,265	5,830,987

		$36,210,612

Telecommunications — 6.8%
Crown Castle International Corp., 5.25%, 1/15/23	$1,495	$1,446,413
Digicel Group, Ltd., 10.50%, 4/15/18(1)	1,210	1,318,900
Digicel, Ltd., 6.00%, 4/15/21(1)	2,030	1,994,475
Digicel, Ltd., 8.25%, 9/1/17(1)	3,255	3,409,612
Equinix, Inc., 7.00%, 7/15/21	1,335	1,466,831
Frontier Communications Corp., 7.625%, 4/15/24	1,535	1,558,025
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,661,525
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,403,375
Intelsat Luxembourg SA, 7.75%, 6/1/21(1)	4,615	4,874,594
Intelsat Luxembourg SA, 8.125%, 6/1/23(1)	3,520	3,797,200
iPCS, Inc., 3.516%, 5/1/14(2)(3)	1,010	1,011,263
MetroPCS Wireless, Inc., 6.25%, 4/1/21(1)	2,840	2,907,450
MetroPCS Wireless, Inc., 6.625%, 4/1/23(1)	3,415	3,496,106
NII International Telecom SCA, 7.875%, 8/15/19(1)	2,030	1,958,950
SBA Communications Corp., 5.625%, 10/1/19	920	931,500
SBA Telecommunications, Inc., 5.75%, 7/15/20	1,915	1,967,662
SBA Telecommunications, Inc., 8.25%, 8/15/19	497	540,488

8

Security	Principal Amount (000’s omitted)	Value
Softbank Corp., 4.50%, 4/15/20(1)	$5,075	$4,911,331
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,330,300
Sprint Nextel Corp., 6.00%, 11/15/22	2,030	1,964,025
Sprint Nextel Corp., 7.00%, 8/15/20	780	825,825
Sprint Nextel Corp., 9.00%, 11/15/18(1)	4,995	5,931,562
Sprint Nextel Corp., 9.125%, 3/1/17	1,140	1,319,550
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(1)(2)	3,494	3,597,665
Windstream Corp., 7.75%, 10/1/21	2,445	2,616,150

		$61,240,777

Textiles/Apparel — 0.9%
Levi Strauss & Co., 6.875%, 5/1/22	$1,185	$1,309,425
Phillips-Van Heusen Corp., 7.75%, 11/15/23(4)	3,385	4,196,662
Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 8/1/18(1)	370	388,500
Quiksilver, Inc./QS Wholesale, Inc., 10.00%, 8/1/20(1)	245	254,188
SIWF Merger Sub, Inc., 6.25%, 6/1/21(1)	1,555	1,558,887

		$7,707,662

Transportation Ex Air/Rail — 0.4%
CEVA Group PLC, 8.375%, 12/1/17(1)	$2,215	$2,237,150
CEVA Group PLC, 11.625%, 10/1/16(1)	1,750	1,806,875

		$4,044,025

Utilities — 1.9%
AES Corp. (The), 4.875%, 5/15/23	$225	$214,313
Calpine Corp., 7.50%, 2/15/21(1)	6,183	6,646,725
Edison Mission Energy, 7.50%, 6/15/13(14)	3,255	1,993,687
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., 6.875%, 8/15/17(1)	745	763,625
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,309,450
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,696,225
Texas Competitive Electric Holdings Co., LLC, 11.50%, 10/1/20(1)	2,035	1,536,425

		$17,160,450

Total Corporate Bonds & Notes (identified cost $734,532,630)		$761,856,153

Senior Floating-Rate Interests — 5.5%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.2%
Sequa Corporation, Term Loan, 5.25%, Maturing 12/19/17	$1,791	$1,815,626

		$1,815,626

Chemicals — 0.5%
Ineos US Finance LLC, Term Loan, 4.00%, Maturing 5/4/18	$3,060	$3,058,997
Tronox Pigments (Netherlands) B.V., Term Loan, 4.50%, Maturing 3/19/20	1,200	1,216,406

		$4,275,403

Consumer Products — 0.4%
Sun Products Corporation (The), Term Loan, 5.50%, Maturing 3/23/20	$3,092	$3,096,115

		$3,096,115

9

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 6.50%, Maturing 2/28/19	$2,000	$2,006,250

		$2,006,250

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,850	$1,858,094

		$1,858,094

Energy — 0.2%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$2,000	$2,003,958

		$2,003,958

Food/Beverage/Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$800	$824,000

		$824,000

Health Care — 0.4%
Hologic, Inc., Term Loan, 4.50%, Maturing 8/1/19	$1,980	$1,992,060
Rural/Metro Corporation, Term Loan, 5.75%, Maturing 6/29/18	1,697	1,556,355

		$3,548,415

Metals/Mining — 0.4%
FMG America Finance, Inc., Term Loan, 5.25%, Maturing 10/18/17	$3,770	$3,804,810

		$3,804,810

Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.00%, Maturing 3/22/19	$1,895	$1,908,280

		$1,908,280

Services — 0.7%
AlixPartners, LLP, Term Loan - Second Lien, Maturing 7/2/21(9)	$2,800	$2,857,750
Education Management LLC, Term Loan, 4.31%, Maturing 6/1/16	3,258	2,913,335
Education Management LLC, Term Loan, 8.25%, Maturing 3/29/18	497	469,921

		$6,241,006

Super Retail — 0.5%
JC Penney Corp., Inc., Term Loan, 6.00%, Maturing 5/21/18	$4,800	$4,845,000

		$4,845,000

Telecommunications — 1.0%
Asurion LLC, Term Loan, Maturing 7/8/20(9)	$1,400	$1,373,859
Asurion LLC, Term Loan, 4.50%, Maturing 5/24/19	2,488	2,491,055
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	5,000	5,250,000

		$9,114,914

Transportation Ex Air/Rail — 0.3%
CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	$1,170	$1,113,304
CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	523	497,429
CEVA Group PLC, Term Loan, 5.28%, Maturing 8/31/16	590	558,203

		$2,168,936

Utilities — 0.2%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.72%, Maturing 10/10/17	$2,600	$1,830,156

		$1,830,156

Total Senior Floating-Rate Interests (identified cost $48,581,903)		$49,340,963

10

Convertible Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.6%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$5,390,000

		$5,390,000

Services — 0.0%(10)
Mood Media Corp., 10.00%, 10/31/15(4)(5)	$37	$20,498

		$20,498

Total Convertible Bonds (identified cost $5,126,428)		$5,410,498

Common Stocks — 2.9%

Security	Shares	Value
Building Materials — 0.5%
Panolam Holdings Co. (4)(5)(11)	3,117	$4,091,655

		$4,091,655

Capital Goods — 0.1%
Manitowoc Co., Inc. (The)	25,000	$513,250

		$513,250

Chemicals — 0.9%
LyondellBasell Industries N.V., Class A	100,000	$6,871,000
Tronox Ltd., Class A	72,600	1,576,146

		$8,447,146

Consumer Products — 0.0%(10)
HF Holdings, Inc. (4)(5)(11)	13,600	$126,072

		$126,072

Energy — 0.0%(10)
Chesapeake Energy Corp.	15,800	$368,140

		$368,140

Gaming — 0.4%
Greektown Superholdings, Inc. (11)	892	$71,360
Las Vegas Sands Corp.	54,500	3,028,565
New Cotai Participation Corp., Class B (4)(5)(11)	7	216,125

		$3,316,050

Services — 0.5%
Hertz Global Holdings, Inc. (11)	50,000	$1,280,500
United Rentals, Inc. (11)	60,000	3,439,200

		$4,719,700

Super Retail — 0.2%
GNC Holdings, Inc., Class A	37,157	$1,961,146

		$1,961,146

Technology — 0.3%
NCR Corp. (11)	75,000	$2,700,000

		$2,700,000

Total Common Stocks (identified cost $17,725,840)		$26,243,159

11

Convertible Preferred Stocks — 1.1%

Security	Shares	Value
Energy — 0.7%
Chesapeake Energy Corp., 4.50%	10,851	$997,207
Chesapeake Energy Corp., 5.75%(1)	4,980	5,488,582

		$6,485,789

Health Care — 0.4%
Alere, Inc., 3.00%	12,510	$3,399,593

		$3,399,593

Total Convertible Preferred Stocks (identified cost $9,383,775)		$9,885,382

Preferred Stocks — 0.4%

Security	Shares	Value
Banks & Thrifts — 0.4%
GMAC Capital Trust I, 8.125% to 2/15/16(12)	129,800	$3,446,190

		$3,446,190

Total Preferred Stocks (identified cost $3,273,233)		$3,446,190

Miscellaneous — 0.8%

Security	Shares	Value
Cable/Satellite TV — 0.0%(10)
Adelphia, Inc., Escrow Certificate (11)	7,585,000	$66,369
Adelphia, Inc., Escrow Certificate (11)	3,555,000	31,106
Adelphia Recovery Trust (4)(11)	10,758,837	0

		$97,475

Energy — 0.0%(10)
SemGroup Corp., Escrow Certificate (11)	6,330,000	$126,600

		$126,600

Gaming — 0.8%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(5)(11)	5,410	$3,246,000
PGP Investors, LLC, Membership Interests(4)(5)(11)	11,429	4,000,000

		$7,246,000

Health Care — 0.0%(10)
US Oncology, Inc., Escrow Certificate(11)	705,000	$31,725

		$31,725

Total Miscellaneous (identified cost $13,862,743)		$7,501,800

12

Warrants — 0.1%

Security	Shares	Value
Energy — 0.1%
SemGroup Corp., Expires 11/30/14(11)	17,240	$561,335

		$561,335

Food/Beverage/Tobacco — 0.0%(10)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$233,450

		$233,450

Total Warrants (identified cost $172)		$794,785

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$31,784	$31,783,802

Total Short-Term Investments (identified cost $31,783,802)		$31,783,802

Total Investments — 98.9% (identified cost $864,270,526)		$896,262,732

Other Assets, Less Liabilities — 1.1%		$10,277,591

Net Assets — 100.0%		$906,540,323

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $357,142,524 or 39.4% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Restricted security.

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2013.

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

13

(9)	This Senior Loan will settle after July 31, 2013, at which time the interest rate will be determined.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $9,315.

(14)	Defaulted matured bond.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$867,103,943

Gross unrealized appreciation	$51,959,867
Gross unrealized depreciation	(22,801,078)

Net unrealized appreciation	$29,158,789

Restricted Securities

At July 31, 2013, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18	11/30/12	$2,377,360	$2,060,116	$2,255,877

Total Corporate Bonds & Notes			$2,060,116	$2,255,877

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	37,000	$0	$20,498

Total Convertible Bonds			$0	$20,498

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$126,072
New Cotai Participation Corp., Class B	4/12/13	7	216,125	216,125
Panolam Holdings Co.	12/30/09	3,117	1,712,791	4,091,655

Total Common Stocks			$2,659,366	$4,433,852

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$3,246,000
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	4,000,000

Total Miscellaneous			$4,094,675	$7,246,000

Total Restricted Securities			$8,814,157	$13,956,227

14

A summary of open financial instruments at July 31, 2013 is as follows:

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America NA	Amkor Technology, Inc.	B2/BB	$1,150	5.00	%(1)	6/20/15	$87,739	$19,256	$106,995
Barclays Bank PLC	Amkor Technology, Inc.	B2/BB	2,000	5.00	(1)	6/20/15	152,590	52,037	204,627
Credit Suisse International	Ford Motor Co.	Baa3/BB+	1,000	5.00	(1)	12/20/16	137,522	(1,366)	136,156
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	144,539	(30,405)	114,134
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	144,539	(54,416)	90,123
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	288,796	(72,002)	216,794
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	144,539	(35,214)	109,325
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	288,797	(53,339)	235,458

Total			$11,650				$1,389,061	$(175,449)	$1,213,612

Centrally Cleared Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Notional Amount** (000’s omitted)	Pay Annual Fixed Rate		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Depreciation
CME Group, Inc.	Markit CDX North America High Yield Index	$2,000	5.00	%(1)	6/20/18	3.72%	$98,090	$(123,164)	$(25,074)

Total		$2,000					$98,090	$(123,164)	$(25,074)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $11,650,000.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At July 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $1,487,151.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

15

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$754,006,929	$7,849,224	$761,856,153
Senior Floating-Rate Interests	—	49,340,963	—	49,340,963
Convertible Bonds	—	5,390,000	20,498	5,410,498
Common Stocks	21,737,947	71,360	4,433,852	26,243,159
Convertible Preferred Stocks	997,207	8,888,175	—	9,885,382
Preferred Stocks	3,446,190	—	—	3,446,190
Miscellaneous	—	3,501,800	4,000,000	7,501,800
Warrants	—	794,785	—	794,785
Short-Term Investments	—	31,783,802	—	31,783,802
Total Investments	$26,181,344	$853,777,814	$16,303,574	$896,262,732
Swap Contracts	$—	$1,487,151	$—	$1,487,151
Total	$26,181,344	$855,264,965	$16,303,574	$897,749,883

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Investments in Warrants	Total
Balance as of October 31, 2012	$1,701,655	$38,332	$5,660,642	$4,000,000	$8,872,920	$20,273,549
Realized gains (losses)	1,457	—	—	—	10,369,824	10,371,281
Change in net unrealized appreciation (depreciation)	486,448	(17,834)	(1,442,915)	28,489	(8,872,920)	(9,818,732)
Cost of purchases(1)	2,023,062	—	216,125	—	—	2,239,187
Proceeds from sales(1)	(316,040)	—	—	(28,489)	(10,369,824)	(10,714,353)
Accrued discount (premium)	34,044	—	—	—	—	34,044
Transfers to Level 3*	3,918,598	—	—	—	—	3,918,598
Transfers from Level 3*	—	—	—	—	—	—

Balance as of July 31, 2013	$7,849,224	$20,498	$4,433,852	$4,000,000	$0	$16,303,574

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2013	$342,338	$(17,834)	$(1,442,915)	$28,489	$—	$(1,089,922)

16

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

17

Eaton Vance

Low Duration Government Income Fund

July 31, 2013 (Unaudited)

Eaton Vance Low Duration Government Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2013, the Fund owned 86.3% of Short-Term U.S. Government Portfolio’s outstanding interests, 5.9% of Government Obligations Portfolio’s outstanding interests and 53.7% of CMBS Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2013 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Short-Term U.S. Government Portfolio (identified cost, $258,634,395)	$272,448,401	78.1%

Government Obligations Portfolio (identified cost, $58,054,364)	57,218,629	16.4

CMBS Portfolio (identified cost, $20,106,633)	19,846,350	5.7

Total Investments in Affiliated Portfolios (identified cost $336,795,392)	$349,513,380	100.2%

Other Assets, Less Liabilities	$(778,788)	(0.2)%

Net Assets	$348,734,592	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2013 and October 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Short-Term U.S. Government Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Government Obligations Portfolio and CMBS Portfolio at July 31, 2013 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Short-Term U.S. Government Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 57.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.217%, with various maturities to 2022(1)	$2,893	$2,979,707
2.22%, with various maturities to 2037(1)	2,047	2,144,501
2.24%, with maturity at 2020(1)	463	473,033
2.366%, with maturity at 2035(1)	4,873	5,015,632
2.429%, with maturity at 2023(1)	1,634	1,689,056
2.893%, with maturity at 2035(1)	3,727	3,976,653
2.951%, with maturity at 2022(1)	274	283,421
2.997%, with maturity at 2034(1)	2,036	2,179,743
3.182%, with maturity at 2032(1)	1,397	1,443,652
3.253%, with maturity at 2025(1)	1,375	1,458,740
3.255%, with maturity at 2029(1)	871	889,594
3.86%, with maturity at 2034(1)	816	893,611
4.083%, with maturity at 2037(1)	4,095	4,483,192
4.321%, with maturity at 2030(1)	1,316	1,443,245
4.50%, with various maturities to 2035	5,219	5,494,729
4.70%, with maturity at 2033(1)	4,981	5,484,258
4.89%, with maturity at 2032(1)	751	805,367
5.00%, with various maturities to 2018	3,427	3,640,302
5.50%, with various maturities to 2018	1,916	2,019,655
6.00%, with various maturities to 2035	6,988	7,870,721
6.50%, with various maturities to 2030	1,587	1,724,154
7.00%, with various maturities to 2035	1,477	1,707,189
7.50%, with various maturities to 2017	270	280,951
8.00%, with various maturities to 2025	227	247,503
9.25%, with maturity at 2017	3	3,427

		$58,632,036

Federal National Mortgage Association:
2.201%, with various maturities to 2037(1)	$1,360	$1,419,025
2.217%, with maturity at 2032(1)	2,225	2,332,357
2.22%, with various maturities to 2035(1)	4,775	5,020,005
2.269%, with maturity at 2031(1)	3,767	3,914,332
2.274%, with maturity at 2040(1)	1,465	1,539,452
2.302%, with maturity at 2031(1)	4,838	4,976,809
2.368%, with maturity at 2018(1)	43	44,276
2.459%, with maturity at 2037(1)	4,880	5,146,551
2.561%, with maturity at 2020(1)	756	780,390
2.624%, with maturity at 2019(1)	1,464	1,508,872
2.677%, with maturity at 2018(1)	329	337,357
2.707%, with maturity at 2029(1)	284	291,049
2.75%, with maturity at 2018(1)	30	30,414
2.768%, with maturity at 2036(1)	462	478,510
2.789%, with maturity at 2028(1)	3,114	3,331,974
2.899%, with maturity at 2030(1)	631	652,822
3.105%, with maturity at 2030(1)	2,606	2,714,260
3.173%, with maturity at 2036(1)	1,567	1,613,218

1

Security	Principal Amount (000’s omitted)	Value
3.178%, with maturity at 2030(1)	$1,345	$1,434,554
3.229%, with maturity at 2034(1)	3,679	3,967,691
3.269%, with maturity at 2021(1)	720	750,404
3.576%, with maturity at 2021(1)	720	746,200
3.644%, with maturity at 2021(1)	1,155	1,198,047
3.651%, with maturity at 2034(1)	5,756	6,301,465
3.789%, with maturity at 2036(1)	428	451,595
3.801%, with maturity at 2035(1)	2,222	2,432,015
3.958%, with maturity at 2034(1)	3,709	4,059,796
4.061%, with maturity at 2035(1)	1,582	1,731,978
4.098%, with maturity at 2036(1)	3,351	3,681,286
4.105%, with maturity at 2033(1)	1,280	1,404,203
4.327%, with maturity at 2035(1)	2,970	3,258,742
4.568%, with maturity at 2034(1)	1,058	1,162,836
4.576%, with maturity at 2029(1)	2,552	2,793,625
4.602%, with maturity at 2034(1)	1,576	1,725,473
4.754%, with maturity at 2034(1)	3,181	3,488,664
5.00%, with various maturities to 2019(2)	5,020	5,342,318
6.00%, with various maturities to 2031	3,670	4,037,260
6.323%, with maturity at 2032(1)	491	542,278
6.50%, with various maturities to 2019	171	186,497
7.00%, with various maturities to 2035	11,390	13,019,797
8.00%, with various maturities to 2034	1,540	1,884,493
9.10%, with maturity at 2018(3)	177	193,579
9.50%, with maturity at 2022	336	390,505

		$102,316,974

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$582	$603,245
2.00%, with maturity at 2026(1)	270	282,004
5.00%, with maturity at 2018	1,727	1,839,024
7.00%, with various maturities to 2035	14,479	17,101,108
8.25%, with maturity at 2020	195	224,549
9.00%, with maturity at 2017	189	207,277

		$20,257,207

Total Mortgage Pass-Throughs (identified cost $176,955,920)		$181,206,217

Collateralized Mortgage Obligations — 13.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$5,676	$992,724
Series 1395, Class F, 1.601%, 10/15/22(5)	62	61,700
Series 2135, Class JZ, 6.00%, 3/15/29	2,647	2,926,967
Series 3030, (Interest Only), Class SL, 5.909%, 9/15/35(4)(6)	9,204	1,371,208
Series 3114, (Interest Only), Class TS, 6.459%, 9/15/30(4)(6)	20,098	3,503,173
Series 3339, (Interest Only), Class JI, 6.399%, 7/15/37(4)(6)	7,769	1,173,368
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	15,846	1,778,319
Series 4109, (Interest Only), Class SA, 6.009%, 9/15/32(4)(6)	6,359	1,379,466
Series 4182, (Interest Only), Class GI, 3.00%, 1/15/43(4)	27,501	3,595,414

		$16,782,339

2

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series G93-17, Class FA, 1.19%, 4/25/23(5)	$147	$149,078
Series G93-36, Class ZQ, 6.50%, 12/25/23	656	735,937
Series G97-4, Class FA, 0.992%, 6/17/27(5)	521	528,877
Series 296, (Interest Only), Class 2, 8.00%, 4/1/24(4)	1,827	362,516
Series 1993-203, Class PL, 6.50%, 10/25/23	686	766,316
Series 1993-250, Class Z, 7.00%, 12/25/23	140	145,905
Series 1994-14, Class F, 2.551%, 10/25/23(5)	741	761,102
Series 2001-4, Class GA, 9.556%, 4/17/25(3)	118	135,425
Series 2004-60, (Interest Only), Class SW, 6.86%, 4/25/34(4)(6)	9,894	1,789,707
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	7,255	1,505,081
Series 2006-65, (Interest Only), Class PS, 7.03%, 7/25/36(4)(6)	6,640	1,123,574
Series 2007-99, (Interest Only), Class SD, 6.21%, 10/25/37(4)(6)	10,251	1,346,204
Series 2009-48, Class WA, 5.83%, 7/25/39(3)	1,857	2,080,823
Series 2009-62, Class WA, 5.556%, 8/25/39(3)	2,620	2,928,994
Series 2009-93, (Interest Only), Class SC, 5.96%, 11/25/39(4)(6)	17,550	2,784,363
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	11,586	878,550
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)	7,304	1,380,282
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	13,504	1,101,640
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	7,375	1,432,907
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	17,128	1,789,355

		$23,726,636

Government National Mortgage Association:
Series 2000-30, Class F, 0.742%, 12/16/22(5)	$794	$801,409

		$801,409

Total Collateralized Mortgage Obligations (identified cost $42,317,851)		$41,310,384

U.S. Government Agency Obligations — 24.8%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,148,445
5.77%, 1/5/27	3,000	3,670,527

		$9,818,972

Federal Home Loan Bank:
4.625%, 9/11/20	$1,735	$1,976,111
5.75%, 6/12/26	12,000	14,355,444

		$16,331,555

United States Agency for International Development – Israel:
0.00%, 5/1/20	$1,100	$930,368
0.00%, 3/15/21	20,000	16,432,880
5.50%, 12/4/23	6,775	8,151,504
5.50%, 4/26/24	22,000	26,590,982

		$52,105,734

Total U.S. Government Agency Obligations (identified cost $70,380,271)		$78,256,261

3

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(7)	$1,345	$1,345,098

Total Short-Term Investments (identified cost $1,345,098)		$1,345,098

Total Investments — 95.7% (identified cost $290,999,140)		$302,117,960

Interest Rate Swaptions Written — (0.2)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option for Portfolio to pay 3-Month USD-LIBOR-BBA Rate and receive 3.574%	Citibank NA	1/9/14	$(100,000,000)	$(784,900)

Total Interest Rate Swaptions Written (premium received $1,265,000)				$(784,900)

Other Assets, Less Liabilities — 4.5%				$14,203,268

Net Assets — 100.0%				$315,536,328

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2013.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2013.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $12,478.

4

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$293,887,317

Gross unrealized appreciation	$13,476,521
Gross unrealized depreciation	(5,245,878)

Net unrealized appreciation	$8,230,643

A summary of open financial instruments at July 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	250 U.S. 5-Year Treasury Note	Short	$(30,611,328)	$(30,341,797)	$269,531
9/13	440 U.S. 10-Year Treasury Note	Short	(56,873,438)	(55,632,500)	1,240,938

					$1,510,469

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$10,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(521,360)
Deutsche Bank AG	10,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	2,179,180

						$1,657,820

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written option activity for the fiscal year to date ended July 31, 2013 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$—	$—
Options written	100,000,000	1,265,000

Outstanding, end of period	$100,000,000	$1,265,000

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$1,510,469	$—
Swap contracts	2,179,180	(521,360)
Swaptions written	—	(784,900)

Total	$3,689,649	$(1,306,260)

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$181,206,217	$—	$181,206,217
Collateralized Mortgage Obligations	—	41,310,384	—	41,310,384
U.S. Government Agency Obligations	—	78,256,261	—	78,256,261
Short-Term Investments	—	1,345,098	—	1,345,098
Total Investments	$—	$302,117,960	$—	$302,117,960
Futures Contracts	$1,510,469	$—	$—	$1,510,469
Swap Contracts	—	2,179,180	—	2,179,180
Total	$1,510,469	$304,297,140	$—	$305,807,609

Liability Description
Swaptions Written	$—	$(784,900)	$—	$(784,900)
Swap Contracts	—	(521,360)	—	(521,360)
Total	$—	$(1,306,260)	$—	$(1,306,260)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.
Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Multi-Strategy Absolute Return Fund

July 31, 2013 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2013, the Fund owned 0.6% of Floating Rate Portfolio’s outstanding interests, 4.9% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 0.8% of Global Macro Portfolio’s outstanding interests, 5.9% of Government Obligations Portfolio’s outstanding interests, 99.6% of MSAR Completion Portfolio’s outstanding interests, 65.6% of Parametric Market Neutral Portfolio’s outstanding interests and 9.3% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2013 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Floating Rate Portfolio (identified cost, $92,615,781)	$90,581,959	15.7%
Global Macro Absolute Return Advantage Portfolio (identified cost, $87,030,820)	85,067,093	14.7
Global Macro Portfolio (identified cost, $54,785,640)	57,395,666	9.9
Government Obligations Portfolio (identified cost, $54,691,699)	57,191,971	9.9
MSAR Completion Portfolio (identified cost, $116,331,855)	115,713,543	20.0
Parametric Market Neutral Portfolio (identified cost, $136,146,360)	145,666,846	25.2
Short-Term U.S. Government Portfolio (identified cost, $29,342,387)	29,424,185	5.1

Total Investments in Affiliated Portfolios (identified cost $570,944,542)	$581,041,263	100.5%

Other Assets, Less Liabilities	$(2,864,526)	(0.5)%

Net Assets	$578,176,737	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2013 and October 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Multi-Strategy All Market Fund

July 31, 2013 (Unaudited)

Eaton Vance Multi-Strategy All Market Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of both Eaton Vance Hexavest Global Equity Fund and Parametric Emerging Markets Fund (the Affiliated Investment Funds). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2013, the Fund owned 0.3% of Boston Income Portfolio’s outstanding interests, 6.7% of CMBS Portfolio’s outstanding interests, 0.2% of Floating Rate Portfolio’s outstanding interests, 1.0% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 0.1% of Global Macro Portfolio’s outstanding interests, 0.2% of Government Obligations Portfolio’s outstanding interests, 0.1% of International Income Portfolio’s outstanding interests, 99.9% of MSAM Completion Portfolio’s outstanding interests, and 5.5% of Parametric Market Neutral Portfolio’s outstanding interests. The Fund’s Consolidated Portfolio of Investments at July 31, 2013 is set forth below.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios		Value	% of Net Assets
Boston Income Portfolio (identified cost, $11,966,153)		$12,399,130	13.6%
CMBS Portfolio (identified cost, $2,512,152)		2,480,780	2.7
Floating Rate Portfolio (identified cost, $24,815,233)		25,143,176	27.6
Global Macro Absolute Return Advantage Portfolio (identified cost, $18,629,658)		18,184,518	19.9
Global Macro Portfolio (identified cost, $5,043,358)		4,919,362	5.4
Government Obligations Portfolio (identified cost, $1,697,396)		1,621,219	1.8
International Income Portfolio (identified cost, $1,205,008)		1,157,550	1.3
MSAM Completion Portfolio (identified cost, $2,725,569)		2,559,739	2.8
Parametric Market Neutral Portfolio (identified cost, $11,551,251)		12,130,301	13.3

Total Investments in Affiliated Portfolios (identified cost $80,145,778)		$80,595,775	88.4%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Eaton Vance Hexavest Global Equity Fund, Class I	741,618	$8,476,695	9.3%
Parametric Emerging Markets Fund, Institutional Class	79,972	1,141,203	1.3

Total Investments in Affiliated Investment Funds (identified cost $9,304,443)		$9,617,898	10.6%

Exchange-Traded Funds

Description	Shares	Value	% of Net Assets
SPDR Gold Trust(1)	8,875	$1,135,645	1.2%

Total Exchange-Traded Funds (identified cost $1,367,347)		$1,135,645	1.2%

Total Investments (identified cost $90,817,568)		$91,349,318	100.2%

Other Assets, Less Liabilities		$(192,895)	(0.2)%

Net Assets		$91,156,423	100.0%

(1)	Non-income producing.

2

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2013 were $1,150,920 or 1.3% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at July 31, 2013 is as follows:

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Societe Generale	$500	Receives	SGI Vol Invest Alpha 2 Index	Pays	0.30%	6/20/14	$7,112
Societe Generale	1,000	Receives	SGI Vol Invest Beta 2 Index	Pays	1-Month USD- LIBOR-BBA +0.30%	6/20/14	(7,091)

							$21

At July 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into total return swap agreements on a security, basket of securities or an index to hedge against fluctuations in securities prices.

At July 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $7,112 and $7,091, respectively.

The cost and unrealized appreciation (depreciation) of investments of securities of the Fund, including the Subsidiary, at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,671,790

Gross unrealized appreciation	$322,252
Gross unrealized depreciation	(240,499)

Net unrealized appreciation	$81,753

Affiliated Investment Funds

Transactions with affiliated investment funds for the fiscal year to date ended July 31, 2013 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Realized gain (loss)	Value, end of period
Eaton Vance Hexavest Global Equity Fund, Class I	$—	$8,154,443	$—	$—	$—	$8,476,695
Parametric Emerging Markets Fund, Institutional Class	—	1,150,000	—	—	—	1,141,203

Total	$—	$9,304,443	$—	$—	$—	$9,617,898

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$80,595,775	$—	$—	$80,595,775
Investments in Affiliated Investment Funds	9,617,898	—	—	9,617,898
Exchange-Traded Funds	1,135,645	—	—	1,135,645
Total Investments	$91,349,318	$—	$—	$91,349,318
Swap Contracts	$—	$7,112	$—	$7,112
Total	$91,349,318	$7,112	$—	$91,356,430

Liability Description
Swap Contracts	$—	$(7,091)	$—	$(7,091)
Total	$—	$(7,091)	$—	$(7,091)

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year to date then ended.

Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and the Affiliated Investment Funds’ Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Parametric Market Neutral Fund

July 31, 2013 (Unaudited)

Parametric Market Neutral Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Parametric Market Neutral Portfolio (formerly, Parametric Structured Absolute Return Portfolio) (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $51,463,194 and the Fund owned 23.2% of the Portfolio’s outstanding interests. Effective March 1, 2013, the name of the Fund was changed from Eaton Vance Parametric Structured Absolute Return Fund. The Portfolio’s Portfolio of Investments is set forth below.

Parametric Market Neutral Portfolio

July 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 59.5%

Security	Shares	Value
Australia — 0.9%
AGL Energy, Ltd.	5,214	$68,159
Amcor, Ltd.	26,391	250,807
APA Group	2,615	14,104
Australia and New Zealand Banking Group, Ltd.	3,414	91,214
BHP Billiton, Ltd.	4,149	129,717
CFS Retail Property Trust Group	5,171	9,525
Coca-Cola Amatil, Ltd.	2,124	24,515
Commonwealth Bank of Australia	3,063	204,166
Computershare, Ltd.	3,083	27,105
Crown, Ltd.	1,448	16,648
CSL, Ltd.	1,824	108,244
Federation Centres	5,647	11,884
GPT Group	9,186	30,204
Harvey Norman Holdings, Ltd.	17,218	41,128
James Hardie Industries PLC CDI	3,210	26,664
National Australia Bank, Ltd.	3,507	98,406
Orica, Ltd.	4,583	74,460
Origin Energy, Ltd.	7,164	76,883
Rio Tinto, Ltd.	1,391	71,937
Shopping Centres Australasia Property Group	1,119	1,624
Sydney Airport	3,269	10,548
Tabcorp Holdings, Ltd.	6,320	18,564
Tatts Group, Ltd.	6,146	17,618
Telstra Corp., Ltd.	46,235	207,165
Transurban Group	20,984	127,806
Wesfarmers, Ltd.	728	26,534
Westfield Group	1,128	11,377
Westfield Retail Trust	3,405	9,203
Westpac Banking Corp.	2,593	71,932
Woodside Petroleum, Ltd.	1,115	37,651
Woolworths, Ltd.	3,710	111,101

		$2,026,893

Austria — 0.2%
Immofinanz AG(1)	2,991	$12,250
OMV AG	4,683	207,170
Raiffeisen Bank International AG	2,793	84,766
Verbund AG	1,244	24,509

		$328,695

Belgium — 0.5%
Anheuser-Busch InBev NV	4,213	$405,127
Belgacom SA	3,912	95,753
Colruyt SA	2,498	142,448
Groupe Bruxelles Lambert SA	2,116	171,741
Mobistar SA	842	12,008
Solvay SA	907	122,948
Telenet Group Holding NV	1,739	84,109
UCB SA	1,527	87,926

1

Security	Shares	Value
Umicore SA	1,364	$61,402

		$1,183,462

Brazil — 1.0%
AES Tiete SA, PFC Shares	3,300	$32,619
All America Latina Logistica SA (Units)	4,700	18,171
Banco do Brasil SA	8,600	85,459
Banco Santander Brasil SA ADR	16,000	96,320
BM&F Bovespa SA	22,200	119,692
BR Malls Participacoes SA	7,900	70,019
Bradespar SA, PFC Shares	2,500	24,547
Centrais Eletricas Brasileiras SA	5,400	19,694
Cia de Concessoes Rodoviarias SA (CCR)	7,700	60,416
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,200	43,260
Cia de Saneamento de Minas Gerais-COPASA	1,500	23,795
Cia Energetica de Minas Gerais SA ADR	4,739	43,883
Cia Energetica de Sao Paulo, PFC Shares	4,800	42,270
Cia Hering	4,100	54,994
Cia Paranaense de Energia ADR	2,500	31,150
Cia Siderurgica Nacional SA ADR	7,900	22,910
Cielo SA	3,024	74,548
CPFL Energia SA ADR	2,100	38,850
Diagnosticos da America SA	11,900	62,334
Embraer SA ADR	2,000	67,940
Estacio Participacoes SA	9,300	71,829
Gerdau SA ADR	6,800	43,112
Itau Unibanco Holding SA ADR, PFC Shares	10,010	127,627
Lojas Americanas SA, PFC Shares	11,865	82,746
Lojas Renner SA	600	15,885
Marcopolo SA, PFC Shares	5,700	32,356
MPX Energia SA(1)	4,500	13,709
Natura Cosmeticos SA	4,000	80,566
OGX Petroleo e Gas Participacoes SA(1)	13,100	3,790
Oi SA ADR	18,499	34,223
PDG Realty SA Empreendimentos e Participacoes(1)	56,300	45,408
Petroleo Brasileiro SA ADR	13,500	184,140
Raia Drogasil SA	7,800	65,987
Tim Participacoes SA ADR	1,300	24,401
Totvs SA	2,000	31,560
Tractebel Energia SA	2,900	46,271
Ultrapar Participacoes SA	2,900	68,834
Vale SA ADR	13,700	187,964
Weg SA	3,600	44,184

		$2,237,463

Chile — 0.5%
Administradora de Fondos de Pensiones Provida SA	2,100	$12,260
Aguas Andinas SA, Series A	57,700	40,424
Antarchile SA, Series A	1,500	21,310
Banco de Chile	531,501	75,818
Banco de Credito e Inversiones	924	50,439

2

Security	Shares	Value
Banco Santander Chile SA ADR	3,056	$68,943
Cap SA	1,500	26,853
Cencosud SA	11,400	51,803
Cia Cervecerias Unidas SA	1,900	25,680
Cia General de Electricidad SA	6,200	37,408
Colbun SA	111,100	28,648
Corpbanca SA	3,255,600	32,312
Embotelladora Andina SA, Class B, PFC Shares	4,800	25,221
Empresa Nacional de Electricidad SA	44,000	58,056
Empresas CMPC SA	21,900	63,929
Empresas Copec SA	6,100	79,181
Enersis SA	238,500	71,873
ENTEL SA	1,000	16,522
Latam Airlines Group SA	3,200	43,101
Parque Arauco SA	8,400	17,948
Quinenco SA	5,975	14,838
Ripley Corp. SA	17,800	13,492
S.A.C.I. Falabella SA	11,600	118,517
Salfacorp SA	14,400	14,180
Sigdo Koppers SA	8,300	14,376
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,700	49,232
Sonda SA	13,200	34,397
Vina Concha y Toro SA	16,500	29,863

		$1,136,624

China — 1.6%
Agricultural Bank of China, Ltd., Class H	268,000	$108,356
Air China, Ltd., Class H	40,000	27,056
Anhui Conch Cement Co., Ltd., Class H	37,500	110,574
Baidu, Inc. ADR(1)	1,600	211,696
Bank of Communications, Ltd., Class H	146,000	94,958
Beijing Enterprises Holdings, Ltd.	8,000	53,255
Brilliance China Automotive Holdings, Ltd.(1)	22,000	26,212
BYD Co., Ltd., Class H(1)	8,000	31,229
China CITIC Bank Corp., Ltd., Class H	33,000	15,262
China Coal Energy Co., Class H	26,213	13,979
China Communications Construction Co., Ltd., Class H	72,000	54,983
China Construction Bank Corp., Class H	367,000	273,635
China Eastern Airlines Corp., Ltd., Class H(1)	132,000	40,467
China Life Insurance Co., Ltd., Class H	26,000	62,299
China Longyuan Power Group Corp., Class H	30,000	31,630
China Mengniu Dairy Co., Ltd.	7,000	28,097
China Merchants Bank Co., Ltd., Class H	52,500	88,027
China Merchants Holdings (International) Co., Ltd.	16,000	49,961
China Minsheng Banking Corp., Ltd., Class H	70,000	70,775
China Mobile, Ltd.	35,500	377,190
China National Building Material Co., Ltd., Class H	18,000	16,222
China Overseas Land & Investment, Ltd.	42,000	120,626
China Pacific Insurance (Group) Co., Ltd., Class H	26,800	89,587
China Resources Enterprise, Ltd.	16,000	49,289
China Resources Power Holdings Co., Ltd.	18,000	41,933
China Telecom Corp., Ltd., Class H	174,000	86,414
China Yurun Food Group, Ltd.(1)	47,000	32,865
Citic Pacific, Ltd.	30,000	32,660
Ctrip.com International, Ltd. ADR(1)	1,100	40,293
Digital China Holdings, Ltd.	32,000	35,128

3

Security	Shares	Value
Dongfeng Motor Group Co., Ltd., Class H	40,000	$53,502
Guangdong Investment, Ltd.	52,000	42,032
Guangzhou Automobile Group Co., Ltd., Class H	34,000	32,986
Home Inns & Hotels Management, Inc. ADR(1)	1,100	30,591
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	74,800	65,053
Inner Mongolia Yitai Coal Co., Ltd., Class B	42,400	96,662
Jiangxi Copper Co., Ltd., Class H	55,000	92,410
Kunlun Energy Co., Ltd.	62,000	91,061
Lenovo Group, Ltd.	78,000	71,025
Mindray Medical International, Ltd. ADR	800	32,760
NetEase.com, Inc. ADR	400	25,484
New Oriental Education & Technology Group, Inc. ADR	1,200	26,628
Parkson Retail Group, Ltd.	41,000	16,225
PICC Property & Casualty Co., Ltd., Class H	16,000	17,830
Ports Design, Ltd.	39,000	25,424
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	22,634
SINA Corp.(1)	300	20,691
Sino Biopharmaceutical, Ltd.	48,000	34,879
Sinopharm Group Co., Ltd., Class H	9,600	26,337
Sohu.com, Inc.(1)	700	43,729
Sound Global, Ltd.(1)	68,000	32,199
Tingyi (Cayman Islands) Holding Corp.	22,000	54,345
Tsingtao Brewery Co., Ltd., Class H	4,000	30,621
Want Want China Holdings, Ltd.	51,000	68,879
Weichai Power Co., Ltd., Class H	15,200	50,503
WuXi PharmaTech (Cayman), Inc. ADR(1)	1,900	42,180
Yangzijiang Shipbuilding Holdings, Ltd.	61,000	44,849
Yanzhou Coal Mining Co., Ltd., Class H	86,000	59,091
ZTE Corp., Class H(1)	14,400	25,017

		$3,590,285

Colombia — 0.3%
Almacenes Exito SA	3,800	$62,453
Banco de Bogota	600	22,477
Bancolombia SA ADR, PFC Shares	1,200	68,940
Cia Colombiana de Inversiones SA	6,700	19,555
Ecopetrol SA	39,000	89,228
Empresa de Energia de Bogota SA	29,900	22,882
Grupo Argos SA	2,900	31,988
Grupo Argos SA, PFC Shares	1,200	13,021
Grupo Aval Acciones y Valores SA	56,100	41,303
Grupo Aval Acciones y Valores SA, PFC Shares	61,500	44,468
Grupo de Inversiones Suramericana	1,650	32,551
Grupo Nutresa SA	4,000	53,833
Grupo Odinsa SA	3,523	14,689
Interconexion Electrica SA	7,100	30,127
ISAGEN SA ESP(1)	31,400	45,076

		$592,591

Czech Republic — 0.3%
CEZ AS	10,780	$255,904
Komercni Banka AS	900	174,904
New World Resources PLC, Class A	10,220	8,922
Pegas Nonwovens SA	3,630	109,709
Unipetrol AS(1)	8,100	71,435

		$620,874

4

Security	Shares	Value
Denmark — 0.6%
A.P. Moller-Maersk A/S, Class A	8	$59,164
A.P. Moller-Maersk A/S, Class B	10	78,417
Coloplast A/S, Class B	4,831	282,212
Danske Bank A/S(1)	1,163	21,408
DSV A/S	4,722	123,748
Novo Nordisk A/S, Class B	2,705	458,947
Novozymes A/S, Class B	5,956	204,153
TDC A/S	4,463	39,063
Tryg A/S	985	89,281
William Demant Holding A/S(1)	512	45,091

		$1,401,484

Egypt — 0.3%
Alexandria Mineral Oils Co.	3,300	$32,771
Commercial International Bank	26,300	133,065
Eastern Tobacco	2,550	34,928
Egypt Kuwaiti Holding Co.	35,600	26,733
Egyptian Financial Group-Hermes Holding SAE(1)	11,500	14,393
El Sewedy Cables Holding Co.	2,000	6,141
Ezz Steel(1)	23,000	34,516
Juhayna Food Industries	47,300	65,716
Orascom Construction Industries (OCI)(1)	4,000	137,658
Orascom Telecom Holding SAE(1)	137,000	87,089
Orascom Telecom Media and Technology Holding SAE	173,500	13,624
Sidi Kerir Petrochemicals Co.	16,100	34,259
Talaat Moustafa Group(1)	57,300	38,772
Telecom Egypt	14,500	27,781

		$687,446

Finland — 0.4%
Elisa Oyj	3,239	$69,745
Fortum Oyj	3,112	61,554
Kesko Oyj, Class B	860	27,048
Kone Oyj, Class B	3,429	255,386
Metso Oyj	563	19,835
Nokia Oyj(1)	27,833	110,036
Nokian Renkaat Oyj	461	20,474
Orion Oyj, Class B	3,395	83,105
Pohjola Bank PLC, Class A	474	8,210
Sampo Oyj	3,676	160,996
Stora Enso Oyj	4,761	35,320
Wartsila Oyj	1,868	84,683

		$936,392

France — 1.0%
ADP	957	$98,878
Air Liquide SA	2,642	350,729
Alcatel-Lucent(1)	5,142	12,979
Carrefour SA	1,390	42,586
Christian Dior SA	308	54,579
Compagnie Generale des Etablissements Michelin, Class B	95	9,526
Dassault Systemes SA	1,313	172,601
Essilor International SA	1,348	150,864
Eutelsat Communications SA	2,028	56,681
GDF Suez	5,413	113,534

5

Security	Shares	Value
Iliad SA	94	$22,177
Imerys SA	335	22,149
Kering SA	57	13,072
L’Oreal SA	405	67,891
Lagardere SCA	231	7,320
LVMH Moet Hennessy Louis Vuitton SA	1,689	307,448
Natixis	3,700	18,907
Pernod-Ricard SA	1,509	180,049
Safran SA	1,774	104,177
Sanofi	1,404	146,976
SES SA	691	20,339
Societe BIC SA	525	58,317
Sodexo	636	58,085
Suez Environnement Co. SA	2,287	32,448
Thales SA	520	26,778
Total SA	1,490	79,400
Unibail-Rodamco SE	90	21,867

		$2,250,357

Germany — 1.0%
Adidas AG	795	$88,615
Bayerische Motoren Werke AG	1,384	135,464
Bayerische Motoren Werke AG, PFC Shares	1,031	78,384
Beiersdorf AG	1,690	156,281
Brenntag AG	97	15,965
Continental AG	166	26,140
Deutsche Lufthansa AG(1)	814	16,312
Deutsche Post AG	3,472	97,091
Deutsche Telekom AG	4,513	54,878
Fraport AG	277	17,932
Fresenius Medical Care AG & Co. KGaA	261	16,481
Hannover Rueckversicherung AG	307	22,802
Henkel AG & Co. KGaA	815	67,539
Henkel AG & Co. KGaA, PFC Shares	1,502	146,819
Linde AG	2,887	556,131
Osram Licht AG(1)	138	5,379
Salzgitter AG	502	18,687
SAP AG	6,998	512,753
Siemens AG	1,381	151,677
United Internet AG	3,764	122,946
Volkswagen AG, PFC Shares	40	9,489

		$2,317,765

Greece — 0.0%(2)
OPAP SA	4,064	$36,473

		$36,473

Hong Kong — 0.7%
ASM Pacific Technology, Ltd.	2,100	$22,805
Bank of East Asia, Ltd.	21,600	80,970
BOC Hong Kong (Holdings), Ltd.	34,000	106,667
Cathay Pacific Airways, Ltd.	44,000	81,463
Cheung Kong Infrastructure Holdings, Ltd.	17,000	117,371
CLP Holdings, Ltd.	16,500	136,784
Hang Seng Bank, Ltd.	15,000	229,236
HKT Trust and HKT, Ltd.	20,000	19,540
Hong Kong & China Gas Co., Ltd.	81,180	207,770
Hopewell Holdings, Ltd.	17,000	53,868

6

Security	Shares	Value
Link REIT (The)	46,000	$224,613
MTR Corp., Ltd.	29,500	109,683
PCCW, Ltd.	40,000	18,101
Power Assets Holdings, Ltd.	24,000	215,463
Wing Hang Bank, Ltd.	1,500	13,898

		$1,638,232

Hungary — 0.3%
EGIS Pharmaceuticals PLC	200	$18,543
Magyar Telekom Rt.	46,780	64,069
MOL Hungarian Oil & Gas Rt.	2,330	175,023
OTP Bank Rt.	9,850	198,245
Richter Gedeon Nyrt	9,200	141,431

		$597,311

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	700	$26,089
Infosys, Ltd. ADR	4,200	208,656

		$234,745

Indonesia — 0.6%
Adaro Energy Tbk PT	287,500	$19,546
AKR Corporindo Tbk PT	39,000	16,376
Bank Central Asia Tbk PT	90,000	90,968
Bank Mandiri Tbk PT	65,000	56,258
Bank Negara Indonesia Persero Tbk PT	133,000	55,236
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	358,000	36,924
Bank Rakyat Indonesia Tbk PT	67,500	54,094
Bumi Resources Tbk PT	560,000	27,745
Energi Mega Persada Tbk PT(1)	1,737,000	17,717
Gudang Garam Tbk PT	19,500	80,235
Indo Tambangraya Megah Tbk PT	11,000	25,874
Indocement Tunggal Prakarsa Tbk PT	23,500	47,651
Indofood Sukses Makmur Tbk PT	31,500	19,882
Jasa Marga (Persero) Tbk PT	52,500	27,311
Kalbe Farma Tbk PT	645,000	89,604
Lippo Karawaci Tbk PT	274,500	34,145
Media Nusantara Citra Tbk PT	120,000	36,159
Perusahaan Gas Negara Tbk PT	130,000	74,656
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	204,500	22,265
Semen Gresik (Persero) Tbk PT	37,500	55,465
Surya Semesta Internusa Tbk PT	156,289	14,276
Tambang Batubara Bukit Asam Tbk PT	19,500	18,873
Telekomunikasi Indonesia Tbk PT	125,000	144,611
Unilever Indonesia Tbk PT	18,500	57,126
United Tractors Tbk PT	37,000	60,479
XL Axiata Tbk PT	76,000	33,262

		$1,216,738

Ireland — 0.2%
CRH PLC	5,444	$114,405
Elan Corp. PLC(1)	2,765	42,284
Kerry Group PLC, Class A	4,652	285,823

		$442,512

7

Security	Shares	Value
Israel — 0.4%
Bank Hapoalim B.M.	21,756	$104,036
Bank Leumi Le-Israel B.M.(1)	27,289	91,556
Bezeq Israeli Telecommunication Corp., Ltd.	50,598	81,732
Delek Group, Ltd.	104	29,205
Elbit Systems, Ltd.	175	7,721
Israel Chemicals, Ltd.	4,485	35,765
Israel Corp., Ltd.(1)	89	41,724
Mellanox Technologies, Ltd.(1)	339	15,289
Mizrahi Tefahot Bank, Ltd.(1)	5,302	56,539
NICE Systems, Ltd.	1,726	66,806
Teva Pharmaceutical Industries, Ltd. ADR	6,457	256,343

		$786,716

Italy — 0.7%
Atlantia SpA	4,869	$92,695
Autogrill SpA(1)	3,445	52,621
Enel Green Power SpA	46,110	102,637
Enel SpA	5,639	18,869
ENI SpA	24,490	540,914
Finmeccanica SpA(1)	5,684	29,737
Luxottica Group SpA	3,068	162,542
Pirelli & C. SpA	2,428	31,884
Snam Rete Gas SpA	39,186	185,195
Telecom Italia SpA, PFC Shares	37,815	19,927
Tenaris SA	2,416	53,902
Terna Rete Elettrica Nazionale SpA	32,833	146,651

		$1,437,574

Japan — 1.8%
ABC-Mart, Inc.	500	$22,549
Air Water, Inc.	2,000	29,301
All Nippon Airways Co., Ltd.	32,000	65,895
Bank of Kyoto, Ltd. (The)	8,000	63,883
Bank of Yokohama, Ltd. (The)	21,000	115,095
Benesse Holdings, Inc.	1,000	34,485
Chiba Bank, Ltd. (The)	12,000	83,022
Chugai Pharmaceutical Co., Ltd.	3,400	67,416
Chugoku Bank, Ltd. (The)	6,000	77,907
Daihatsu Motor Co., Ltd.	5,000	109,902
Electric Power Development Co., Ltd.	600	19,845
Gunma Bank, Ltd. (The)	13,000	73,493
Hachijuni Bank, Ltd. (The)	11,000	64,536
Hamamatsu Photonics K.K.	3,000	104,157
Hirose Electric Co., Ltd.	200	26,665
Hiroshima Bank, Ltd. (The)	14,000	58,193
Hoya Corp.	500	10,776
Isetan Mitsukoshi Holdings, Ltd.	1,100	15,170
Iyo Bank, Ltd. (The)	4,000	38,155
Japan Airlines Co., Ltd.	1,700	90,153
Japan Prime Realty Investment Corp.	7	19,141
Japan Real Estate Investment Corp.	2	21,090
Joyo Bank, Ltd. (The)	3,000	16,137
Kamigumi Co., Ltd.	5,000	41,444
Kansai Paint Co., Ltd.	6,000	77,737
Keikyu Corp.	3,000	25,030
Keio Corp.	10,000	70,361
Keyence Corp.	800	260,847
Kintetsu Corp.	8,000	34,348

8

Security	Shares	Value
Kyowa Hakko Kirin Co., Ltd.	4,000	$39,868
Lawson, Inc.	200	15,673
McDonald’s Holdings Co. (Japan), Ltd.	2,600	72,167
Miraca Holdings, Inc.	500	24,112
Mitsubishi Tanabe Pharma Corp.	700	9,429
Mizuho Financial Group, Inc.	6,500	13,519
NGK Spark Plug Co., Ltd.	4,000	79,353
Nippon Telegraph & Telephone Corp.	300	15,135
Nishi-Nippon City Bank, Ltd. (The)	16,000	41,238
Nitori Holdings Co., Ltd.	750	63,987
NTT DoCoMo, Inc.	230	350,308
Odakyu Electric Railway Co., Ltd.	9,000	85,435
Ono Pharmaceutical Co., Ltd.	1,500	96,139
Oracle Corp. Japan	300	11,686
Oriental Land Co., Ltd.	700	113,900
Osaka Gas Co., Ltd.	12,000	50,791
Rakuten, Inc.	12,629	170,270
Rinnai Corp.	700	51,252
Sankyo Co., Ltd.	600	26,495
Santen Pharmaceutical Co., Ltd.	1,900	82,776
Seven Bank, Ltd.	8,300	30,707
Shimamura Co., Ltd.	400	45,860
Shizuoka Bank, Ltd. (The)	15,000	162,213
Suruga Bank, Ltd.	4,000	70,988
Suzuken Co., Ltd.	1,600	50,008
Sysmex Corp.	200	12,898
Taisho Pharmaceutical Holdings Co., Ltd.	200	13,623
Takashimaya Co., Ltd.	3,000	29,483
Toho Gas Co., Ltd.	6,000	29,980
Tokyo Gas Co., Ltd.	10,000	54,969
TonenGeneral Sekiyu K.K.	10,000	96,708
Tsumura & Co.	800	22,788
Unicharm Corp.	2,100	111,795
USS Co., Ltd.	680	81,240
Yahoo! Japan Corp.	16	8,503
Yakult Honsha Co., Ltd.	600	27,952
Yamaguchi Financial Group, Inc.	3,000	28,556
Yamato Holdings Co., Ltd.	700	15,346

		$4,043,883

Kuwait — 0.3%
Al Ahli Bank of Kuwait KSC	11,235	$19,569
Boubyan Bank KSC(1)	5,750	12,540
Boubyan Petrochemicals Co.	25,700	56,838
Burgan Bank SAK	15,750	33,804
Commercial Bank of Kuwait SAK(1)	10,000	25,164
Gulf Bank(1)	18,037	25,053
Gulf Cable and Electrical Industries Co.	4,300	15,012
Kuwait Finance House KSC	20,856	53,470
Kuwait Foods Co. (Americana)	2,500	19,523
Mabanee Co. SAKC	11,000	41,793
Mobile Telecommunications Co.	45,700	109,107
National Bank of Kuwait SAK	33,037	105,661
National Industries Group Holding(1)	37,700	33,901
National Mobile Telecommunication Co. KSC	2,500	18,113
Sultan Center Food Products Co.(1)	74,929	29,448

		$598,996

9

Security	Shares	Value
Malaysia — 0.5%
Airasia Bhd	23,600	$22,954
AMMB Holdings Bhd	19,900	48,042
Axiata Group Bhd	24,600	51,463
Batu Kawan Bhd	8,600	48,494
Boustead Holdings Bhd	12,050	19,502
British American Tobacco Malaysia Bhd	2,300	43,422
Dialog Group Bhd	19,700	16,930
Digi.com Bhd	33,100	47,423
Gamuda Bhd	21,900	32,111
Genting Bhd	15,500	46,923
Hong Leong Bank Bhd	3,400	14,438
IJM Corp. Bhd	11,000	19,617
IOI Corp. Bhd	16,300	27,477
Kuala Lumpur Kepong Bhd	6,500	42,473
Lafarge Malayan Cement Bhd	8,200	26,116
Malayan Banking Bhd	16,800	53,107
Maxis Bhd	18,500	40,567
Multi-Purpose Holdings Bhd	23,600	28,083
Parkson Holdings Bhd	30,000	33,320
Petronas Chemicals Group Bhd	25,900	52,844
Petronas Dagangan Bhd	4,400	36,339
PPB Group Bhd	12,300	56,473
Public Bank Bhd	11,300	60,079
Resorts World Bhd	20,400	26,150
RHB Capital Bhd	7,100	18,042
Sapurakencana Petroleum Bhd(1)	42,697	50,756
Sime Darby Bhd	47,000	137,361
Telekom Malaysia Bhd	11,300	18,360
Tenaga Nasional Bhd	17,100	46,877

		$1,165,743

Mexico — 1.1%
Alfa SAB de CV, Series A	66,500	$169,468
America Movil SAB de CV ADR, Series L	22,600	474,148
Bolsa Mexicana de Valores SAB de CV	26,300	70,606
Cemex SAB de CV ADR(1)	14,980	172,420
Coca Cola Femsa SAB de CV ADR	500	70,600
Compartamos SAB de CV	39,900	72,161
Embotelladoras Arca SAB de CV	9,900	74,129
Empresas ICA SAB de CV(1)	12,000	25,197
Fomento Economico Mexicano SA de CV ADR	1,700	169,133
Genomma Lab Internacional SA de CV(1)	9,700	22,737
Grupo Aeroportuario del Pacifico SAB de CV ADR	600	31,338
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,500	29,653
Grupo Bimbo SA de CV, Series A	18,600	62,589
Grupo Carso SA de CV, Series A1	13,600	67,815
Grupo Elektra SA de CV	500	18,182
Grupo Financiero Banorte SAB de CV, Class O	31,500	198,701
Grupo Financiero Inbursa SAB de CV, Class O	51,600	120,670
Grupo Mexico SAB de CV, Series B	36,343	111,566
Grupo Televisa SA ADR	3,700	100,270
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	6,400	14,340
Industrias CH SAB de CV, Series B(1)	2,200	14,103
Industrias Penoles SA de CV	1,900	59,630
Kimberly-Clark de Mexico SAB de CV, Class A	5,000	16,480
Mexichem SAB de CV	15,232	70,837
Minera Frisco SAB de CV(1)	8,400	18,421
Promotora y Operadora de Infraestructura SAB de CV(1)	5,800	60,871
TV Azteca SAB de CV, Series CPO	39,000	18,473
Wal-Mart de Mexico SAB de CV, Series V	44,900	122,860

		$2,457,398

10

Security	Shares	Value
Netherlands — 0.8%
Akzo Nobel NV	2,889	$176,130
ASML Holding NV	4,958	446,615
European Aeronautic Defence and Space Co. NV	1,300	77,850
Gemalto NV	337	35,293
Heineken Holding NV	1,103	69,190
Heineken NV	2,459	172,725
Koninklijke Ahold NV	15,251	251,258
Koninklijke DSM NV	3,018	212,102
Koninklijke KPN NV(1)	2,009	5,290
Koninklijke Vopak NV	1,762	101,498
QIAGEN NV(1)	3,542	72,772
Reed Elsevier NV	2,651	50,786
Unilever NV	4,097	164,378

		$1,835,887

New Zealand — 0.1%
Auckland International Airport, Ltd.	31,475	$79,091
Contact Energy, Ltd.	8,594	36,840
Fletcher Building, Ltd.	6,648	43,146
Telecom Corporation of New Zealand, Ltd.	21,189	38,109

		$197,186

Norway — 0.4%
Aker Solutions ASA	4,486	$67,603
Gjensidige Forsikring ASA	2,549	39,451
Norsk Hydro ASA	23,556	100,137
Orkla ASA	5,891	45,496
Seadrill, Ltd.	2,697	115,287
Statoil ASA	9,950	215,981
Telenor ASA	13,416	297,120
Yara International ASA	449	20,150

		$901,225

Peru — 0.3%
Alicorp SA	28,800	$88,687
Banco Continental SA	6,900	14,066
Cia de Minas Buenaventura SA ADR	2,700	38,610
Credicorp, Ltd.	940	111,663
Ferreyros SA	33,023	19,488
Grana y Montero SA	18,300	76,577
Intergroup Financial Services Corp.	1,000	29,000
Luz del Sur SAA	11,400	37,837
Sociedad Minera Cerro Verde SAA(1)	600	13,260
Southern Copper Corp.	8,165	212,861
Union Andina de Cementos SAA	27,900	38,916
Volcan Cia Minera SA, Class B	103,855	43,459

		$724,424

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	25,600	$29,649
Aboitiz Power Corp.	30,200	24,304
Alliance Global Group, Inc.	46,700	28,252
Ayala Corp.	2,570	35,729
Ayala Land, Inc.	29,200	20,204
Ayala Land, Inc., PFC Shares(3)	65,600	151
Bank of the Philippine Islands	12,700	27,515
International Container Terminal Services, Inc.	9,481	20,008
JG Summit Holding, Inc.	50,500	48,839
Jollibee Foods Corp.	4,300	15,346
Manila Electric Co.	3,700	24,412
Metro Pacific Investments Corp.	263,000	32,689

11

Security	Shares	Value
Philex Mining Corp.	75,900	$18,977
Philex Petroleum Corp.(1)	29,500	8,828
Philippine Long Distance Telephone Co.	860	60,069
Puregold Price Club, Inc.	10,800	10,182
Robinsons Land Corp.	40,900	21,436
San Miguel Corp.	9,500	18,811
Semirara Mining Corp.	2,400	13,752
SM Investments Corp.	3,125	68,350
SM Prime Holdings, Inc.	89,500	36,163
Universal Robina Corp.	8,500	24,326

		$587,992

Poland — 0.5%
Agora SA(1)	14,100	$34,519
AmRest Holdings SE(1)	680	18,628
Asseco Poland SA	4,530	64,592
Bank Pekao SA	1,780	91,369
BRE Bank SA	300	40,288
Budimex SA	710	21,254
Cyfrowy Polsat SA(1)	8,634	57,345
Emperia Holding SA	1,350	27,317
Enea SA	4,500	19,027
Eurocash SA	2,480	46,102
ING Bank Slaski SA(1)	1,400	43,490
Jastrzebska Spolka Weglowa SA	1,200	25,078
KGHM Polska Miedz SA	1,983	68,714
Lubelski Wegiel Bogdanka SA(1)	590	19,429
Netia SA(1)	12,396	17,651
NG2 SA	740	21,733
Polish Oil & Gas	26,840	52,026
Polska Grupa Energetyczna SA	22,460	106,206
Polski Koncern Naftowy Orlen SA	4,840	65,704
Powszechna Kasa Oszczednosci Bank Polski SA	10,700	124,543
Powszechny Zaklad Ubezpieczen SA	837	118,819
Tauron Polska Energia SA	33,730	46,360
Telekomunikacja Polska SA	17,310	40,980
TVN SA	7,240	24,414

		$1,195,588

Portugal — 0.1%
EDP-Energias de Portugal SA	27,367	$97,292
Galp Energia SGPS SA, Class B	2,862	45,715
Jeronimo Martins SGPS SA	3,700	73,102
Portugal Telecom SGPS SA	3,867	14,754

		$230,863

Qatar — 0.3%
Aamal Co. QSC(1)	6,942	$27,162
Doha Bank, Ltd.	3,250	45,213
Gulf International Services QSC	1,500	19,700
Industries Qatar	2,585	112,724
Masraf Al Rayan	8,150	62,913
Qatar Electricity & Water Co.	800	36,036
Qatar Gas Transport Co., Ltd. (NAKILAT)	10,000	50,037
Qatar Islamic Bank	2,500	47,260
Qatar National Bank	2,048	99,503
Qatar National Cement Co.	600	16,410
Qatar National Navigation	1,500	31,293
Qatar Telecom QSC	1,544	59,329

		$607,580

12

Security	Shares	Value
Russia — 1.0%
CTC Media, Inc.	2,300	$25,530
E.ON Russia JSC	607,000	48,986
Etalon Group, Ltd. GDR(1)(4)	4,600	18,379
Federal Grid Co. Unified Energy System JSC(1)	7,226,300	24,288
Federal Hydrogenerating Co. JSC ADR(1)	28,000	47,157
Globaltrans Investment PLC GDR(4)	2,700	37,730
KamAZ	13,000	16,644
LUKOIL OAO ADR	3,700	217,720
Magnit OJSC	970	235,258
Mail.ru Group, Ltd. GDR(4)	1,800	57,522
MMC Norilsk Nickel ADR	6,100	81,571
Mobile TeleSystems OJSC	16,900	140,176
Novolipetsk Steel GDR(4)	2,500	36,245
OAO Gazprom ADR(1)	42,600	329,196
OAO Inter Rao Ues(1)	41,577,400	15,508
Pharmstandard OJSC GDR(1)(4)	2,600	36,069
PIK Group GDR(1)(4)	9,700	21,042
Rosneft Oil Co. GDR(4)	11,100	78,424
Rostelecom	22,500	75,499
Sberbank of Russia ADR	29,300	336,355
Severstal OAO GDR(4)	4,600	34,576
Surgutneftegas OJSC ADR(1)	9,200	72,505
Surgutneftegas OJSC, PFC Shares	76,900	50,247
Tatneft ADR(1)	2,000	73,508
Uralkali OJSC GDR(4)	2,000	43,323
VimpelCom, Ltd. ADR	5,800	58,058
VTB Bank OJSC GDR(1)(4)	22,500	63,199
Yandex NV, Class A(1)	1,300	42,250

		$2,316,965

Singapore — 0.7%
Ascendas Real Estate Investment Trust	46,000	$83,144
ComfortDelGro Corp., Ltd.	14,000	22,036
DBS Group Holdings, Ltd.	32,000	419,933
Oversea-Chinese Banking Corp., Ltd.	33,000	273,971
Singapore Airlines, Ltd.	12,000	95,405
Singapore Press Holdings, Ltd.	34,000	117,361
Singapore Technologies Engineering, Ltd.	18,000	60,615
Singapore Telecommunications, Ltd.	70,000	216,156
StarHub, Ltd.	13,000	44,997
United Overseas Bank, Ltd.	9,000	151,822
UOL Group, Ltd.	13,000	71,404

		$1,556,844

South Africa — 1.1%
ABSA Group, Ltd.	2,300	$33,228
Adcock Ingram Holdings, Ltd.	5,800	39,746
AECI, Ltd.	2,500	29,494
African Bank Investments, Ltd.	12,000	17,686
African Rainbow Minerals, Ltd.	1,000	16,434
Anglo Platinum, Ltd.(1)	800	28,303
AngloGold Ashanti, Ltd.	2,900	38,052
Aveng, Ltd.	14,200	42,162
AVI, Ltd.	7,900	46,041
Barloworld, Ltd.	3,300	27,358
Bidvest Group, Ltd.	4,200	103,751
Capital Property Fund	19,700	20,891
Clicks Group, Ltd.	6,800	39,480
Discovery Holdings, Ltd.	2,400	21,662

13

Security	Shares	Value
FirstRand, Ltd.	17,000	$50,996
Harmony Gold Mining Co., Ltd.	5,600	21,139
Impala Platinum Holdings, Ltd.	4,286	42,098
Imperial Holdings, Ltd.	1,300	27,096
Kumba Iron Ore, Ltd.	1,000	44,282
Kumba Resources, Ltd.	2,200	33,911
Liberty Holdings, Ltd.	2,300	28,506
Massmart Holdings, Ltd.	2,200	37,252
Mediclinic International, Ltd.	2,800	19,526
MMI Holdings, Ltd.	18,700	40,674
Mondi, Ltd.	1,900	28,087
Mr. Price Group, Ltd.	4,200	54,750
MTN Group, Ltd.	25,600	479,274
Murray & Roberts Holdings, Ltd.(1)	11,600	27,856
Nampak, Ltd.	9,600	31,057
Nedbank Group, Ltd.	2,200	39,616
Netcare, Ltd.	26,000	61,773
Remgro, Ltd.	4,700	89,766
Reunert, Ltd.	5,500	37,272
RMB Holdings, Ltd.	12,000	49,332
Sanlam, Ltd.	11,500	55,266
Sasol, Ltd.	3,800	174,589
Shoprite Holdings, Ltd.	2,100	35,510
Spar Group, Ltd. (The)	3,300	38,333
Standard Bank Group, Ltd.	8,000	89,455
Steinhoff International Holdings, Ltd.(1)	24,600	65,134
Sun International, Ltd.	4,200	41,623
Tiger Brands, Ltd.	1,300	40,428
Truworths International, Ltd.	7,200	60,950
Vodacom Group (Pty), Ltd.	8,900	105,060
Wilson Bayly Holmes-Ovcon, Ltd.	3,100	48,962
Woolworths Holdings, Ltd.	3,700	25,240

		$2,529,101

South Korea — 1.1%
Celltrion, Inc.	1,508	$87,609
Cheil Industries, Inc.	410	32,422
Cheil Worldwide, Inc.(1)	2,670	61,189
CJ Corp.	300	30,560
Dongbu Insurance Co., Ltd.	660	27,945
Hankook Tire Co., Ltd.	610	32,630
Hankook Tire Worldwide Co., Ltd.	869	19,774
Honam Petrochemical Corp.	270	40,808
Hynix Semiconductor, Inc.(1)	1,810	43,785
Hyundai Glovis Co., Ltd.	290	49,962
Hyundai Heavy Industries Co., Ltd.	280	52,267
Hyundai Marine & Fire Insurance Co., Ltd.	1,900	52,127
Hyundai Merchant Marine Co., Ltd.(1)	1,080	15,411
Hyundai Motor Co.	540	111,658
Hyundai Steel Co.	700	42,621
Industrial Bank of Korea	4,750	48,164
Kangwon Land, Inc.	1,900	48,362
Korea Electric Power Corp.(1)	2,600	66,373
Korea Zinc Co., Ltd.	170	43,480
Korean Air Lines Co., Ltd.(1)	660	16,567
Korean Reinsurance Co.	4,578	45,289
KT&G Corp.	1,080	72,778
LG Chem, Ltd.	290	72,737
LG Corp.	490	28,477
LG Display Co., Ltd.(1)	1,210	30,019

14

.Security	Shares	Value
LG Electronics, Inc.	1,050	$68,111
LG Hausys, Ltd.	240	27,242
LIG Insurance Co., Ltd.	2,290	50,315
NHN Corp.	140	36,576
POSCO	500	143,608
S-Oil Corp.	590	39,638
Samsung C&T Corp.	400	19,781
Samsung Electro-Mechanics Co., Ltd.	350	25,172
Samsung Electronics Co., Ltd.	380	433,016
Samsung Engineering Co., Ltd.	370	25,875
Samsung Fine Chemicals Co., Ltd.	470	19,969
Samsung Fire & Marine Insurance Co., Ltd.	200	42,689
Samsung Heavy Industries Co., Ltd.	600	21,311
Samsung Life Insurance Co., Ltd.	600	57,383
Samsung Securities Co., Ltd.	500	20,473
SK Broadband Co., Ltd.(1)	4,000	19,044
SK Chemicals Co., Ltd.	510	19,423
SK Telecom Co., Ltd. ADR	2,400	51,816
TONGYANG Securities, Inc.	9,480	30,080
Woori Finance Holdings Co., Ltd.	6,060	60,641

		$2,385,177

Spain — 0.8%
Abertis Infraestructuras SA	5,095	$94,609
Acerinox SA	3,474	35,608
Amadeus IT Holding SA, Class A	4,076	140,183
CaixaBank SA	10,466	38,604
Distribuidora Internacional de Alimentacion SA	2,190	18,123
Enagas	5,750	142,090
Ferrovial SA	11,061	188,701
Grifols SA	2,781	117,453
Iberdrola SA	4,551	25,184
Indra Sistemas SA	3,009	40,781
Industria de Diseno Textil SA	2,491	332,510
International Consolidated Airlines Group SA(1)	8,369	37,122
Red Electrica Corp. SA	1,895	105,670
Repsol SA	4,739	113,580
Telefonica SA(1)	10,928	156,185
Zardoya Otis SA	5,596	81,534

		$1,667,937

Sweden — 0.8%
Atlas Copco AB, Class A	1,107	$28,877
Elekta AB, Class B	2,411	41,287
Getinge AB, Class B	1,220	45,116
Hennes & Mauritz AB, Class B	5,895	220,305
Holmen AB, Class B	1,988	57,682
Investor AB, Class B	4,712	141,478
Lundin Petroleum AB(1)	1,265	27,781
Millicom International Cellular SA SDR	682	54,613
Nordea Bank AB	21,238	269,203
Scania AB, Class B	1,400	29,208
Skandinaviska Enskilda Banken AB, Class A	10,508	115,992
Skanska AB, Class B	5,621	106,064
SKF AB, Class B	1,705	47,323
Svenska Cellulosa AB, Class B	1,144	30,262
Swedbank AB, Class A	4,978	119,996
Tele2 AB, Class B	6,008	77,011
Telefonaktiebolaget LM Ericsson, Class B	3,788	44,775
TeliaSonera AB	44,658	323,003

		$1,779,976

15

Security	Shares	Value
Switzerland — 1.1%
Actelion, Ltd.(1)	1,764	$117,230
Adecco SA(1)	1,647	104,715
Baloise Holding AG	319	34,632
Coca-Cola HBC AG	2,335	60,525
Geberit AG	106	28,438
Givaudan SA(1)	54	75,160
Lonza Group AG(1)	325	25,015
Nestle SA	8,976	607,519
Novartis AG	4,397	316,086
Roche Holding AG PC	1,287	316,716
Schindler Holding AG	792	110,427
Schindler Holding AG PC	196	28,045
Sonova Holding AG(1)	822	90,720
Sulzer AG	212	31,684
Swatch Group, Ltd. (The), Bearer Shares	209	124,199
Swiss Reinsurance Co., Ltd.(1)	2,444	194,865
Swisscom AG	345	154,229
Zurich Insurance Group AG(1)	336	90,508

		$2,510,713

Taiwan — 1.1%
Acer, Inc.(1)	73,000	$53,900
Advanced Semiconductor Engineering, Inc.	87,931	72,091
Ambassador Hotel	22,000	20,479
Asia Cement Corp.	13,900	17,424
Asia Optical Co., Inc.(1)	27,000	29,635
Asustek Computer, Inc.	9,000	78,492
Catcher Technology Co., Ltd.	15,000	64,866
Cathay Financial Holding Co., Ltd.	44,600	65,098
Cheng Shin Rubber Industry Co., Ltd.	11,100	36,723
China Airlines, Ltd.(1)	68,178	25,239
China Development Financial Holding Corp.	132,000	37,348
Chinatrust Financial Holding Co., Ltd.	64,540	42,571
Chong Hong Construction Co., Ltd.	6,110	25,382
Chunghwa Telecom Co., Ltd.(1)	33,000	105,499
Compal Electronics, Inc.	104,000	72,048
Delta Electronics, Inc.	7,000	33,955
EVA Airways Corp.(1)	45,000	25,076
Far Eastern Department Stores, Ltd.	30,680	29,221
Far Eastern New Century Corp.	37,740	42,580
Far EasTone Telecommunications Co., Ltd.	17,000	43,254
First Financial Holding Co., Ltd.	31,280	19,388
Formosa Chemicals & Fibre Corp.	20,900	51,991
Formosa Petrochemical Corp.	9,000	23,394
Formosa Plastics Corp.	32,240	81,012
Formosan Rubber Group, Inc.	29,000	22,811
Foxconn International Holdings, Ltd.(1)	100,000	53,640
Foxconn Technology Co., Ltd.	18,900	46,878
Fubon Financial Holding Co., Ltd.	32,496	45,618
Giant Manufacturing Co., Ltd.	3,000	22,680
Goldsun Development & Construction Co., Ltd.	63,000	24,883
Hotai Motor Co., Ltd.	2,000	22,102
Hua Nan Financial Holdings Co., Ltd.	45,177	26,286
Mega Financial Holding Co., Ltd.	45,900	38,334
Nan Ya Plastics Corp.	41,000	86,104

16

Security	Shares	Value
Pou Chen Corp.	21,000	$21,489
President Chain Store Corp.	5,000	37,255
Quanta Computer, Inc.	13,000	30,238
Radiant Opto-Electronics Corp.	16,789	52,549
Radium Life Tech Co., Ltd.	32,309	28,984
Sanyang Industrial Co., Ltd.(1)	29,000	29,257
Shin Kong Synthetic Fibers Corp.	71,000	23,452
Siliconware Precision Industries Co., Ltd.	71,000	82,280
Sincere Navigation	24,000	21,024
Standard Foods Corp.	7,052	21,309
Synnex Technology International Corp.	33,000	41,449
Taishin Financial Holdings Co., Ltd.	58,835	27,367
Taiwan Cement Corp.	23,000	28,092
Taiwan Cooperative Financial Holding Co., Ltd.	30,692	17,545
Taiwan Fertilizer Co., Ltd.	11,000	26,872
TPK Holding Co., Ltd.	1,887	22,148
TTY Biopharm Co., Ltd.	7,480	26,674
Uni-President Enterprises Corp.	32,170	65,617
United Microelectronics Corp.	98,000	43,834
Waterland Financial Holdings	65,520	21,978
Wei Chuan Food Corp.	11,000	20,332
Wistron Corp.	68,100	64,865
Yageo Corp.(1)	120,000	40,217
Yuanta Financial Holding Co., Ltd.	56,000	29,207
Yuen Foong Yu Paper Manufacturing Co., Ltd.	49,000	23,916
Yulon Motor Co., Ltd.	13,000	20,976

		$2,354,928

Thailand — 0.5%
Advanced Info Service PCL(5)	11,200	$101,839
Airports of Thailand PCL(5)	4,300	24,426
Bangkok Bank PCL(5)	4,600	30,730
Bangkok Dusit Medical Services PCL(5)	2,800	13,108
Bank of Ayudhya PCL(5)	23,400	27,858
Banpu PCL(5)	2,300	16,971
BEC World PCL(5)	15,500	30,461
Berli Jucker PCL(5)	18,000	24,838
Big C Supercenter PCL(5)	4,000	24,727
BTS Group Holdings PCL	50,000	12,699
Central Pattana PCL(5)	16,600	22,831
Charoen Pokphand Foods PCL(5)	26,500	23,729
CP ALL PCL(5)	54,600	61,105
Electricity Generating PCL(5)	3,800	16,515
Glow Energy PCL(5)	6,700	14,641
Hana Microelectronics PCL(5)	17,700	11,485
IRPC PCL(5)	142,000	14,421
Kasikornbank PCL(5)	10,000	59,758
Krung Thai Bank PCL(5)	29,650	16,775
Land & Houses PCL(5)	33,100	10,686
Minor International PCL(5)	14,000	10,272
PTT Exploration & Production PCL(5)	11,212	55,890
PTT Global Chemical PCL(5)	15,100	31,858
PTT PCL(5)	6,800	71,898
Ratchaburi Electricity Generating Holding PCL(5)	9,000	14,658
Shin Corp. PCL(5)	8,200	22,790
Siam Cement PCL(5)	2,500	36,697
Siam City Cement PCL(5)	1,600	21,849
Siam Commercial Bank PCL(5)	12,600	63,812
Siam Makro PCL(5)	1,900	47,129

17

Security	Shares	Value
Sino Thai Engineering & Construction PCL(5)	45,386	$28,010
Thai Beverage PCL	81,000	34,426
Thai Oil PCL(5)	9,000	17,527
Thai Union Frozen Products PCL(5)	11,160	20,061
Thanachart Capital PCL(5)	19,800	21,214
TMB Bank PCL(5)	355,700	26,597
Total Access Communication PCL(5)	6,000	22,517
True Corp. PCL(1)	79,800	19,983

		$1,126,791

Turkey — 0.5%
Akbank TAS	20,100	$76,956
Akenerji Elektrik Uretim AS(1)	32,983	22,464
Anadolu Efes Biracilik ve Malt Sanayii AS	2,200	30,277
Arcelik AS	4,100	27,323
BIM Birlesik Magazalar AS	2,600	59,815
Cimsa Cimento Sanayi ve Ticaret AS	2,500	14,450
Coca-Cola Icecek AS	1,500	42,150
Dogan Sirketler Grubu Holding AS(1)	26,000	12,712
Enka Insaat ve Sanayi AS	13,915	38,360
Eregli Demir ve Celik Fabrikalari TAS	33,980	33,702
Ford Otomotiv Sanayi AS	2,100	30,129
Haci Omer Sabanci Holding AS	11,200	55,991
Ihlas Holding AS(1)	44,800	19,094
Is Gayrimenkul Yatirim Ortakligi AS	24,990	17,958
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	20,529	12,363
KOC Holding AS	11,120	49,036
Koza Altin Isletmeleri AS	1,100	15,164
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	15,042
Petkim Petrokimya Holding AS(1)	15,600	21,746
Tekfen Holding AS	6,700	21,149
Tupras-Turkiye Petrol Rafinerileri AS	2,400	51,381
Turk Hava Yollari Anonim Ortakligi (THY) AS	16,445	69,056
Turk Sise ve Cam Fabrikalari AS	22,461	32,245
Turk Telekomunikasyon AS	8,300	29,728
Turkcell Iletisim Hizmetleri AS(1)	13,700	79,457
Turkiye Garanti Bankasi AS	23,700	92,492
Turkiye Halk Bankasi AS	6,300	47,325
Turkiye Is Bankasi	14,300	37,877
Turkiye Sinai Kalkinma Bankasi AS	13,029	12,599
Turkiye Vakiflar Bankasi TAO	10,500	22,855
Ulker Gida Sanayi ve Ticaret AS	3,300	22,288
Yapi ve Kredi Bankasi AS	11,000	23,935
Yazicilar Holding AS	1,400	16,112

		$1,153,231

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank (PJSC)	46,900	$67,979
Abu Dhabi National Hotels	13,000	8,116
Air Arabia (PJSC)	171,200	64,861
DP World, Ltd.	8,700	138,163
Emaar Properties (PJSC)	71,500	116,310
First Gulf Bank (PJSC)	14,500	65,188
National Bank of Abu Dhabi (PJSC)	20,218	71,770
Ras Al Khaimah Ceramics	82,200	48,355
Union National Bank	20,975	30,261

		$611,003

18

Security	Shares	Value
United Kingdom — 2.1%
Aberdeen Asset Management PLC	5,638	$32,999
Associated British Foods PLC	2,812	83,187
AstraZeneca PLC	6,764	343,109
Barclays PLC	42,205	184,393
BP PLC	30,438	210,291
Bunzl PLC	889	19,083
Burberry Group PLC	6,539	152,429
Centrica PLC	45,789	272,224
Compass Group PLC	8,171	111,713
Croda International PLC	328	12,528
Diageo PLC	8,156	255,599
Experian PLC	2,418	45,340
GlaxoSmithKline PLC	3,572	91,385
Kingfisher PLC	5,668	34,291
Marks & Spencer Group PLC	7,474	54,652
National Grid PLC	3,263	38,997
Next PLC	3,092	234,683
Prudential PLC	2,356	41,842
Randgold Resources, Ltd.	539	39,711
Reed Elsevier PLC	2,870	37,149
Rexam PLC	12,804	95,776
Rolls-Royce Holdings PLC(1)	5,890	105,013
Rolls-Royce Holdings PLC, PFC Shares(1)	831,810	1,265
Royal Dutch Shell PLC, Class A	11,364	387,753
Royal Dutch Shell PLC, Class B	11,589	409,908
Sage Group PLC (The)	21,886	116,663
Schroders PLC	596	22,195
Serco Group PLC	9,667	92,440
Shire PLC	3,716	135,565
SSE PLC	1,270	30,403
Subsea 7 SA	2,947	56,046
Tesco PLC	30,088	168,190
Tullow Oil PLC	4,678	74,000
Unilever PLC	603	24,487
United Utilities Group PLC	1,376	15,092
Vodafone Group PLC	79,995	239,591
Whitbread PLC	1,934	95,117
WM Morrison Supermarkets PLC	41,128	181,025

		$4,546,134

United States — 30.3%
3M Co.	4,310	$506,123
A.O. Smith Corp.	542	22,395
Abaxis, Inc.	716	30,144
Abbott Laboratories	8,406	307,912
AbbVie, Inc.	4,085	185,786
Accenture PLC, Class A	2,456	181,277
Acorda Therapeutics, Inc.(1)	1,347	51,146
Actavis, Inc.(1)	734	98,554
Acuity Brands, Inc.	418	36,157
Advance Auto Parts, Inc.	215	17,735
Advisory Board Co. (The)(1)	845	49,593
AGL Resources, Inc.	4,270	195,523
Air Products and Chemicals, Inc.	3,002	326,137
Airgas, Inc.	2,189	225,927
Akamai Technologies, Inc.(1)	501	23,647
Alaska Air Group, Inc.(1)	652	39,883
Alere, Inc.(1)	1,048	35,003
Alexion Pharmaceuticals, Inc.(1)	412	47,887
Allergan, Inc.	1,480	134,858
ALLETE, Inc.	1,557	83,486

19

Security	Shares	Value
Allied World Assurance Co. Holdings, Ltd.	261	$24,704
Altera Corp.	1,303	46,335
Altria Group, Inc.	13,237	464,089
Amazon.com, Inc.(1)	743	223,806
Amdocs, Ltd.	5,882	226,281
Ameren Corp.	5,116	183,204
American Electric Power Co., Inc.	3,474	161,020
American Express Co.	1,483	109,401
American Financial Group, Inc.	3,570	184,533
American States Water Co.	747	47,972
American Tower Corp.	1,269	89,833
American Water Works Co., Inc.	843	35,979
AmerisourceBergen Corp.	3,697	215,424
Amgen, Inc.	3,473	376,091
Amsurg Corp.(1)	2,208	86,355
Analog Devices, Inc.	6,649	328,195
Analogic Corp.	311	22,202
AOL, Inc.(1)	2,076	76,480
Aon PLC	1,847	124,673
Apache Corp.	799	64,120
Apple, Inc.	683	309,057
Applied Industrial Technologies, Inc.	1,936	100,982
Applied Materials, Inc.	3,719	60,657
AptarGroup, Inc.	3,504	204,599
Aqua America, Inc.	2,857	96,738
Arbitron, Inc.	1,588	72,984
Arch Capital Group, Ltd.(1)	1,291	69,908
Argo Group International Holdings, Ltd.	1,941	86,666
Arthur J. Gallagher & Co.	5,068	224,918
Ascent Capital Group, Inc., Series A(1)	213	16,552
Associated Banc-Corp.	2,471	41,859
Astoria Financial Corp.	1,769	21,582
AT&T, Inc.	18,880	665,898
ATMI, Inc.(1)	1,089	27,062
Automatic Data Processing, Inc.	6,249	450,490
AutoNation, Inc.(1)	435	20,837
AutoZone, Inc.(1)	257	115,285
Avago Technologies, Ltd.	536	19,660
Avery Dennison Corp.	4,607	206,071
Avista Corp.	421	12,116
Axis Capital Holdings, Ltd.	1,105	48,134
AZZ, Inc.	1,018	38,511
Banco Latinoamericano de Comercio Exterior SA, Class E	936	23,578
Bank of Hawaii Corp.	4,364	242,813
Bank of the Ozarks, Inc.	480	22,934
BankUnited, Inc.	1,840	55,642
Baxter International, Inc.	2,554	186,544
BB&T Corp.	1,872	66,812
Becton, Dickinson and Co.	1,923	199,454
Bemis Co., Inc.	4,597	189,350
Berkshire Hathaway, Inc., Class B(1)	2,772	321,192
Bio Reference Labs, Inc.(1)	808	21,614
Biogen Idec, Inc.(1)	259	56,496
BioMarin Pharmaceutical, Inc.(1)	519	33,553
Black Hills Corp.	1,679	89,071
Blackbaud, Inc.	2,611	91,620
Bob Evans Farms, Inc.	658	33,440
Boston Private Financial Holdings, Inc.	2,240	24,752
Bristol-Myers Squibb Co.	7,954	343,931

20

Security	Shares	Value
Bristow Group, Inc.	3,819	$259,730
Broadridge Financial Solutions, Inc.	6,474	187,358
Brown and Brown, Inc.	1,635	53,939
Brown-Forman Corp., Class B	2,397	173,806
Buffalo Wild Wings, Inc.(1)	272	28,174
Bunge, Ltd.	880	66,889
C.H. Robinson Worldwide, Inc.	604	36,010
CA, Inc.	5,911	175,793
Cabot Microelectronics Corp.(1)	1,811	66,971
California Water Service Group	1,648	35,926
Campbell Soup Co.	7,184	336,211
Cardinal Health, Inc.	4,074	204,067
Carnival Corp.	4,993	184,891
Caterpillar, Inc.	1,977	163,913
Celgene Corp.(1)	1,791	263,026
CenturyLink, Inc.	8,545	306,338
Cerner Corp.(1)	2,861	140,189
Charles River Laboratories(1)	1,062	48,363
Chemed Corp.	237	16,730
Chemical Financial Corp.	534	15,945
Chesapeake Lodging Trust	3,061	70,128
Chevron Corp.	4,303	541,705
Chipotle Mexican Grill, Inc.(1)	358	147,593
Cincinnati Financial Corp.	3,640	178,360
Cinemark Holdings, Inc.	5,720	166,566
Cintas Corp.	4,325	205,481
City Holding Co.	521	23,059
City National Corp.	1,034	71,894
Clean Harbors, Inc.(1)	866	48,877
Clorox Co. (The)	2,987	256,703
CME Group, Inc.	2,753	203,667
Coca-Cola Co. (The)	12,460	499,397
Cogent Communications Group, Inc.	1,139	32,598
Cognizant Technology Solutions Corp., Class A(1)	1,007	72,897
Colgate-Palmolive Co.	2,886	172,785
Colony Financial, Inc.	854	17,319
Columbia Banking System, Inc.	563	14,064
Comerica, Inc.	2,539	108,009
Commerce Bancshares, Inc.	4,165	190,049
Compass Minerals International, Inc.	2,795	211,302
ConAgra Foods, Inc.	5,604	202,921
CONMED Corp.	2,192	71,898
ConocoPhillips	6,003	389,355
Consolidated Edison, Inc.	5,105	305,789
Copa Holdings SA, Class A	1,206	167,839
Costar Group, Inc.(1)	320	50,096
Costco Wholesale Corp.	4,878	572,141
Covanta Holding Corp.	13,248	275,691
Cracker Barrel Old Country Store, Inc.	2,057	201,380
Credit Acceptance Corp.(1)	192	21,598
CST Brands, Inc.(1)	667	21,751
Cullen/Frost Bankers, Inc.	3,367	242,559
Cummins, Inc.	297	35,993
CVR Energy, Inc.	2,723	128,498
CVR Energy, Inc.(3)	122	0
CVS Caremark Corp.	3,168	194,800

21

Security	Shares	Value
Darden Restaurants, Inc.	4,509	$221,166
Deere & Co.	1,959	162,734
Delta Air Lines, Inc.(1)	2,450	52,013
Devon Energy Corp.	3,441	189,289
Diamond Offshore Drilling, Inc.	2,924	197,195
DineEquity, Inc.	2,328	162,192
Discovery Communications, Inc., Class A(1)	1,133	90,323
Dollar Tree, Inc.(1)	318	17,061
Dominion Resources, Inc.	5,522	327,510
Domtar Corp.	2,342	162,792
Dow Chemical Co. (The)	5,755	201,655
Dr Pepper Snapple Group, Inc.	3,610	168,731
DST Systems, Inc.	2,940	205,888
DSW, Inc., Class A	62	4,699
DTE Energy Co.	2,875	203,262
Duke Energy Corp.	6,667	473,357
E.I. du Pont de Nemours & Co.	6,237	359,813
Eaton Corp. PLC	1,486	102,460
eBay, Inc.(1)	2,377	122,867
Ecolab, Inc.	1,831	168,708
Electronics for Imaging, Inc.(1)	3,063	91,982
Eli Lilly & Co.	7,475	396,997
EMC Corp.	1,209	31,615
EMCOR Group, Inc.	999	41,239
Emerson Electric Co.	6,450	395,836
Endurance Specialty Holdings, Ltd.	3,920	206,310
EnPro Industries, Inc.(1)	539	30,631
Enstar Group, Ltd.(1)	607	87,214
Entergy Corp.	2,881	194,467
ESCO Technologies, Inc.	1,056	36,569
Everest Re Group, Ltd.	692	92,403
Expeditors International of Washington, Inc.	1,908	76,931
Exxon Mobil Corp.	8,705	816,094
Family Dollar Stores, Inc.	1,027	70,617
Fastenal Co.	688	33,719
FedEx Corp.	1,462	154,972
Fidelity National Information Services, Inc.	2,258	97,455
First Cash Financial Services, Inc.(1)	448	23,923
First Commonwealth Financial Corp.	2,296	17,243
First Financial Bankshares, Inc.	1,009	62,205
First Midwest Bancorp, Inc.	1,278	19,515
First Niagara Financial Group, Inc.	5,011	53,568
FirstEnergy Corp.	4,126	157,077
Fiserv, Inc.(1)	454	43,693
Foot Locker, Inc.	669	24,171
Forward Air Corp.	1,084	39,642
Franklin Electric Co., Inc.	554	20,642
Freeport-McMoRan Copper & Gold, Inc.	5,312	150,223
Frontier Communications Corp.	62,044	270,512
Garmin, Ltd.	4,957	198,677
Gartner, Inc.(1)	906	54,369
General Electric Co.	7,107	173,198
General Mills, Inc.	6,553	340,756
Genesco, Inc.(1)	287	20,199
Genuine Parts Co.	2,340	191,857
Gilead Sciences, Inc.(1)	412	25,317
Global Payments, Inc.	1,411	65,343
Golar LNG, Ltd.	4,785	165,226
Google, Inc., Class A(1)	450	399,420
Government Properties Income Trust	2,609	65,929

22

Security	Shares	Value
GulfMark Offshore, Inc., Class A	556	$27,383
Halliburton Co.	1,149	51,923
Hanger Orthopedic Group, Inc.(1)	598	22,078
Harris Corp.	3,374	192,554
Hasbro, Inc.	3,979	183,034
Hawaiian Electric Industries Co.	6,485	172,890
HeartWare International, Inc.(1)	378	34,935
HEICO Corp.	1,398	79,406
Hershey Co. (The)	2,419	229,491
Hillenbrand, Inc.	2,112	52,356
Hittite Microwave Corp.(1)	593	37,051
HollyFrontier Corp.	4,597	209,393
Home BancShares, Inc.	262	7,158
Home Depot, Inc. (The)	2,493	197,022
Howard Hughes Corp. (The)(1)	581	63,451
Hubbell, Inc., Class B	303	32,527
Hyatt Hotels Corp.(1)	446	20,182
IBERIABANK Corp.	578	33,986
ICU Medical, Inc.(1)	542	38,856
IDACORP, Inc.	407	21,477
IDEX Corp.	526	31,376
IHS, Inc.(1)	182	19,980
Illinois Tool Works, Inc.	5,854	421,722
Integrys Energy Group, Inc.	3,443	216,220
Intel Corp.	18,860	439,438
International Business Machines Corp.	1,756	342,490
International Flavors & Fragrances, Inc.	2,519	203,233
Intersil Corp.	4,056	41,412
Investors Bancorp, Inc.	1,430	31,746
Isis Pharmaceuticals, Inc.(1)	2,198	63,412
J.B. Hunt Transport Services, Inc.	68	5,095
j2 Global, Inc.	2,000	91,540
Jack Henry & Associates, Inc.	4,187	202,232
Jack in the Box, Inc.(1)	2,086	83,628
JetBlue Airways Corp.(1)	6,734	44,040
Johnson & Johnson	6,644	621,214
Jones Lang LaSalle, Inc.	222	20,209
JoS. A. Bank Clothiers, Inc.(1)	435	17,774
Kaiser Aluminum Corp.	534	34,843
Kellogg Co.	3,575	236,808
KeyCorp	5,730	70,422
Kimberly-Clark Corp.	2,086	206,097
Kinder Morgan, Inc.	5,260	198,618
Kirby Corp.(1)	273	23,058
Kohl’s Corp.	1,036	54,887
Kraft Foods Group, Inc.	1,041	58,900
L Brands, Inc.	3,305	184,320
L-3 Communications Holdings, Inc.	2,208	205,675
L.B. Foster Co., Class A	65	3,021
Laboratory Corp. of America Holdings(1)	564	54,561
Lam Research Corp.(1)	491	24,167
Landstar System, Inc.	3,137	169,586
Leggett & Platt, Inc.	4,914	154,349
Lennox International, Inc.	972	69,809
Lindsay Corp.	930	69,843

23

Security	Shares	Value
Linear Technology Corp.	4,588	$186,089
Lions Gate Entertainment Corp.(1)	2,569	83,570
Lockheed Martin Corp.	1,703	204,564
Lorillard, Inc.	4,501	191,428
Lowe’s Companies, Inc.	2,669	118,984
LTC Properties, Inc.	1,803	69,722
M&T Bank Corp.	2,670	312,016
Madison Square Garden Co. (The)(1)	1,273	75,069
Manhattan Associates, Inc.(1)	254	22,438
Marathon Oil Corp.	6,492	236,049
Marathon Petroleum Corp.	3,841	281,661
Marsh & McLennan Cos., Inc.	8,065	337,682
Martin Marietta Materials, Inc.	722	71,911
MasterCard, Inc., Class A	337	205,776
Mattel, Inc.	3,560	149,627
Maxim Integrated Products, Inc.	362	10,353
McCormick & Co., Inc.	878	62,874
McDonald’s Corp.	5,814	570,237
McGraw Hill Financial, Inc.	1,835	113,513
McKesson Corp.	2,839	348,232
MDC Holdings, Inc.	765	24,205
MeadWestvaco Corp.	4,709	173,998
Medicines Co. (The)(1)	888	27,439
Medtronic, Inc.	3,353	185,220
Merck & Co., Inc.	8,887	428,087
Mercury General Corp.	4,627	204,513
Meredith Corp.	5,659	268,916
MGE Energy, Inc.	1,364	80,080
Microchip Technology, Inc.	6,296	250,203
Microsoft Corp.	14,557	463,349
Minerals Technologies, Inc.	932	42,872
Molex, Inc.	5,716	170,508
Mondelez International, Inc., Class A	3,309	103,472
Monsanto Co.	1,436	141,848
Morningstar, Inc.	230	17,531
Mueller Industries, Inc.	843	46,272
Murphy Oil Corp.	4,282	289,977
MWI Veterinary Supply, Inc.(1)	182	25,875
National Health Investors, Inc.	289	18,089
National Healthcare Corp.	397	19,068
National Oilwell Varco, Inc.	3,436	241,104
Nektar Therapeutics(1)	3,830	42,934
Neogen Corp.(1)	384	21,688
New Jersey Resources Corp.	412	18,441
New York Community Bancorp, Inc.	17,049	258,633
Newmont Mining Corp.	9,641	289,230
NextEra Energy, Inc.	2,168	187,770
NIC, Inc.	1,775	32,696
Noble Energy, Inc.	3,096	193,469
Nordstrom, Inc.	1,133	69,385
Northern Trust Corp.	2,242	131,247
Northrop Grumman Corp.	2,250	207,135
NorthStar Realty Finance Corp.	9,360	91,728
Northwest Bancshares, Inc.	1,264	17,468

24

Security	Shares	Value
NorthWestern Corp.	2,125	$89,675
Nucor Corp.	3,517	164,525
NVR, Inc.(1)	37	34,247
O’Reilly Automotive, Inc.(1)	301	37,703
Occidental Petroleum Corp.	2,860	254,683
Oceaneering International, Inc.	2,323	188,372
OGE Energy Corp.	1,034	38,672
Old Republic International Corp.	12,934	186,896
Olin Corp.	6,828	166,603
Omnicare, Inc.	523	27,609
Omnicom Group, Inc.	4,480	287,930
Oneok, Inc.	1,792	94,886
OpenTable, Inc.(1)	392	24,963
Oracle Corp.	2,106	68,129
Orthofix International NV(1)	1,741	39,538
Owens & Minor, Inc.	4,890	175,844
Packaging Corp. of America	3,818	205,370
PacWest Bancorp	170	6,021
Panera Bread Co., Class A(1)	253	42,264
Papa John’s International, Inc.(1)	88	5,884
Parker Hannifin Corp.	758	78,286
PartnerRe, Ltd.	2,736	244,981
Patterson Cos., Inc.	4,685	191,570
Paychex, Inc.	7,033	277,382
PDL BioPharma, Inc.	21,338	173,265
PennyMac Mortgage Investment Trust	1,550	34,224
People’s United Financial, Inc.	20,492	307,380
Pepco Holdings, Inc.	8,292	170,401
PepsiCo, Inc.	6,788	567,070
Perrigo Co.	160	19,902
Pfizer, Inc.	14,182	414,540
Philip Morris International, Inc.	6,810	607,316
Phillips 66	678	41,697
Piedmont Natural Gas Co., Inc.	1,147	39,629
Pinnacle Financial Partners, Inc.(1)	706	20,107
Platinum Underwriters Holdings, Ltd.	1,020	59,252
PNC Financial Services Group, Inc. (The)	2,013	153,089
Power Integrations, Inc.	543	29,946
PPG Industries, Inc.	413	66,262
PPL Corp.	5,849	185,823
Praxair, Inc.	3,783	454,603
Prestige Brands Holdings, Inc.(1)	2,876	97,525
priceline.com, Inc.(1)	265	232,053
Pricesmart, Inc.	293	26,672
ProAssurance Corp.	3,427	183,447
Procter & Gamble Co.	6,866	551,340
Progressive Corp.	7,127	185,373
Provident Financial Services, Inc.	968	17,221
Public Service Enterprise Group, Inc.	5,172	174,762
Quest Diagnostics, Inc.	3,496	203,852
Ralph Lauren Corp.	202	36,776
Raytheon Co.	2,874	206,468
RBC Bearings, Inc.(1)	730	40,048
Regal Entertainment Group	10,758	202,788
Regal-Beloit Corp.	456	29,494
Republic Services, Inc.	8,732	296,102
Retail Opportunity Investments Corp.	2,403	32,921

25

Security	Shares	Value
Reynolds American, Inc.	5,597	$276,660
Rockwell Automation, Inc.	283	27,409
Ross Stores, Inc.	632	42,641
Royal Gold, Inc.	984	50,863
RPM International, Inc.	5,260	185,362
RR Donnelley & Sons Co.	3,058	58,071
SAIC, Inc.	12,134	185,529
SBA Communications Corp., Class A(1)	993	73,571
SCANA Corp.	3,413	177,169
Schlumberger, Ltd.	4,184	340,285
Scotts Miracle-Gro Co. (The), Class A	3,696	185,724
Seattle Genetics, Inc.(1)	1,072	43,437
Selective Insurance Group, Inc.	3,029	74,059
SemGroup Corp., Class A	520	29,349
Sempra Energy	2,100	184,023
Sherwin-Williams Co. (The)	802	139,684
Sigma-Aldrich Corp.	459	38,354
Signature Bank(1)	738	67,564
Sonoco Products Co.	5,119	197,030
South Jersey Industries, Inc.	983	60,061
Southern Co. (The)	7,229	324,148
Southwest Airlines Co.	7,045	97,432
Southwest Gas Corp.	640	31,770
Spectra Energy Corp.	14,375	517,356
Standex International Corp.	316	18,653
Stanley Black & Decker, Inc.	840	71,081
Starbucks Corp.	2,717	193,559
Stericycle, Inc.(1)	487	56,463
Stryker Corp.	348	24,520
Sysco Corp.	7,855	271,076
TAL International Group, Inc.	4,012	161,483
Targa Resources Corp.	1,170	79,759
Target Corp.	5,044	359,385
Techne Corp.	361	26,620
TECO Energy, Inc.	9,707	171,523
Teekay Corp.	6,068	240,718
Teleflex, Inc.	2,057	163,388
Tesoro Corp.	935	53,155
Tetra Tech, Inc.(1)	1,285	30,326
Texas Capital Bancshares, Inc.(1)	504	22,927
Texas Industries, Inc.(1)	575	35,730
Texas Instruments, Inc.	6,216	243,667
Texas Roadhouse, Inc.	1,171	28,619
TFS Financial Corp.(1)	2,168	25,301
Thomson Reuters Corp.	8,835	300,655
Tidewater, Inc.	3,470	204,695
Time Warner Cable, Inc.	1,605	183,082
Time Warner, Inc.	4,845	301,650
TJX Cos., Inc. (The)	3,566	185,575
Towers Watson & Co., Class A	885	74,544
Tredegar Corp.	1,164	34,932
Trex Co., Inc.(1)	90	4,261
Trustmark Corp.	3,459	93,289
Tyco International, Ltd.	611	21,269
Tyler Technologies, Inc.(1)	1,390	103,722
U.S. Bancorp	9,978	372,379

26

Security	Shares	Value
UGI Corp.	1,894	$79,529
UIL Holdings Corp.	310	12,660
Umpqua Holdings Corp.	1,733	29,184
Union Pacific Corp.	768	121,797
United Bankshares, Inc.	2,103	59,557
United Parcel Service, Inc., Class B	6,451	559,947
United Technologies Corp.	3,812	402,433
UnitedHealth Group, Inc.	5,154	375,469
URS Corp.	529	24,599
Valero Energy Corp.	6,005	214,799
Validus Holdings, Ltd.	4,574	162,057
Valmont Industries, Inc.	389	54,320
Valspar Corp. (The)	409	27,861
Vectren Corp.	5,566	206,053
VeriSign, Inc.(1)	2,079	99,459
Verisk Analytics, Inc., Class A(1)	126	8,109
Verizon Communications, Inc.	12,010	594,255
Viacom, Inc., Class B	2,332	169,700
Visa, Inc., Class A	2,098	371,367
Vistaprint NV(1)	466	23,757
Vitamin Shoppe, Inc.(1)	274	13,160
W.W. Grainger, Inc.	334	87,555
Wal-Mart Stores, Inc.	8,821	687,509
Walgreen Co.	1,930	96,982
Walt Disney Co. (The)	333	21,528
Washington Federal, Inc.	2,109	45,871
Washington Post Co., Class B	196	105,323
Waste Connections, Inc.	2,011	86,996
Waste Management, Inc.	12,857	540,380
Watsco, Inc.	560	52,276
WellPoint, Inc.	2,408	206,028
Wells Fargo & Co.	4,270	185,745
Wendy’s Co. (The)	3,955	28,120
Werner Enterprises, Inc.	6,756	162,549
Westamerica Bancorporation	1,558	74,768
Westar Energy, Inc.	6,044	203,018
Western Alliance Bancorp(1)	1,256	22,269
Western Refining, Inc.	1,219	36,728
WGL Holdings, Inc.	629	28,915
White Mountains Insurance Group, Ltd.	31	18,538
Williams Cos., Inc.	6,167	210,726
Windstream Corp.	20,445	170,716
World Fuel Services Corp.	608	23,554
Wynn Resorts, Ltd.	1,225	163,084
Xcel Energy, Inc.	5,744	172,033
Xilinx, Inc.	1,855	86,610
Yahoo! Inc.(1)	1,629	45,759
Yum! Brands, Inc.	3,425	249,751
Zions Bancorporation	2,563	75,967

		$67,231,165

Total Common Stocks (identified cost $117,372,698)		$132,017,362

27

Equity-Linked Securities(6) — 0.9%

Security	Maturity Date	Shares	Value
India(7) — 0.9%
Adani Enterprises Ltd.	11/2/16	7,600	$21,812
Adani Ports and Special Economic Zone	11/2/16	14,900	30,545
Apollo Hospitals Enterprises Ltd.	11/2/16	1,900	29,231
Asian Paints Ltd.	8/17/16	200	16,650
Axis Bank Ltd.	10/8/14	2,600	44,109
Bajaj Auto Ltd.	7/29/16	700	22,215
Bank of Baroda	9/29/14	2,700	24,881
Bharat Forge Ltd.	11/2/16	4,200	14,049
Bharat Heavy Electricals Ltd.	9/29/14	13,100	33,994
Bharti Airtel Ltd.	9/29/14	18,800	106,220
Cairn India Ltd.	9/29/14	10,500	50,872
Cipla Ltd.	9/29/14	3,000	19,695
Coal India Ltd.	11/2/16	12,000	55,380
Colgate-Palmolive (India) Ltd.	10/1/14	1,300	29,224
Divi’s Laboratories Ltd.	11/2/16	1,200	18,438
DLF Ltd.	11/2/16	8,400	20,622
Essar Oil Ltd.	11/2/16	28,700	24,252
Federal Bank Ltd.	7/29/16	5,000	28,675
GAIL India Ltd.	4/6/16	8,100	40,054
GlaxoSmithKline Pharmaceuticals Ltd.	11/3/16	500	19,423
Glenmark Pharmaceuticals Ltd.	11/2/16	2,000	18,910
Gujarat State Petronet Ltd.	11/2/16	16,300	13,285
Hero Motocorp Ltd.	10/8/14	1,300	38,792
Hindalco Industries Ltd.	6/30/16	19,100	28,268
Hindustan Petroleum Corp., Ltd.	10/13/14	4,800	16,656
Hindustan Unilever Ltd.	10/1/14	6,200	62,310
Hindustan Zinc Ltd.	10/13/14	11,300	18,871
IDBI Bank Ltd.	11/2/16	28,400	30,246
Idea Cellular Ltd.	11/2/16	12,200	33,855
IFCI Ltd.	10/13/14	94,100	33,876
Indiabulls Financial Services Ltd.	11/2/16	9,200	41,078
Indian Oil Corp., Ltd.	4/26/16	10,700	35,952
IndusInd Bank Ltd.	12/15/14	3,800	24,149
Infrastructure Development Finance Company Ltd.	10/8/14	22,400	40,320
ITC Ltd.	9/29/14	12,600	70,623
Jaiprakash Associates Ltd.	10/13/14	17,200	10,234
Jindal Steel and Power Ltd. JSPL	9/29/14	6,800	22,270
Kotak Mahindra Bank Ltd.	10/13/14	4,600	49,220
Larsen & Toubro Ltd.	11/4/14	2,200	45,853
Lupin Ltd.	11/2/16	2,000	28,580
Mahindra & Mahindra Ltd.	10/15/14	1,700	25,424
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	15,417
Nestle India, Ltd.	9/8/15	400	34,870
NMDC Ltd.	11/2/16	14,500	23,273
NTPC Ltd.	4/26/16	28,500	60,990
Oil and Natural Gas Corp., Ltd.	4/26/16	17,700	84,340
Oil India Ltd.	11/2/16	2,050	17,394
Power Finance Co.	7/27/15	10,200	18,054
Power Grid Corp. of India Ltd.	11/16/15	17,900	29,714
Reliance Infrastructure Ltd.	4/26/16	3,900	21,840
Reliance Power Ltd.	11/2/16	9,700	11,592
Shriram Transport Finance Co.	9/24/14	1,600	16,592
Siemens Ltd.	11/2/16	3,200	26,864
Sun Pharmaceutical Industries Ltd.	4/26/16	2,600	48,230

28

Security	Maturity Date	Shares	Value
Tata Chemicals Ltd.	6/30/16	5,500	$23,320
Tata Consultancy Services Ltd.	10/13/14	4,000	119,120
Tata Power Co., Ltd.	4/26/16	12,900	18,641
Tata Steel Ltd.	10/13/14	5,500	19,470
Union Bank of India Ltd.	7/29/16	6,800	14,824
Wipro Ltd.	10/13/14	9,194	66,058
Yes Bank Ltd.	11/2/16	5,900	31,358

			$2,041,074

Kuwait(8) — 0.0%(2)
Al Safwa Group Holding Co. KSC(1)(3)	11/15/13	160,000	$0

			$0

Total Equity-Linked Securities (identified cost $2,496,624)			$2,041,074

Rights(1) — 0.0%(2)

Security	Shares	Value
CaixaBank SA, Exp. 8/19/13	10,466	$738

Total Rights (identified cost $694)		$738

Short-Term Investments — 36.1%

U.S. Treasury Obligations — 25.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 10/17/13	$20,000	$19,999,040
U.S. Treasury Bill, 0.00%, 1/9/14	12,500	12,496,650
U.S. Treasury Bill, 0.00%, 3/6/14(9)	10,000	9,995,930
U.S. Treasury Bill, 0.00%, 5/29/14	15,000	14,990,595

Total U.S. Treasury Obligations (identified cost $57,468,341)		$57,482,215

Other — 10.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(10)	$22,722	$22,722,118

Total Other (identified cost $22,722,118)		$22,722,118

Total Short-Term Investments (identified cost $80,190,459)		$80,204,333

Total Investments — 96.5% (identified cost $200,060,475)		$214,263,507

Other Assets, Less Liabilities — 3.5%		$7,825,136

Net Assets — 100.0%		$222,088,643

29

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $426,509 or 0.2% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $2,041,074 or 0.9% of the Portfolio’s net assets.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $28,815.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	70.1%	$155,693,302
Euro	5.7	12,668,655
Hong Kong Dollar	2.1	4,569,342
British Pound Sterling	2.1	4,550,613
Japanese Yen	1.8	4,043,883
South African Rand	1.1	2,529,101
Swiss Franc	1.1	2,450,188
South Korean Won	1.1	2,333,361
New Taiwan Dollar	1.0	2,301,288
Other currency, less than 1% each	10.4	23,123,774

Total Investments	96.5%	$214,263,507

30

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	10.4%	$23,179,742
Industrials	6.9	15,369,178
Consumer Staples	6.6	14,671,348
Consumer Discretionary	6.3	13,907,936
Information Technology	5.6	12,469,156
Health Care	5.6	12,436,892
Energy	5.6	12,370,978
Materials	5.3	11,824,973
Utilities	4.5	9,888,103
Telecommunication Services	3.6	7,940,868
Short-Term Investments	36.1	80,204,333

Total Investments	96.5%	$214,263,507

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2013 were $49,933,826 or 22.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/14/13	Australian Dollar 1,120,698	United States Dollar 1,023,040	State Street Bank and Trust Co.	$(16,526)
8/14/13	British Pound Sterling 683,442	United States Dollar 1,032,927	State Street Bank and Trust Co.	6,670
8/14/13	Canadian Dollar 1,074,152	United States Dollar 1,031,727	State Street Bank and Trust Co.	13,758
8/14/13	Euro 790,880	United States Dollar 1,031,497	State Street Bank and Trust Co.	20,691
8/14/13	Israeli Shekel 3,737,878	United States Dollar 1,035,739	State Street Bank and Trust Co.	12,725
8/14/13	Japanese Yen 102,474,304	United States Dollar 1,037,977	State Street Bank and Trust Co.	8,705
8/14/13	New Zealand Dollar 1,310,988	United States Dollar 1,022,413	State Street Bank and Trust Co.	23,801
8/14/13	Norwegian Krone 6,253,998	United States Dollar 1,025,523	State Street Bank and Trust Co.	35,303
8/14/13	Singapore Dollar 1,306,118	United States Dollar 1,035,451	State Street Bank and Trust Co.	(7,691)
8/14/13	Swedish Krona 6,893,355	United States Dollar 1,029,920	State Street Bank and Trust Co.	27,361
8/14/13	Swiss Franc 984,194	United States Dollar 1,035,362	State Street Bank and Trust Co.	28,191

				$152,988

31

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/13	25 E-mini MSCI EAFE Index	Short	$(2,137,585)	$(2,154,125)	$(16,540)
9/13	133 E-mini MSCI Emerging Markets Index	Short	(6,234,000)	(6,243,020)	(9,020)
9/13	750 E-mini S&P 500 Index	Short	(61,064,910)	(63,018,750)	(1,953,840)
9/13	140 United States Dollar Index	Long	11,474,789	11,415,460	(59,329)

					$(2,038,729)

Total Return Swaps

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America	$28,669,310	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR-BBA -0.32%	10/31/13	$(43)
Bank of America	21,843,236	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR-BBA +0.07%	10/31/13	(20,147)
Merrill Lynch International	76,630,097	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15%	9/11/13	1,354,003
Merrill Lynch International	1,090,000	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15	9/11/13	4
Merrill Lynch International	6,031,767	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	9/11/13	(24,726)
Merrill Lynch International	1,566,365	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	9/11/13	(14,144)
Merrill Lynch International	6,399,454	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	9/11/13	(9,803)
Merrill Lynch International	1,653,420	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	9/11/13	(13,198)
Merrill Lynch International	6,316,699	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.20	9/11/13	(65,581)
Merrill Lynch International	6,161,100	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	9/11/13	164,281
Merrill Lynch International	3,013,938	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	9/11/13	55,054

32

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$3,028,338	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20%	9/11/13	$(23,220)
Merrill Lynch International	3,070,585	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	9/11/13	32,560
Merrill Lynch International	6,879,928	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	9/11/13	(45,691)
Merrill Lynch International	3,057,560	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	9/11/13	(27,461)
Merrill Lynch International	855,537	Receives	Excess Return on S&P GSCI Palladium Index	Pays	0.20	9/11/13	(10,655)
Merrill Lynch International	1,516,494	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	9/11/13	19,546
Merrill Lynch International	774,137	Receives	Return on Dow Jones – UBS Tin Subindex	Pays	0.20	9/11/13	35,251
Merrill Lynch International	1,590,993	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	9/11/13	(861)
Merrill Lynch International	1,570,588	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	9/11/13	(105,841)
Merrill Lynch International	2,883,487	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	9/11/13	(132,422)
Merrill Lynch International	1,491,047	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	9/11/13	26,747
Merrill Lynch International	1,542,369	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27	9/11/13	(35,436)
Merrill Lynch International	3,124,204	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	9/11/13	5,272
Merrill Lynch International	3,009,362	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	9/11/13	(181,453)
Merrill Lynch International	2,855,580	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	9/11/13	157,742
Merrill Lynch International	3,069,447	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	9/11/13	(3,744)

33

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$3,106,053	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.30%	9/11/13	$(185,170)
Merrill Lynch International	406,502	Receives	Excess Return on S&P GSCI 1 Month Forward Feeder Cattle Index	Pays	0.30	9/11/13	8,427
Merrill Lynch International	5,957,575	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.35	9/11/13	(182,878)

							$776,413

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$1,858,887	$(1,062,284)

		$1,858,887	$(1,062,284)

Equity Price	Futures Contracts*	$–	$(1,979,400)
	Total Return Swaps	–	(20,190)

		$–	$(1,999,590)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$177,205	$(24,217)
	Futures Contracts*	–	(59,329)

		$177,205	$(83,546)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

34

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,414,723

Gross unrealized appreciation	$19,558,225
Gross unrealized depreciation	(5,709,441)

Net unrealized appreciation	$13,848,784

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$813,756	$21,311,530	$151	$22,125,437
Developed Europe	5,379	23,802,070	—	23,807,449
Developed Middle East	256,343	530,373	—	786,716
Emerging Europe	172,995	5,710,974	—	5,883,969
Latin America	7,148,500	—	—	7,148,500
Middle East/Africa	—	5,034,126	—	5,034,126
North America	67,231,165	—	0	67,231,165
Total Common Stocks	$75,628,138	$56,389,073 **	$151	$132,017,362
Equity-Linked Securities	$—	$2,041,074	$0	$2,041,074
Rights	738	—	—	738
Short-Term Investments - U.S. Treasury Obligations	—	57,482,215	—	57,482,215
Other	—	22,722,118	—	22,722,118
Total Investments	$75,628,876	$138,634,480	$151	$214,263,507
Forward Foreign Currency Exchange Contracts	$—	$177,205	$—	$177,205
Swap Contracts	—	1,858,887	—	1,858,887
Total	$75,628,876	$140,670,572	$151	$216,299,599

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(24,217)	$—	$(24,217)
Futures Contracts	(2,038,729)	—	—	(2,038,729)
Swap Contracts	—	(1,082,474)	—	(1,082,474)
Total	$(2,038,729)	$(1,106,691)	$—	$(3,145,420)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

35

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented.

At July 31, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective March 1, 2013, the name of the Portfolio was changed from Parametric Structured Absolute Return Portfolio.

36

Eaton Vance

Strategic Income Fund

July 31, 2013 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2013, the Fund owned 60.3% of Bond Portfolio’s outstanding interests, 7.6% of Boston Income Portfolio’s outstanding interests, 11.5% of Emerging Markets Local Income Portfolio’s outstanding interests, 1.5% of Floating Rate Portfolio’s outstanding interests, 16.9% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 6.3% of Global Macro Portfolio’s outstanding interests, 83.6% of Global Opportunities Portfolio’s outstanding interests, 13.3% of High Income Opportunities Portfolio’s outstanding interests, 20.5% of International Income Portfolio’s outstanding interests, 1.4% of Senior Debt Portfolio’s outstanding interests, 84.4% of Short Duration High Income Portfolio’s outstanding interests and 0.03% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2013 is set forth below.

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Bond Portfolio (identified cost, $102,136,504)		$103,688,500	4.0%
Boston Income Portfolio (identified cost, $320,877,394)		349,851,446	13.6
Emerging Markets Local Income Portfolio (identified cost, $74,655,830)		77,227,628	3.0
Floating Rate Portfolio (identified cost, $194,951,147)		217,585,575	8.4
Global Macro Absolute Return Advantage Portfolio (identified cost, $296,834,288)		292,713,745	11.4
Global Macro Portfolio (identified cost, $438,174,381)		467,252,782	18.1
Global Opportunities Portfolio (identified cost, $606,616,857)		604,216,701	23.5
High Income Opportunities Portfolio (identified cost, $105,281,612)		120,283,303	4.7
International Income Portfolio (identified cost, $222,976,989)		219,847,521	8.5
Senior Debt Portfolio (identified cost, $85,340,302)		85,736,699	3.3
Short Duration High Income Portfolio (identified cost, $45,866,184)		46,072,724	1.8
Short-Term U.S. Government Portfolio (identified cost, $3,533)		103,726	0.0	(1)

Total Investments in Affiliated Portfolios (identified cost $2,493,715,021)		$2,584,580,350	100.3%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/13	$830,940	$830,940	0.0	%(1)

Total Short-Term Investments (identified cost $830,940)(2)		$830,940	0.0	%(1)

	Value	% of Net Assets

Total Investments (identified cost $2,494,545,961)	$2,585,411,290	100.3%

Other Assets, Less Liabilities	$(8,316,862)	(0.3)%

Net Assets	$2,577,094,428	100.0%

(1)	Amount is less than 0.05%.

(2)	Cost for federal income taxes is the same.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$2,584,580,350	$—	$—	$2,584,580,350
Short-Term Investments	—	830,940	—	830,940
Total Investments	$2,584,580,350	$830,940	$—	$2,585,411,290

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2013 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2013, the Fund owned 1.4% of Tax-Managed Growth Portfolio’s outstanding interests, 12.0% of Tax-Managed Value Portfolio’s outstanding interests, 60.7% of Tax-Managed International Equity Portfolio’s outstanding interests, 43.0% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 28.1% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 46.4% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2013 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Tax-Managed Growth Portfolio (identified cost, $86,838,487)	$117,163,098	28.6%
Tax-Managed Value Portfolio (identified cost, $69,133,727)	108,382,354	26.5
Tax-Managed International Equity Portfolio (identified cost, $57,259,055)	66,051,576	16.1
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $33,511,072)	43,337,426	10.6
Tax-Managed Small-Cap Portfolio (identified cost, $31,639,883)	40,030,180	9.8
Tax-Managed Small-Cap Value Portfolio (identified cost, $23,239,418)	35,120,040	8.6

Total Investments in Affiliated Portfolios (identified cost, $301,621,642)	$410,084,674	100.2%

Other Assets, Less Liabilities	$(695,221)	(0.2)%

Net Assets	$409,389,453	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2013 and October 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Tax-Managed Global Dividend Income Fund

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 77.8%

Security	Shares	Value
Aerospace & Defense — 2.4%
Boeing Co. (The)	37,000	$3,888,700
United Technologies Corp.	177,410	18,729,174

		$22,617,874

Automobiles — 1.7%
Honda Motor Co., Ltd.	185,900	$6,885,932
Toyota Motor Corp.	157,000	9,553,551

		$16,439,483

Beverages — 1.2%
Anheuser-Busch InBev NV	119,630	$11,503,777

		$11,503,777

Capital Markets — 1.1%
Credit Suisse Group AG(1)	373,870	$10,981,975

		$10,981,975

Chemicals — 4.0%
BASF SE	65,000	$5,760,849
CF Industries Holdings, Inc.	17,778	3,484,666
E.I. du Pont de Nemours & Co.	36,187	2,087,628
LyondellBasell Industries N.V., Class A	157,130	10,796,402
PPG Industries, Inc.	100,360	16,101,758

		$38,231,303

Commercial Banks — 8.3%
Barclays PLC	1,976,940	$8,637,219
BNP Paribas	192,620	12,488,949
Mitsubishi UFJ Financial Group, Inc.	1,170,000	7,257,517
Mizuho Financial Group, Inc.	3,575,000	7,435,357
Natixis	1,631,260	8,335,652
PNC Financial Services Group, Inc. (The)	223,040	16,962,192
Wells Fargo & Co.	424,290	18,456,615

		$79,573,501

Communications Equipment — 0.6%
Cisco Systems, Inc.	228,100	$5,827,955

		$5,827,955

Construction & Engineering — 1.4%
Bouygues SA	213,000	$6,237,054
Impregilo SpA	334,199	1,436,602
Vinci SA	114,190	6,176,635

		$13,850,291

Consumer Finance — 1.2%
Discover Financial Services	228,100	$11,293,231

		$11,293,231

Diversified Financial Services — 3.6%
Bank of America Corp.	278,790	$4,070,334
Citigroup, Inc.	228,100	11,893,134
JPMorgan Chase & Co.	342,650	19,095,885

		$35,059,353

1

Security	Shares	Value
Diversified Telecommunication Services — 2.5%
Bezeq Israeli Telecommunication Corp., Ltd.	1,616,410	$2,611,032
Deutsche Telekom AG	476,550	5,794,836
Nippon Telegraph & Telephone Corp.	110,000	5,549,550
Telenor ASA	366,190	8,109,896
Vivendi SA	110,000	2,352,095

		$24,417,409

Electric Utilities — 1.5%
Edison International	141,930	$7,075,210
SSE PLC	300,000	7,181,863

		$14,257,073

Electrical Equipment — 1.7%
Emerson Electric Co.	126,730	$7,777,420
Generac Holdings, Inc.	198,689	8,613,168

		$16,390,588

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	565,520	$8,590,249

		$8,590,249

Energy Equipment & Services — 1.4%
Schlumberger, Ltd.	162,200	$13,191,726

		$13,191,726

Food Products — 3.2%
Kraft Foods Group, Inc.	130,103	$7,361,228
Mondelez International, Inc., Class A	395,370	12,363,220
Nestle SA	62,850	4,253,851
Orkla ASA	845,000	6,525,979

		$30,504,278

Gas Utilities — 1.1%
Snam Rete Gas SpA	2,250,000	$10,633,625

		$10,633,625

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	149,020	$5,458,603
Covidien PLC	215,940	13,308,382

		$18,766,985

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	97,320	$9,545,146

		$9,545,146

Household Products — 1.2%
Svenska Cellulosa AB, Class B	439,561	$11,627,579

		$11,627,579

Insurance — 2.5%
Aflac, Inc.	101,380	$6,253,118
Allianz SE	20,110	3,133,770
AXA SA	394,010	8,684,539
MetLife, Inc.	119,100	5,766,822

		$23,838,249

IT Services — 3.3%
Accenture PLC, Class A	223,040	$16,462,582
International Business Machines Corp.	78,270	15,265,781

		$31,728,363

2

Security	Shares	Value
Machinery — 1.0%
Deere & Co.	116,590	$9,685,131

		$9,685,131

Media — 1.7%
Comcast Corp., Class A	192,620	$8,683,310
WPP PLC	412,890	7,454,354

		$16,137,664

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	254,049	$7,184,506
KGHM Polska Miedz SA	102,000	3,534,471

		$10,718,977

Multi-Utilities — 2.0%
National Grid PLC	1,165,880	$13,933,815
Sempra Energy	65,890	5,773,941

		$19,707,756

Oil, Gas & Consumable Fuels — 6.0%
ENI SpA	577,860	$12,763,264
Exxon Mobil Corp.	67,920	6,367,500
Occidental Petroleum Corp.	162,200	14,443,910
Phillips 66	253,450	15,587,175
Statoil ASA	70,000	1,519,464
Total SA	138,920	7,402,825

		$58,084,138

Pharmaceuticals — 6.3%
AstraZeneca PLC	110,360	$5,598,092
Merck & Co., Inc.	182,480	8,790,062
Pfizer, Inc.	278,790	8,149,032
Roche Holding AG PC	63,870	15,717,703
Sanofi	184,730	19,338,221
Takeda Pharmaceutical Co., Ltd.	74,000	3,299,965

		$60,893,075

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc.	29,390	$3,977,643

		$3,977,643

Road & Rail — 0.7%
Union Pacific Corp.	42,580	$6,752,762

		$6,752,762

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.	60,131	$2,968,066

		$2,968,066

Software — 2.2%
Microsoft Corp.	383,220	$12,197,893
Oracle Corp.	278,790	9,018,856

		$21,216,749

Specialty Retail — 4.0%
Home Depot, Inc. (The)	151,050	$11,937,481
Industria de Diseno Textil SA	71,970	9,606,887
Kingfisher PLC	1,338,230	8,096,274
TJX Companies, Inc. (The)	162,200	8,440,888

		$38,081,530

Textiles, Apparel & Luxury Goods — 1.6%
Adidas AG	136,850	$15,253,974

		$15,253,974

3

Security	Shares	Value
Tobacco — 1.9%
British American Tobacco PLC	103,330	$5,512,322
Japan Tobacco, Inc.	175,000	6,109,395
Swedish Match AB	188,670	7,056,511

		$18,678,228

Trading Companies & Distributors — 0.3%
Mitsui & Co., Ltd.	220,000	$2,946,821

		$2,946,821

Wireless Telecommunication Services — 0.5%
Tele2 AB, Class B	371,000	$4,755,532

		$4,755,532

Total Common Stocks (identified cost $605,501,206)		$748,728,059

Preferred Stocks — 15.4%

Security	Shares	Value
Banks — 0.5%
Lloyds Banking Group PLC, 6.657% to 5/21/37(2)(3)	5,776	$5,330,926

		$5,330,926

Capital Markets — 0.1%
Affiliated Managers Group, Inc., 6.375%	35,210	$880,690
State Street Corp., Series C, 5.25%	21,823	519,824

		$1,400,514

Commercial Banks — 5.8%
Barclays Bank PLC, 7.625%	1,690	$1,710,832
Citigroup, Inc., Series B, 5.90% to 2/15/23(2)	2,120	2,133,474
CoBank ACB, Series F, 6.25% to 10/1/22(2)(3)	29,000	2,993,345
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(2)(3)	4,800	481,200
Farm Credit Bank of Texas, Series 1, 10.00%	3,036	3,649,841
First Republic Bank, Series B, 6.20%	23,500	588,969
First Tennessee Bank, 3.75%(3)(4)	1,700	1,282,437
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(2)(3)	2,250	3,265,341
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(2)	5,332	6,044,235
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(2)	965	913,391
KeyCorp, Series A, 7.75%	37,553	4,825,560
Landsbanki Islands HF, 7.431%(1)(3)(4)(5)(6)	14,750	0
Regions Financial Corp., Series A, 6.375%	204,500	5,036,835
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(2)	1,320	1,301,132
Royal Bank of Scotland Group PLC, Series T, 7.25%	50,150	1,131,384
Standard Chartered PLC, 7.014% to 7/30/37(2)(3)	58.47	5,982,486
SunTrust Banks, Inc., Series E, 5.875%	135,600	3,200,499
Texas Capital Bancshares, Inc., 6.50%	99,990	2,438,906
Texas Capital Bancshares, Inc., Series A, 6.50%	16,300	400,817
Webster Financial Corp., Series E, 6.40%	67,815	1,685,983
Wells Fargo & Co., Series L, 7.50%	4,050	4,710,150
Zions Bancorporation, Series G, 6.30% to 3/15/23(2)	67,210	1,692,852

		$55,469,669

Consumer Finance — 0.8%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(2)	47,594	$1,238,039
Capital One Financial Corp., Series B, 6.00%	125,000	3,030,000
Discover Financial Services, Series B, 6.50%	158,400	3,966,574

		$8,234,613

4

Security	Shares	Value
Diversified Financial Services — 3.1%
Bank of America Corp., Series U, 5.20% to 6/1/23(2)	1,645	$1,503,457
General Electric Capital Corp., Series A, 7.125% to 6/15/22(2)	20.99	2,384,435
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	17.55	1,846,785
KKR Financial Holdings, LLC, Series A, 7.375%	132,200	3,326,482
PPTT, 2006-A GS, Class A, 5.858%(3)(4)	70	14,182,058
RBS Capital Funding Trust VII, Series G, 6.08%	155,330	3,081,747
UBS AG, 7.625%	2,965	3,409,581

		$29,734,545

Electric Utilities — 1.3%
Electricite de France SA, 5.25% to 1/29/23(2)(3)	4,100	$3,929,008
Entergy Arkansas, Inc., 4.90%	34,570	709,428
Entergy Louisiana, LLC, 6.95%	1,000	101,531
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	56,072	1,195,035
Southern California Edison Co., Series D, 6.50%	11,779	1,245,629
Southern California Edison Co., Series E, 6.25% to 2/1/22(2)	1,016	1,123,652
Virginia Electric and Power Co., 6.12%	40	4,090,338

		$12,394,621

Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(3)	16,860	$1,525,304

		$1,525,304

Insurance — 0.9%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(1)(2)	5,000	$2,000,313
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(2)	4,582	117,757
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(2)	48,300	1,287,195
Montpelier Re Holdings, Ltd., 8.875%	133,647	3,537,636
Prudential PLC, 6.50%	1,280	1,298,382

		$8,241,283

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	191,264	$4,659,478

		$4,659,478

Multi-Utilities — 0.2%
DTE Energy Co., Series C, 5.25%	103,300	$2,411,022

		$2,411,022

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(2)	99,305	$2,619,815

		$2,619,815

Real Estate Investment Trusts (REITs) — 1.0%
CapLease, Inc., Series A, 8.125%	103,976	$2,611,877
Cedar Realty Trust, Inc., Series B, 7.25%	65,600	1,646,560
Chesapeake Lodging Trust, Series A, 7.75%	26,779	679,919
DDR Corp., Series K, 6.25%(1)	90,500	2,167,928
Sunstone Hotel Investors, Inc., Series D, 8.00%	81,900	2,137,082
Taubman Centers, Inc., Series K, 6.25%	24,800	587,760

		$9,831,126

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(3)	1,403	$1,721,744

		$1,721,744

Thrifts & Mortgage Finance — 0.5%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(2)	1,880	$1,804,800
EverBank Financial Corp., Series A, 6.75%	134,700	3,264,454

		$5,069,254

Total Preferred Stocks (identified cost $161,898,658)		$148,643,914

5

Corporate Bonds & Notes — 3.5%

Security	Principal Amount (000’s omitted)	Value
Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(2)(3)	$820	$758,500

		$758,500

Commercial Banks — 0.5%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(2)(3)	$800	$666,000
Citigroup Capital III, 7.625%, 12/1/36	1,660	1,976,881
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(2)(3)	1,900	2,367,875
Regions Bank, 6.45%, 6/26/37	200	210,469

		$5,221,225

Diversified Financial Services — 0.2%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(2)(3)	$2,000	$1,780,000

		$1,780,000

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(2)(3)	$2,232	$2,184,193

		$2,184,193

Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	$4,450	$4,631,729

		$4,631,729

Insurance — 1.3%
MetLife Capital Trust IV, 7.875%, 12/15/67(3)	$290	$343,650
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(2)(7)	1,713	2,612,325
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(2)(3)	1,700	1,714,875
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(2)(3)	1,347	1,450,194
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(2)(3)	1,159	1,219,847
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(2)	4,702	4,643,225

		$11,984,116

Pipelines — 0.7%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(2)(3)	$1,959	$1,880,640
Energy Transfer Partners, LP, 3.29%, 11/1/66(3)(4)	1,779	1,614,442
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(2)	2,975	3,148,544

		$6,643,626

Total Corporate Bonds & Notes (identified cost $29,453,977)		$33,203,389

Short-Term Investments — 2.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(8)	$25,306	$25,306,263

Total Short-Term Investments (identified cost $25,306,263)		$25,306,263

Total Investments — 99.3% (identified cost $822,160,104)		$955,881,625

Other Assets, Less Liabilities — 0.7%		$6,348,829

Net Assets — 100.0%		$962,230,454

6

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PPTT	-	Preferred Pass-Through Trust

(1)	Non-income producing security.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $56,674,065 or 5.9% of the Fund’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(5)	Defaulted security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $7,816.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	60.1%	$574,595,916
France	7.7	73,383,845
United Kingdom	6.6	62,876,249
Japan	5.1	49,038,088
Switzerland	3.4	32,173,376
Germany	3.1	29,943,429
Italy	2.6	24,833,491
Sweden	2.4	23,439,622
Norway	1.7	16,155,339
Ireland	1.4	13,308,382
Netherlands	1.3	12,980,595
Belgium	1.2	11,503,777
Spain	1.0	9,606,887
Cayman Islands	0.7	6,364,969
Bermuda	0.5	4,942,588
Poland	0.4	3,534,471
Australia	0.3	3,165,069
Israel	0.3	2,611,032
China	0.1	758,500
Brazil	0.1	666,000
Iceland	0.0	0

Total Investments	100.0%	$955,881,625

7

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
8/30/13	Euro 15,596,307	United States Dollar 20,679,611	Citibank NA	$(70,843)
8/30/13	Euro 15,596,307	United States Dollar 20,685,897	Standard Chartered Bank	(64,558)
8/30/13	Euro 15,596,307	United States Dollar 20,687,503	State Street Bank and Trust Co.	(62,951)
8/30/13	Japanese Yen 2,045,505,000	United States Dollar 20,892,582	Standard Chartered Bank	(2,110)

				$(200,462)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Depreciation
8/30/13	British Pound Sterling 3,258,390	United States Dollar 4,999,165	Citibank NA	$(43,336)
8/30/13	British Pound Sterling 3,258,390	United States Dollar 4,998,549	Standard Chartered Bank	(42,721)
8/30/13	British Pound Sterling 3,258,390	United States Dollar 4,998,892	State Street Bank and Trust Co.	(43,063)

				$(129,120)

At July 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts as a substitute for the purchase of securities or currencies.

At July 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $329,582.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$831,123,081

Gross unrealized appreciation	$153,547,153
Gross unrealized depreciation	(28,788,609)

Net unrealized appreciation	$124,758,544

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Consumer Discretionary	$38,606,825	$56,850,972	$—	$95,457,797
Consumer Staples	19,724,448	52,589,414	—	72,313,862
Energy	49,590,311	21,685,553	—	71,275,864
Financials	106,104,626	58,619,326	—	164,723,952
Health Care	35,706,079	43,953,981	—	79,660,060
Industrials	55,446,355	16,797,112	—	72,243,467
Information Technology	70,331,382	—	—	70,331,382
Materials	39,654,960	9,295,320	—	48,950,280
Telecommunication Services	—	29,172,941	—	29,172,941
Utilities	12,849,151	31,749,303	—	44,598,454
Total Common Stocks	$428,014,137	$320,713,922 **	$—	$748,728,059
Preferred Stocks
Consumer Staples	$—	$1,525,304	$—	$1,525,304
Energy	—	2,619,815	—	2,619,815
Financials	33,205,021	90,106,909	0	123,311,930
Industrials	—	4,659,478	—	4,659,478
Telecommunication Services	—	1,721,744	—	1,721,744
Utilities	2,411,022	12,394,621	—	14,805,643
Total Preferred Stocks	$35,616,043	$113,027,871	$0	$148,643,914
Corporate Bonds & Notes	$—	$33,203,389	$—	$33,203,389
Short-Term Investments	—	25,306,263	—	25,306,263
Total Investments	$463,630,180	$492,251,445	$0	$955,881,625

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(329,582)	$—	$(329,582)
Total	$—	$(329,582)	$—	$(329,582)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Parametric Tax-Managed International Equity Fund

July 31, 2013 (Unaudited)

Eaton Vance Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $42,804,134 and the Fund owned 39.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Australia — 5.5%
AGL Energy, Ltd.	19,720	$257,787
Amcor, Ltd.	86,114	818,386
APA Group	9,919	53,497
Australia and New Zealand Banking Group, Ltd.	10,697	285,799
BHP Billiton, Ltd.	2,241	70,064
Coca-Cola Amatil, Ltd.	14,713	169,818
Commonwealth Bank of Australia	9,434	628,828
Computershare, Ltd.	6,596	57,991
Crown, Ltd.	5,308	61,028
CSL, Ltd.	5,507	326,808
Federation Centres	22,983	48,368
GPT Group	20,014	65,806
Harvey Norman Holdings, Ltd.	44,634	106,615
James Hardie Industries PLC CDI	5,348	44,423
National Australia Bank, Ltd.	10,650	298,838
Orica, Ltd.	15,853	257,563
Origin Energy, Ltd.	22,838	245,094
Rio Tinto, Ltd.	5,375	277,975
Tabcorp Holdings, Ltd.	17,246	50,656
Tatts Group, Ltd.	20,688	59,303
Telstra Corp., Ltd.	142,874	640,175
Transurban Group	63,537	386,981
Wesfarmers, Ltd.	1,487	54,197
Westpac Banking Corp.	10,973	304,399
Woodside Petroleum, Ltd.	4,035	136,253
Woolworths, Ltd.	9,368	280,539

		$5,987,191

Austria — 1.0%
Immofinanz AG(1)	18,470	$75,645
OMV AG	14,433	638,497
Raiffeisen Bank International AG	5,737	174,114
Verbund AG	5,540	109,151
Vienna Insurance Group	893	46,116
Voestalpine AG	2,321	89,042

		$1,132,565

Belgium — 3.5%
Anheuser-Busch InBev NV	13,982	$1,344,527
Belgacom SA	13,840	338,760
Colruyt SA	7,459	425,349
Groupe Bruxelles Lambert SA	7,005	568,546
Mobistar SA	3,317	47,304
Solvay SA	2,273	308,115
Telenet Group Holding NV	4,146	200,526
UCB SA	5,498	316,579
Umicore SA	5,226	235,253

		$3,784,959

Denmark — 4.0%
A.P. Moller-Maersk A/S, Class A	21	$155,306
A.P. Moller-Maersk A/S, Class B	30	235,250
Carlsberg A/S, Class B	712	70,574

1

Security	Shares	Value
Coloplast A/S, Class B	14,477	$845,702
Danske Bank A/S(1)	3,080	56,694
DSV A/S	13,873	363,565
Novo Nordisk A/S, Class B	8,373	1,420,613
Novozymes A/S, Class B	18,246	625,416
TDC A/S	14,081	123,247
Tryg A/S	2,912	263,946
William Demant Holding A/S(1)	1,810	159,404

		$4,319,717

Finland — 2.7%
Elisa Oyj	13,791	$296,962
Fortum Oyj	8,270	163,577
Kesko Oyj, Class B	2,175	68,406
Kone Oyj, Class B	11,111	827,527
Metso Oyj	1,267	44,637
Nokia Oyj (1)	63,604	251,454
Nokian Renkaat Oyj	1,317	58,493
Orion Oyj, Class B	7,962	194,899
Pohjola Bank PLC, Class A	4,737	82,047
Sampo Oyj	12,347	540,755
Stora Enso Oyj	18,840	139,767
Wartsila Oyj	6,606	299,473

		$2,967,997

France — 6.5%
ADP	2,966	$306,450
Air Liquide SA	8,165	1,083,916
Alcatel-Lucent(1)	51,381	129,691
Carrefour SA	5,846	179,106
Christian Dior SA	516	91,437
Compagnie Generale des Etablissements Michelin, Class B	289	28,980
Dassault Systemes SA	3,888	511,100
EDF SA	2,363	69,267
Essilor International SA	3,907	437,260
Eutelsat Communications SA	7,473	208,865
GDF Suez	14,024	294,144
Iliad SA	316	74,554
Imerys SA	879	58,117
Kering SA	430	98,614
L’Oreal SA	1,941	325,373
Lagardere SCA	1,362	43,157
LVMH Moet Hennessy Louis Vuitton SA	5,415	985,689
Neopost SA	618	44,396
Pernod-Ricard SA	5,008	597,538
Safran SA	4,673	274,419
Sanofi	4,274	447,418
Societe BIC SA	1,535	170,509
Sodexo	2,236	204,211
Suez Environnement Co. SA	3,678	52,184
Total SA	5,116	272,623
Unibail-Rodamco SE	268	65,115

		$7,054,133

Germany — 6.6%
Adidas AG	2,106	$234,745
Bayerische Motoren Werke AG	6,733	659,018
Beiersdorf AG	4,742	438,512
Continental AG	655	103,142
Deutsche Lufthansa AG(1)	6,591	132,082
Deutsche Post AG	13,649	381,681
Deutsche Telekom AG	13,301	161,740

2

Security	Shares	Value
Fraport AG	937	$60,660
Fresenius Medical Care AG & Co. KGaA	705	44,517
Hannover Rueckversicherung AG	1,152	85,562
Henkel AG & Co. KGaA	7,652	634,124
Linde AG	8,483	1,634,103
Osram Licht AG(1)	507	19,763
Porsche Automobil Holding SE, PFC Shares	819	69,440
SAP AG	21,504	1,575,628
Siemens AG	5,077	557,613
United Internet AG	11,282	368,510

		$7,160,840

Greece — 0.1%
OPAP SA	15,114	$135,642

		$135,642

Hong Kong — 4.7%
ASM Pacific Technology, Ltd.	5,100	$55,384
Bank of East Asia, Ltd.	62,800	235,412
BOC Hong Kong (Holdings), Ltd.	116,500	365,490
Cathay Pacific Airways, Ltd.	120,000	222,171
Cheung Kong Infrastructure Holdings, Ltd.	43,000	296,881
CLP Holdings, Ltd.	47,000	389,627
Hang Lung Group, Ltd.	8,000	41,235
Hang Seng Bank, Ltd.	54,700	835,949
Hong Kong & China Gas Co., Ltd.	252,340	645,833
Hopewell Holdings, Ltd.	51,500	163,188
Link REIT (The)	147,500	720,227
MTR Corp., Ltd.	75,000	278,855
PCCW, Ltd.	129,000	58,375
Power Assets Holdings, Ltd.	69,500	623,945
Wing Hang Bank, Ltd.	15,000	138,979

		$5,071,551

Ireland — 1.3%
CRH PLC	17,461	$366,942
Elan Corp. PLC(1)	13,802	211,065
Kerry Group PLC, Class A	13,626	837,193

		$1,415,200

Israel — 2.2%
Bank Hapoalim B.M.	48,324	$231,084
Bank Leumi Le-Israel B.M.(1)	89,574	300,525
Bezeq Israeli Telecommunication Corp., Ltd.	144,376	233,215
Delek Group, Ltd.	342	96,040
Elbit Systems, Ltd.	1,744	76,942
Israel Chemicals, Ltd.	10,350	82,533
Israel Corp., Ltd.(1)	213	99,856
Israel Discount Bank, Ltd., Series A(1)	36,415	61,973
Mellanox Technologies, Ltd.(1)	1,386	62,510
Mizrahi Tefahot Bank, Ltd.(1)	15,499	165,277
NICE Systems, Ltd.	6,472	250,502
Teva Pharmaceutical Industries, Ltd. ADR	19,736	783,519

		$2,443,976

Italy — 4.1%
Atlantia SpA	14,359	$273,364
Autogrill SpA(1)	7,979	121,875
Enel Green Power SpA	133,159	296,401
Enel SpA	33,088	110,720
ENI SpA	74,373	1,642,686
Finmeccanica SpA(1)	10,656	55,749

3

Security	Shares	Value
Luxottica Group SpA	11,854	$628,023
Snam Rete Gas SpA	128,366	606,665
Telecom Italia SpA, PFC Shares	124,288	65,494
Tenaris SA	5,930	132,301
Terna Rete Elettrica Nazionale SpA	113,704	507,867

		$4,441,145

Japan — 11.8%
ABC-Mart, Inc.	2,400	$108,235
Air Water, Inc.	4,000	58,603
All Nippon Airways Co., Ltd.	123,000	253,284
Bank of Kyoto, Ltd. (The)	17,000	135,751
Bank of Yokohama, Ltd. (The)	63,000	345,284
Benesse Holdings, Inc.	3,000	103,456
Bridgestone Corp.	1,000	35,407
Canon, Inc.	1,500	46,266
Chiba Bank, Ltd. (The)	34,000	235,229
Chugai Pharmaceutical Co., Ltd.	13,200	261,731
Chugoku Bank, Ltd. (The)	19,000	246,705
Daihatsu Motor Co., Ltd.	15,000	329,706
Dainippon Sumitomo Pharma Co., Ltd.	1,200	15,916
Electric Power Development Co., Ltd.	1,800	59,535
Gunma Bank, Ltd. (The)	39,000	220,480
Hachijuni Bank, Ltd. (The)	30,000	176,006
Hamamatsu Photonics K.K.	7,900	274,280
Hiroshima Bank, Ltd. (The)	36,000	149,640
Hoya Corp.	2,400	51,724
Isetan Mitsukoshi Holdings, Ltd.	5,100	70,335
ITOCHU Techno-Solutions Corp.	1,600	63,399
Iyo Bank, Ltd. (The)	18,000	171,697
Japan Airlines Co., Ltd.	5,500	291,672
Japan Real Estate Investment Corp.	9	94,906
Joyo Bank, Ltd. (The)	12,000	64,550
Kamigumi Co., Ltd.	19,000	157,486
Kansai Paint Co., Ltd.	18,000	233,211
Keikyu Corp.	8,000	66,748
Keio Corp.	34,000	239,227
Keyence Corp.	2,300	749,935
Kintetsu Corp.	24,000	103,045
Kyowa Hakko Kirin Co., Ltd.	17,000	169,437
Lawson, Inc.	700	54,854
McDonald’s Holdings Co. (Japan), Ltd.	7,500	208,173
Miraca Holdings, Inc.	1,300	62,691
Mitsubishi Logistics Corp.	4,000	58,272
Mitsubishi Tanabe Pharma Corp.	9,700	130,666
Mizuho Financial Group, Inc.	34,800	72,378
NGK Spark Plug Co., Ltd.	9,000	178,544
Nippon Telegraph & Telephone Corp.	900	45,405
Nishi-Nippon City Bank, Ltd. (The)	47,000	121,135
Nitori Holdings Co., Ltd.	2,200	187,695
NTT DoCoMo, Inc.	702	1,069,201
Odakyu Electric Railway Co., Ltd.	34,000	322,753
Ono Pharmaceutical Co., Ltd.	5,300	339,691
Oracle Corp. Japan	2,800	109,071
Oriental Land Co., Ltd.	2,400	390,516
Osaka Gas Co., Ltd.	15,000	63,489
Rakuten, Inc.	39,900	537,950
Rinnai Corp.	3,100	226,973
Sankyo Co., Ltd.	1,400	61,822
Santen Pharmaceutical Co., Ltd.	4,700	204,761
Seven Bank, Ltd.	23,200	85,833
Shimamura Co., Ltd.	2,100	240,764

4

Security	Shares	Value
Shizuoka Bank, Ltd. (The)	42,000	$454,198
Sumitomo Rubber Industries, Ltd.	1,500	24,961
Suruga Bank, Ltd.	14,000	248,458
Suzuken Co., Ltd.	5,000	156,277
Sysmex Corp.	1,700	109,632
Taisho Pharmaceutical Holdings Co., Ltd.	1,000	68,116
Toho Gas Co., Ltd.	33,000	164,890
Tokyo Gas Co., Ltd.	22,000	120,931
TonenGeneral Sekiyu K.K.	29,000	280,453
Tsumura & Co.	1,700	48,424
Unicharm Corp.	5,900	314,091
USS Co., Ltd.	1,940	231,772
Yahoo! Japan Corp.	63	33,481
Yakult Honsha Co., Ltd.	1,500	69,880
Yamato Holdings Co., Ltd.	3,200	70,153
Yokogawa Electric Corp.	5,100	65,964

		$12,817,204

Luxembourg — 0.0%(2)
SES SA	950	$27,962

		$27,962

Netherlands — 5.0%
Akzo Nobel NV	9,706	$591,734
ASML Holding NV	15,529	1,398,847
European Aeronautic Defence and Space Co. NV	6,800	407,217
Gemalto NV	562	58,857
Heineken Holding NV	3,202	200,859
Heineken NV	7,054	495,485
Koninklijke Ahold NV	48,859	804,944
Koninklijke DSM NV	10,172	714,879
Koninklijke Vopak NV	5,152	296,775
QIAGEN NV(1)	13,623	279,891
Reed Elsevier NV	11,930	228,546

		$5,478,034

New Zealand — 0.6%
Auckland International Airport, Ltd.	100,898	$253,540
Contact Energy, Ltd.	23,324	99,982
Fletcher Building, Ltd.	23,996	155,735
SKYCITY Entertainment Group, Ltd.	17,644	58,992
Telecom Corporation of New Zealand, Ltd.	52,744	94,861

		$663,110

Norway — 2.7%
Aker Solutions ASA	14,269	$215,031
Gjensidige Forsikring ASA	6,519	100,894
Norsk Hydro ASA	70,453	299,496
Orkla ASA	20,563	158,809
Seadrill, Ltd.	8,024	342,996
Statoil ASA	35,612	773,017
Telenor ASA	42,114	932,686
Yara International ASA	1,858	83,382

		$2,906,311

Portugal — 0.6%
EDP-Energias de Portugal SA	87,007	$309,318
Galp Energia SGPS SA, Class B	7,743	123,680
Jeronimo Martins SGPS SA	9,657	190,795
Portugal Telecom SGPS SA	20,164	76,933

		$700,726

5

Security	Shares	Value
Singapore — 4.6%
Ascendas Real Estate Investment Trust	144,000	$260,277
ComfortDelGro Corp., Ltd.	45,000	70,831
DBS Group Holdings, Ltd.	94,300	1,237,491
Oversea-Chinese Banking Corp., Ltd.	102,000	846,819
Singapore Airlines, Ltd.	37,000	294,165
Singapore Press Holdings, Ltd.	116,000	400,408
Singapore Technologies Engineering, Ltd.	52,000	175,110
Singapore Telecommunications, Ltd.	209,000	645,379
StarHub, Ltd.	59,000	204,219
United Overseas Bank, Ltd.	33,000	556,682
UOL Group, Ltd.	51,000	280,123

		$4,971,504

Spain — 4.9%
Abertis Infraestructuras SA	14,497	$269,194
Acerinox SA	12,749	130,675
ACS Actividades de Construccion y Servicios SA	5,068	145,933
Amadeus IT Holding SA, Class A	12,461	428,563
CaixaBank SA	50,803	187,390
Distribuidora Internacional de Alimentacion SA	10,918	90,349
Enagas	17,193	424,862
Ferrovial SA	28,385	484,248
Grifols SA	6,311	266,540
Iberdrola SA	26,296	145,513
Indra Sistemas SA	7,412	100,454
Industria de Diseno Textil SA	7,272	970,700
International Consolidated Airlines Group SA(1)	17,117	75,925
Red Electrica Corp. SA	5,529	308,311
Repsol SA	16,922	405,571
Telefonica SA(1)	43,216	617,651
Zardoya Otis SA	16,076	234,229

		$5,286,108

Sweden — 5.2%
Atlas Copco AB, Class A	1,766	$46,067
Atlas Copco AB, Class B	1,799	42,143
Boliden AB	4,765	67,283
Elekta AB, Class B	7,444	127,475
Getinge AB, Class B	3,273	121,037
Hennes & Mauritz AB, Class B	17,167	641,557
Holmen AB, Class B	6,671	193,560
Investor AB, Class B	14,100	423,354
Lundin Petroleum AB(1)	2,108	46,294
Millicom International Cellular SA SDR	2,789	223,336
Nordea Bank AB	68,825	872,393
Scania AB, Class B	5,767	120,316
Skandinaviska Enskilda Banken AB, Class A	42,163	465,412
Skanska AB, Class B	17,255	325,589
SKF AB, Class B	2,244	62,283
Svenska Cellulosa AB, Class B	5,146	136,126
Swedbank AB, Class A	17,314	417,359
Tele2 AB, Class B	17,326	222,087
Telefonaktiebolaget LM Ericsson, Class B	11,670	137,943
TeliaSonera AB	135,801	982,225

		$5,673,839

Switzerland — 7.2%
Actelion, Ltd.(1)	5,582	$370,961
Adecco SA	5,678	361,004
Baloise Holding AG	1,801	195,524
Coca-Cola HBC AG(1)	8,092	209,752

6

Security	Shares	Value
Geberit AG	236	$63,315
Givaudan SA(1)	157	218,520
Lonza Group AG(1)	774	59,574
Nestle SA	28,438	1,924,758
Novartis AG	13,636	980,248
Roche Holding AG PC	4,191	1,031,359
Schindler Holding AG	2,365	329,746
Sonova Holding AG(1)	2,191	241,810
Sulzer AG	795	118,815
Swatch Group, Ltd. (The), Bearer Shares	638	379,133
Swiss Reinsurance Co., Ltd.	7,899	629,803
Swisscom AG	1,047	468,052
Zurich Insurance Group AG(1)	830	223,576

		$7,805,950

United Kingdom — 14.0%
Aberdeen Asset Management PLC	14,295	$83,668
Associated British Foods PLC	7,299	215,925
AstraZeneca PLC	21,712	1,101,357
BAE Systems PLC	12,401	84,100
Barclays PLC	113,451	495,666
BHP Billiton PLC	13,281	380,161
BP PLC	105,443	728,487
Bunzl PLC	2,862	61,434
Burberry Group PLC	18,459	430,292
Centrica PLC	149,088	886,356
Compass Group PLC	23,593	322,560
Croda International PLC	1,406	53,700
Diageo PLC	25,653	803,935
Experian PLC	7,587	142,264
GlaxoSmithKline PLC	7,574	193,770
Kingfisher PLC	10,578	63,997
Marks & Spencer Group PLC	23,568	172,337
National Grid PLC	20,279	242,361
Next PLC	9,933	753,915
Prudential PLC	4,045	71,838
Randgold Resources, Ltd.	1,696	124,955
Reed Elsevier PLC	11,369	147,158
Resolution, Ltd.	13,759	67,710
Rexam PLC	36,491	272,960
Rolls-Royce Holdings PLC (1)	21,194	377,870
Rolls-Royce Holdings PLC, PFC Shares (1)	2,522,086	3,837
Royal Dutch Shell PLC, Class A	71,358	2,434,818
Sage Group PLC (The)	75,838	404,254
Schroders PLC	1,488	55,414
Serco Group PLC	28,822	275,609
Severn Trent PLC	1,894	51,012
Shire PLC	13,376	487,976
SSE PLC	2,331	55,803
Subsea 7 SA	10,099	192,064
Tesco PLC	91,836	513,357
Tullow Oil PLC	22,304	352,820
Unilever PLC	14,064	571,117
United Utilities Group PLC	4,978	54,599
Vodafone Group PLC	256,506	768,254
Whitbread PLC	5,656	278,171
WM Morrison Supermarkets PLC	116,780	514,007

		$15,291,888

Total Common Stocks (identified cost $93,106,861)		$107,537,552

7

Rights — 0.0%(2)

Security	Shares	Value
Spain — 0.0%(2)
CaixaBank SA, Exp. 8/19/13(1)	50,803	$3,582

Total Rights (identified cost $3,370)		$3,582

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$427	$426,500

Total Short-Term Investments (identified cost $426,500)		$426,500

Total Investments — 99.2% (identified cost $93,536,731)		$107,967,634

Other Assets, Less Liabilities — 0.8%		$888,091

Net Assets — 100.0%		$108,855,725

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $347.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	36.3%	$39,588,893
British Pound Sterling	14.0	15,309,576
Japanese Yen	11.8	12,817,204
Swiss Franc	7.0	7,596,198
Australian Dollar	5.5	5,987,191
Swedish Krona	5.2	5,673,839
Hong Kong Dollar	4.7	5,071,551
Singapore Dollar	4.6	4,971,504
Danish Krone	4.0	4,319,717
Norwegian Krone	2.9	3,098,375
Israeli Shekel	1.5	1,660,457
United States Dollar	1.1	1,210,019
New Zealand Dollar	0.6	663,110

Total Investments	99.2%	$107,967,634

8

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	15.6%	$16,983,954
Consumer Staples	11.7	12,694,299
Health Care	11.6	12,642,540
Industrials	11.0	11,970,384
Consumer Discretionary	11.0	11,961,496
Materials	8.4	9,144,909
Energy	8.3	9,058,725
Telecommunication Services	7.7	8,390,115
Utilities	6.9	7,464,508
Information Technology	6.6	7,230,204
Short-Term Investments	0.4	426,500

Total Investments	99.2%	$107,967,634

The Portfolio did not have any financial instruments outstanding at July 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$93,983,048

Gross unrealized appreciation	$16,224,664
Gross unrealized depreciation	(2,240,078)

Net unrealized appreciation	$13,984,586

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$29,510,560		$—	$29,510,560
Developed Europe	90,337	75,492,679		—	75,583,016
Developed Middle East	783,519	1,660,457		—	2,443,976
Total Common Stocks	$873,856	$106,663,696	*	$—	$107,537,552
Rights	$3,582	$—		$—	$3,582
Short-Term Investments	$—	$426,500		$—	$426,500
Total Investments	$877,438	$107,090,196		$—	$107,967,634

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

July 31, 2013 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $57,504,182 and the Fund owned 57.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%(1)

Security	Shares	Value
Aerospace & Defense — 1.6%
Precision Castparts Corp.	7,300	$1,618,556

		$1,618,556

Airlines — 0.6%
Copa Holdings SA, Class A	4,200	$584,514

		$584,514

Automobiles — 0.4%
Tesla Motors, Inc.(2)	2,900	$389,412

		$389,412

Beverages — 2.4%
Anheuser-Busch InBev NV ADR	12,700	$1,215,517
Beam, Inc.	18,200	1,182,818

		$2,398,335

Biotechnology — 5.6%
Biogen Idec, Inc.(2)	6,100	$1,330,593
Celgene Corp.(2)	8,400	1,233,624
Gilead Sciences, Inc.(2)	37,200	2,285,940
Vertex Pharmaceuticals, Inc.(2)	10,400	829,920

		$5,680,077

Building Products — 1.6%
Fortune Brands Home & Security, Inc.	39,900	$1,648,269

		$1,648,269

Capital Markets — 1.7%
Affiliated Managers Group, Inc.(2)	2,800	$504,980
Charles Schwab Corp. (The)	52,700	1,164,143

		$1,669,123

Chemicals — 5.1%
Celanese Corp., Series A	16,700	$802,602
Cytec Industries, Inc.	11,800	919,220
Monsanto Co.	22,900	2,262,062
Praxair, Inc.	9,900	1,189,683

		$5,173,567

Commercial Banks — 2.3%
First Republic Bank	21,500	$928,585
Wells Fargo & Co.	33,100	1,439,850

		$2,368,435

Commercial Services & Supplies — 1.5%
Waste Connections, Inc.	34,450	$1,490,307

		$1,490,307

Communications Equipment — 1.2%
Riverbed Technology, Inc.(2)	78,100	$1,221,484

		$1,221,484

Computers & Peripherals — 6.3%
Apple, Inc.	9,400	$4,253,500
EMC Corp.	79,800	2,086,770

		$6,340,270

1

Security	Shares	Value
Diversified Financial Services — 1.6%
Citigroup, Inc.	31,300	$1,631,982

		$1,631,982

Electrical Equipment — 1.6%
AMETEK, Inc.	34,300	$1,587,404

		$1,587,404

Electronic Equipment, Instruments & Components — 1.1%
InvenSense, Inc.(2)	65,300	$1,154,504

		$1,154,504

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	14,900	$1,211,817

		$1,211,817

Food & Staples Retailing — 1.3%
Whole Foods Market, Inc.	23,000	$1,278,340

		$1,278,340

Food Products — 2.8%
Hershey Co. (The)	14,800	$1,404,076
Mondelez International, Inc., Class A	46,000	1,438,420

		$2,842,496

Health Care Equipment & Supplies — 3.2%
Analogic Corp.	10,400	$742,456
Globus Medical, Inc., Class A(2)	55,300	926,828
Stryker Corp.	22,700	1,599,442

		$3,268,726

Health Care Providers & Services — 2.2%
Brookdale Senior Living, Inc.(2)	44,500	$1,295,840
MEDNAX, Inc.(2)	9,200	896,264

		$2,192,104

Household Products — 0.8%
Colgate-Palmolive Co.	14,200	$850,154

		$850,154

Industrial Conglomerates — 1.3%
Danaher Corp.	19,200	$1,292,928

		$1,292,928

Internet & Catalog Retail — 5.7%
Amazon.com, Inc.(2)	7,700	$2,319,394
Netflix, Inc.(2)	4,400	1,074,568
priceline.com, Inc.(2)	2,000	1,751,340
Shutterfly, Inc.(2)	11,700	627,003

		$5,772,305

Internet Software & Services — 7.8%
eBay, Inc.(2)	34,900	$1,803,981
Facebook, Inc., Class A(2)	14,200	522,986
Google, Inc., Class A(2)	5,000	4,438,000
Pandora Media, Inc.(2)	28,200	517,188
Rackspace Hosting, Inc.(2)	12,600	570,654

		$7,852,809

IT Services — 3.7%
Accenture PLC, Class A	19,700	$1,454,057
Teradata Corp.(2)	4,300	254,216
Visa, Inc., Class A	11,400	2,017,914

		$3,726,187

2

Security	Shares	Value
Leisure Equipment & Products — 1.8%
Polaris Industries, Inc.	16,195	$1,816,107

		$1,816,107

Machinery — 0.9%
Colfax Corp.(2)	16,200	$859,734

		$859,734

Media — 2.9%
Lions Gate Entertainment Corp.(2)	24,600	$800,238
ReachLocal, Inc.(2)	27,200	351,152
Walt Disney Co. (The)	28,100	1,816,665

		$2,968,055

Multiline Retail — 1.4%
Dollar General Corp.(2)	24,905	$1,361,557

		$1,361,557

Oil, Gas & Consumable Fuels — 4.3%
Concho Resources, Inc.(2)	11,200	$1,004,528
EOG Resources, Inc.	9,800	1,425,802
Occidental Petroleum Corp.	11,000	979,550
Range Resources Corp.	12,100	957,110

		$4,366,990

Pharmaceuticals — 2.4%
Perrigo Co.	10,400	$1,293,656
Roche Holding AG ADR	17,800	1,091,318

		$2,384,974

Road & Rail — 2.2%
J.B. Hunt Transport Services, Inc.	14,100	$1,056,513
Kansas City Southern	10,732	1,156,373

		$2,212,886

Semiconductors & Semiconductor Equipment — 3.6%
Avago Technologies, Ltd.	30,300	$1,111,404
Cypress Semiconductor Corp.(2)	111,500	1,423,855
Monolithic Power Systems, Inc.	41,100	1,075,998

		$3,611,257

Software — 4.1%
Adobe Systems, Inc.(2)	17,154	$811,041
Citrix Systems, Inc.(2)	3,700	266,474
Infoblox, Inc.(2)	33,243	1,087,046
salesforce.com, inc.(2)	29,200	1,277,500
VMware, Inc., Class A(2)	8,000	657,520

		$4,099,581

Specialty Retail — 7.0%
DSW, Inc., Class A	17,000	$1,288,430
Home Depot, Inc. (The)	20,998	1,659,472
Lumber Liquidators Holdings, Inc.(2)	6,500	629,330
Ross Stores, Inc.	22,800	1,538,316
Tractor Supply Co.	15,900	1,925,967

		$7,041,515

Textiles, Apparel & Luxury Goods — 0.9%
VF Corp.	4,700	$925,900

		$925,900

Trading Companies & Distributors — 2.2%
United Rentals, Inc.(2)	9,700	$556,004
W.W. Grainger, Inc.	6,200	1,625,268

		$2,181,272

3

		Value
Total Common Stocks (identified cost $76,436,741)		$99,073,933

Short-Term Investments — 1.2%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$1,257	$1,256,544

Total Short-Term Investments (identified cost $1,256,544)		$1,256,544

Total Investments — 99.5% (identified cost $77,693,285)		$100,330,477

Covered Call Options Written — (0.0)%(4)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Citigroup, Inc.	16	$55.00	8/17/13	$(224)
Dollar General Corp.	14	57.50	8/17/13	(805)
EOG Resources, Inc.	10	155.00	8/17/13	(1,175)
Netflix, Inc.	9	300.00	8/17/13	(193)
Perrigo Co.	28	135.00	8/17/13	(840)
Range Resources Corp.	12	82.50	8/17/13	(660)
Tesla Motors, Inc.	3	150.00	8/17/13	(1,163)
Walt Disney Co. (The)	14	67.50	8/17/13	(462)
W.W. Grainger, Inc.	3	270.00	8/17/13	(278)

Total Covered Call Options Written (premiums received $17,262)				$(5,800)

Other Assets, Less Liabilities — 0.5%				$517,269

Net Assets — 100.0%				$100,841,946

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at July 31, 2013 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $1,626.

(4)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$77,721,048

Gross unrealized appreciation	$22,949,211
Gross unrealized depreciation	(339,782)

Net unrealized appreciation	$22,609,429

4

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	235	$28,504
Options written	2,354	266,113
Options terminated in closing purchase transactions	(379)	(68,822)
Options exercised	(687)	(81,008)
Options expired	(1,414)	(127,525)

Outstanding, end of period	109	$17,262

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions on individual securities that it holds to generate premium income. During the fiscal year to date ended July 31, 2013, the Portfolio also entered into a combination of option transactions on an individual security to seek return and/or seek to reduce the Portfolio’s exposure to a decline in the stock price.

At July 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $5,800.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$99,073,933 *	$—	$—	$99,073,933
Short-Term Investments	—	1,256,544	—	1,256,544
Total Investments	$99,073,933	$1,256,544	$—	$100,330,477

Liability Description
Covered Call Options Written	$(5,800)	$—	$—	$(5,800)
Total	$(5,800)	$—	$—	$(5,800)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Small-Cap Fund

July 31, 2013 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $102,453,373 and the Fund owned 71.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Auto Components — 2.3%
Dana Holding Corp.	149,840	$3,274,004

		$3,274,004

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	48,650	$2,436,392

		$2,436,392

Capital Markets — 4.6%
Cohen & Steers, Inc.	29,380	$1,009,791
HFF, Inc., Class A	77,740	1,632,540
Lazard, Ltd., Class A	75,140	2,732,090
Walter Investment Management Corp.(1)	30,191	1,201,300

		$6,575,721

Chemicals — 4.6%
Balchem Corp.	76,920	$3,827,539
Cytec Industries, Inc.	35,910	2,797,389

		$6,624,928

Commercial Banks — 4.7%
First Financial Holdings, Inc.	12,790	$709,078
PacWest Bancorp	28,080	994,594
Signature Bank(1)	31,570	2,890,233
Texas Capital Bancshares, Inc.(1)	45,052	2,049,415

		$6,643,320

Commercial Services & Supplies — 3.6%
Clean Harbors, Inc.(1)	42,070	$2,374,431
Team, Inc.(1)	68,764	2,694,861

		$5,069,292

Communications Equipment — 0.7%
Riverbed Technology, Inc.(1)	64,740	$1,012,534

		$1,012,534

Construction & Engineering — 3.3%
Foster Wheeler AG(1)	91,770	$1,967,549
MYR Group, Inc.(1)	125,690	2,714,904

		$4,682,453

Electrical Equipment — 1.8%
Generac Holdings, Inc.	59,080	$2,561,118

		$2,561,118

Electronic Equipment, Instruments & Components — 8.4%
FEI Co.	42,110	$3,261,420
FLIR Systems, Inc.	102,050	3,313,563
InvenSense, Inc.(1)	180,860	3,197,605
National Instruments Corp.	78,405	2,210,237

		$11,982,825

Energy Equipment & Services — 1.1%
Hornbeck Offshore Services, Inc.(1)	19,430	$1,028,819
Superior Energy Services, Inc.(1)	20,970	537,251

		$1,566,070

Food & Staples Retailing — 1.5%
United Natural Foods, Inc.(1)	35,850	$2,100,810

		$2,100,810

1

Security	Shares	Value
Food Products — 3.5%
Hain Celestial Group, Inc. (The)(1)	37,150	$2,710,464
Pinnacle Foods, Inc.	86,640	2,206,721

		$4,917,185

Health Care Equipment & Supplies — 3.3%
Analogic Corp.	39,260	$2,802,771
Globus Medical, Inc., Class A(1)	43,430	727,887
Integra LifeSciences Holdings Corp.(1)	29,790	1,173,428

		$4,704,086

Health Care Providers & Services — 2.3%
MEDNAX, Inc.(1)	15,920	$1,550,926
Team Health Holdings, Inc.(1)	41,500	1,669,130

		$3,220,056

Hotels, Restaurants & Leisure — 1.4%
Krispy Kreme Doughnuts, Inc.(1)	95,860	$2,014,977

		$2,014,977

Household Durables — 1.5%
Ryland Group, Inc. (The)	53,590	$2,167,180

		$2,167,180

Household Products — 2.4%
Church & Dwight Co., Inc.	53,080	$3,381,196

		$3,381,196

Insurance — 5.5%
Allied World Assurance Co. Holdings, Ltd.	33,830	$3,202,010
HCC Insurance Holdings, Inc.	60,010	2,672,245
Stewart Information Services Corp.	62,160	1,922,609

		$7,796,864

IT Services — 5.3%
Euronet Worldwide, Inc.(1)	111,640	$4,109,469
Global Cash Access Holdings, Inc.(1)	278,000	1,943,220
WEX, Inc.(1)	17,260	1,500,584

		$7,553,273

Life Sciences Tools & Services — 1.9%
Bruker Corp.(1)	107,210	$1,921,203
Charles River Laboratories International, Inc.(1)	17,490	796,495

		$2,717,698

Machinery — 6.5%
Colfax Corp.(1)	59,420	$3,153,419
RBC Bearings, Inc.(1)	54,236	2,975,387
Valmont Industries, Inc.	22,540	3,147,486

		$9,276,292

Marine — 2.1%
Kirby Corp.(1)	35,720	$3,016,911

		$3,016,911

Media — 0.5%
ReachLocal, Inc.(1)	49,930	$644,596

		$644,596

Oil, Gas & Consumable Fuels — 7.2%
Goodrich Petroleum Corp.(1)	116,580	$2,217,352
Kodiak Oil & Gas Corp.(1)	273,000	2,650,830
PDC Energy, Inc.(1)	60,810	3,353,671
Western Refining, Inc.	69,350	2,089,515

		$10,311,368

2

Security	Shares	Value
Paper & Forest Products — 0.9%
Boise Cascade Co.(1)	49,091	$1,298,948

		$1,298,948

Real Estate Investment Trusts (REITs) — 5.2%
Mid-America Apartment Communities, Inc.	32,360	$2,185,918
PS Business Parks, Inc.	39,521	2,895,704
Sovran Self Storage, Inc.	16,170	1,117,347
Terreno Realty Corp.	67,380	1,235,749

		$7,434,718

Semiconductors & Semiconductor Equipment — 2.7%
Cypress Semiconductor Corp.(1)	208,620	$2,664,078
Monolithic Power Systems, Inc.	44,330	1,160,559

		$3,824,637

Software — 2.2%
Mentor Graphics Corp.	154,950	$3,181,123

		$3,181,123

Specialty Retail — 5.4%
DSW, Inc., Class A	15,340	$1,162,619
GNC Holdings, Inc., Class A	75,260	3,972,223
Group 1 Automotive, Inc.	35,460	2,581,133

		$7,715,975

Total Common Stocks (identified cost $100,503,933)		$139,706,550

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$2,567	$2,566,659

Total Short-Term Investments (identified cost $2,566,659)		$2,566,659

Total Investments — 99.9% (identified cost $103,550,592)		$142,273,209

Other Assets, Less Liabilities — 0.1%		$211,458

Net Assets — 100.0%		$142,484,667

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

3

(3)	Restricted security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $2,479.

The Portfolio did not have any open financial instruments at July 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,483,440

Gross unrealized appreciation	$40,159,726
Gross unrealized depreciation	(1,369,957)

Net unrealized appreciation	$38,789,769

Restricted Securities

At July 31, 2013, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities				$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3**		Total
Common Stocks	$139,706,550	*	$—	$—		$139,706,550
Special Warrants	—		—	0	*	0
Short-Term Investments	—		2,566,659	—		2,566,659
Total Investments	$139,706,550		$2,566,659	$—		$142,273,209

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Small-Cap Value Fund

July 31, 2013 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $40,632,557 and the Fund owned 53.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Airlines — 1.5%
Spirit Airlines, Inc.(1)	33,705	$1,113,950

		$1,113,950

Auto Components — 1.5%
Dana Holding Corp.	51,470	$1,124,620

		$1,124,620

Beverages — 1.0%
Cott Corp.	92,612	$775,162

		$775,162

Building Products — 4.1%
A.O. Smith Corp.	75,284	$3,110,735

		$3,110,735

Chemicals — 4.7%
Calgon Carbon Corp.(1)	33,455	$599,848
Innophos Holdings, Inc.	24,169	1,204,583
RPM International, Inc.	50,164	1,767,780

		$3,572,211

Commercial Banks — 17.1%
1st Source Corp.	28,957	$789,947
Bancorp, Inc. (The)(1)	72,845	1,092,675
Bank of Marin Bancorp	18,306	771,598
Cardinal Financial Corp.	101,240	1,656,287
Center Bancorp, Inc.	26,744	403,032
ConnectOne Bancorp, Inc.(1)	35,940	1,145,048
Eagle Bancorp, Inc.(1)	68,727	1,805,458
First Financial Holdings, Inc.	13,898	770,679
German American Bancorp, Inc.	15,552	430,324
Prosperity Bancshares, Inc.	41,650	2,458,183
Texas Capital Bancshares, Inc.(1)	15,138	688,628
Umpqua Holdings Corp.	54,180	912,391

		$12,924,250

Construction & Engineering — 4.4%
EMCOR Group, Inc.	40,729	$1,681,293
MasTec, Inc.(1)	51,113	1,686,729

		$3,368,022

Containers & Packaging — 2.8%
AptarGroup, Inc.	36,465	$2,129,191

		$2,129,191

Distributors — 0.9%
Core-Mark Holding Co., Inc.	11,401	$714,273

		$714,273

Electric Utilities — 5.4%
Cleco Corp.	34,244	$1,661,176
Portland General Electric Co.	76,404	2,422,007

		$4,083,183

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.3%
Itron, Inc.(1)	22,578	$973,563

		$973,563

Energy Equipment & Services — 2.6%
Hornbeck Offshore Services, Inc.(1)	36,662	$1,941,253

		$1,941,253

Food Products — 3.5%
Darling International, Inc.(1)	56,719	$1,151,396
Inventure Foods, Inc.(1)	87,378	775,043
Lancaster Colony Corp.	8,647	717,960

		$2,644,399

Health Care Equipment & Supplies — 5.4%
Teleflex, Inc.	22,963	$1,823,951
West Pharmaceutical Services, Inc.	30,967	2,284,126

		$4,108,077

Insurance — 7.4%
Aspen Insurance Holdings, Ltd.	19,922	$746,876
Horace Mann Educators Corp.	28,901	819,054
ProAssurance Corp.	26,731	1,430,911
Protective Life Corp.	27,791	1,204,184
Tower Group, Inc.	65,343	1,429,051

		$5,630,076

IT Services — 1.7%
MAXIMUS, Inc.	34,526	$1,298,523

		$1,298,523

Machinery — 5.8%
Barnes Group, Inc.	55,952	$1,846,416
Crane Co.	23,147	1,409,652
EnPro Industries, Inc.(1)	20,106	1,142,624

		$4,398,692

Media — 0.5%
Madison Square Garden Co. (The)(1)	6,128	$361,368

		$361,368

Oil, Gas & Consumable Fuels — 3.9%
Stone Energy Corp.(1)	70,716	$1,722,642
VAALCO Energy, Inc.(1)	198,786	1,232,473

		$2,955,115

Real Estate Investment Trusts (REITs) — 0.9%
LaSalle Hotel Properties	25,651	$691,038

		$691,038

Road & Rail — 2.6%
Old Dominion Freight Line, Inc.(1)	45,240	$1,976,083

		$1,976,083

Semiconductors & Semiconductor Equipment — 4.4%
Entegris, Inc.(1)	160,637	$1,530,871
OmniVision Technologies, Inc.(1)	25,121	408,467
Photronics, Inc.(1)	185,563	1,419,557

		$3,358,895

Software — 1.0%
Nice Systems, Ltd. ADR	19,619	$759,452

		$759,452

2

Security	Shares	Value
Specialty Retail — 3.3%
Children’s Place Retail Stores, Inc. (The)(1)	25,163	$1,359,808
CST Brands, Inc.(1)	34,360	1,120,480

		$2,480,288

Textiles, Apparel & Luxury Goods — 4.6%
Hanesbrands, Inc.	27,581	$1,750,290
Iconix Brand Group, Inc.(1)	52,040	1,708,994

		$3,459,284

Thrifts & Mortgage Finance — 2.7%
Capitol Federal Financial, Inc.	75,509	$952,169
First Defiance Financial Corp.	40,041	1,057,082

		$2,009,251

Wireless Telecommunication Services — 1.0%
NII Holdings, Inc.(1)	110,006	$789,843

		$789,843

Total Common Stocks (identified cost $48,652,449)		$72,750,797

Short-Term Investments — 4.1%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/13	$3,063	$3,062,909

Total Short-Term Investments (identified cost $3,062,909)		$3,062,909

Total Investments — 100.1% (identified cost $51,715,358)		$75,813,706

Other Assets, Less Liabilities — (0.1)%		$(60,907)

Net Assets — 100.0%		$75,752,799

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,875,725

Gross unrealized appreciation	$24,170,052
Gross unrealized depreciation	(232,071)

Net unrealized appreciation	$23,937,981

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$72,750,797	*	$—	$—	$72,750,797
Short-Term Investments	—		3,062,909	—	3,062,909
Total Investments	$72,750,797		$3,062,909	$—	$75,813,706

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Value Fund

July 31, 2013 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2013, the value of the Fund’s investment in the Portfolio was $795,589,112 and the Fund owned 88.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 4.1%
Boeing Co. (The)	120,000	$12,612,000
Honeywell International, Inc.	135,000	11,202,300
United Technologies Corp.	123,100	12,995,667

		$36,809,967

Biotechnology — 1.8%
Gilead Sciences, Inc.(1)	260,000	$15,977,000

		$15,977,000

Capital Markets — 3.8%
Ameriprise Financial, Inc.	90,000	$8,010,000
Goldman Sachs Group, Inc. (The)	72,400	11,875,772
Morgan Stanley	200,000	5,442,000
State Street Corp.	135,000	9,405,450

		$34,733,222

Chemicals — 1.6%
Air Products and Chemicals, Inc.	50,000	$5,432,000
LyondellBasell Industries N.V., Class A	130,000	8,932,300

		$14,364,300

Commercial Banks — 8.7%
Fifth Third Bancorp	340,000	$6,538,200
KeyCorp	735,000	9,033,150
PNC Financial Services Group, Inc. (The)	193,900	14,746,095
Regions Financial Corp.	1,025,000	10,260,250
U.S. Bancorp	290,000	10,822,800
Wells Fargo & Co.	637,480	27,730,380

		$79,130,875

Computers & Peripherals — 1.0%
Apple, Inc.	20,000	$9,050,000

		$9,050,000

Consumer Finance — 2.8%
American Express Co.	340,000	$25,081,800

		$25,081,800

Diversified Financial Services — 4.5%
Citigroup, Inc.	250,000	$13,035,000
JPMorgan Chase & Co.	490,500	27,335,565

		$40,370,565

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	350,000	$12,344,500

		$12,344,500

Electric Utilities — 2.7%
American Electric Power Co., Inc.	225,000	$10,428,750
NextEra Energy, Inc.	165,000	14,290,650

		$24,719,400

1

Security	Shares	Value
Electrical Equipment — 1.1%
Eaton Corp. PLC	150,000	$10,342,500

		$10,342,500

Energy Equipment & Services — 1.4%
National Oilwell Varco, Inc.	65,000	$4,561,050
Schlumberger, Ltd.	97,900	7,962,207

		$12,523,257

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	340,000	$20,906,600

		$20,906,600

Food Products — 3.2%
Kraft Foods Group, Inc.	90,000	$5,092,200
Mondelez International, Inc., Class A	281,150	8,791,560
Nestle SA	145,000	9,813,977
Unilever NV - NY Shares	125,000	5,001,250

		$28,698,987

Health Care Equipment & Supplies — 1.1%
Covidien PLC	155,000	$9,552,650

		$9,552,650

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	250,000	$18,212,500

		$18,212,500

Industrial Conglomerates — 2.6%
General Electric Co.	960,000	$23,395,200

		$23,395,200

Insurance — 6.7%
ACE, Ltd.	110,000	$10,051,800
MetLife, Inc.	240,000	11,620,800
Prudential Financial, Inc.	144,600	11,419,062
Travelers Companies, Inc. (The)	195,000	16,292,250
XL Group PLC	355,000	11,129,250

		$60,513,162

Internet Software & Services — 1.0%
Google, Inc., Class A(1)	10,000	$8,876,000

		$8,876,000

IT Services — 1.7%
International Business Machines Corp.	78,550	$15,320,392

		$15,320,392

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	105,000	$9,566,550

		$9,566,550

Machinery — 0.6%
Caterpillar, Inc.	67,500	$5,596,425

		$5,596,425

Media — 5.1%
Comcast Corp., Class A	300,000	$13,524,000
Time Warner, Inc.	115,000	7,159,900
Walt Disney Co. (The)	389,165	25,159,517

		$45,843,417

2

Security	Shares	Value
Metals & Mining — 1.0%
BHP Billiton, Ltd. ADR(2)	60,000	$3,763,800
Freeport-McMoRan Copper & Gold, Inc.	190,000	5,373,200

		$9,137,000

Multi-Utilities — 2.4%
National Grid PLC	390,000	$4,661,018
Sempra Energy	200,000	17,526,000

		$22,187,018

Multiline Retail — 2.2%
Macy’s, Inc.	200,000	$9,668,000
Target Corp.	140,000	9,975,000

		$19,643,000

Oil, Gas & Consumable Fuels — 13.9%
Apache Corp.	60,000	$4,815,000
Chevron Corp.	200,000	25,178,000
ConocoPhillips	250,000	16,215,000
EOG Resources, Inc.	50,000	7,274,500
Exxon Mobil Corp.	265,150	24,857,813
Marathon Petroleum Corp.	104,300	7,648,319
Occidental Petroleum Corp.	225,000	20,036,250
Peabody Energy Corp.	150,000	2,484,000
Phillips 66	275,000	16,912,500

		$125,421,382

Pharmaceuticals — 8.0%
Johnson & Johnson	182,700	$17,082,450
Merck & Co., Inc.	475,000	22,880,750
Pfizer, Inc.	855,825	25,015,765
Roche Holding AG PC	30,000	7,382,669

		$72,361,634

Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc.	70,000	$9,473,800
Boston Properties, Inc.	70,000	7,486,500
Simon Property Group, Inc.	55,000	8,803,300

		$25,763,600

Road & Rail — 2.1%
Union Pacific Corp.	122,000	$19,347,980

		$19,347,980

Software — 2.2%
Microsoft Corp.	460,000	$14,641,800
Oracle Corp.	170,000	5,499,500

		$20,141,300

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	87,000	$4,622,310

		$4,622,310

Tobacco — 0.5%
Philip Morris International, Inc.	50,000	$4,459,000

		$4,459,000

3

Security	Shares	Value
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC ADR	150,000	$4,492,500

		$4,492,500

Total Common Stocks (identified cost $475,565,115)		$889,505,993

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.01%(3)(4)	$3,733	$3,732,925
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	4,693	4,692,726

Total Short-Term Investments (identified cost $8,425,651)		$8,425,651

Total Investments — 99.3% (identified cost $483,990,766)		$897,931,644

Other Assets, Less Liabilities — 0.7%		$6,039,842

Net Assets — 100.0%		$903,971,486

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at July 31, 2013.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At July 31, 2013, the Portfolio loaned securities having a market value of $3,644,613 and received $3,732,925 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 were $4,630 and $3,552, respectively.

The Portfolio did not have any open financial instruments at July 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$488,069,021

Gross unrealized appreciation	$409,862,623
Gross unrealized depreciation	—

Net unrealized appreciation	$409,862,623

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$70,108,727	$—		$—	$70,108,727
Consumer Staples	44,250,610	9,813,977		—	54,064,587
Energy	137,944,639	—		—	137,944,639
Financials	265,593,224	—		—	265,593,224
Health Care	118,287,665	7,382,669		—	125,670,334
Industrials	95,492,072	—		—	95,492,072
Information Technology	53,387,692	—		—	53,387,692
Materials	23,501,300	—		—	23,501,300
Telecommunication Services	16,837,000	—		—	16,837,000
Utilities	42,245,400	4,661,018		—	46,906,418
Total Common Stocks	$867,648,329	$21,857,664	*	$—	$889,505,993
Short-Term Investments	$—	$8,425,651		$—	$8,425,651
Total Investments	$867,648,329	$30,283,315		$—	$897,931,644

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

U.S. Government Money Market Fund

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Government Agency Obligations — 83.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
0.15%, 10/4/13	$1,250	$1,249,952
0.17%, 12/20/13	2,500	2,500,647
0.10%, 2/14/14(1)	1,000	999,897
0.24%, 6/4/14(1)	340	340,290
Discount Note, 0.065%, 8/2/13	2,800	2,799,995
Discount Note, 0.07%, 8/2/13	1,467	1,466,997
Discount Note, 0.07%, 8/7/13	5,227	5,226,939
Discount Note, 0.08%, 8/8/13	393	392,994
Discount Note, 0.01%, 8/9/13	7,540	7,539,983
Discount Note, 0.025%, 8/9/13	2,069	2,068,988
Discount Note, 0.08%, 8/9/13	1,865	1,864,967
Discount Note, 0.08%, 8/14/13	500	499,986
Discount Note, 0.06%, 8/21/13	1,500	1,499,950
Discount Note, 0.09%, 8/21/13	700	699,965
Discount Note, 0.07%, 8/23/13	2,025	2,024,913
Discount Note, 0.05%, 8/28/13	5,000	4,999,812
Discount Note, 0.055%, 8/30/13	1,000	999,956
Discount Note, 0.07%, 8/30/13	3,500	3,499,803
Discount Note, 0.08%, 8/30/13	1,239	1,238,920
Discount Note, 0.135%, 9/3/13	300	299,963
Discount Note, 0.06%, 9/6/13	4,000	3,999,760
Discount Note, 0.105%, 9/6/13	700	699,927
Discount Note, 0.06%, 9/11/13	2,500	2,499,829
Discount Note, 0.085%, 9/13/13	3,500	3,499,645
Discount Note, 0.055%, 9/18/13	4,000	3,999,707
Discount Note, 0.09%, 9/18/13	1,250	1,249,850
Discount Note, 0.105%, 9/20/13	420	419,939
Discount Note, 0.05%, 9/25/13	889	888,932
Discount Note, 0.12%, 10/1/13	300	299,939
Discount Note, 0.115%, 10/4/13	300	299,939
Discount Note, 0.12%, 10/9/13	500	499,885
Discount Note, 0.11%, 10/16/13	2,500	2,499,419
Discount Note, 0.06%, 10/18/13	2,500	2,499,675
Discount Note, 0.10%, 10/18/13	403	402,913
Discount Note, 0.05%, 10/23/13	2,500	2,499,712
Discount Note, 0.10%, 10/23/13	900	899,792
Discount Note, 0.105%, 10/25/13	2,500	2,499,380
Discount Note, 0.11%, 10/25/13	490	489,873
Discount Note, 0.12%, 11/1/13	294	293,910
Discount Note, 0.12%, 11/8/13	335	334,889
Discount Note, 0.10%, 1/17/14	632	631,703

		$73,623,535

Federal Home Loan Mortgage Corp.:
Discount Note, 0.03%, 8/5/13	$12,560	$12,559,958
Discount Note, 0.065%, 8/5/13	1,400	1,399,990

1

Security	Principal Amount (000’s omitted)	Value
Discount Note, 0.065%, 8/19/13	$1,650	$1,649,946
Discount Note, 0.08%, 8/26/13	3,250	3,249,819
Discount Note, 0.085%, 8/26/13	3,000	2,999,823
Discount Note, 0.09%, 8/26/13	3,010	3,009,812
Discount Note, 0.08%, 9/4/13	3,500	3,499,736
Discount Note, 0.10%, 9/4/13	915	914,914
Discount Note, 0.085%, 9/10/13	1,575	1,574,851
Discount Note, 0.15%, 9/13/13	400	399,928
Discount Note, 0.07%, 9/16/13	2,000	1,999,821
Discount Note, 0.075%, 10/7/13	1,500	1,499,791
Discount Note, 0.125%, 10/8/13	300	299,929
Discount Note, 0.095%, 10/10/13	300	299,945
Discount Note, 0.055%, 10/21/13	1,000	999,876
Discount Note, 0.08%, 10/22/13	2,000	1,999,636
Discount Note, 0.10%, 10/22/13	400	399,909
Discount Note, 0.09%, 10/28/13	1,500	1,499,670
Discount Note, 0.08%, 11/26/13	2,500	2,499,350
Discount Note, 0.08%, 12/16/13	1,225	1,224,627
Discount Note, 0.10%, 1/23/14	800	799,611

		$44,780,942

Federal National Mortgage Association:
0.38%, 8/9/13(1)	$1,065	$1,065,066
0.172%, 6/20/14(1)	4,000	4,001,358
Discount Note, 0.08%, 8/1/13	587	587,000
Discount Note, 0.085%, 8/7/13	505	504,993
Discount Note, 0.10%, 8/19/13	500	499,975
Discount Note, 0.065%, 8/28/13	2,500	2,499,878
Discount Note, 0.10%, 9/3/13	1,750	1,749,839
Discount Note, 0.105%, 9/16/13	375	374,950
Discount Note, 0.075%, 10/2/13	1,500	1,499,806
Discount Note, 0.08%, 10/9/13	2,500	2,499,617
Discount Note, 0.107%, 10/9/13	500	499,897
Discount Note, 0.12%, 10/16/13	400	399,899
Discount Note, 0.10%, 10/30/13	677	676,831
Discount Note, 0.12%, 11/13/13	790	789,726
Discount Note, 0.085%, 12/11/13	3,000	2,999,065

		$20,647,900

Total U.S. Government Agency Obligations (amortized cost $139,052,377)		$139,052,377

U.S. Treasury Obligations — 17.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.11%, 8/22/13	$628	$627,960
U.S. Treasury Bill, 0.11%, 8/22/13	464	463,971
U.S. Treasury Bill, 0.05%, 9/5/13	2,000	1,999,906
U.S. Treasury Bill, 0.04%, 9/12/13	2,000	1,999,899
U.S. Treasury Bill, 0.06%, 1/9/14	2,500	2,499,307
U.S. Treasury Note, 0.75%, 8/15/13	2,695	2,695,652
U.S. Treasury Note, 0.13%, 8/31/13	2,500	2,499,953
U.S. Treasury Note, 0.50%, 10/15/13	3,000	3,002,230

2

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 0.25%, 10/31/13	$3,000	$3,000,939
U.S. Treasury Note, 0.50%, 11/15/13	2,100	2,102,314
U.S. Treasury Note, 1.00%, 1/15/14	2,500	2,510,419
U.S. Treasury Note, 1.88%, 2/28/14	5,000	5,051,527

Total U.S. Treasury Obligations (amortized cost $28,454,077)		$28,454,077

Total Investments — 100.2% (amortized cost $167,506,454)(2)		$167,506,454

Other Assets, Less Liabilities — (0.2)%		$(309,565)

Net Assets — 100.0%		$167,196,889

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(2)	Cost for federal income taxes is the same.

The Fund did not have any open financial instruments at July 31, 2013.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at amortized cost, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$139,052,377	$—	$139,052,377
U.S. Treasury Obligations	—	28,454,077	—	28,454,077
Total Investments	$—	$167,506,454	$—	$167,506,454

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013